UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York	10017-3206
(Address of principal executive offices)	(Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1.	Reports to Stockholders.

PERFORMANCE OVERVIEW AS OF JUNE 30, 2008

The TIAA-CREF Life Funds serve as investment vehicles for the TIAA-CREF Life Separate Account VA-1 (which offers Personal Annuity Select, Lifetime Variable Select and Single Premium Immediate Annuity contracts) and TIAA-CREF Life Separate Account VLI-1 (which offers the Variable Universal Life and Intelligent Life contracts). The returns of the TIAA-CREF Life Funds shown in this report do not reflect the administrative expense and the mortality and expense risk charges deducted by the products mentioned above. Because of these additional deductions, the returns on the investment subaccounts offered through the contracts that invest in these funds are lower, for the same periods, than the figures shown here.

		Total return	Average annual total return
	Inception date	1 year	5 years	Since inception*
EQUITIES
Growth Equity Fund	4/3/2000	0.62%	8.18%	–4.72%
Growth & Income Fund	4/3/2000	–4.09	10.79	0.90
International Equity Fund	4/3/2000	–14.78	17.29	2.66
Large-Cap Value Fund	10/28/2002	–22.03	9.39	10.74
Small-Cap Equity Fund	10/28/2002	–17.59	10.28	13.18
Stock Index Fund	1/4/1999	–12.60	8.32	2.93
Social Choice Equity Fund	4/3/2000	–11.64	8.36	0.67
Real Estate Securities Fund	10/28/2002	–15.27	12.69	15.42
FIXED INCOME
Bond Fund	7/8/2003	4.62	—	3.52
Money Market Fund†	7/8/2003	4.29	—	3.43

NET ANNUALIZED YIELD (30-day period ended 6/30/2008)		NET ANNUALIZED YIELD (7-day period ended 6/24/2008)
	Effective		Current	Effective
Bond Fund	5.42%	Money Market Fund†	2.41%	2.43%

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.

†	Investments in the TIAA-CREF Life Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

UNDERSTANDING YOUR TIAA-CREF LIFE FUNDS REPORT

This report contains information about the TIAA-CREF Life Funds and describes the funds’ results for the six months ended June 30, 2008. The report contains five main sections:

•	The performance overview on the inside front cover shows the funds’ returns over a variety of time periods.

•

The report on the TIAA-CREF Life Funds from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, explains how returns among various types of investments differed during the six-month period.

•

The fund performance section compares each fund’s return with the returns of that fund’s benchmark index and peer group. This section includes fund profiles that provide fund statistics at a glance, as well as portfolio composition tables that show breakdowns of each fund’s holdings by industry or security type.

•	The summary portfolios of investments list the industries or types of securities in which each fund had investments as of June 30, 2008, and the largest individual holdings the fund held on that date.

•	The financial statements contain detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at www.tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

REPORT ON THE TIAA-CREF LIFE FUNDS

Global stock markets entered 2008 having completed five consecutive years of impressive gains. The MSCI World Index SM, which tracks stock performance in 23 developed nations, including the United States, posted an average annual return of 17% over that time—a cumulative rate of 119%.

However, stock prices started to drop in the second half of 2007, and that slide continued and intensified during the first half of 2008.

Investor sentiment changed because of concerns about the U.S. economy and about the rising price of oil—which climbed above $140 per barrel in June. In the second quarter, gross domestic product was estimated as growing at an annual rate of 1.9%—significantly below the nation’s long-term growth rate.

For the first six months of 2008, the broad U.S. stock market, as measured by the Russell 3000® Index, lost 11.1%. Foreign stocks, as measured by the MSCI EAFE® Index, fell 11.0% in terms of dollars.

Bond returns suffer, too

Bonds fared better than stocks; bond returns were positive for the six months. The Lehman Brothers U.S. Aggregate Index, which measures the broad U.S. investment-grade, fixed-rate bond market, returned just 1.1%—far below the historical norm for a six-month period.

The Lehman index gained 2.2% in the first quarter. In the second quarter, amid heightened inflation fears and an end to the Federal Reserve’s string of short-term interest rate cuts, the index fell 1.0%.

Seven out of ten funds outperform their peers

When markets are down, the performance of an investment fund in relation to its peers takes on even greater importance. During the first half of 2008, seven of the ten TIAA-CREF Life Funds performed better than the average returns of their peers, as defined by their respective Morningstar categories—or, in the case of the Money Market Fund, better than the average U.S. taxable money market fund.

In absolute terms, the best result came from the Money Market Fund, which returned 1.6% for the six-month period, ahead of the prevailing money market average, as measured by iMoneyNet.

The eight funds that invest in stocks all participated in the market’s decline. Of these eight, six declined less than the average returns of their respective Morningstar categories and five declined less than the returns of their respective benchmarks. Returns ranged from –4.8% for the Real Estate Securities Fund to –18.0% for the International Equity Fund.

2    2008 Semiannual Report ¡ TIAA-CREF Life Funds

The Bond Fund’s –0.1% return lagged that of its benchmark, but the fund held up better than its Morningstar category average, which posted a loss of 0.7%.

How diversified is your portfolio?

While no investment strategy can guarantee against loss, diversifying your assets can help limit your losses when declines occur in one investment area or asset class but not in others. It can also help ensure that, when a given area or asset class does well, you will be able to share in its rewards.

Generally stocks produce higher returns than bonds over the long term. During 2007, however, U.S. investment-grade bonds, as measured by the Lehman aggregate index, returned 7.0%, while the stocks of the Russell 3000 earned just 5.1%. Diversification enables an investor to take advantage of unexpected results like these.

That is why TIAA-CREF Life Funds offer a range of investment options that includes stocks, bonds and the money market. With stocks, we also give you an opportunity to diversify among both domestic and foreign stocks.

With U.S. stocks, you can choose a broad-based fund or one that focuses on a particular part of the market, such as the Growth & Income Fund, which concentrates on stocks of larger companies.

Edward J. Grzybowski

Chief Investment Officer

Teachers Advisors, Inc.

Some investors may decide that they want both, seeking to balance the benefits of broad diversification with the opportunities that a concentration in one part of the market may provide.

Our goal is to give you options that can be combined to create a broadly diversified portfolio with the potential for consistent growth. Of course, the right mix depends on your financial needs, your time horizon and your attitude toward risk.

If you would like help finding the combination that’s best for you, please visit our website or call us.

Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    3

MORE INFORMATION ON THE TIAA-CREF LIFE FUNDS

Portfolio listings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The funds file complete portfolio listings with the SEC and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ holdings (called “TIAA-CREF Life Funds Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2008) in the following ways:

•	By visiting our website at www.tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	At the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives them the right to vote on proxy issues of companies in which they invest. A description of our proxy voting policies and procedures can be found on our website at www.tiaa-cref.org or on the SEC website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

4    2008 Semiannual Report ¡ TIAA-CREF Life Funds

SPECIAL TERMS

Agency securities are bonds issued by U.S. government entities such as Fannie Mae.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a fund.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations or other borrowers. Maturities range from 1 to 270 days.

Emerging markets are countries with relatively low per capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is a measure of the annual amount that investors pay for the management of a mutual fund. It is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security that forms a larger percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark. See also “Underweight holding.”

Peer groups are groupings of mutual funds with similar objectives whose performance can be compared with that of an individual mutual fund with a similar objective.

Portfolio turnover rate is calculated by dividing the market value of securities bought and sold during a given period by the average value of the fund’s assets during that period.

Price/earnings ratio (P/E) is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Relative performance is the return of a fund in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other marketable investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark. See also “Overweight holding.”

*	Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    5

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Life Funds incur only one of two potential types of costs.

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other funds.

The examples assume $1,000 was invested on January 1, 2008, and held for six months until June 30, 2008.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6    2008 Semiannual Report ¡ TIAA-CREF Life Funds

GROWTH EQUITY FUND LARGE-CAP GROWTH STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The Growth Equity Fund returned –9.82% for the period, compared with the –9.06% return of its benchmark, the Russell 1000® Growth Index, and the –10.38% average return of the fund’s peer group, the Morningstar Large Growth category.

Large-cap growth fares better than large-cap value

For the six-month period, large-cap growth stocks held up better than large-cap value issues, which lost 13.57%, as measured by the Russell 1000 Value Index. For the twelve months ended June 30, 2008, the large-cap growth category posted a 5.96% loss—far less than the 18.78% decline seen among large-cap value stocks.

For the ten years ended June 30, however, the Russell 1000 Growth Index posted an average annual return of 0.96% versus the 4.91% average return of the Russell 1000 Value Index.

Declines in most sectors drive down the benchmark

Ten of the benchmark’s twelve industry sectors registered negative returns, with seven producing double-digit losses. The benchmark’s two largest sectors—technology (down 12.3%) and consumer discretionary (down 12.2%)—were among the biggest detractors from performance. Together these sectors constituted almost 40% of the benchmark’s market capitalization at the end of June.

Only two sectors in the index, “other energy” and materials and processing, posted gains, rising 19.8% and 2.1%, respectively.

Stock selections trim relative performance

The fund underperformed its benchmark largely because of various overweight holdings that failed to perform as anticipated. Chief among these were Hologic, a maker of medical imaging systems, drugmaker Merck, MGM Mirage and International Game Technology. An out-of-benchmark position in Renewable Energy, a Norwegian solar energy company, also detracted from relative performance.

The negative effects of these holdings were partially mitigated by a number of successful overweight stock selections, including agricultural giant Monsanto and energy provider Denbury Resources. An underweight position in Microsoft also aided returns.

On June 30, 2008, foreign securities made up 12.41% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    7

GROWTH EQUITY FUND LARGE-CAP GROWTH STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, growth investing risk, style risk, large-cap risk, reorganization risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 1000®Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000®Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher price/book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return
	6 months	1 year	5 years	Since inception
Growth Equity Fund (inception: 4/3/2000)	–9.82%	0.62%	8.18%	–4.72	%*
Russell 1000 Growth Index	–9.06	–5.96	7.32	–4.57	*
Morningstar Large Growth	–10.38	–6.02	7.81	–2.51

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

8    2008 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would be worth $6,710 as of June 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN

*	Partial year

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    9

GROWTH EQUITY FUND LARGE-CAP GROWTH STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2008

Growth Equity Fund	Starting fund value (1/1/08)	Ending fund value (6/30/08)		Expenses paid* (1/1/08– 6/30/08)
Actual return	$1,000.00	$901.80		$1.32
5% annual hypothetical return	1,000.00	1,023.45	†	1.41

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.28%, multiplied by the average fund value over the six-month period, multiplied by 182/366. There were 182 days in the first half of 2008.

†	Ending fund value for the hypothetical example would be $1,024.86 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$37.60 million
Number of holdings	82
Portfolio turnover rate	126%
Weighted median market capitalization	$34.5 billion
P/E ratio (weighted 12-month trailing average)	23.8
Dividend yield	0.81%
2008 expense ratio‡	0.28%

‡	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Technology	30.2
Health care	16.2
Consumer products & services	15.8
Manufacturing & materials	15.4
Energy	13.2
Financial	9.0
Utilities	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	75.55
$4 billion–$15 billion	23.14
Under $4 billion	1.31

Total	100.00

10    2008 Semiannual Report ¡ TIAA-CREF Life Funds

GROWTH & INCOME FUND LARGE-CAP, DIVIDEND-PAYING STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The Growth & Income Fund returned –10.43% for the period, compared with the –11.91% return of its benchmark, the S&P 500® Index, and the –11.18% average return of the fund’s peer group, the Morningstar Large Blend category.

Large-cap stocks fare worse than the broad market

For the first half of 2008, the S&P 500 Index, which contains mostly large-cap stocks, suffered a greater decline than the broad-based Russell 3000® Index, which fell 11.05%. This happened because, unlike the Russell 3000, the S&P 500 includes few small-cap stocks. The small-cap component of the Russell 3000, which makes up nearly one-tenth of that index, declined 9.37%.

For the ten years ended June 30, 2008, the S&P 500 Index produced an average annual return of 2.88%—less than the 3.51% return of the Russell 3000 Index.

Financial and technology sectors drive down the benchmark

For the six-month period, eight of the benchmark’s ten industry sectors posted negative returns, with six registering double-digit losses. Prolonged weakness in financials and information technology, the benchmark’s two largest sectors, led to returns for these sectors of –29.7% and –13.1%, respectively. Combined, the two sectors made up about one-third of the benchmark’s market capitalization as of June 30, 2008.

These losses were partially offset by a positive contribution from the energy sector, which made up about one-sixth of the market capitalization of the index, and gained 8.9%.

Stock choices boost relative performance

The fund held up better than its benchmark because of numerous favorable stock selections that included a number of nonbenchmark issues. Among these were Mosaic, one of the world’s largest fertilizer producers; Elan, an Irish biotech company; Activision, a video game maker; and Anglo-American, a U.K.-based mining company. Overweight positions in Devon Energy and Cabot Oil and Gas also helped relative returns.

These positive effects were partly offset by other holdings that reduced relative performance, including overweight positions in Bear Stearns, Fannie Mae and drugmaker Merck.

On June 30, 2008, foreign securities made up 7.96% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    11

GROWTH & INCOME FUND LARGE-CAP, DIVIDEND-PAYING STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, style risk, foreign investment risk, growth investing risk and large-cap risk. In addition, it is subject to the risks associated with stocks paying relatively high dividends; they may underper-form other stocks during periods of rapid market appreciation. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The S&P 500®Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return
	6 months	1 year	5 years	Since inception
Growth & Income Fund (inception: 4/3/2000)	–10.43%	–4.09%	10.79%	0.90	%*
S&P 500 Index	–11.91	–13.12	7.58	–0.27	*
Morningstar Large Blend	–11.18	–12.27	7.64	0.78

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies.

12    2008 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would have grown to $10,771 as of June 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN

*	Partial year

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    13

GROWTH & INCOME FUND LARGE-CAP, DIVIDEND-PAYING STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2008

Growth & Income Fund	Starting fund value (1/1/08)	Ending fund value (6/30/08)		Expenses paid* (1/1/08– 6/30/08)
Actual return	$1,000.00	$895.70		$1.08
5% annual hypothetical return	1,000.00	1,023.70	†	1.16

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.23%, multiplied by the average fund value over the six-month period, multiplied by 182/366. There were 182 days in the first half of 2008.

†	Ending fund value for the hypothetical example would be $1,024.86 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$73.58 million
Number of holdings	140
Portfolio turnover rate	68%
Weighted median market capitalization	$48.8 billion
P/E ratio (weighted 12-monthtrailing average)	18.5
Dividend yield	1.85%
2008 expense ratio‡	0.23%

‡

This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Technology	19.9
Manufacturing & materials	19.0
Consumer products & services	18.4
Energy	13.9
Health care	13.3
Financial	11.8
Utilities	3.7

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	81.66
$4 billion–$15 billion	11.74
Under $4 billion	6.60

Total	100.00

14    2008 Semiannual Report ¡ TIAA-CREF Life Funds

INTERNATIONAL EQUITY FUND FOREIGN STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The International Equity Fund returned –18.03% for the period, compared with the –10.96% return of the fund’s benchmark, the MSCI EAFE® Index, and the –10.71% average return of the fund’s peer group, the Morningstar Foreign Large Blend category.

Foreign and U.S. stocks fall together

Rattled by soaring oil prices, continued problems in the credit markets and investor doubts about global growth, foreign stocks posted a double-digit loss in the first six months of 2008. For the period, the drop in the EAFE index was in line with the 11.05% decline of the Russell 3000® Index, which measures the broad U.S. stock market.

For U.S. investors, foreign stock losses were cushioned by a weaker dollar. The rising value of the euro and pound during the period trimmed nearly five percentage points from the 15.70% loss of the EAFE in terms of local currencies, resulting in a 10.96% decline in dollars.

For the ten years ended June 30, 2008, the average annual return of the EAFE index was 5.83% in dollars, versus 3.51% for the Russell 3000 Index.

European stocks lose the most ground

During the period, the EAFE’s European segment lost 12.4% in dollar terms. British, French and German stocks fell 11.2%, 12.0% and 13.9%, respectively. In the Pacific segment, Japanese stocks lost 5.5%, while other Pacific stocks tumbled 11.7%.

Stock selections produce negative results

The fund’s decline was larger than its benchmark’s because of numerous stock selections that performed poorly. Among the primary detractors were overweight positions in Swiss financial services provider UBS, Italian car maker Fiat and Japanese real estate developer Urban. Underweights that detracted from performance included Swiss drug-maker Novartis and Australian mining company BHP Billiton.

The negative effects of these holdings more than offset positive contributions from positions that included overweights in German drug maker Bayer and British finan-cial company Man Group and two nonbenchmark holdings, German industrial equipment manufacturer Krones and Russian fertilizer producer Uralkali. Underweights in stocks such as Finnish mobile phone manufacturer Nokia and Royal Bank of Scotland also helped.

As of June 30, 2008, stocks of companies in emerging markets, which are not in the benchmark, made up 9.1% of the fund’s total portfolio investments.

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    15

INTERNATIONAL EQUITY FUND FOREIGN STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

PRINCIPAL INVESTMENT RISKS

The fund is subject to foreign investment risk, market risk, company risk, and small company risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The MSCI EAFE®(Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return
	6 months	1 year	5 years	Since inception
International Equity Fund (inception: 4/3/2000)	–18.03%	–14.78%	17.29%	2.66	%*
MSCI EAFE Index	–10.96	–10.61	16.65	3.66	*
Morningstar Foreign Large Blend	–10.71	–9.04	15.90	2.73

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

EAFE is a trademark of MSCI, Inc.

16    2008 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would have grown to $12,420 as of June 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN

*	Partial year

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    17

INTERNATIONAL EQUITY FUND FOREIGN STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2008

International Equity Fund	Starting fund value (1/1/08)	Ending fund value (6/30/08)		Expenses paid* (1/1/08– 6/30/08)
Actual return	$1,000.00	$819.70		$1.45
5% annual hypothetical return	1,000.00	1,023.25	†	1.61

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.32%, multiplied by the average fund value over the six-month period, multiplied by 182/366. There were 182 days in the first half of 2008.

†

Ending fund value for the hypothetical example would be $1,024.86 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$121.27 million
Number of holdings	116
Portfolio turnover rate	113%
Weighted median market capitalization	$31.5 billion
P/E ratio (weighted 12-month trailing average)	12.8
Dividend yield	2.75%
2008 expense ratio‡	0.32%

‡	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	68.95
$4 billion–$15 billion	16.25
Under $4 billion	14.80

Total	100.00

HOLDINGS BY COMPANY

Country	% of portfolio investments
Germany	23.0
Japan	20.0
United Kingdom	14.1
France	12.1
Switzerland	9.1
China	5.1
Italy	4.1
Russia	2.7
Hong Kong	2.6
7 other nations	7.2

Total	100.0

PORTFOLIO COMPOSITION

% of portfolio investments
Manufacturing & materials	35.8
Consumer products & services	21.2
Financial	20.8
Utilities	7.4
Energy	6.6
Technology	4.7
Health care	3.5

Total	100.0

18    2008 Semiannual Report ¡ TIAA-CREF Life Funds

LARGE-CAP VALUE FUND VALUE STOCKS OF LARGER COMPANIES

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The Large-Cap Value Fund returned –15.46% for the period, compared with the –13.57% return of its benchmark, the Russell 1000® Value Index, and the –13.04% average return of the fund’s peer group, the Morningstar Large Value category.

Large-cap value stocks trail large-cap growth

For the six-month period, large-cap value stocks lagged mid-cap and small-cap value issues, which dropped 8.58% and 9.84%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.) Large-cap value stocks also lagged large-cap growth issues, as measured by the Russell 1000 Growth Index, by more than four-and-a-half percentage points.

Over the last decade, however, large-cap value significantly outperformed large-cap growth. For the ten years ended June 30, 2008, the Russell 1000 Value Index posted an average annual return of 4.91%—more than five times the 0.96% average annual return of the Russell 1000 Growth Index.

Most sectors record losses

For the period, ten of the Russell 1000 Value Index’s twelve sectors registered negative returns, with seven producing double-digit losses. Two of the benchmark’s largest sectors, financials and utilities, drove performance; they dropped 29.2% and 9.7%, respectively. Together these two sectors made up more than 40% of the benchmark, in terms of market capitalization, as of June 30, 2008.

The only two sectors in the index with positive returns were “other energy” and integrated oils, which gained 29.6% and 2.5%, respectively.

Stock selections reduce performance

The fund lagged its benchmark for the period because of numerous stock selections that failed to perform as anticipated. These included overweight positions in Bear Stearns and Fannie Mae. Underweight positions in ConocoPhilips and ExxonMobil also detracted from returns.

These negative effects were partly offset by the positive contributions to relative performance from other positions. Among the most significant were holdings in Darden Restaurants and XTO Energy, two nonbenchmark stocks, and underweight positions in Bank of America and insurer American International Group.

On June 30, 2008, foreign securities made up 5.34% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    19

LARGE-CAP VALUE FUND VALUE STOCKS OF LARGER COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, value investing risk, style risk, reorganization risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 1000®Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000®Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower price/book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return
	6 months	1 year	5 years	Since inception
Large-Cap Value Fund (inception: 10/28/2002)	–15.46%	–22.03%	9.39%	10.74	%*
Russell 1000 Value Index	–13.57	–18.78	8.91	10.16	*
Morningstar Large Value	–13.04	–17.88	7.77	9.10

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

20    2008 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

An investment of $10,000 in this fund on October 28, 2002, would have grown to $17,848 as of June 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN

*	Partial year

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    21

LARGE-CAP VALUE FUND VALUE STOCKS OF LARGER COMPANIES

EXPENSE EXAMPLE

Six months ended June 30, 2008

Large-Cap Value Fund	Starting fund value (1/1/08)	Ending fund value (6/30/08)		Expenses paid* (1/1/08– 6/30/08)
Actual return	$1,000.00	$845.40		$1.19
5% annual hypothetical return	1,000.00	1,023.55	†	1.31

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.26%, multiplied by the average fund value over the six-month period, multiplied by 182/366. There were 182 days in the first half of 2008.

†	Ending fund value for the hypothetical example would be $1,024.86 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$57.83 million
Number of holdings	197
Portfolio turnover rate	83%
Weighted median market capitalization	$35.0 billion
P/E ratio (weighted 12-month trailing average)	15.0
Dividend yield	2.55%
2008 expense ratio‡	0.26%

‡	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Financial	23.3
Energy	17.6
Consumer products & services	16.1
Manufacturing & materials	14.9
Health care	11.8
Technology	10.4
Utilities	5.6
Short-term investments	0.3

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	67.42
$4 billion–$15 billion	20.18
Under $4 billion	12.40

Total	100.00

22    2008 Semiannual Report ¡ TIAA-CREF Life Funds

SMALL-CAP EQUITY FUND STOCKS OF SMALLER COMPANIES

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The Small-Cap Equity Fund returned –6.85% for the period, compared with the –9.37% return of its benchmark, the Russell 2000® Index, and the –8.93% average return of the fund’s peer group, the Morningstar Small Blend category.

Small caps fare better than the broader market

For the six-month period, small-cap stocks held up better than the broad U.S. stock market, as measured by the Russell 3000® Index, which dropped 11.05%. Small caps benefited from a strong rally in May, when the Russell 2000 rose 4.59%, versus a 2.05% rise in the broader market.

Within the small-cap category, growth stocks fell 8.93% during the six months, while value stocks lost 9.84%.

For the ten-year period ended June 30, 2008, the Russell 2000 Index posted an average annual return of 5.53%—more than two percentage points greater than the 3.51% average annual return of the Russell 3000.

Three largest sectors post steep declines

The benchmark’s return was driven by outsized losses in its three largest sectors—financials, technology and consumer discretionary, which fell 18.0%, 16.0% and 14.8%, respectively. These sectors made up about one-half of the index in terms of market capitalization as of June 30, 2008.

Three sectors reported positive results: integrated oils, “other energy” and a miscellaneous sector. However, together they comprised only about eight percent of the benchmark, so their effect was small.

Stock choices keep the fund above the benchmark

The fund was able to limit its decline, relative to the benchmark, because of numerous successful stock selections. Among them were overweight holdings in coal mining company Alpha Natural Resources, energy exploration firm Clayton Williams Energy and oil producer PetroQuest Energy. Underweighting regional bank UCBH Holdings also boosted returns.

These positive results were partly offset by several overweight holdings that performed poorly. These included financial data provider GFI Group and mobile technology company SiRF Technology. An underweight position in solar energy technology company Energy Conversion Devices also reduced returns.

The fund continued to use proprietary mathematical models to select small-cap stocks that appeared to be attractively priced.

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    23

SMALL-CAP EQUITY FUND STOCKS OF SMALLER COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 2000®Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000®Index, based on market capitalization. You cannot invest directly in these indexes.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return
	6 months	1 year	5 years	Since inception
Small-Cap Equity Fund (inception: 10/28/2002)	–6.85%	–17.59%	10.28%	13.18	%*
Russell 2000 Index	–9.37	–16.19	10.28	13.02	*
Morningstar Small Blend	–8.93	–17.03	10.62	12.59

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

24    2008 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

An investment of $10,000 in this fund on October 28, 2002, would have grown to $20,191 as of June 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN

*	Partial year

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    25

SMALL-CAP EQUITY FUND STOCKS OF SMALLER COMPANIES

EXPENSE EXAMPLE

Six months ended June 30, 2008

Small-Cap Equity Fund	Starting fund value (1/1/08)	Ending fund value (6/30/08)		Expenses paid* (1/1/08– 6/30/08)
Actual return	$1,000.00	$931.50		$0.53
5% annual hypothetical return	1,000.00	1,024.31	†	0.55

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.11%, multiplied by the average fund value over the six-month period, multiplied by 182/366. There were 182 days in the first half of 2008.

†	Ending fund value for the hypothetical example would be $1,024.86 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$47.23 million
Number of holdings	731
Portfolio turnover rate	66%
Weighted median market capitalization	$1.0 billion
P/E ratio (weighted 12-month trailing average)	18.6
Dividend yield	0.99%
2008 expense ratio‡	0.11%

‡	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Manufacturing & materials	24.3
Technology	21.0
Financial	16.7
Consumer products & services	13.9
Health care	12.6
Energy	8.4
Utilities	3.1

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
$4 billion–$15 billion	3.27
Under $4 billion	96.73

Total	100.00

26    2008 Semiannual Report ¡ TIAA-CREF Life Funds

STOCK INDEX FUND U.S. STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The Stock Index Fund returned –10.98% for the period, compared with the –11.05% return of its benchmark, the Russell 3000® Index, and the –11.18% average return of the fund’s peer group, the Morningstar Large Blend category.

Broad market slump intensifies

After declining 1.84% during the second half of 2007, the U.S. equity market, as measured by the Russell 3000 Index, posted a double-digit loss for the first half of 2008. Most of the drop occurred during the year’s first quarter, when the index fell 9.52% on investor concerns about deteriorating conditions in the credit markets and soaring energy prices. Stocks rebounded in April and May, but a June sell-off resulted in an 8.25% decline—the largest monthly loss for U.S. stocks since September 2002.

For the six months, growth outperformed value across all three capitalization sizes. The mid caps of the Russell 3000 held up best, falling 7.57%, followed by small-cap issues, which dropped 9.37%, and large-cap stocks, which declined 11.20%.

Domestic equities were largely in line with foreign stocks, which fell 10.96% in dollar terms, as measured by the MSCI EAFE® Index. For the ten years ended June 30, 2008, the average annual return of the Russell 3000 Index was 3.51%—more than two percentage points below the 5.83% average gain of the EAFE.

Only energy sectors are spared

For the period, ten of the benchmark’s twelve industry sectors retreated, with seven posting double-digit losses. Results were driven by outsized declines in its three largest sectors—financials, technology and consumer discretionary, which fell 26.1%, 12.7% and 12.4%, respectively. On June 30, 2008, these sectors made up more than 40% of the benchmark, in terms of market capitalization.

Only the “other energy” and integrated oils sectors advanced, gaining 24.8% and 1.8%, respectively.

Largest stocks generally post poor results

In descending order according to capitalization size, the five largest stocks in the benchmark performed as follows: ExxonMobil, –6.4%; General Electric, –26.9%; Microsoft, –23.2%; Chevron, 5.8%; and AT&T, –18.7%.

For the period, the fund’s return was similar to that of its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    27

STOCK INDEX FUND U.S. STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk and index risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 3000®Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return
	6 months	1 year	5 years	Since inception
Stock Index Fund (inception: 1/4/1999)	–10.98%	–12.60%	8.32%	2.93	%*
Russell 3000 Index	–11.05	–12.69	8.37	2.90	*
Morningstar Large Blend	–11.18	–12.27	7.64	2.88

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

28    2008 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE JANUARY 4, 1999 INCEPTION

An investment of $10,000 in this fund on January 4, 1999, would have grown to $13,158 as of June 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN

*	Partial year

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    29

STOCK INDEX FUND U.S. STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2008

Stock Index Fund	Starting fund value (1/1/08)	Ending fund value (6/30/08)		Expenses paid* (1/1/08– 6/30/08)
Actual return	$1,000.00	$890.20		$0.28
5% annual hypothetical return	1,000.00	1,024.56	†	0.30

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.06%, multiplied by the average fund value over the six-month period, multiplied by 182/366. There were 182 days in the first half of 2008.

†	Ending fund value for the hypothetical example would be $1,024.86 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$161.75 million
Number of holdings	2,807
Portfolio turnover rate	3%
Weighted median market capitalization	$32.3 billion
P/E ratio (weighted 12-month trailing average)	16.9
Dividend yield	1.92%
2008 expense ratio‡	0.06%

‡	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Technology	18.9
Consumer products & services	17.6
Manufacturing & materials	17.4
Financial	14.7
Energy	14.1
Health Care	11.3
Utilities	4.5
Short-term investments	1.5

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	66.37
$4 billion–$15 billion	18.74
Under $4 billion	14.89

Total	100.00

30    2008 Semiannual Report ¡ TIAA-CREF Life Funds

SOCIAL CHOICE EQUITY FUND SOCIALLY SCREENED STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The Social Choice Equity Fund returned –9.77% for the period, compared with the –11.05% return of its benchmark, the Russell 3000® Index, and the –11.18% average return of the fund’s peer group, the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments according to social criteria, as the fund does.

Exclusion of major stocks lifts return

Because of its social screens, the fund did not invest in several stocks that were sizable components of the Russell 3000 Index in terms of market capitalization. The exclusion of these stocks produced mixed results, but the net effect was to increase the fund’s return compared with the return of its benchmark.

Despite its negative return, the fund held up better than its benchmark, largely because it avoided the stocks of three large financial companies: Lehman Brothers (down 68.8%), American International Group (down 53.6%) and Citigroup (down 40.6%). During the six-month period, the financial sector came under increased pressure because of deteriorating conditions in the credit markets and continued weakness in the U.S. housing market. Avoiding General Electric, which fell 26.9%, also helped relative performance.

However, these positive contributions were partly offset by the exclusion of Chevron, ExxonMobil and ConocoPhillips, energy stocks that did well during a period of steadily rising oil and gas prices. The absence of Wal-Mart, whose stock climbed 17.9%, also weighed on the fund’s return.

Strategies help limit risk

Because the fund’s social screens prevent it from investing in some of the stocks within the Russell 3000, the fund’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the index. One method is to overweight or underweight certain stocks relative to each one’s percentage of capitalization within the benchmark.

During the six months, the fund’s relative performance was enhanced by overweight positions in a number of energy companies: Apache, Devon Energy, EOG Resources and Chesapeake Energy. An overweight holding in United States Steel also helped.

Other overweight holdings detracted from relative performance. Chief among these were WellPoint, a health benefits company, Wachovia and drugmaker Merck.

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    31

SOCIAL CHOICE EQUITY FUND SOCIALLY SCREENED STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, the risk of socially screened investing, index risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 3000®Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return
	6 months	1 year	5 years	Since inception
Social Choice Equity Fund (inception: 4/3/2000)	–9.77%	–11.64%	8.36%	0.67	%*
Russell 3000 Index	–11.05	–12.69	8.37	0.49	*
Morningstar Large Blend	–11.18	–12.27	7.64	0.78

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

32    2008 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would have grown to $10,568 as of June 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN

*	Partial year

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    33

SOCIAL CHOICE EQUITY FUND SOCIALLY SCREENED STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2008

Social Choice Equity Fund	Starting fund value (1/1/08)	Ending fund value (6/30/08)		Expenses paid* (1/1/08– 6/30/08)
Actual return	$1,000.00	$902.30		$0.33
5% annual hypothetical return	1,000.00	1,024.51	†	0.35

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.07%, multiplied by the average fund value over the six-month period, multiplied by 182/366. There were 182 days in the first half of 2008.

†	Ending fund value for the hypothetical example would be $1,024.86 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$33.80 million
Number of holdings	821
Portfolio turnover rate	12%
Weighted median market capitalization	$23.6 billion
P/E ratio (weighted 12-month trailing average)	16.7
Dividend yield	1.80%
2008 expense ratio‡	0.07%

‡	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Consumer products & services	19.0
Technology	18.8
Financial	16.3
Manufacturing & materials	14.7
Energy	13.0
Health care	11.7
Utilities	6.5

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	64.15
$4 billion–$15 billion	23.41
Under $4 billion	12.44

Total	100.00

34    2008 Semiannual Report ¡ TIAA-CREF Life Funds

REAL ESTATE SECURITIES FUND REAL ESTATE SECURITIES

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The Real Estate Securities Fund returned –4.75% for the period, compared with the –3.41% return of its benchmark, the Dow Jones Wilshire Real Estate Securities Index, and the –7.82% average return of the fund’s peer group, the Morningstar Specialty Real Estate category.

REITs recover, only to decline

After declining 0.39% in January and 3.83% in February, the benchmark rose 6.60% in March, for a 2.12% first-quarter return. April and May saw 6.14% and 0.23% increases, respectively. But the sharp decline of 11.09% in June, the largest one-month drop in over four years, contributed to a second-quarter loss of 5.41%.

The sell-off in REITs was not surprising, since higher food and energy prices led to reduced traffic at retail stores, and rising unemployment decreased demand for new office space. Many tenants trimmed expansion plans, but rental income remained fairly stable.

REITs hold up better than the broad stock market

After dropping 9.52% in the first quarter, the broad U.S. stock market, as measured by the Russell 3000® Index, declined a further 1.69% in the second, posting an 11.05% decline for the six-month period. Meanwhile, investment-grade, fixed-rate bonds, as represented by the Lehman Brothers U.S. Aggregate Index, returned 1.13% for the six months.

Over the five years ended June 30, 2008, however, REITs generated an average annual return of 14.88%, compared with 8.37% for the Russell index and 3.85% for the Lehman index.

Stock selections trim losses

Despite its negative return and underperformance relative to the benchmark, the fund outperformed its peer group for the period. Key contributors included out-of-benchmark holdings in Mission West Properties, a manager of research and development properties, and Entertainment Properties Trust, owner of movie theaters and retail centers. Relative performance was also helped by underweight positions, including General Growth Properties, one of the nation’s largest mall operators.

These positive contributions were more than offset by overweight positions that included Federal Realty Investment Trust and Post Properties. Returns were also reduced by stocks such as property developer Greentown China Holdings, an out-of-benchmark issue, and Liberty Property Trust, an underweight position.

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    35

REAL ESTATE SECURITIES FUND REAL ESTATE SECURITIES

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, real estate investing risk, real estate securities risk, small-cap risk, foreign investment risk, interest-rate risk and income volatility risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return
	6 months	1 year	5 years	Since inception
Real Estate Securities Fund (inception: 10/28/2002)	–4.75%	–15.27%	12.69%	15.42	%*
Dow Jones Wilshire Real Estate Securities Index†	–3.41	–15.42	14.88	16.83	*
Morningstar Specialty Real Estate	–7.82	–17.34	13.50	15.55

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.

†	For periods prior to July 1, 2007, the performance shown above and in the graph reflects the full market capitalization weighted version of the index, which was terminated by Dow Jones Wilshire on June 30, 2007. As of July 1, 2007, performance reflects the float-adjusted market capitalization version of the index, which is based on the shares of stock that are unrestricted and available for trading.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

36    2008 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

An investment of $10,000 in this fund on October 28, 2002, would have grown to $22,574 as of June 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN

*	Partial year

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    37

REAL ESTATE SECURITIES FUND REAL ESTATE SECURITIES

EXPENSE EXAMPLE

Six months ended June 30, 2008

Real Estate Securities Fund	Starting fund value (1/1/08)	Ending fund value (6/30/08)		Expenses paid* (1/1/08– 6/30/08)
Actual return	$1,000.00	$952.50		$1.26
5% annual hypothetical return	1,000.00	1,023.55	†	1.31

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.26%, multiplied by the average fund value over the six-month period, multiplied by 182/366. There were 182 days in the first half of 2008.

†	Ending fund value for the hypothetical example would be $1,024.86 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$68.76 million
Number of holdings	49
Portfolio turnover rate	36%
Weighted median market capitalization	$5.9 billion
P/E ratio (weighted 12-month trailing average)	30.8
Dividend yield	4.32%
2008 expense ratio‡	0.26%

‡	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Specialized	69.9
Retail	10.4
Office	6.3
Residential	5.1
Industrial	3.6
Diversified	2.0
Real estate management & development	1.4
Short-term investments	0.5
Hotels, restaurants & leisure	0.3
Office electronics	0.3
Mortgage	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	10.30
$4 billion–$15 billion	58.03
Under $4 billion	31.67

Total	100.00

38    2008 Semiannual Report ¡ TIAA-CREF Life Funds

BOND FUND INTERMEDIATE-TERM BONDS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The Bond Fund returned –0.12% for the period, compared with the 1.13% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the –0.73% average return of the fund’s peer group, the Morningstar Intermediate-Term Bond category.

Second-quarter loss dampens bond returns

During the six-month period, the Federal Reserve lowered the federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) four times, dropping the rate from 4.25% at the beginning of the year to 2.00%. The Fed’s actions were part of a larger effort to stimulate the overall economy and provide stability to the financial markets.

The Lehman Brothers U.S. Aggregate Index, which measures the broad U.S. investment-grade, fixed-rate bond market, endured a bumpy ride during the six months. The index rose 2.17% in the first quarter, only to give back part of that return with a 1.02% loss in the second quarter.

A short-lived rally in stocks set off a rally in corporate bonds and asset-backed securities in April and May, but in June investors resumed their recent preference for U.S. Treasuries because of their higher credit quality and greater liquidity. Treasuries were the best performing component of the Lehman index during the period, returning 2.23%.

Treasury yields fall

As investor demand for Treasuries rose, the price of Treasury bonds climbed, sending yields lower. The 2-year Treasury yield declined from 3.05% at the beginning of January to 2.63% at the end of the second quarter. Meanwhile, the 10-year Treasury yield remained relatively flat—moving down from 4.04% to 3.99% at the end of the period.

Sector allocations trim the fund’s return

The fund trailed its benchmark primarily because of an underweight position in U.S. Treasuries and overweights in mortgage- and asset-backed securities, whose returns lagged those of government securities. Reduced market liquidity within the mortgage-backed sector also clipped returns.

Although thousands of individual security downgrades were reported in the asset-backed sector during the period, the fund’s asset-backed holdings experienced very few of them, and the underlying assets in those securities continued to perform well.

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    39

BOND FUND INTERMEDIATE-TERM BONDS

INVESTMENT OBJECTIVE

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade, fixed-income securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, company risk, prepayment risk, extension risk, index risk and foreign investment risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return
	6 months	1 year	Since inception
Bond Fund (inception: 7/8/2003)	–0.12%	4.62%	3.52	%*
Lehman Brothers U.S. Aggregate Index	1.13	7.12	3.99	*
Morningstar Intermediate-Term Bond	–0.73	3.38	3.01

*	The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

40    2008 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE JULY 8, 2003 INCEPTION

An investment of $10,000 in this fund on July 8, 2003, would have grown to $11,880 as of June 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN

*	Partial year

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    41

BOND FUND INTERMEDIATE-TERM BONDS

EXPENSE EXAMPLE

Six months ended June 30, 2008

Bond Fund	Starting fund value (1/1/08)	Ending fund value (6/30/08)		Expenses paid* (1/1/08– 6/30/08)
Actual return	$1,000.00	$998.80		$0.50
5% annual hypothetical return	1,000.00	1,024.36	†	0.50

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.10%, multiplied by the average fund value over the six-month period, multiplied by 182/366. There were 182 days in the first half of 2008.

†	Ending fund value for the hypothetical example would be $1,024.86 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$90.90 million
Number of issues	367
Portfolio turnover rate	45%
Average quality	Aa1/Aa2
Option-adjusted duration	4.48 years
Average coupon	5.24%
Average yield to maturity	5.99%
Average maturity	6.94 years
2008 expense ratio‡	0.10%

‡	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Mortgage-backed securities and commercial mortgage-backed securities	41.3
Corporate bonds	17.7
Asset-backed securities	10.9
U.S. agency securities	10.6
U.S. Treasury securities	8.9
Foreign government and corporate bonds denominated in U.S. dollars	8.0
Short-term investments	1.7
Preferred stock	0.9

Total	100.0

42    2008 Semiannual Report ¡ TIAA-CREF Life Funds

MONEY MARKET FUND CASH EQUIVALENTS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The Money Market Fund returned 1.64% for the period, compared with the 1.27% gain of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds.

The Fed stops reducing rates

In the first half of 2008, the Federal Reserve lowered the federal funds rate four times, three of which were in the first quarter. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) The rate has remained at 2.00% since April 30, 2008.

Economic growth was subdued during the first part of 2008. At the same time, soaring oil and commodity prices rekindled concerns that inflation would increase. But continued problems in the credit and housing markets made it increasingly unlikely that the Fed would seek to reduce inflationary pressure by raising short-term rates.

LIBOR declines in the first half

LIBOR decreased significantly during the period in response to the overall reduction in short-term rates by the Federal Reserve and in anticipation that rates would remain low in reaction to continued turmoil in the financial markets. (LIBOR, a measure of the interest rate that banks charge one another for loans in the London market, is the most widely used benchmark for short-term rates.) LIBOR for one-month deposits decreased from 4.60% on December 31, 2007, to 2.46% at the end of the period; for twelve-month deposits, LIBOR decreased from 4.22% to 3.31%.

The fund stays the course

The fund maintained its investments in securities with longer maturities to benefit from the higher yields they provided. As a result, on June 24, 2008, the fund’s weighted average maturity was 51 days, versus 45 days for the average iMoneyNet fund.

At the end of the period, the portion of the fund’s portfolio invested in commercial paper was 59.8%, down slightly from 61.6% six months earlier. (Commercial paper can offer higher returns without significant additional risk.) U.S. agency securities rose to 27.6% from 24.1%, while certificates of deposit rose from 5.9% to 9.9%. Floating-rate securities declined to 0.9% from 3.2%.

On June 30, 2008, foreign securities made up 14.37% of the fund’s total portfolio investments.

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    43

MONEY MARKET FUND CASH EQUIVALENTS

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to current income volatility risk, market risk, company risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk and foreign investment risk. An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED JUNE 24, 2008*

	Current yield	Effective yield
Money Market Fund	2.41%	2.43%
iMoneyNet Money Fund Report AveragesTM—All Taxable	1.84	1.86

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return
	6 months	1 year	Since inception
Money Market Fund (inception: 7/8/2003)	1.64%	4.29%	3.43	%†
iMoneyNet Money Fund Report Averages—All Taxable	1.27	3.56	2.83	‡

†

The performance shown is computed from the inception date of the fund (the date on which the fund became publicly available). Previously, performance for the fund was computed from the net asset value per share on the day prior to the inception date.

‡	The performance shown above and in the accompanying graph is computed from 6/30/2003, the date closest to the inception date of the Money Market Fund for which iMoneyNet returns are calculated.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

44    2008 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE JULY 8, 2003 INCEPTION

An investment of $10,000 in this fund on July 8, 2003, would have grown to $11,830 as of June 30, 2008, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the average iMoneyNet fund during the same period.

CALENDAR YEAR TOTAL RETURN

*	Partial year

TIAA-CREF Life Funds ¡ 2008 Semiannual Report    45

MONEY MARKET FUND CASH EQUIVALENTS

EXPENSE EXAMPLE

Six months ended June 30, 2008

Money Market Fund	Starting fund value (1/1/08)	Ending fund value (6/30/08)		Expenses paid* (1/1/08– 6/30/08)
Actual return	$1,000.00	$1,016.40		$0.30
5% annual hypothetical return	1,000.00	1,024.56	†	0.30

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.06%, multiplied by the average fund value over the six-month period, multiplied by 182/366. There were 182 days in the first half of 2008.

†	Ending fund value for the hypothetical example would be $1,024.86 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$110.86 million
2008 expense ratio‡	0.06%

‡	This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments
Commercial paper	59.8
U.S. agency securities	27.6
Certificates of deposit	9.9
Floating-rate securities	0.9
Banker’s acceptances	0.9
Bank notes	0.9

Total	100.0

46    2008 Semiannual Report ¡ TIAA-CREF Life Funds

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH EQUITY FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
1,400		Nintendo Co Ltd	$793,902	2.11%

			793,902	2.11

BUILDING MATERIALS AND GARDEN SUPPLIES e			151,869	0.40

BUSINESS SERVICES
11,855	*	Adobe Systems, Inc	466,968	1.24
16,395	e*	eBay, Inc	448,075	1.19
101,221		Experian Group Ltd	748,626	1.99
2,146	*	Google, Inc (Class A)	1,129,697	3.00
17,608	e*	Intuit, Inc	485,453	1.29
1,690	e	Mastercard, Inc (Class A)	448,729	1.19
4,080	e	Omnicom Group, Inc	183,110	0.49
22,905	*	Oracle Corp	481,005	1.28
	e*	Other	569,056	1.52

			4,960,719	13.19

CHEMICALS AND ALLIED PRODUCTS
11,135		Abbott Laboratories	589,821	1.57
27,077	e	Avon Products, Inc	975,314	2.60
9,752	e	Colgate-Palmolive Co	673,863	1.79
7,492	*	Genentech, Inc	568,643	1.51
22,005	*	Gilead Sciences, Inc	1,165,165	3.10
15,827		Merck & Co, Inc	596,520	1.59
9,316		Monsanto Co	1,177,915	3.13
4,352		Praxair, Inc	410,132	1.09
17,489		Teva Pharmaceutical Industries Ltd (ADR)	800,996	2.13
		Other	586,743	1.56

			7,545,112	20.07

COAL MINING
7,042	e	Sasol Ltd (ADR)	415,055	1.10
		Other	273,307	0.73

			688,362	1.83

COMMUNICATIONS
14,002	*	American Tower Corp (Class A)	591,585	1.57

			591,585	1.57

DEPOSITORY INSTITUTIONS
22,378	e	Western Union Co	553,184	1.47

			553,184	1.47

EATING AND DRINKING PLACES e			214,751	0.57

ELECTRIC, GAS, AND SANITARY SERVICES			58,040	0.15

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
4,452	*	Apple Computer, Inc	745,443	1.98
24,388	e*	Cisco Systems, Inc	567,265	1.51
31,741		Intel Corp	681,797	1.81
23,805	e*	Marvell Technology Group Ltd	420,396	1.12

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH EQUITY FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT – continued
27,180		Qualcomm, Inc	$1,205,977	3.21%
6,952	*	Research In Motion Ltd	812,689	2.16
		Other	307,110	0.82

			4,740,677	12.61

ENGINEERING AND MANAGEMENT SERVICES
13,746	*	Celgene Corp	877,957	2.33
4,968	e*	Jacobs Engineering Group, Inc	400,918	1.07
	*	Other	170,626	0.45

			1,449,501	3.85

FOOD AND KINDRED PRODUCTS e			390,600	1.04

GENERAL MERCHANDISE STORES
19,289	e	TJX Cos, Inc	607,025	1.62
8,058		Wal-Mart Stores, Inc	452,860	1.20
		Other	258,713	0.69

			1,318,598	3.51

HOLDING AND OTHER INVESTMENT OFFICES *			133,919	0.36

HOTELS AND OTHER LODGING PLACES *			93,604	0.25

INDUSTRIAL MACHINERY AND EQUIPMENT
20,861	e	Applied Materials, Inc	398,236	1.06
352	e,m,v*	Other	551,114	1.47

			949,350	2.53

INSTRUMENTS AND RELATED PRODUCTS
14,961	*	Agilent Technologies, Inc	531,714	1.41
11,550	e	Allergan, Inc	601,178	1.60
16,891		Emerson Electric Co	835,260	2.22
21,387	*	Hologic, Inc	466,237	1.24
1,783	e*	Intuitive Surgical, Inc	480,340	1.28
	*	Other	574,315	1.53

			3,489,044	9.28

INSURANCE CARRIERS
7,797		Aflac, Inc	489,652	1.30
	*	Other	184,441	0.49

			674,093	1.79

METAL MINING
7,525		Anglo American plc	528,513	1.41

			528,513	1.41

MISCELLANEOUS RETAIL
9,848	e*	Amazon.com, Inc	722,154	1.92
19,330		CVS Corp	764,888	2.03
25,125	e	Staples, Inc	596,719	1.59

			2,083,761	5.54

48	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH EQUITY FUND  ■  JUNE 30, 2008

Shares		Company		Value	% of net assets

OIL AND GAS EXTRACTION
30,896	e*	Denbury Resources, Inc		$1,127,704	3.00%
16,949	*	Nabors Industries Ltd		834,399	2.22
6,383	e*	National Oilwell Varco, Inc		566,300	1.51
	e	Other		964,446	2.56

				3,492,849	9.29

PETROLEUM AND COAL PRODUCTS
3,054		Apache Corp		424,506	1.13
3,419		Devon Energy Corp		410,827	1.09
	e	Other		306,333	0.82

				1,141,666	3.04

PRIMARY METAL INDUSTRIES				501,979	1.34

RAILROAD TRANSPORTATION e				200,679	0.53

SECURITY AND COMMODITY BROKERS
35,254		Charles Schwab Corp		724,117	1.93
4,168	e*	IntercontinentalExchange, Inc		475,152	1.26

				1,199,269	3.19

TRANSPORTATION EQUIPMENT
6,467		Boeing Co		425,011	1.13
	e*	Other		28,075	0.07

				453,086	1.20

		TOTAL COMMON STOCKS	(Cost $38,286,840)	38,398,712	102.12

SHORT-TERM INVESTMENTS
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
10,728,037		State Street Navigator Securities Lending Prime Portfolio		10,728,037	28.53

		TOTAL SHORT-TERM INVESTMENTS	(Cost $10,728,037)	10,728,037	28.53

		TOTAL PORTFOLIO	(Cost $49,014,877)	49,126,749	130.65
		OTHER ASSETS & LIABILITIES, NET		(11,523,496)	(30.65)

		NET ASSETS		$37,603,253	100.00%

*	Non-income producing.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

ABBREVIATION:

ADR	American Depositary Receipt
Plc	Public Limited Company

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH & INCOME FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
18,777	*	Activision, Inc	$639,732	0.87%
	e*	Other	869,892	1.18

			1,509,624	2.05

APPAREL AND ACCESSORY STORES e*			507,776	0.69

BUILDING MATERIALS AND GARDEN SUPPLIES e			348,630	0.47

BUSINESS SERVICES
1,859	*	Google, Inc (Class A)	978,615	1.33
42,196		Microsoft Corp	1,160,812	1.58
41,138	*	Oracle Corp	863,898	1.17
	e*	Other	1,835,535	2.50

			4,838,860	6.58

CHEMICALS AND ALLIED PRODUCTS
23,850		Abbott Laboratories	1,263,335	1.72
15,013	e	Du Pont (E.I.) de Nemours & Co	643,908	0.88
16,980	*	Gilead Sciences, Inc	899,091	1.22
6,950	e	Monsanto Co	878,758	1.19
17,475		Procter & Gamble Co	1,062,655	1.44
	e*	Other	7,077,556	9.62

			11,825,303	16.07

COAL MINING			378,439	0.51

COMMUNICATIONS
28,960		AT&T, Inc	975,662	1.32
23,632		Verizon Communications, Inc	836,573	1.14
	e*	Other	751,552	1.02

			2,563,787	3.48

DEPOSITORY INSTITUTIONS
40,190		Citigroup, Inc	673,584	0.91
19,937	e	JPMorgan Chase & Co	684,038	0.93
9,942		Northern Trust Corp	681,723	0.93
27,473		Wells Fargo & Co	652,484	0.89
	e	Other	1,585,819	2.15

			4,277,648	5.81

EATING AND DRINKING PLACES e*			1,147,103	1.56

ELECTRIC, GAS, AND SANITARY SERVICES
9,610		Exelon Corp	864,516	1.18
11,978	e	PPL Corp	626,090	0.85
13,955	e	Public Service Enterprise Group, Inc	640,953	0.87
	e	Other	567,610	0.77

			2,699,169	3.67

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
5,612	*	Apple Computer, Inc	939,673	1.28
35,285	*	Cisco Systems, Inc	820,729	1.11

50	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH & INCOME FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT – continued
13,267		Honeywell International, Inc	$667,065	0.91%
40,322		Intel Corp	866,117	1.18
23,653		Qualcomm, Inc	1,049,484	1.43
	e*	Other	1,777,817	2.41

			6,120,885	8.32

ENGINEERING AND MANAGEMENT SERVICES e*			315,685	0.43

FABRICATED METAL PRODUCTS e			389,808	0.53

FOOD AND KINDRED PRODUCTS
18,655		Coca-Cola Co	969,687	1.32
12,310		General Mills, Inc	748,079	1.02
10,342		PepsiCo, Inc	657,648	0.89
	e*	Other	992,350	1.35

			3,367,764	4.58

FOOD STORES			151,539	0.21

GENERAL BUILDING CONTRACTORS e			302,488	0.41

GENERAL MERCHANDISE STORES
21,035		TJX Cos, Inc	661,971	0.9
18,926		Wal-Mart Stores, Inc	1,063,641	1.44
	e*	Other	312,706	0.43

			2,038,318	2.77

HEALTH SERVICES
13,668	e	Cardinal Health, Inc	704,995	0.96
13,298	*	Medco Health Solutions, Inc	627,666	0.85
	e	Other	216,157	0.29

			1,548,818	2.10

INDUSTRIAL MACHINERY AND EQUIPMENT
60,611		General Electric Co	1,617,708	2.20
19,067		Hewlett-Packard Co	842,952	1.15
6,964		International Business Machines Corp	825,443	1.12
	e,m,v*	Other	1,497,521	2.03

			4,783,624	6.50

INSTRUMENTS AND RELATED PRODUCTS
12,772		Emerson Electric Co	631,575	0.86
17,122		Johnson & Johnson	1,101,629	1.50
	e*	Other	1,230,712	1.67

			2,963,916	4.03

INSURANCE AGENTS, BROKERS AND SERVICE e			559,779	0.76

INSURANCE CARRIERS
15,669	*	ACE Ltd	863,205	1.17
	e	Other	1,429,709	1.94

			2,292,914	3.11

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	51

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH & INCOME FUND  ■  JUNE 30, 2008

Shares		Company		Value	% of net assets

LEGAL SERVICES
9,434	e*	FTI Consulting, Inc		$645,852	0.88%

				645,852	0.88

METAL MINING				1,000,128	1.36

MISCELLANEOUS MANUFACTURING INDUSTRIES e				144,380	0.20

MISCELLANEOUS RETAIL
16,659		CVS Corp		659,197	0.90

				659,197	0.90

MOTION PICTURES *				352,260	0.48

NONDEPOSITORY INSTITUTIONS e*				424,245	0.58

OIL AND GAS EXTRACTION
11,187	e*	Cameron International Corp		619,200	0.84
14,268		Halliburton Co		757,203	1.03
11,579		Schlumberger Ltd		1,243,932	1.69

				2,620,335	3.56

PETROLEUM AND COAL PRODUCTS
6,055		Apache Corp		841,645	1.14
14,900		Chevron Corp		1,477,037	2.01
6,073		Devon Energy Corp		729,732	0.99
25,462		Exxon Mobil Corp		2,243,966	3.05
	e	Other		2,247,899	3.06

				7,540,279	10.25

RAILROAD TRANSPORTATION
9,204	e	Union Pacific Corp		694,902	0.94

				694,902	0.94

SECURITY AND COMMODITY BROKERS e				1,404,806	1.91

TOBACCO PRODUCTS
26,699		Philip Morris International, Inc		1,318,664	1.79

				1,318,664	1.79

TRANSPORTATION EQUIPMENT e				1,705,923	2.32

WATER TRANSPORTATION				103,195	0.14

WHOLESALE TRADE-NONDURABLE GOODS				222,978	0.30

				927,973	1.26

		TOTAL COMMON STOCKS	(Cost $71,210,903)	73,769,021	100.25

52	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH & INCOME FUND  ■  JUNE 30, 2008

Shares	Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
19,680,784	State Street Navigator Securities Lending Prime Portfolio		$19,680,784	26.75%

	TOTAL SHORT-TERM INVESTMENTS	(Cost $19,680,784)	19,680,784	26.75

	TOTAL PORTFOLIO	(Cost $90,891,687)	93,449,805	127.00
	OTHER ASSETS & LIABILITIES, NET		(19,866,670)	(27.00)

	NET ASSETS		$73,583,135	100.00%

*	Non-income producing.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES			$623,780	0.51%

BUSINESS SERVICES			468,123	0.39

CHEMICALS AND ALLIED PRODUCTS
47,900		Daiichi Sankyo Co Ltd	1,319,568	1.09
61,427		Lanxess AG.	2,523,045	2.08
47,396		Reckitt Benckiser Group plc	2,393,894	1.97
4,852,000	e	Sinochem Hong Kong Holding Ltd	3,768,879	3.11
3,188		Syngenta AG.	1,032,825	0.85
		Other	1,451,096	1.20

			12,489,307	10.30

COMMUNICATIONS
441,401		BT Group plc	1,748,703	1.44
102,682		Deutsche Telekom AG.	1,682,979	1.39
		Other	182,008	0.15

			3,613,690	2.98

DEPOSITORY INSTITUTIONS
10,082		Deutsche Bank AG.	870,326	0.72
4,725		Komercni Banka A.S.	1,100,546	0.91
122,200		Mitsubishi UFJ Financial Group, Inc	1,079,935	0.89
276		Mizuho Financial Group, Inc	1,284,182	1.05
108	e	Sumitomo Mitsui Financial Group, Inc	812,182	0.67
253,505	*	UBS A.G.	5,282,598	4.36
	e,v*	Other	1,042,600	0.86

			11,472,369	9.46

ELECTRIC, GAS, AND SANITARY SERVICES
63,568		Electricite de France	6,021,845	4.97
15,568		Fortum Oyj	787,981	0.65
222,261	e	Iberdrola S.A.	2,961,358	2.44
		Other	288,406	0.24

			10,059,590	8.30

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
58,010		Smiths Group plc	1,249,930	1.03
18,700		Sony Corp	819,689	0.67
	e	Other	626,484	0.52

			2,696,103	2.22

ENGINEERING AND MANAGEMENT SERVICES			690,553	0.57

FOOD AND KINDRED PRODUCTS
118,700	e	Asahi Breweries Ltd	2,218,920	1.83
54,988	e	Groupe Danone	3,847,733	3.17
34,300	e	Yakult Honsha Co Ltd	966,242	0.80

			7,032,895	5.80

FOOD STORES			36,957	0.03

54	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

GENERAL BUILDING CONTRACTORS
36,436	e	Vinci S.A.	$2,224,922	1.84%

			2,224,922	1.84

HOLDING AND OTHER INVESTMENT OFFICES
197,000		Japan Asia Investment Co Ltd	825,671	0.68
		Other	7,531	0.01

			833,202	0.69

HOTELS AND OTHER LODGING PLACES
38,724	e	Accor S.A.	2,572,427	2.12

			2,572,427	2.12

INDUSTRIAL MACHINERY AND EQUIPMENT
20,370	e	Canon, Inc	1,048,564	0.87
17,500		Daikin Industries Ltd	884,850	0.73
42,926		GEA Group AG.	1,515,596	1.25
26,430		Komatsu Ltd	738,087	0.61
29,414		Krones AG.	2,514,398	2.07
11,932		Rheinmetall AG.	861,308	0.71
	e	Other	1,060,788	0.87

			8,623,591	7.11

INSTRUMENTS AND RELATED PRODUCTS
19,701	e	Phonak Holding AG.	1,625,923	1.34

			1,625,923	1.34

INSURANCE CARRIERS
22,973		Allianz AG.	4,041,021	3.34
		Other	27,615	0.02

			4,068,636	3.36

METAL MINING
136,311		MMC Norilsk Nickel (ADR)	3,433,891	2.83
	e	Other	743,918	0.62

			4,177,809	3.45

MISCELLANEOUS RETAIL
199,000		Hutchison Whampoa Ltd	2,006,775	1.65
		Other	34,300	0.03

			2,041,075	1.68

NONDEPOSITORY INSTITUTIONS
11,422		Deutsche Postbank AG.	1,004,152	0.83
	e	Other	1,153,760	0.95

			2,157,912	1.78

OIL AND GAS EXTRACTION
132,531		BG Group plc	3,444,166	2.84
		Other	508,863	0.42

			3,953,029	3.26

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	55

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2008

Shares		Company		Value	% of net assets

PETROLEUM AND COAL PRODUCTS
274,628		BP plc		$3,183,120	2.63%
283		Other		269,711	0.22

				3,452,831	2.85

PRIMARY METAL INDUSTRIES				619,472	0.51

RAILROAD TRANSPORTATION
81		Central Japan Railway Co		892,819	0.74
		Other		625,106	0.51

				1,517,925	1.25

REAL ESTATE e				901,072	0.74

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
106,036		Bayer AG.		8,921,675	7.36

				8,921,675	7.36

SECURITY AND COMMODITY BROKERS
45,727		Credit Suisse Group		2,081,355	1.72
77,400		Hong Kong Exchanges and Clearing Ltd		1,133,810	0.93
247,330		Man Group plc		3,055,368	2.52
	e	Other		572,483	0.47

				6,843,016	5.64

STONE, CLAY, AND GLASS PRODUCTS
893,000		Nippon Sheet Glass Co Ltd		4,425,945	3.65
	*	Other		109,752	0.09

				4,535,697	3.74

TOBACCO PRODUCTS
2,666,631		Huabao International Holdings Ltd		2,531,788	2.09
		Other		86,960	0.07

				2,618,748	2.16

TRANSPORTATION BY AIR				34,019	0.03

TRANSPORTATION EQUIPMENT
288,251	e	Fiat S.p.A.		4,691,836	3.87
42,100	e	Honda Motor Co Ltd		1,436,732	1.18
27,020		Toyota Motor Corp		1,275,452	1.05
		Other		21,354	0.02

				7,425,374	6.12

TRUCKING AND WAREHOUSING
178,550		Deutsche Post AG.		4,661,780	3.84

				4,661,780	3.84

WATER TRANSPORTATION				110,375	0.09

WHOLESALE TRADE-DURABLE GOODS e				363,758	0.30

WHOLESALE TRADE-NONDURABLE GOODS
524,375		Foster’s Group Ltd		2,549,216	2.10

				2,549,216	2.10

		TOTAL COMMON STOCKS	(Cost $132,826,942)	126,016,851	103.92

56	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2008

Shares	Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
14,898,371	State Street Navigator Securities Lending Prime Portfolio		$14,898,371	12.28%

	TOTAL SHORT-TERM INVESTMENTS	(Cost $14,898,371)	14,898,371	12.28

	TOTAL PORTFOLIO	(Cost $147,725,313)	140,915,222	116.20
	OTHER ASSETS & LIABILITIES, NET		(19,649,922)	(16.20)

	NET ASSETS		$121,265,300	100.00%

*	Non-income producing.
e	All or a portion of these securities are out on loan.
v	Security valued at fair value.

ABBREVIATION:

ADR	American Depositary Receipt
Plc	Public Limited Company

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	57

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2008

Country	Value	% of market value
DOMESTIC
UNITED STATES	$14,898,371	10.57%

TOTAL DOMESTIC	14,898,371	10.57

FOREIGN
AUSTRALIA	2,963,527	2.10
CHINA	6,410,419	4.55
CZECH REPUBLIC	1,100,546	0.78
FINLAND	787,981	0.56
FRANCE	15,267,307	10.84
GERMANY	28,942,308	20.54
HONG KONG	3,140,586	2.23
INDIA	468,477	0.33
ITALY	5,154,678	3.66
JAPAN	25,234,483	17.91
RUSSIA	3,433,891	2.44
SINGAPORE	663,052	0.47
SPAIN	2,961,358	2.10
SWEDEN	271,010	0.19
SWITZERLAND	11,442,095	8.12
UNITED KINGDOM	17,775,133	12.61

TOTAL FOREIGN	126,016,851	89.43

TOTAL PORTFOLIO	$140,915,222	100.00%

58	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-LIVESTOCK e			$159,024	0.28%

AMUSEMENT AND RECREATION SERVICES			239,210	0.42

APPAREL AND ACCESSORY STORES
24,321	e	Gap, Inc	405,431	0.70
	e*	Other	447,927	0.78

			853,358	1.48

APPAREL AND OTHER TEXTILE PRODUCTS e			37,092	0.07

BUILDING MATERIALS AND GARDEN SUPPLIES
20,739		Home Depot, Inc	485,707	0.84
		Other	141,059	0.24

			626,766	1.08

BUSINESS SERVICES e*			1,229,530	2.13

CHEMICALS AND ALLIED PRODUCTS
14,336		Abbott Laboratories	759,378	1.31
12,463	e	Clorox Co	650,569	1.13
11,415	e	Du Pont (E.I.) de Nemours & Co	489,589	0.85
26,558		Merck & Co, Inc	1,000,971	1.73
31,651	e	Mylan Laboratories, Inc	382,028	0.66
32,205		Pfizer, Inc	562,621	0.97
	e*	Other	2,554,453	4.42

			6,399,609	11.07

COAL MINING e			256,666	0.44

COMMUNICATIONS
26,673		AT&T, Inc	898,613	1.55
21,557	e	Comcast Corp (Class A)	408,936	0.71
51,331	e	Sprint Nextel Corp	487,645	0.84
28,582		Verizon Communications, Inc	1,011,803	1.75
	e,v*	Other	612,386	1.06

			3,419,383	5.91

DEPOSITORY INSTITUTIONS
24,357		Bank of America Corp	581,402	1.01
54,671		Citigroup, Inc	916,286	1.58
42,996		JPMorgan Chase & Co	1,475,193	2.55
78,390	e	National City Corp	373,920	0.65
49,751	e	TCF Financial Corp	598,505	1.03
39,035		Wells Fargo & Co	927,081	1.60
	e	Other	1,253,152	2.17

			6,125,539	10.59

EATING AND DRINKING PLACES
20,696	e	Darden Restaurants, Inc	661,030	1.14

			661,030	1.14

ELECTRIC, GAS, AND SANITARY SERVICES
36,897	e*	Allied Waste Industries, Inc	465,640	0.81

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

LARGE-CAP VALUE FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES – continued
4,837		Exelon Corp	$435,137	0.75%
7,852	e	FPL Group, Inc	514,934	0.89
13,367	e	PPL Corp	698,693	1.20
	e	Other	1,489,993	2.58

			3,604,397	6.23

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
41,923		Maxim Integrated Products, Inc	886,671	1.53
	e*	Other	702,921	1.22

			1,589,592	2.75

ENGINEERING AND MANAGEMENT SERVICES e*			889,485	1.54

FABRICATED METAL PRODUCTS e*			556,324	0.96

FOOD AND KINDRED PRODUCTS
14,198		Kraft Foods, Inc (Class A)	403,933	0.70
11,373		PepsiCo, Inc	723,209	1.25
	e	Other	1,148,014	1.98

			2,275,156	3.93

FOOD STORES			69,808	0.12

FORESTRY e			212,300	0.37

FURNITURE AND FIXTURES e			183,129	0.32

GENERAL BUILDING CONTRACTORS e			115,375	0.20

GENERAL MERCHANDISE STORES e			441,463	0.76

HEALTH SERVICES *			324,634	0.56

HOLDING AND OTHER INVESTMENT OFFICES
21,546	e	Blackstone Group LP	392,353	0.68
	e*	Other	538,787	0.93

			931,140	1.61

INDUSTRIAL MACHINERY AND EQUIPMENT
85,730		General Electric Co	2,288,134	3.96
	e*	Other	639,909	1.10

			2,928,043	5.06

INSTRUMENTS AND RELATED PRODUCTS
9,162		Johnson & Johnson	589,483	1.02
	e*	Other	904,076	1.56

			1,493,559	2.58

INSURANCE AGENTS, BROKERS AND SERVICE			311,163	0.54

INSURANCE CARRIERS
17,865	e	Aetna, Inc	724,068	1.25
13,313		Lincoln National Corp	603,345	1.04
9,490		Travelers Cos, Inc	411,866	0.71
	e*	Other	2,051,090	3.55

			3,790,369	6.55

60	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

LARGE-CAP VALUE FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

METAL MINING
4,342		Freeport-McMoRan Copper & Gold, Inc (Class B)	$508,839	0.88%
		Other	334,315	0.58

			843,154	1.46

MISCELLANEOUS MANUFACTURING INDUSTRIES			10,591	0.02

MISCELLANEOUS RETAIL			110,440	0.19

MOTION PICTURES			580,307	1.00

NONDEPOSITORY INSTITUTIONS
27,364	e*	Fannie Mae	533,872	0.92
	e	Other	192,293	0.34

			726,165	1.26

OIL AND GAS EXTRACTION
7,212	e	XTO Energy, Inc	494,094	0.85
	e*	Other	1,273,811	2.21

			1,767,905	3.06

PAPER AND ALLIED PRODUCTS e*			218,438	0.38

PETROLEUM AND COAL PRODUCTS
6,924		Apache Corp	962,436	1.66
7,249		Cabot Oil & Gas Corp	490,975	0.85
24,805		Chevron Corp	2,458,920	4.25
7,143		ConocoPhillips	674,228	1.17
11,763		Exxon Mobil Corp	1,036,673	1.79
13,239		Marathon Oil Corp	686,707	1.19
6,455	e	Occidental Petroleum Corp	580,046	1.00
7,807		Petroleo Brasileiro S.A. (ADR)	552,970	0.96
	e*	Other	857,638	1.48

			8,300,593	14.35

PIPELINES, EXCEPT NATURAL GAS
1,515		Spectra Energy Corp	43,541	0.08

			43,541	0.08

PRIMARY METAL INDUSTRIES
268		Vallourec	93,727	0.16

			93,727	0.16

RAILROAD TRANSPORTATION			284,635	0.49

REAL ESTATE *			126,042	0.22

SECURITY AND COMMODITY BROKERS
19,492		Charles Schwab Corp	400,366	0.69
4,124		Franklin Resources, Inc	377,965	0.65
4,482		Goldman Sachs Group, Inc	783,902	1.36
	e	Other	692,216	1.20

			2,254,449	3.90

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE FUND  ■  JUNE 30, 2008

Shares		Company		Value	% of net assets

TOBACCO PRODUCTS
11,279		Philip Morris International, Inc		$557,070	0.96%

				557,070	0.96

TRANSPORTATION BY AIR e				23,600	0.04

TRANSPORTATION EQUIPMENT
8,098		Northrop Grumman Corp		541,756	0.94
	e*	Other		140,225	0.24

				681,981	1.18

TRANSPORTATION SERVICES e				233,934	0.40

WATER TRANSPORTATION e				264,809	0.46

WHOLESALE TRADE-NONDURABLE GOODS
16,074	e	Cardinal Health, Inc		829,097	1.43
	e*	Other		202,664	0.35

				1,031,761	1.78

		TOTAL COMMON STOCKS	(Cost $61,985,637)	57,876,286	100.08

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES †				200,000	0.35

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
17,198,310		State Street Navigator Securities Lending Prime Portfolio		17,198,310	29.74

		TOTAL SHORT-TERM INVESTMENTS	(Cost $17,398,310)	17,398,310	30.09

		TOTAL PORTFOLIO	(Cost $79,383,947)	75,274,596	130.17
		OTHER ASSETS & LIABILITIES, NET		(17,447,329)	(30.17)

		NET ASSETS		$57,827,267	100.00%

*	Non-income producing.
†	Notes mature 7/01/08.
e	All or a portion of these securities are out on loan.
v	Security valued at fair value.

ABBREVIATION:

ADR	American Depositary Receipt
LP	Limited Partnership

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

62	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP EQUITY FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS *			$29,885	0.06%

AGRICULTURAL PRODUCTION-LIVESTOCK e			112,001	0.24

AMUSEMENT AND RECREATION SERVICES e*			226,099	0.48

APPAREL AND ACCESSORY STORES
4,890	e*	Aeropostale, Inc	153,204	0.32
	e*	Other	725,038	1.54

			878,242	1.86

APPAREL AND OTHER TEXTILE PRODUCTS e*			408,795	0.87

AUTO REPAIR, SERVICES AND PARKING *			100,478	0.21

BUILDING MATERIALS AND GARDEN SUPPLIES *			7,358	0.02

BUSINESS SERVICES
19,176	e*	Earthlink, Inc	165,872	0.35
7,710	*	Gartner, Inc	159,751	0.34
6,460	e*	Manhattan Associates, Inc	153,296	0.32
3,233	*	Mantech International Corp (Class A)	155,572	0.33
4,366	*	SPSS, Inc	158,791	0.34
6,950	e*	Sybase, Inc	204,469	0.43
	e*	Other	4,656,712	9.86

			5,654,463	11.97

CHEMICALS AND ALLIED PRODUCTS
8,190		Ferro Corp	153,644	0.33
4,820		Innophos Holdings, Inc	153,999	0.33
5,344	e*	OSI Pharmaceuticals, Inc	220,814	0.47
	e*	Other	3,229,347	6.83

			3,757,804	7.96

COAL MINING *			211,081	0.45

COMMUNICATIONS
2,810	e*	Anixter International, Inc	167,167	0.35
22,065	*	Centennial Communications Corp	154,234	0.33
41,350	e*	Cincinnati Bell, Inc	164,573	0.35
	e*	Other	724,233	1.53

			1,210,207	2.56

DEPOSITORY INSTITUTIONS
5,862	e	Prosperity Bancshares, Inc	156,691	0.33
3,260	e*	SVB Financial Group	156,839	0.33
	e*	Other	2,292,645	4.86

			2,606,175	5.52

EATING AND DRINKING PLACES e*			658,073	1.39

EDUCATIONAL SERVICES e*			158,051	0.33

ELECTRIC, GAS, AND SANITARY SERVICES
8,930	e*	El Paso Electric Co	176,814	0.37
6,454		Southwest Gas Corp	191,877	0.41

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP EQUITY FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES – continued
5,950	e	UIL Holdings Corp	$174,990	0.37%
	e*	Other	1,013,951	2.15

			1,557,632	3.30

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
3,950	e	Acuity Brands, Inc	189,916	0.40
9,130	e*	GrafTech International Ltd	244,958	0.52
	e*	Other	3,631,997	7.69

			4,066,871	8.61

ENGINEERING AND MANAGEMENT SERVICES
4,209	e	Watson Wyatt & Co Holdings (Class A)	222,614	0.47
	e*	Other	741,706	1.57

			964,320	2.04

FABRICATED METAL PRODUCTS
3,863	*	Chart Industries, Inc	187,896	0.40
4,069	e	Gulf Island Fabrication, Inc	199,096	0.42
	e*	Other	226,373	0.48

			613,365	1.30

FOOD AND KINDRED PRODUCTS
9,630	e*	Darling International, Inc	159,088	0.34
	e*	Other	288,550	0.61

			447,638	0.95

FOOD STORES e*			105,843	0.22

FURNITURE AND FIXTURES
6,713	e	Herman Miller, Inc	167,087	0.35
	e	Other	48,845	0.11

			215,932	0.46

FURNITURE AND HOMEFURNISHINGS STORES *			145,519	0.31

GENERAL BUILDING CONTRACTORS e*			211,146	0.45

GENERAL MERCHANDISE STORES *			128,884	0.27

HEALTH SERVICES e*			377,724	0.80

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			160,790	0.34

HOLDING AND OTHER INVESTMENT OFFICES
3,000	e	iShares Russell 2000 Index Fund	207,090	0.44
3,192	e	Mid-America Apartment Communities, Inc	162,920	0.34
3,395		PS Business Parks, Inc	175,182	0.37
10,132	e	Sunstone Hotel Investors, Inc	168,191	0.36
4,280	e	Tanger Factory Outlet Centers, Inc	153,780	0.33
	e	Other	2,096,228	4.43

			2,963,391	6.27

HOTELS AND OTHER LODGING PLACES *			15,845	0.03

INDUSTRIAL MACHINERY AND EQUIPMENT
4,321	e*	EnPro Industries, Inc	161,346	0.34

64	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP EQUITY FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT – continued
3,530		Robbins & Myers, Inc	$176,041	0.37%
	e*	Other	2,372,521	5.03

			2,709,908	5.74

INSTRUMENTS AND RELATED PRODUCTS
6,960		STERIS Corp	200,170	0.42
3,902	*	Teledyne Technologies, Inc	190,379	0.40
3,438		Varian, Inc	175,544	0.37
		Other	2,475,599	5.25

			3,041,692	6.44

INSURANCE AGENTS, BROKERS AND SERVICE e			43,986	0.09

INSURANCE CARRIERS
5,000	e	Platinum Underwriters Holdings Ltd	163,050	0.35
	e*	Other	1,673,170	3.54

			1,836,220	3.89

LEATHER AND LEATHER PRODUCTS e*			154,346	0.33

LEGAL SERVICES *			52,562	0.11

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			48,655	0.10

LUMBER AND WOOD PRODUCTS e*			35,100	0.07

METAL MINING
6,400	*	Rosetta Resources, Inc	182,400	0.39
	e*	Other	117,005	0.24

			299,405	0.63

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			277,027	0.59

MISCELLANEOUS RETAIL e*			534,921	1.13

MOTION PICTURES e*			81,481	0.17

NONDEPOSITORY INSTITUTIONS b*			108,454	0.23

NONMETALLIC MINERALS, EXCEPT FUELS			145,008	0.31

OIL AND GAS EXTRACTION
	*	Comstock Resources, Inc	187,772	0.40
	e*	Energy Partners Ltd	167,402	0.35
2,340		Penn Virginia Corp	176,483	0.37
3,280	e*	Stone Energy Corp	216,185	0.46
3,100	e*	Swift Energy Co	204,786	0.43
1,620	*	W-H Energy Services, Inc	155,099	0.33
	e,m,v*	Other	1,799,971	3.82

			2,907,698	6.16

PAPER AND ALLIED PRODUCTS e*			182,062	0.39

PERSONAL SERVICES *			21,964	0.05

PETROLEUM AND COAL PRODUCTS e*			175,530	0.37

PRIMARY METAL INDUSTRIES e*			749,734	1.59

PRINTING AND PUBLISHING e*			505,415	1.07

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP EQUITY FUND  ■  JUNE 30, 2008

Shares		Company		Value	% of net assets

REAL ESTATE e*				$64,862	0.14%

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
5,690	e	Tupperware Corp		194,712	0.41
	e*	Other		293,466	0.62

				488,178	1.03

SECURITY AND COMMODITY BROKERS e*				733,368	1.55

SOCIAL SERVICES *				15,424	0.03

SPECIAL TRADE CONTRACTORS
7,910	*	EMCOR Group, Inc		225,672	0.48
	e*	Other		300,096	0.63

				525,768	1.11

STONE, CLAY, AND GLASS PRODUCTS e				118,960	0.25

TEXTILE MILL PRODUCTS				33,660	0.07

TOBACCO PRODUCTS e				85,918	0.18

TRANSPORTATION BY AIR e*				90,921	0.19

TRANSPORTATION EQUIPMENT
4,140	e	Westinghouse Air Brake Technologies Corp		201,287	0.43
	e*	Other		817,027	1.73

				1,018,314	2.16

TRANSPORTATION SERVICES
8,620	e	Pacer International, Inc		185,416	0.39
	e*	Other		254,208	0.54

				439,624	0.93

TRUCKING AND WAREHOUSING e*				105,015	0.22

WATER TRANSPORTATION e*				281,185	0.60

WHOLESALE TRADE-DURABLE GOODS
3,630	e	Owens & Minor, Inc		165,855	0.35
	e*	Other		696,895	1.48

				862,750	1.83

WHOLESALE TRADE-NONDURABLE GOODS
6,933	e	Spartan Stores, Inc		159,459	0.34
	e*	Other		120,737	0.26

				280,196	0.60

		TOTAL COMMON STOCKS	(Cost $49,229,336)	47,048,923	99.62

66	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP EQUITY FUND  ■  JUNE 30, 2008

Shares	Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
14,080,276	State Street Navigator Securities Lending Prime Portfolio		$14,080,276	29.81%

	TOTAL SHORT-TERM INVESTMENTS	(Cost $14,080,276)	14,080,276	29.81

	TOTAL PORTFOLIO	(Cost $63,309,612)	61,129,199	129.43
	OTHER ASSETS & LIABILITIES, NET		(13,901,143)	(29.43)

	NET ASSETS		$47,228,056	100.00%

*	Non-income producing.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

STOCK INDEX FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS e*			$6,660	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK e			18,505	0.01

AGRICULTURAL SERVICES e*			2,096	0.00	**

AMUSEMENT AND RECREATION SERVICES
21,678		Walt Disney Co	676,354	0.42
	e,v*	Other	260,020	0.16

			936,374	0.58

APPAREL AND ACCESSORY STORES e*			784,571	0.49

APPAREL AND OTHER TEXTILE PRODUCTS e*			258,565	0.16

AUTO REPAIR, SERVICES AND PARKING e*			125,487	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			234,356	0.14

BUILDING MATERIALS AND GARDEN SUPPLIES e*			860,320	0.53

BUSINESS SERVICES
2,694	*	Google, Inc (Class A)	1,418,175	0.88
91,339	d	Microsoft Corp	2,512,736	1.55
44,200	*	Oracle Corp	928,200	0.57
	e*	Other	6,970,872	4.31

			11,829,983	7.31

CHEMICALS AND ALLIED PRODUCTS
17,533		Abbott Laboratories	928,723	0.58
12,388	*	Amgen, Inc	584,218	0.36
10,494	*	Gilead Sciences, Inc	555,657	0.34
24,421		Merck & Co, Inc	920,427	0.57
6,244		Monsanto Co	789,491	0.49
76,974		Pfizer, Inc	1,344,736	0.83
34,735		Procter & Gamble Co	2,112,235	1.31
15,169		Wyeth	727,505	0.45
	e*	Other	7,253,546	4.48

			15,216,538	9.41

COAL MINING e*			837,366	0.52

COMMUNICATIONS
67,592		AT&T, Inc	2,277,174	1.41
31,901		Comcast Corp (Class A)	605,162	0.37
32,434		Verizon Communications, Inc	1,148,164	0.71
	e*	Other	2,632,437	1.63

			6,662,937	4.12

DEPOSITORY INSTITUTIONS
50,712		Bank of America Corp	1,210,495	0.75
61,940		Citigroup, Inc	1,038,114	0.64
39,133		JPMorgan Chase & Co	1,342,663	0.83
19,772	e	US Bancorp	551,441	0.34
37,574		Wells Fargo & Co	892,383	0.55
	e,v*	Other	4,025,155	2.49

			9,060,251	5.60

68	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED) STOCK INDEX FUND ■ JUNE 30, 2008	continued

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES
12,896		McDonald’s Corp	$725,013	0.45%
	e*	Other	674,685	0.42

			1,399,698	0.87

EDUCATIONAL SERVICES e*			210,770	0.13

ELECTRIC, GAS, AND SANITARY SERVICES
7,626		Exelon Corp	686,035	0.42
	e,m,v*	Other	6,808,003	4.21

			7,494,038	4.63

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
10,031	*	Apple Computer, Inc	1,679,591	1.04
67,211	*	Cisco Systems, Inc	1,563,328	0.97
65,173		Intel Corp	1,399,916	0.86
18,416		Qualcomm, Inc	817,118	0.50
	e*	Other	5,010,623	3.10

			10,470,576	6.47

ENGINEERING AND MANAGEMENT SERVICES e*			1,717,050	1.06

FABRICATED METAL PRODUCTS e*			909,604	0.56

FOOD AND KINDRED PRODUCTS
26,240		Coca-Cola Co	1,363,955	0.84
18,046		PepsiCo, Inc	1,147,545	0.71
	e*	Other	3,279,091	2.03

			5,790,591	3.58

FOOD STORES e*			534,879	0.33

FORESTRY e			167,396	0.10

FURNITURE AND FIXTURES e			381,424	0.24

FURNITURE AND HOME FURNISHINGS STORES e*			243,453	0.15

GENERAL BUILDING CONTRACTORS e*			319,072	0.20

GENERAL MERCHANDISE STORES
25,528		Wal-Mart Stores, Inc	1,434,674	0.89
	e*	Other	1,240,576	0.76

			2,675,250	1.65

HEALTH SERVICES e*			1,880,622	1.16

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			156,025	0.10

HOLDING AND OTHER INVESTMENT OFFICES e*			3,756,479	2.32

HOTELS AND OTHER LODGING PLACES e*			455,453	0.28

INDUSTRIAL MACHINERY AND EQUIPMENT
113,405		General Electric Co	3,026,779	1.87
28,043		Hewlett-Packard Co	1,239,781	0.77
15,594		International Business Machines Corp	1,848,357	1.14
	e,m,v*	Other	4,857,783	3.00

			10,972,700	6.78

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED) STOCK INDEX FUND ■ JUNE 30, 2008	continued

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
32,063		Johnson & Johnson	$2,062,933	1.27%
12,777		Medtronic, Inc	661,210	0.41
	e*	Other	5,255,887	3.25

			7,980,030	4.93

INSURANCE AGENTS, BROKERS AND SERVICE e*			671,818	0.42

INSURANCE CARRIERS
25,995		American International Group, Inc	687,828	0.42
	e*	Other	4,979,789	3.08

			5,667,617	3.50

JUSTICE, PUBLIC ORDER AND SAFETY e*			12,600	0.01

LEATHER AND LEATHER PRODUCTS e*			167,749	0.10

LEGAL SERVICES e*			43,360	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			2,286	0.00	**

LUMBER AND WOOD PRODUCTS e*			31,384	0.02

METAL MINING e*			1,158,927	0.72

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			520,603	0.32

MISCELLANEOUS RETAIL
16,263		CVS Corp	643,527	0.40
	e*	Other	1,411,887	0.87

			2,055,414	1.27

MOTION PICTURES
40,711		Time Warner, Inc	602,523	0.37
466	e*	Other	897,639	0.56

			1,500,162	0.93

NONDEPOSITORY INSTITUTIONS e*			1,507,947	0.93

NONMETALLIC MINERALS, EXCEPT FUELS e*			112,598	0.07

OIL AND GAS EXTRACTION
13,575		Schlumberger Ltd	1,458,362	0.90
	e*	Other	7,132,520	4.41

			8,590,882	5.31

PAPER AND ALLIED PRODUCTS e*			659,507	0.41

PERSONAL SERVICES e*			221,372	0.14

PETROLEUM AND COAL PRODUCTS
23,556		Chevron Corp	2,335,106	1.44
17,552		ConocoPhillips	1,656,733	1.02
5,077		Devon Energy Corp	610,052	0.38
60,361		Exxon Mobil Corp	5,319,615	3.29
9,474		Occidental Petroleum Corp	851,334	0.53
	e*	Other	2,790,875	1.73

			13,563,715	8.39

70	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED) STOCK INDEX FUND ■ JUNE 30, 2008	continued

Shares		Company		Value	% of net assets

PIPELINES, EXCEPT NATURAL GAS				$206,066	0.13%

PRIMARY METAL INDUSTRIES e*				2,004,997	1.24

PRINTING AND PUBLISHING e*				601,085	0.37

RAILROAD TRANSPORTATION *				1,365,644	0.84

REAL ESTATE e*				158,693	0.10

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*				473,483	0.29

SECURITY AND COMMODITY BROKERS
4,485		Goldman Sachs Group, Inc		784,427	0.48
	e*	Other		3,000,021	1.86

				3,784,448	2.34

SOCIAL SERVICES e*				9,499	0.01

SPECIAL TRADE CONTRACTORS e*				134,974	0.08

STONE, CLAY, AND GLASS PRODUCTS
8,013		3M Co		557,625	0.34
	e*	Other		188,420	0.12

				746,045	0.46

TEXTILE MILL PRODUCTS e				5,018	0.00	**

TOBACCO PRODUCTS
24,000		Philip Morris International, Inc		1,185,360	0.73
	e*	Other		727,025	0.45

				1,912,385	1.18

TRANSPORTATION BY AIR e*				530,600	0.33

TRANSPORTATION EQUIPMENT
8,549		Boeing Co		561,840	0.35
11,073		United Technologies Corp		683,204	0.42
	e*	Other		2,360,132	1.46

				3,605,176	2.23

TRANSPORTATION SERVICES e*				315,801	0.20

TRUCKING AND WAREHOUSING e*				630,743	0.39

WATER TRANSPORTATION e*				457,425	0.28

WHOLESALE TRADE-DURABLE GOODS e*				597,936	0.37

WHOLESALE TRADE-NONDURABLE GOODS e*				933,912	0.58

		TOTAL COMMON STOCKS	(Cost $148,341,121)	159,310,990	98.49

MUTUAL FUNDS e
		TOTAL MUTUAL FUNDS	(Cost $2,712)	2,456	0.00	**

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED) STOCK INDEX FUND ■ JUNE 30, 2008	concluded

Principal	Issuer		Value	% of net assets

SHORT TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$2,390,000	Federal Home Loan Bank (FHLB), 07/01/08		$2,390,000	1.48%

Shares	Company
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
27,980,528	State Street Navigator Securities Lending Prime Portfolio		27,980,528	17.30

	TOTAL SHORT-TERM INVESTMENTS	(Cost $30,370,528)	30,370,528	18.78

	TOTAL PORTFOLIO	(Cost $178,714,361)	189,683,974	117.27
	OTHER ASSETS & LIABILITIES, NET		(27,938,969)	(17.27)

	NET ASSETS		$161,745,005	100.00%

*	Non-income producing
**	Percentage is less than 0.01%.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $2,512,736.
e	All or a portion of these securities are out on loan.
m	Indicates a security has been deemed illiquid.
v	Securities valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

72	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SOCIAL CHOICE EQUITY FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
9,327		Walt Disney Co	$291,002	0.86%

APPAREL AND ACCESSORY STORES *			186,250	0.55

APPAREL AND OTHER TEXTILE PRODUCTS			39,201	0.12

AUTO REPAIR, SERVICES AND PARKING *			13,924	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS *			30,673	0.09

BUILDING MATERIALS AND GARDEN SUPPLIES
8,128		Home Depot, Inc	190,358	0.56
		Other	107,693	0.32

			298,051	0.88

BUSINESS SERVICES
619	*	Google, Inc (Class A)	325,854	0.96
25,029		Microsoft Corp	688,548	2.04
	v*	Other	1,179,088	3.50
			2,193,490	6.50
CHEMICALS AND ALLIED PRODUCTS
1,900		Air Products & Chemicals, Inc	187,834	0.56
4,511	*	Amgen, Inc	212,739	0.63
2,403		Colgate-Palmolive Co	166,047	0.49
3,388	*	Gilead Sciences, Inc	179,395	0.53
4,392		Eli Lilly & Co	202,735	0.60
2,250		Praxair, Inc	212,040	0.63
9,956		Procter & Gamble Co	605,424	1.79
4,597		Wyeth	220,472	0.65
	*	Other	1,189,218	3.51

			3,175,904	9.39

COMMUNICATIONS
10,476		Verizon Communications, Inc	370,850	1.10
	*	Other	1,041,413	3.08

			1,412,263	4.18

DEPOSITORY INSTITUTIONS
14,350		Bank of America Corp	342,535	1.01
4,474		Bank of New York Mellon Corp	169,251	0.50
9,200		US Bancorp	256,588	0.76
13,987		Wells Fargo & Co	332,191	0.98
	v*	Other	800,407	2.37

			1,900,972	5.62

EATING AND DRINKING PLACES
6,166		McDonald’s Corp	346,653	1.23
	*	Other	94,796	0.08

			441,449	1.31

EDUCATIONAL SERVICES *			4,958	0.01

ELECTRIC, GAS, AND SANITARY SERVICES *			2,228,585	6.59

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED) SOCIAL CHOICE EQUITY FUND ■ JUNE 30, 2008	continued

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
18,668	*	Cisco Systems, Inc	$434,218	1.28%
19,609		Intel Corp	421,201	1.25
6,100		Qualcomm, Inc	270,657	0.80
	*	Other	718,766	2.13

			1,844,842	5.46

ENGINEERING AND MANAGEMENT SERVICES *			208,526	0.62

FABRICATED METAL PRODUCTS
4,002		Illinois Tool Works, Inc	190,135	0.56
		Other	84,314	0.25

			274,449	0.81

FOOD AND KINDRED PRODUCTS
6,453		Kraft Foods, Inc (Class A)	183,588	0.54
6,521		PepsiCo, Inc	414,670	1.23
	*	Other	620,892	1.84

			1,219,150	3.61

FOOD STORES *			77,599	0.23

FORESTRY			48,736	0.14

FURNITURE AND FIXTURES			177,243	0.52

FURNITURE AND HOME FURNISHINGS STORES *			40,741	0.12

GENERAL BUILDING CONTRACTORS *			22,434	0.07

GENERAL MERCHANDISE STORES
3,860		Target Corp	179,451	0.53
		Other	273,911	0.81

			453,362	1.34

HEALTH SERVICES *			252,009	0.75

HEAVY CONSTRUCTION, EXCEPT BUILDING *			45,509	0.13

HOLDING AND OTHER INVESTMENT OFFICES *			670,714	1.98

HOTELS AND OTHER LODGING PLACES *			96,003	0.28

INDUSTRIAL MACHINERY AND EQUIPMENT
2,700		Deere & Co	194,751	0.58
9,219		Hewlett-Packard Co	407,572	1.21
4,834		International Business Machines Corp	572,974	1.70
	*	Other	915,238	2.69

			2,090,535	6.18

INSTRUMENTS AND RELATED PRODUCTS
3,100		Baxter International, Inc	198,214	0.59
5,556		Emerson Electric Co	274,744	0.81
9,736		Johnson & Johnson	626,414	1.85
5,566		Medtronic, Inc	288,041	0.85
	*	Other	1,033,498	3.06

			2,420,911	7.16

INSURANCE AGENTS, BROKERS AND SERVICES *			200,871	0.59

74	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED) SOCIAL CHOICE EQUITY FUND ■ JUNE 30, 2008	continued

Shares		Company	Value	% of net assets

INSURANCE CARRIERS
3,600		Aflac, Inc	$226,067	0.67%
4,016		Travelers Cos, Inc	174,294	0.52
	*	Other	973,369	2.87

			1,373,730	4.06

LEATHER AND LEATHER PRODUCTS *			34,194	0.10

LEGAL SERVICES *			8,763	0.03

LUMBER AND WOOD PRODUCTS *			2,340	0.01

METAL MINING *			36,196	0.11

MISCELLANEOUS MANUFACTURING INDUSTRIES			113,120	0.33

MISCELLANEOUS RETAIL
4,426		CVS Corp	175,137	0.52
	*	Other	345,859	1.02

			520,996	1.54

MOTION PICTURES
17,064		Time Warner, Inc	252,547	0.75
	*	Other	136,060	0.40

			388,607	1.15

NONDEPOSITORY INSTITUTIONS
5,353		American Express Co	201,648	0.60
	*	Other	236,259	0.69

			437,907	1.29

NONMETALLIC MINERALS, EXCEPT FUELS			74,313	0.22

OIL AND GAS EXTRACTION
2,791		Chesapeake Energy Corp	184,094	0.54
1,957	*	National Oilwell Varco, Inc	173,625	0.51
1,806		Transocean, Inc	275,216	0.82
3,121		XTO Energy, Inc	213,820	0.63
	*	Other	1,627,599	4.82

			2,474,354	7.32

PAPER AND ALLIED PRODUCTS *			272,016	0.80

PETROLEUM AND COAL PRODUCTS
2,302		Apache Corp	319,978	0.95
2,534		Devon Energy Corp	304,485	0.90
1,676		EOG Resources, Inc	219,891	0.65
1,559		Hess Corp	196,730	0.58
1,754		Noble Energy, Inc	176,382	0.52
	*	Other	421,133	1.25

			1,638,599	4.85

PIPELINES, EXCEPT NATURAL GAS			134,245	0.40

PRIMARY METAL INDUSTRIES *			687,743	2.04

PRINTING AND PUBLISHING *			188,899	0.56

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	75

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED) SOCIAL CHOICE EQUITY FUND ■ JUNE 30, 2008	concluded

Shares		Company		Value	% of net assets

RAILROAD TRANSPORTATION
2,985		Norfolk Southern Corp		$187,070	0.55%
	*	Other		178,643	0.53

				365,713	1.08

REAL ESTATE *				13,098	0.04

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				149,527	0.44

SECURITY AND COMMODITY BROKERS
1,610		Goldman Sachs Group, Inc		281,589	0.83
	*	Other		674,236	2.00

				955,825	2.83

SOCIAL SERVICES *				5,188	0.02

SPECIAL TRADE CONTRACTORS *				19,980	0.06

STONE, CLAY, AND GLASS PRODUCTS
3,766		3M Co		262,076	0.78
	*	Other		36,777	0.11

				298,853	0.89

TEXTILE MILL PRODUCTS				3,830	0.01

TRANSPORTATION BY AIR v*				227,252	0.67

TRANSPORTATION EQUIPMENT *				305,155	0.90

TRANSPORTATION SERVICES *				16,227	0.05

TRUCKING AND WAREHOUSING
4,044		United Parcel Service, Inc (Class B)		248,585	0.74

WATER TRANSPORTATION *				40,225	0.12

WHOLESALE TRADE-DURABLE GOODS *				211,347	0.63

WHOLESALE TRADE-NONDURABLE GOODS *				161,285	0.48

		TOTAL COMMON STOCKS	(Cost $33,445,336)	33,768,468	99.90

		TOTAL PORTFOLIO	(Cost $33,445,336)	33,768,468	99.90
		OTHER ASSETS & LIABILITIES, NET		34,033	0.10

		NET ASSETS		$33,802,501	100.00%

*	Non-income producing.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

76	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

REAL ESTATE SECURITIES FUND  ■  JUNE 30, 2008

Shares		Company	Value	% of net assets

COMMON STOCKS
HOLDING AND OTHER INVESTMENT OFFICES
14,000	e	Acadia Realty Trust	$324,100	0.47%
16,350		Alexandria Real Estate Equities, Inc	1,591,509	2.31
31,700	e	AMB Property Corp	1,597,046	2.32
13,900		American Campus Communities, Inc	386,976	0.56
18,700	e	AvalonBay Communities, Inc	1,667,292	2.43
31,800	e	BioMed Realty Trust, Inc	780,054	1.13
5,344		Boardwalk Real Estate Investment Trust	199,935	0.29
46,600	e	Boston Properties, Inc	4,204,252	6.11
29,400	e	Camden Property Trust	1,301,244	1.89
13,900	e	Corporate Office Properties Trust	477,187	0.69
65,000	e	DCT Industrial Trust, Inc	538,200	0.78
13,200	e	Digital Realty Trust, Inc	540,012	0.79
18,800		Douglas Emmett, Inc	413,036	0.60
38,484		Duke Realty Corp	863,966	1.26
23,900	e	EastGroup Properties, Inc	1,025,310	1.49
4,000		Equity Lifestyle Properties, Inc	176,000	0.26
50,000		Equity Residential	1,913,500	2.78
18,900	e	Essex Property Trust, Inc	2,012,850	2.93
42,500	e	Federal Realty Investment Trust	2,932,500	4.27
45,600	e	General Growth Properties, Inc	1,597,368	2.32
35,000	e	Gramercy Capital Corp	405,650	0.59
70,800		HCP, Inc	2,252,148	3.28
6,600		Highwoods Properties, Inc	207,372	0.30
138,000	e	Host Marriott Corp	1,883,700	2.74
14,200		Kilroy Realty Corp	667,826	0.97
47,600	e	Kimco Realty Corp	1,643,152	2.39
15,000		Liberty Property Trust	497,250	0.72
36,300		Macerich Co	2,255,319	3.28
87,250	e	Mission West Properties, Inc	956,260	1.39
35,000		Nationwide Health Properties, Inc	1,102,150	1.60
42,800	e	Post Properties, Inc	1,273,300	1.85
73,700		Prologis	4,005,595	5.83
34,000	e	Public Storage, Inc	2,746,860	3.99
36,000		Regency Centers Corp	2,128,320	3.10
78,600		Simon Property Group, Inc	7,065,354	10.28
21,500		SL Green Realty Corp	1,778,480	2.59
39,900	e	Strategic Hotels & Resorts, Inc	373,860	0.54
11,424	e	Sunstone Hotel Investors, Inc	189,635	0.28
45,000		Taubman Centers, Inc	2,189,250	3.18
36,500	e	UDR, Inc	816,870	1.19
51,600		Ventas, Inc	2,196,612	3.20
39,700		Vornado Realty Trust	3,493,600	5.08
	e,g,m*	Other	267,615	0.39

			64,938,515	94.44

HOTELS AND OTHER LODGING PLACES
14,600		Starwood Hotels & Resorts Worldwide, Inc	585,022	0.85

			585,022	0.85

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED) REAL ESTATE SECURITIES FUND ■ JUNE 30, 2008	concluded

Shares		Company		Value	% of net assets

REAL ESTATE
40,000	g,m,v*	Asset Capital Corp, Inc		$204,400	0.30%
20,000		British Land Co plc		281,257	0.41
35,100		Brookfield Properties Co		624,429	0.91
48,700	e	Thomas Properties Group, Inc		479,208	0.69

				1,589,294	2.31

SECURITY AND COMMODITY BROKERS
53,000	e*	Corrections Corp of America		1,455,910	2.12

				1,455,910	2.12

		TOTAL COMMON STOCKS	(Cost $74,315,185)	68,568,741	99.72

Principal		Issuer
SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$1,050,000		Federal Home Loan Bank (FHLB), 07/01/08		1,050,000	1.53

				1,050,000	1.53

Shares		Company
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
2,153,509		State Street Navigator Securities Lending Prime Portfolio		2,153,509	3.13

				2,153,509	3.13

		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,203,509)	3,203,509	4.66

		TOTAL PORTFOLIO	(Cost $77,518,694)	71,772,250	104.38
		OTHER ASSETS & LIABILITIES, NET		(3,008,399)	(4.38)

		NET ASSETS		$68,763,851	100.00%

*	Non-income producing.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $204,400 or 0.30% of net assets.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

78	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND FUND  ■  JUNE 30, 2008

Principal		Issuer		Rating+	Value	% of net assets

BONDS
CORPORATE BONDS
AMUSEMENT AND RECREATION SERVICES e					$104,464	0.11%

BUILDING MATERIALS AND GARDEN SUPPLIES e					47,956	0.05

BUSINESS SERVICES e					198,263	0.22

CHEMICALS AND ALLIED PRODUCTS e					613,559	0.67

COMMUNICATIONS e					1,906,723	2.10

DEPOSITORY INSTITUTIONS
$810,000	g	BA Covered Bond Issuer	5.500%, 06/14/12	Aaa	840,456	0.92
1,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750%, 07/20/17	Aaa	1,055,657	1.16
500,000		Banco Nacional de Comercio Exterior SNC	3.875%, 01/21/09	A1	498,750	0.55
900,000	g	Depfa ACS Bank	5.125%, 03/16/37	Aaa	854,847	0.94
	e,g,i	Other			2,814,446	3.10

					6,064,156	6.67

EATING AND DRINKING PLACES					24,391	0.03

ELECTRIC, GAS, AND SANITARY SERVICES e					1,094,843	1.20

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT					258,105	0.28

FOOD AND KINDRED PRODUCTS e,g					699,199	0.77

FOOD STORES					152,432	0.17

GENERAL MERCHANDISE STORES e					524,654	0.58

HEALTH SERVICES					99,059	0.11

HOLDING AND OTHER INVESTMENT OFFICES e					98,318	0.11

INDUSTRIAL MACHINERY AND EQUIPMENT					199,960	0.22

INSTRUMENTS AND RELATED PRODUCTS					200,893	0.22

INSURANCE CARRIERS i,g					661,677	0.73

METAL MINING g					244,234	0.27

MOTION PICTURES					90,998	0.10

NONDEPOSITORY INSTITUTIONS e					1,559,923	1.72

NONMETALLIC MINERALS, EXCEPT FUELS					25,329	0.03

OIL AND GAS EXTRACTION e,g
500,000	g	Pemex Project Funding Master Trust	6.625%, 06/15/38	Baa1	511,898	0.56
	e,g	Other			1,138,803	1.26

					1,650,701	1.82

PAPER AND ALLIED PRODUCTS e					232,154	0.26

PETROLEUM AND COAL PRODUCTS					45,842	0.05

PIPELINES, EXCEPT NATURAL GAS g					139,177	0.15

PRIMARY METAL INDUSTRIES g					293,576	0.32

PRINTING AND PUBLISHING					383,977	0.42

RAILROAD TRANSPORTATION g					139,605	0.15

SECURITY AND COMMODITY BROKERS i					1,655,295	1.82

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	79

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

BOND FUND  ■  JUNE 30, 2008

Principal		Issuer		Rating+	Value	% of net assets

TRANSPORTATION BY AIR					$99,661	0.11%

TRANSPORTATION EQUIPMENT g					324,149	0.36

WHOLESALE TRADE-NONDURABLE GOODS					62,473	0.07

		TOTAL CORPORATE BONDS	(Cost $20,473,575)		19,895,746	21.89

GOVERNMENT BONDS
AGENCY SECURITIES
$550,000		Federal Farm Credit Bank (FFCB)	3.375%, 07/15/08	Aaa	550,163	0.61
550,000		FFCB	4.125%, 04/15/09	Aaa	555,413	0.61
600,000		FFCB	2.625%, 04/21/11	Aaa	585,596	0.64
1,000,000		Federal Home Loan Bank (FHLB)	5.000%, 10/16/09	Aaa	1,006,063	1.11
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500%, 05/29/13	Aaa	971,686	1.07
1,500,000		FHLMC	5.125%, 10/18/16	Aaa	1,542,440	1.70
1,575,000		FHLMC	5.125%, 11/17/17	Aaa	1,618,097	1.78
1,000,000		Federal National Mortgage Association (FNMA)	5.100%, 09/10/09	Aaa	1,004,200	1.10
500,000		FNMA	5.375%, 06/12/17	Aaa	522,679	0.58
		Other			1,166,414	1.28

					9,522,751	10.48

FOREIGN GOVERNMENT BONDS
1,000,000	e	Province of Manitoba Canada	4.450%, 04/12/10	Aa1	1,018,411	1.12
500,000		Province of Saskatchewan Canada	8.000%, 02/01/13	Aa1	580,253	0.64
	e,g	Other			2,090,006	2.30

					3,688,670	4.06

MORTGAGE BACKED SECURITIES
526,138		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000%, 11/01/33		534,513	0.59
617,415		FGLMC	5.500%, 04/01/37		608,830	0.67
715,409		FGLMC	5.500%, 05/01/37		705,461	0.78
564,670	i	FHLMC	5.800%, 07/01/36		576,907	0.63
1,678,911		Federal National Mortgage Association (FNMA)	4.557%, 01/01/15		1,633,587	1.80
522,577		FNMA	5.500%, 07/01/24		521,890	0.57
859,992		FNMA	5.500%, 07/01/33		852,719	0.94
525,596		FNMA	5.500%, 07/01/33		521,152	0.57
634,865		FNMA	6.000%, 10/01/33		644,177	0.71
1,480,912		FNMA	5.500%, 11/01/33		1,468,389	1.61
648,071		FNMA	5.000%, 03/01/34		625,199	0.69
1,163,354		FNMA	5.000%, 03/01/34		1,122,296	1.23
1,224,062		FNMA	5.000%, 02/25/35		1,226,364	1.35
582,747		FNMA	5.500%, 02/01/37		575,452	0.63
1,776,395		FNMA	5.500%, 02/01/38		1,753,046	1.93
640,259		FNMA	5.500%, 02/01/38		631,843	0.70
	i	Other			16,570,739	18.23

					30,572,564	33.63

U.S. TREASURY SECURITIES
550,000		United States Treasury Bond	2.625%, 05/31/10		550,344	0.60
1,165,000		United States Treasury Bond	3.500%, 05/31/13		1,173,647	1.29
538,000		United States Treasury Bond	3.875%, 05/15/18		533,503	0.59

80	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

BOND FUND  ■  JUNE 30, 2008

Principal		Issuer		Rating+	Value	% of net assets

U.S. TREASURY SECURITIES – continued
$ 800,000		United States Treasury Bond	4.375%, 02/15/38		$779,750	0.86%
3,197,118		United States Treasury Inflation Indexed Bonds	0.875%, 04/15/10		3,252,320	3.58
541,045		United States Treasury Inflation Indexed Bonds	2.375%, 04/15/11		573,296	0.63
	j	Other			1,176,217	1.29

					8,039,077	8.84

		TOTAL GOVERNMENT BONDS	(Cost $51,931,308)		51,823,062	57.01

		TOTAL BONDS	(Cost $72,404,883)		71,718,808	78.90

STRUCTURED ASSETS
ASSET BACKED
500,000		AmeriCredit Automobile Receivables Trust Series 2007-BF (Class A3A)	5.160%, 04/06/12	Aaa	499,681	0.55
644,940		Centex Home Equity Series 2002-A (Class AF6)	5.540%, 01/25/32	Aaa	628,275	0.69
1,000,000		Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3)	5.781%, 01/25/35	A2	792,810	0.87
562,871		HFC Home Equity Loan Asset Backed Certificates Series 2007-1 (Class A1F)	5.910%, 03/20/36	Aaa	563,984	0.62
1,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340%, 09/17/13	Aaa	1,004,260	1.11
499,787		Marriott Vacation Club Owner Trust Series 2006-2A (Class A)	5.362%, 10/20/28	Aaa	480,944	0.53
815,330	m, v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096%, 12/20/31	Aa3	742,715	0.82
	i,m,v	Other			4,413,585	4.85

					9,126,254	10.04

OTHER MORTGAGE BACKED SECURITIES
750,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376%, 07/12/37	Aaa	756,116	0.83
630,678		Wells Fargo Mortgage Backed Securities Trust Series 2005-1 (Class 2A1)	5.000%, 01/25/20	Aaa	604,269	0.67
	g,i	Other			5,444,277	5.99

					6,804,662	7.49

		TOTAL STRUCTURED ASSETS	(Cost $17,238,745)		15,930,916	17.53

Shares		Company
PREFERRED STOCKS
DEPOSITORY INSTITUTIONS e					80,000	0.09

NONDEPOSITORY INSTITUTIONS
24,609	e	Federal National Mortgage Association (FNMA)	8.250%, 12/30/49	Aa3	564,777	0.62
	e	Other			158,436	0.17

					723,213	0.79

		TOTAL PREFERRED STOCKS	(Cost $878,225)		803,213	0.88

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	81

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND FUND  ■  JUNE 30, 2008

Principal	Issuer		Value	% of net assets

SHORT TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES – 1.65%
$1,500,000	Federal Home Loan Bank (FHLB)	0.000%, 07/01/08	$1,500,000	1.65%

Shares	Company
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.06%
4,595,336	State Street Navigator Securities Lending Prime Portfolio		4,595,336	5.06

	TOTAL SHORT TERM INVESTMENTS	(Cost $6,095,336)	6,095,336	6.71

	TOTAL PORTFOLIO	(Cost $96,617,189)	94,548,273	104.02
	OTHER ASSETS & LIABILITIES, NET		(3,649,895)	(4.02)

	NET ASSETS		$90,898,378	100.00%

+	As provided by Moody’s Investors Service (unaudited).
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At June 30, 2008, the value of these securities amounted to $5,476,972 or 6.03% of net assets.

i	Floating rate or variable rate securities reflects the rate as of June 30, 2008.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

82	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MONEY MARKET FUND  ■  JUNE 30, 2008

Principal	Issuer		Value	% of net assets

SHORT TERM INVESTMENTS
BANK ACCEPTANCES
$ 1,536,000	JPMorgan Chase Bank NA	0.000%, 07/07/08–09/04/08	$1,531,128	1.38%
1,000,000	Wachovia Bank NA	0.000%, 07/08/08	999,553	0.90

			2,530,681	2.28

CERTIFICATES OF DEPOSIT
500,000	Abbey National Treasury	2.600%, 08/11/08	500,011	0.45
2,800,000	American Express Bank FSB	2.690–4.080%, 07/14/08–8/21/08	2,800,052	2.53
1,000,000	Banco Bilbao Vizcaya Argentaria S.A.	2.945%, 07/23/08	1,000,003	0.90
2,145,000	Bank of Montreal	2.650–2.800%, 09/03/08–09/24/08	2,145,087	1.94
2,050,000	Bank of Nova Scotia	2.550%, 08/13/08	2,050,000	1.85
1,415,000	Canadian Imperial Bank	2.635%, 08/20/08	1,415,000	1.28
1,000,000	Deutsche Bank AG.	2.720%, 07/31/08	1,000,000	0.90
1,000,000	Dexia Credit Local S.A.	2.630%, 08/26/08	1,000,031	0.90
1,930,000	Toronto Dominion Bank	2.500–2.950%, 08/14/08–08/27/08	1,930,000	1.74

			13,840,184	12.49

COMMERCIAL PAPER
2,710,000	American Honda Finance Corp	08/04/08–09/05/08	2,699,902	2.44
2,450,000	Bank of America Corp	07/01/08–09/09/08	2,441,622	2.20
1,000,000	Bank of Nova Scotia	10/03/08	992,846	0.90
2,350,000	Bank of Scotland plc	07/08/08–08/06/08	2,346,955	2.12
955,000	Canadian Imperial Holding, Inc	09/19/08	948,994	0.86
2,390,000	Ciesco LLC	07/01/08–07/29/08	2,387,374	2.15
2,710,000	Citigroup Funding, Inc	07/18/08–08/15/08	2,702,567	2.44
1,580,000	Coca-Cola Co	07/09/08	1,579,242	1.43
2,445,000	Danske Corp	07/14/08–07/22/08	2,441,904	2.20
1,200,000	Dexia Delaware LLC	08/12/08–09/25/08	1,195,405	1.08
2,100,000	Edison Asset Securitization LLC	07/15/08–08/19/08	2,096,309	1.89
2,980,000	General Electric Capital Corp	08/25/08–10/30/08	2,964,076	2.67
400,000	General Electric Co	09/02/08	398,334	0.36
3,385,000	Govco LLC	07/21/08–12/17/08	3,361,945	3.03
2,900,000	HSBC Finance Corp	07/09/08–09/02/08	2,893,327	2.61
1,900,000	ING US Funding LLC	07/10/08–07/17/08	1,898,251	1.71
1,790,000	JPMorgan Chase & Co	07/21/08–08/05/08	1,786,685	1.61
2,942,000	Kitty Hawk Funding Corp	07/17/08–10/02/08	2,931,913	2.65
2,095,000	Lloyds Bank plc	07/01/08–10/17/08	2,087,746	1.88
2,425,000	Nestle Capital Corp	07/07/08–03/10/09	2,415,460	2.18
1,195,000	Paccar Financial Corp	07/11/08	1,194,306	1.08
2,000,000	Pfizer, Inc	08/06/08–08/28/08	1,993,872	1.80
1,500,000	Private Export Funding Corp	09/03/08–09/04/08	1,494,188	1.35
870,000	Procter & Gamble International	08/05/08	868,148	0.78
2,715,000	Rabobank USA Financial Corp	07/07/08–09/15/08	2,708,646	2.44
2,000,000	Ranger Funding Co LLC	07/10/05–08/20/08	1,995,635	1.80
325,000	Societe Generale North America, Inc	07/11/08	324,642	0.29
800,000	Svensk Exportkredit AB	08/22/08	797,492	0.72
3,600,000	Toyota Motor Credit Corp	09/16/08–10/29/08	3,578,065	3.23
1,000,000	Unilever Capital Corp	10/20/08	991,798	0.89

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	83

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MONEY MARKET FUND  ■  JUNE 30, 2008

Principal		Issuer		Value	% of net assets

COMMERCIAL PAPER – continued
$ 1,000,000		Wells Fargo & Co	07/22/08	$998,781	0.90%
3,196,000		Yorktown Capital LLC	07/03/08–08/19/08	3,190,237	2.88

				62,706,667	56.57

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
5,256,000		Federal Home Loan Bank (FHLB)	07/02/08–12/03/08	5,229,919	4.72
11,273,000		Federal Home Loan Mortgage Corp (FHLMC)	07/07/08–11/05/08	11,223,189	10.12
366,000		FHLMC	01/05/09	360,935	0.32
13,764,000		Federal National Mortgage Association (FNMA)	07/25/08–11/28/08	13,719,725	12.38

				30,533,768	27.54

VARIABLE NOTE
1,000,000	i	Wachovia Bank NA	2.990%, 11/25/08	1,000,000	0.90

		TOTAL SHORT-TERM INVESTMENTS	(Cost $110,611,300)	110,611,300	99.78

		TOTAL PORTFOLIO	(Cost $110,611,300)	110,611,300	99.78
		OTHER ASSETS & LIABILITIES, NET		248,604	0.22

		NET ASSETS		$110,859,904	100.00%

i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2008.

ABBREVIATION:

LLC    Limited Liability Company

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

84	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Life Funds ■ 2008 Semiannual Report	85

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFE FUNDS  ■  JUNE 30, 2008

Growth Equity Fund

ASSETS
Portfolio investments, at cost	$49,014,877
Net unrealized appreciation (depreciation) of portfolio investments	111,872
Portfolio investments, at value*	49,126,749
Cash	—
Cash – foreign**	17,258
Receivable from securities transactions	1,418,087
Receivable from Fund shares sold	9,864
Dividends and interest receivable	42,545
Reclaims receivable	5,353
Total assets	50,619,856

LIABILITIES
Management fees payable	8,258
Trustee fees payable	388
Due to custodian	903,606
Payable for collateral for securities on loan	10,728,037
Payable for securities transactions	1,237,901
Payable for Fund shares redeemed	138,413
Total liabilities	13,016,603
NET ASSETS	$37,603,253

NET ASSETS CONSIST OF:
Paid-in-capital	$71,833,414
Undistributed (accumulated) net investment income (loss)	171,950
Undistributed (accumulated) net realized gain (loss) on total investments	(34,515,146)
Net unrealized appreciation (depreciation) on total investments	113,035
NET ASSETS	$37,603,253

Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	2,314,710
Net asset value per share	$16.25

* Includes securities loaned of:	$10,420,438
** Cost:	$17,156

86	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$90,891,687	$147,725,313	$79,383,947	$63,309,612
2,558,118	(6,810,091)	(4,109,351)	(2,180,413)
93,449,805	140,915,222	75,274,596	61,129,199
—	—	5,170	—
17,863	894,802	4,946	—
276,582	5,001,043	1,913,786	6,208,941
80,597	51,586	—	64,406
95,523	200,651	107,279	61,796
2,428	82,723	1,418	—
93,922,798	147,146,027	77,307,195	67,464,342

14,486	30,756	12,093	4,096
388	388	388	388
16,213	2,271,790	—	103,045
19,680,784	14,898,371	17,198,310	14,080,276
305,502	8,299,509	2,175,751	6,048,481
322,290	379,913	93,386	—
20,339,663	25,880,727	19,479,928	20,236,286
$73,583,135	$121,265,300	$57,827,267	$47,228,056

$76,653,761	$141,093,587	$66,946,183	$53,586,509
675,285	2,497,590	661,386	228,033
(6,304,990)	(15,531,327)	(5,673,016)	(4,469,808)
2,559,079	(6,794,550)	(4,107,286)	(2,116,678)
$73,583,135	$121,265,300	$57,827,267	$47,228,056

2,826,718	6,158,717	2,185,649	1,865,948
$26.03	$19.69	$26.46	$25.31

$19,132,999	$14,137,223	$16,677,124	$13,526,163
$17,826	$884,056	$4,907	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	87

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFE FUNDS  ■  JUNE 30, 2008

Stock Index Fund

ASSETS
Portfolio investments, at cost	$178,714,361
Net unrealized appreciation (depreciation) of portfolio investments	10,969,613
Portfolio investments, at value*	189,683,974
Cash	22,434
Cash – foreign**	—
Receivable from securities transactions	2,863,826
Receivable from Fund shares sold	16,109
Dividends and interest receivable	194,964
Reclaims receivable	22,298
Total assets	192,803,605

LIABILITIES
Management fees payable	8,376
Trustee fees payable	388
Due to custodian	200
Payable for collateral for securities on loan	27,980,528
Payable for securities transactions	2,890,375
Payable for Fund shares redeemed	177,253
Payable for variation margin on open futures contracts	1,480
Total liabilities	31,058,600
NET ASSETS	$161,745,005

NET ASSETS CONSIST OF:
Paid-in-capital	$154,088,996
Undistributed (accumulated) net investment income (loss)	1,624,694
Undistributed (accumulated) net realized gain (loss) on total investments	(4,868,846)
Net unrealized appreciation (depreciation) on total investments	10,900,161
NET ASSETS	$161,745,005

Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	5,731,699
Net asset value per share	$28.22

* Includes securities loaned of:	$27,024,961
** Cost:	$—

88	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$33,445,336	$77,518,694	$96,617,189	$110,611,300
323,132	(5,746,444)	(2,068,916)	—
33,768,468	71,772,250	94,548,273	110,611,300
—	6,573	8,200	5,123
—	4,420	—	—
3,575,810	—	198,601	—
9,437	530	221,539	272,809
37,750	318,437	727,986	73,205
—	—	—	—
37,391,465	72,102,210	95,704,599	110,962,437

2,038	15,138	7,364	5,268
388	388	388	388
2,659	—	—	—
—	2,153,509	4,595,336	—
3,576,117	1,077,040	202,960	—
7,762	92,284	173	96,877
—	—	—	—
3,588,964	3,338,359	4,806,221	102,533
$33,802,501	$68,763,851	$90,898,378	$110,859,904

$33,614,382	$81,727,576	$92,423,671	$110,860,319
323,041	(865,960)	2,389,626	71
(462,137)	(6,758,232)	(1,846,002)	(486)
327,215	(5,339,533)	(2,068,917)	—
$33,802,501	$68,763,851	$90,898,378	$110,859,904

1,381,350	2,724,707	3,707,831	110,860,319
$24.47	$25.24	$24.52	$1.00

$—	$2,107,118	$4,499,823	$—
$—	$4,433	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	89

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFE FUNDS   ■  FOR THE PERIOD ENDED JUNE 30, 2008

Growth Equity Fund

INVESTMENT INCOME
Dividends	$227,320
Foreign taxes withheld	(5,424)
Interest	2,183
Income from securities lending	19,176
Total income	243,255

EXPENSES
Investment management fees	47,740
Trustee fees	648
Interest expense	5,140
Net expenses	53,528

Net investment income	189,727

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	499,362
Futures transactions	—
Foreign currency transactions	(753)
Net realized gain (loss) on total investments	498,609

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(4,943,308)
Futures transactions	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	1,101
Net change in unrealized depreciation on total investments	(4,942,207)
Net realized and unrealized loss on total investments	(4,443,598)
Net decrease in net assets resulting from operations	$(4,253,871)

90	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$699,311	$2,848,361	$785,228	$251,717
(5,883)	(345,547)	(4,391)	(12)
3,240	17,191	1,703	384
48,666	160,880	51,204	61,111
745,334	2,680,885	833,744	313,200

88,246	197,710	75,784	23,950
648	648	648	648
756	18,790	6,386	1,349
89,650	217,148	82,818	25,947

655,684	2,463,737	750,926	287,253

4,060,786	(18,459,611)	(5,624,875)	(3,009,655)
—	—	—	(136)
(1,206)	(102,712)	(264)	—
4,059,580	(18,562,323)	(5,625,139)	(3,009,791)

(13,491,248)	(12,333,649)	(6,011,559)	(822,333)
—	—	—	—
132	13,495	205	—
(13,491,116)	(12,320,154)	(6,011,354)	(822,333)
(9,431,536)	(30,882,477)	(11,636,493)	(3,832,124)
$(8,775,852)	$(28,418,740)	$(10,885,567)	$(3,544,871)

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	91

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD ENDED JUNE 30, 2008

Stock Index Fund

INVESTMENT INCOME
Dividends	$1,614,639
Foreign taxes withheld	(176)
Interest	13,935
Income from securities lending	93,867
Total income	1,722,265

EXPENSES
Investment management fees	50,751
Trustee fees	648
Interest expense	447
Net expenses	51,846

Net investment income	1,670,419

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(2,160,685)
Futures transactions	(165,980)
Foreign currency transactions	(8)
Net realized loss on total investments	(2,326,673)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(19,472,200)
Futures transactions	(94,673)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	1
Net change in unrealized depreciation on total investments	(19,566,872)
Net realized and unrealized loss on total investments	(21,893,545)
Net increase (decrease) in net assets resulting from operations	$(20,223,126)

92	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$342,564	$871,719	$39,121	$—
(17)	(2,449)	—	—
458	8,372	2,382,171	1,705,827
—	5,201	12,158	—
343,005	882,843	2,433,450	1,705,827

12,324	90,371	44,542	30,867
648	648	648	648
98	2,460	1,302	811
13,070	93,479	46,492	32,326

329,935	789,364	2,386,958	1,673,501

(406,003)	(6,089,848)	(671,770)	—
—	—	—	—
(3)	(902)	—	—
(406,006)	(6,090,750)	(671,770)	—

(3,628,528)	1,556,609	(1,875,814)	—
—	—	—	—

—	(3)	—	—
(3,628,528)	1,556,606	(1,875,814)	—
(4,034,534)	(4,534,144)	(2,547,584)	—
$(3,704,599)	$(3,744,780)	$(160,626)	$1,673,501

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	93

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Growth Equity Fund
	June 30, 2008	December 31, 2007
	(unaudited)

CHANGE IN NET ASSETS
Net investment income	$189,727	$265,447
Net realized gain (loss) on total investments	498,609	3,689,738
Net change in unrealized appreciation (depreciation) on total investments	(4,942,207)	2,427,118
Net increase (decrease) from operations	(4,253,871)	6,382,303

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(284,965)
From net realized gain on total investments	—	—
Total distributions	—	(284,965)

SHAREHOLDER TRANSACTIONS
Subscriptions	7,521,277	13,688,417
Reinvestment of distributions	—	284,965
Redemptions	(8,039,792)	(5,874,596)
Net increase (decrease) from shareholder transactions	(518,515)	8,098,786

Net increase (decrease) in net assets	(4,772,386)	14,196,124

NET ASSETS
Beginning of period	42,375,639	28,179,515
End of period	$37,603,253	$42,375,639

Undistributed (accumulated) net investment income (loss) included in net assets	$171,950	$(17,777)

CHANGE IN FUND SHARES
Shares outstanding, beginning of period	2,351,772	1,889,545
Shares sold	452,084	809,746
Shares issued in reinvestment of distributions	—	15,796
Shares redeemed	(489,146)	(363,315)
Total net increase (decrease) in shares outstanding	(37,062)	462,227
Shares outstanding, end of period	2,314,710	2,351,772

94	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		International Equity Fund
June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007
(unaudited)		(unaudited)

$655,684	$1,100,640	$2,463,737	$2,087,200
4,059,580	4,037,700	(18,562,323)	30,021,510
(13,491,116)	6,598,439	(12,320,154)	(9,392,395)
(8,775,852)	11,736,779	(28,418,740)	22,716,315

—	(1,130,983)	—	(2,853,454)
—	—	—	(27,442,566)
—	(1,130,983)	—	(30,296,020)

4,439,577	18,372,776	9,422,036	41,552,125
—	1,130,983	—	30,296,020
(5,914,917)	(6,072,812)	(19,782,663)	(15,365,649)
(1,475,340)	13,430,947	(10,360,627)	56,482,496

(10,251,192)	24,036,743	(38,779,367)	48,902,791

83,834,327	59,797,584	160,044,667	111,141,876
$73,583,135	$83,834,327	$121,265,300	$160,044,667

$675,285	$19,601	$2,497,590	$33,853

2,884,439	2,408,900	6,663,208	4,443,877
162,533	661,329	442,298	1,486,707
—	38,705	—	1,296,364
(220,254)	(224,495)	(946,789)	(563,740)
(57,721)	475,539	(504,491)	2,219,331
2,826,718	2,884,439	6,158,717	6,663,208

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	95

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Large-Cap Value Fund
	June 30, 2008	December 31, 2007
	(unaudited)

CHANGE IN NET ASSETS
Net investment income	$750,926	$1,393,025
Net realized gain (loss) on total investments	(5,625,139)	6,901,514
Net change in unrealized appreciation (depreciation) on total investments	(6,011,354)	(8,027,220)
Net increase (decrease) from operations	(10,885,567)	267,319

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(1,495,301)
From net realized gain on total investments	—	(8,487,242)
From tax return of capital	—	—
Total distributions	—	(9,982,543)

SHAREHOLDER TRANSACTIONS
Subscriptions	3,873,278	18,187,744
Reinvestment of distributions	—	9,982,543
Redemptions	(6,510,910)	(14,021,344)
Net increase (decrease) from shareholder transactions	(2,637,632)	14,148,943

Net increase (decrease) in net assets	(13,523,199)	4,433,719

NET ASSETS
Beginning of period	71,350,466	66,916,747
End of period	$57,827,267	$71,350,466

Undistributed (accumulated) net investment income (loss) included in net assets	$661,386	$(89,540)

CHANGE IN FUND SHARES
Shares outstanding, beginning of period	2,279,364	1,857,587
Shares sold	134,214	479,784
Shares issued in reinvestment of distributions	—	316,504
Shares redeemed	(227,929)	(374,511)
Total net increase (decrease) in shares outstanding	(93,715)	421,777
Shares outstanding, end of period	2,185,649	2,279,364

96	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Stock Index Fund
June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007
(unaudited)		(unaudited)

$287,253	$651,103	$1,670,419	$3,336,504
(3,009,791)	2,288,935	(2,326,673)	1,386,767
(822,333)	(6,036,428)	(19,566,872)	4,314,334
(3,544,871)	(3,096,390)	(20,223,126)	9,037,605

—	(747,834)	—	(3,398,505)
—	(4,565,281)	—	(1,389,670)
—	(152,007)	—	—
—	(5,465,122)	—	(4,788,175)

3,156,641	8,716,338	7,149,846	28,104,158
—	5,465,122	—	4,788,175
(4,251,961)	(10,941,923)	(9,520,829)	(23,817,958)
(1,095,320)	3,239,537	(2,370,983)	9,074,375

(4,640,191)	(5,321,975)	(22,594,109)	13,323,805

51,868,247	57,190,222	184,339,114	171,015,309
$47,228,056	$51,868,247	$161,745,005	$184,339,114

$228,033	$(59,220)	$1,624,694	$(45,725)

1,909,111	1,780,575	5,814,633	5,527,062
123,818	268,473	241,367	866,447
—	196,799	—	149,304
(166,981)	(336,736)	(324,301)	(728,180)
(43,163)	128,536	(82,934)	287,571
1,865,948	1,909,111	5,731,699	5,814,633

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	97

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Social Choice Equity Fund
	June 30, 2008	December 31, 2007
	(unaudited)

CHANGE IN NET ASSETS
Net investment income	$329,935	$689,486
Net realized gain (loss) on total investments	(406,006)	1,097,726
Net change in unrealized appreciation (depreciation) on total investments	(3,628,528)	(240,933)
Net increase (decrease) from operations	(3,704,599)	1,546,279

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(696,022)
From net realized gain on total investments	—	(628,557)
Total distributions	—	(1,324,579)

SHAREHOLDER TRANSACTIONS
Subscriptions	1,101,661	3,927,667
Reinvestment of distributions	—	1,324,579
Redemptions	(1,477,183)	(3,522,345)
Net increase (decrease) from shareholder transactions	(375,522)	1,729,901

Net increase (decrease) in net assets	(4,080,121)	1,951,601

NET ASSETS
Beginning of period	37,882,622	35,931,021
End of period	$33,802,501	$37,882,622

Undistributed (accumulated) net investment income (loss) included in net assets	$323,041	$(6,894)

CHANGE IN FUND SHARES
Shares outstanding, beginning of period	1,396,635	1,333,916
Shares sold	43,365	139,844
Shares issued in reinvestment of distributions	—	48,272
Shares redeemed	(58,650)	(125,397)
Total net increase (decrease) in shares outstanding	(15,285)	62,719
Shares outstanding, end of period	1,381,350	1,396,635

98	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Real Estate Securities Fund		Bond Fund
June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007
(unaudited)		(unaudited)

$789,364	$1,585,970	$2,386,958	$4,070,813
(6,090,750)	8,245,842	(671,770)	(334,769)
1,556,606	(25,455,990)	(1,875,814)	645,424
(3,744,780)	(15,624,178)	(160,626)	4,381,468

—	(3,084,353)	—	(4,093,995)
—	(9,760,527)	—	—
—	(12,844,880)	—	(4,093,995)

4,672,506	15,641,922	8,381,835	14,341,160
—	12,844,881	—	4,093,995
(6,915,148)	(29,971,649)	(3,984,239)	(3,822,073)
(2,242,642)	(1,484,846)	4,397,596	14,613,082

(5,987,422)	(29,953,904)	4,236,970	14,900,555

74,751,273	104,705,177	86,661,408	71,760,853
$68,763,851	$74,751,273	$90,898,378	$86,661,408

$(865,960)	$(1,655,324)	$2,389,626	$2,668

2,821,270	2,752,773	3,529,610	2,939,711
171,360	401,665	338,950	574,943
—	480,183	—	168,062
(267,923)	(813,351)	(160,729)	(153,106)
(96,563)	68,497	178,221	589,899
2,724,707	2,821,270	3,707,831	3,529,610

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	99

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Money Market Fund
	June 30, 2008	December 31, 2007
	(unaudited)

CHANGE IN NET ASSETS
Net investment income	$1,673,501	$3,985,575
Net realized gain on total investments	—	29
Net increase from operations	1,673,501	3,985,604

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,673,501)	(3,985,575)
Total distributions	(1,673,501)	(3,985,575)

SHAREHOLDER TRANSACTIONS
Subscriptions	35,163,381	73,781,955
Reinvestment of distributions	1,673,766	3,994,462
Redemptions	(26,421,531)	(31,225,919)
Net increase from shareholder transactions	10,415,616	46,550,498

Net increase in net assets	10,415,616	46,550,527

NET ASSETS
Beginning of period	100,444,288	53,893,761
End of period	$110,859,904	$100,444,288

Undistributed net investment income included in net assets	$71	$71

CHANGE IN FUND SHARES
Shares outstanding, beginning of period	100,444,703	53,894,205
Shares sold	35,163,381	73,781,955
Shares issued in reinvestment of distributions	1,673,766	3,994,462
Shares redeemed	(26,421,531)	(31,225,919)
Total net increase in shares outstanding	10,415,616	46,550,498
Shares outstanding, end of period	110,860,319	100,444,703

100	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Growth Equity Fund
	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$18.02		$14.91	$14.23	$13.58	$12.88	$10.15

Gain (loss) from investment operations:
Net investment income(a)	0.08		0.13	0.11	0.09	0.12	0.09
Net realized and unrealized gain (loss) on total investments	(1.85)		3.10	0.69	0.65	0.70	2.78
Total gain (loss) from investment operations	(1.77)		3.23	0.80	0.74	0.82	2.87

Less distributions from:
Net investment income	—		(0.12)	(0.12)	(0.09)	(0.12)	(0.14)
Total distributions	—		(0.12)	(0.12)	(0.09)	(0.12)	(0.14)
Net asset value, end of period	$16.25		$18.02	$14.91	$14.23	$13.58	$12.88

TOTAL RETURN(b)	(9.82)%		21.68%	5.62%	5.43%	6.39%	28.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$37,603		$42,376	$28,180	$29,517	$28,282	$28,319

Ratio of expenses to average net assets	0.28%	(c)	0.26%	0.25%	0.26%	0.25%	0.25%
Ratio of net investment income to average net assets	0.99%	(c)	0.81%	0.79%	0.66%	0.95%	0.82%
Portfolio turnover rate(b)	126%		154%	98%	106%	79%	78%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	101

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Growth & Income Fund
	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$29.06		$24.82	$21.56	$20.49	$18.93	$15.22

Gain (loss) from investment operations:
Net investment income(a)	0.23		0.43	0.37	0.29	0.32	0.23
Net realized and unrealized gain (loss) on total investments	(3.26)		4.21	3.26	1.06	1.56	3.79
Total gain (loss) from investment operations	(3.03)		4.64	3.63	1.35	1.88	4.02

Less distributions from:
Net investment income	—		(0.40)	(0.37)	(0.28)	(0.32)	(0.31)
Total distributions	—		(0.40)	(0.37)	(0.28)	(0.32)	(0.31)
Net asset value, end of period	$26.03		$29.06	$24.82	$21.56	$20.49	$18.93

TOTAL RETURN(b)	(10.43)%		18.68%	16.85%	6.57%	9.94%	26.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$73,583		$83,834	$59,798	$51,627	$47,748	$44,403

Ratio of expenses to average net assets	0.23%	(c)	0.24%	0.23%	0.23%	0.23%	0.23%
Ratio of net investment income to average net assets	1.71%	(c)	1.56%	1.63%	1.41%	1.66%	1.41%
Portfolio turnover rate(b)	68%		88%	119%	205%	85%	137%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

102	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	International Equity Fund
	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.02		$25.01	$19.54	$17.25	$14.93	$10.76

Gain (loss) from investment operations:
Net investment income(a)	0.38		0.42	0.35	0.31	0.29	0.26
Net realized and unrealized gain (loss) on total investments	(4.71)		4.26	5.50	2.28	2.35	4.15
Total gain (loss) from investment operations	(4.33)		4.68	5.85	2.59	2.64	4.41

Less distributions from:
Net investment income	—		(0.53)	(0.38)	(0.30)	(0.32)	(0.24)
Net realized gains	—		(5.14)	—	—	—	—
Total distributions	—		(5.67)	(0.38)	(0.30)	(0.32)	(0.24)
Net asset value, end of period	$19.69		$24.02	$25.01	$19.54	$17.25	$14.93

TOTAL RETURN(b)	(18.03)%		19.34%	29.95%	15.01%	17.72%	41.06%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$121,265		$160,045	$111,142	$72,597	$52,151	$47,879

Ratio of expenses to average net assets	0.32%	(c)	0.33%	0.29%	0.31%	0.29%	0.29%
Ratio of net investment income to average net assets	3.62%	(c)	1.51%	1.59%	1.75%	1.87%	2.15%
Portfolio turnover rate(b)	113%		190%	146%	153%	158%	139%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	103

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Large-Cap Value Fund
	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$31.30		$36.02	$32.04	$33.07	$31.62	$24.84

Gain (loss) from investment operations:
Net investment income(a)	0.34		0.71	0.64	0.72	0.74	0.60
Net realized and unrealized gain (loss) on total investments	(5.18)		(0.34)	6.26	0.95	5.82	7.65
Total gain (loss) from investment operations	(4.84)		0.37	6.90	1.67	6.56	8.25

Less distributions from:
Net investment income	—		(0.76)	(0.61)	(0.70)	(0.67)	(0.57)
Net realized gains	—		(4.33)	(2.31)	(2.00)	(4.44)	(0.90)
Total distributions	—		(5.09)	(2.92)	(2.70)	(5.11)	(1.47)
Net asset value, end of period	$26.46		$31.30	$36.02	$32.04	$33.07	$31.62

TOTAL RETURN(b)	(15.46)%		0.91%	21.58%	4.94%	20.76%	33.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$57,827		$71,350	$66,917	$49,028	$42,428	$29,760

Ratio of expenses to average net assets	0.26%	(c)	0.27%	0.24%	0.25%	0.24%	0.24%
Ratio of net investment income to average net assets	2.38%	(c)	1.88%	1.83%	2.17%	2.23%	2.19%
Portfolio turnover rate(b)	83%		133%	102%	112%	149%	159%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

104	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Small-Cap Equity Fund
	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$27.17		$32.12	$30.02	$33.43	$32.98	$24.63

Gain (loss) from investment operations:
Net investment income(a)	0.15		0.37	0.37	0.33	0.39	0.39
Net realized and unrealized gain (loss) on total investments	(2.01)		(2.10)	4.95	1.30	6.17	11.71
Total gain (loss) from investment operations	(1.86)		(1.73)	5.32	1.63	6.56	12.10

Less distributions from:
Net investment income	—		(0.44)	(0.38)	(0.37)	(0.39)	(0.36)
Net realized gains	—		(2.69)	(2.84)	(4.67)	(5.72)	(3.39)
Tax return of capital	—		(0.09)	—	—	—	—
Total distributions	—		(3.22)	(3.22)	(5.04)	(6.11)	(3.75)
Net asset value, end of period	$25.31		$27.17	$32.12	$30.02	$33.43	$32.98

TOTAL RETURN(b)	(6.85)%		(5.62)%	17.84%	4.58%	19.83%	48.95%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$47,228		$51,868	$57,190	$45,332	$42,194	$34,459

Ratio of expenses to average net assets	0.11%	(c)	0.11%	0.10%	0.12%	0.10%	0.10%
Ratio of net investment income to average net assets	1.20%	(c)	1.13%	1.12%	1.01%	1.13%	1.32%
Portfolio turnover rate(b)	66%		135%	246%	400%	221%	237%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	105

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Stock Index Fund
	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$31.70		$30.94	$27.45	$26.31	$23.93	$18.86

Gain (loss) from investment operations:
Net investment income(a)	0.29		0.59	0.51	0.46	0.46	0.35
Net realized and unrealized gain (loss) on total investments	(3.77)		1.02	3.77	1.14	2.38	5.47
Total gain (loss) from investment operations	(3.48)		1.61	4.28	1.60	2.84	5.82

Less distributions from:
Net investment income	—		(0.60)	(0.52)	(0.46)	(0.45)	(0.36)
Net realized gains	—		(0.25)	(0.27)	—	(0.01)	(0.39)
Total distributions	—		(0.85)	(0.79)	(0.46)	(0.46)	(0.75)
Net asset value, end of period	$28.22		$31.70	$30.94	$27.45	$26.31	$23.93

TOTAL RETURN(b)	(10.98)%		5.16%	15.62%	6.04%	11.89%	30.85%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$161,745		$184,339	$171,015	$152,936	$143,222	$118,320

Ratio of expenses to average net assets	0.06%	(c)	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of net investment income to average net assets	1.98%	(c)	1.82%	1.75%	1.73%	1.88%	1.68%
Portfolio turnover rate(b)	3%		13%	14%	8%	12%	26%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

106	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Social Choice Equity Fund
	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$27.12		$26.94	$24.02	$22.75	$20.60	$16.09

Gain (loss) from investment operations:
Net investment income(a)	0.24		0.51	0.43	0.38	0.39	0.29
Net realized and unrealized gain (loss) on total investments	(2.89)		0.64	3.08	1.24	2.16	4.54
Total gain (loss) from investment operations	(2.65)		1.15	3.51	1.62	2.55	4.83

Less distributions from:
Net investment income	—		(0.51)	(0.43)	(0.35)	(0.40)	(0.32)
Net realized gains	—		(0.46)	(0.16)	—	—	—
Total distributions	—		(0.97)	(0.59)	(0.35)	(0.40)	(0.32)
Net asset value, end of period	$24.47		$27.12	$26.94	$24.02	$22.75	$20.60

TOTAL RETURN(b)	(9.77)%		4.25%	14.64%	7.11%	12.39%	30.03%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$33,803		$37,883	$35,931	$32,557	$27,605	$26,510

Ratio of expenses to average net assets	0.07%	(c)	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of net investment income to average net assets	1.88%	(c)	1.81%	1.69%	1.63%	1.82%	1.64%
Portfolio turnover rate(b)	12%		12%	19%	8%	5%	15%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	107

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Real Estate Securities Fund
	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$26.50		$38.04	$30.98	$33.89	$30.00	$24.48

Gain (loss) from investment operations:
Net investment income(a)	0.29		0.60	0.82	0.96	1.45	1.54
Net realized and unrealized gain (loss) on total investments	(1.55)		(6.68)	9.63	1.51	8.40	8.24
Total gain (loss) from investment operations	(1.26)		(6.08)	10.45	2.47	9.85	9.78

Less distributions from:
Net investment income	—		(1.31)	(1.09)	(1.38)	(1.26)	(1.39)
Net realized gains	—		(4.15)	(2.30)	(4.00)	(4.70)	(2.87)
Total distributions	—		(5.46)	(3.39)	(5.38)	(5.96)	(4.26)
Net asset value, end of period	$25.24		$26.50	$38.04	$30.98	$33.89	$30.00

TOTAL RETURN(b)	(4.75)%		(16.12)%	34.05%	7.19%	32.98%	39.96%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$68,764		$74,751	$104,705	$70,659	$63,899	$35,311

Ratio of expenses to average net assets	0.26%	(c)	0.27%	0.25%	0.29%	0.25%	0.25%
Ratio of net investment income to average net assets	2.18%	(c)	1.62%	2.30%	2.80%	4.41%	5.32%
Portfolio turnover rate(b)	36%		111%	117%	239%	315%	189%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

108	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Bond Fund
	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03(b)
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.55		$24.41	$24.44	$24.88	$24.74	$25.00

Gain (loss) from investment operations:
Net investment income(a)	0.66		1.29	1.21	1.10	0.95	0.40
Net realized and unrealized gain (loss) on total investments	(0.69)		0.07	(0.06)	(0.48)	0.09	(0.24)
Total gain (loss) from investment operations	(0.03)		1.36	1.15	0.62	1.04	0.16

Less distributions from:
Net investment income	—		(1.22)	(1.18)	(1.06)	(0.90)	(0.40)
Net realized gains	—		—	—	—	—	(0.02)
Total distributions	—		(1.22)	(1.18)	(1.06)	(0.90)	(0.42)
Net asset value, end of period	$24.52		$24.55	$24.41	$24.44	$24.88	$24.74

TOTAL RETURN(c)	(0.12)%		5.60%	4.70%	2.51%	4.21%	0.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$90,898		$86,661	$71,761	$66,434	$58,375	$50,018

Ratio of expenses to average net assets	0.10%	(d)	0.10%	0.10%	0.10%	0.10%	0.05% (d)
Ratio of net investment income to average net assets	5.36%	(d)	5.18%	4.88%	4.35%	3.78%	1.63% (d)
Portfolio turnover rate(c)	45%		97%	76%	78%	103%	272%

(a)	Based on average shares outstanding.

(b)	For the period July 8, 2003 (commencement of operations/effective date of SEC registration)

(c)	The percentages shown for this period are not annualized.

(d)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2008 Semiannual Report	109

FINANCIAL HIGHLIGHTS	concluded

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Money Market Fund
	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03(b)
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income(a)	0.02		0.05	0.05	0.03	0.01	0.00	(d)
Total gain from investment operations	0.02		0.05	0.05	0.03	0.01	0.00	(d)

Less distributions from:
Net investment income	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)	0.00	(d)
Total distributions	(0.02)		(0.05)	(0.05)	(0.03)	(0.01)	0.00	(d)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(c)	1.64%		5.34%	5.10%	3.25%	1.34%	0.49%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$110,860		$100,444	$53,894	$37,185	$26,371	$20,824

Ratio of expenses to average net assets	0.06%	(e)	0.06%	0.06%	0.06%	0.06%	0.03%	(e)
Ratio of net investment income to average net assets	3.25%	(e)	5.19%	4.99%	3.24%	1.35%	0.46%	(e)

(a)	Based on average shares outstanding.

(b)	For the period July 8, 2003 (commencement of operations/effective date of SEC registration).

(c)	The percentages shown for this period are not annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The percentages shown for this period are annualized.

110	2008 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF LIFE FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of ten series (each referred to as a “Fund”). Certain registered separate accounts (the “Account”) of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), have various sub-accounts which correspond to and invest in the Funds.

This report should be read in conjunction with the current prospectus, which contains more complete information about the Funds.

At the commencement of operations of each of these Funds, TIAA, an affiliate, invested in each Fund. As of June 30, 2008, TIAA had investments in the Funds as follows:

Fund	Investments in Funds Held By TIAA	Percentage of Net Assets
Growth Equity	$—	—%
Growth & Income	12,237,631	16.63
International Equity	27,682,762	22.83
Large-Cap Value	22,336,686	38.63
Small-Cap Equity	21,118,905	44.72
Stock Index	—	—
Social Choice Equity	11,215,039	33.18
Real Estate Securities	31,348,571	45.59
Bond	58,370,360	64.21
Money Market	—	—

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the

TIAA-CREF Life Funds ■ 2008 Semiannual Report	111

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Money Market Fund, all of its investments are valued using amortized cost. Investments in other registered investment companies are valued at their net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 pm Eastern Time). Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

Accounting for investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Mortgage dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds’ policy is to record the dollar rolls using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments. In addition, the Funds may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without

112	2008 Semiannual Report ■ TIAA-CREF Life Funds

continued

physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields.

Cash: The Funds may hold cash in its account with the custodian. The Funds, throughout the year, may have a cash overdraft balance. A fee is incurred on this overdraft.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with the counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty non-performance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. There were no open forward foreign currency contracts for the period ended June 30, 2008.

Securities lending: The Funds may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statement of Operations. The value of loaned securities and the liability related to the cash collateral received are reflected on the Statements of Assets and Liabilities. These loans are secured by collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. All cash collateral is invested in the State Street Navigator

TIAA-CREF Life Funds ■ 2008 Semiannual Report	113

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities Lending Prime Portfolio. The market value of the loaned securities is determined at the close of each business day, and any additional required collateral is delivered to the Funds before the end of the following business day. The value of loaned securities and the liability related to the cash collateral received are reflected on the Statements of Assets and Liabilities.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Treasury Inflation-Protected Securities: The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statement of Operations.

114	2008 Semiannual Report ■ TIAA-CREF Life Funds

continued

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Money Market Fund, where distributions are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds.

Accumulated undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary and permanent book and tax differences. Temporary differences will reverse in subsequent periods and are generally due to differing book and tax treatments for the timing and recognition of gains and losses on securities, forwards, and futures, including Post October losses. Permanent differences will result in reclassifications among the respective components of net assets and are generally due to REITs adjustments, foreign currency transactions, distribution reclassification, and gains on certain equity securities designated and issued by “passive foreign investment companies”.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measure fair value under GAAP and expands disclosure about fair value

TIAA-CREF Life Funds ■ 2008 Semiannual Report	115

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels below:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2008:

	Investments in Securities	Other Financial Instruments*
Growth Equity
Level 1	$46,850,067	$—
Level 2	2,276,682	—
Level 3	—	—
Total	$49,126,749	$—
Growth & Income
Level 1	$89,763,401	$—
Level 2	3,686,404	—
Level 3	—	—
Total	$93,449,805	$—
International Equity
Level 1	$14,898,372	$—
Level 2	126,016,850	—
Level 3	—	—
Total	$140,915,222	$—
Large-Cap Value
Level 1	$73,305,154	$—
Level 2	1,969,442	—
Level 3	—	—
Total	$75,274,596	$—
Small-Cap Equity
Level 1	$61,129,199	$—
Level 2	—	—
Level 3	—	—
Total	$61,129,199	$—

116	2008 Semiannual Report ■ TIAA-CREF Life Funds

continued

	Investments in Securities	Other Financial Instruments*
Stock Index
Level 1	$187,293,968	($95,918)
Level 2	2,390,000	—
Level 3	6	—
Total	$189,683,974	($95,918)
Social Choice Equity
Level 1	$33,768,468	$—
Level 2	—	—
Level 3	—	—
Total	$33,768,468	$—
Real Estate Securities
Level 1	$70,036,664	$—
Level 2	1,531,186	—
Level 3	204,400	—
Total	$71,772,250	$—
Bond
Level 1	$5,398,549	$—
Level 2	89,149,724	—
Level 3	—	—
Total	$94,548,273	$—
Money Market
Level 1	$—	$—
Level 2	110,611,300	—
Level 3	—	—
Total	$110,611,300	$—

*	Other financial instruments are derivative instruments not reflected in the statement of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—investment adviser and affiliates management agreement

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds. Under the terms of the Investment Management Agreement, each

TIAA-CREF Life Funds ■ 2008 Semiannual Report	117

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund pays a fee for investment management services, based on the average daily net assets of each Fund. For the period ended June 30, 2008, Advisors received the following annualized percentage of each Fund’s average daily net assets:

Fund	Investment Management Fee
Growth Equity	0.25%
Growth & Income	0.23%
International Equity	0.29%
Large-Cap Value	0.24%
Small-Cap Equity	0.10%
Stock Index	0.06%
Social Choice Equity	0.07%
Real Estate Securities	0.25%
Bond	0.10%
Money Market	0.06%

Total investment management fees incurred for each Fund for the period ended June 30, 2008, are reflected in the Statements of Operations.

Note 3—investments

At June 30, 2008, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Growth Equity	$49,080,314	$2,289,093	$(2,242,658)	$46,435
Growth & Income	91,148,351	8,632,000	(6,330,546)	2,301,454
International Equity	151,923,603	4,973,090	(15,981,471)	(11,008,381)
Large-Cap Value	81,438,579	3,042,089	(9,206,072)	(6,163,983)
Small-Cap Equity	63,463,876	3,925,989	(6,260,666)	(2,334,677)
Stock Index	181,564,081	39,663,566	(31,543,673)	8,119,893
Social Choice Equity	33,538,676	7,442,378	(7,212,586)	229,792
Real Estate Securities	79,479,282	2,090,103	(9,797,135)	(7,707,032)
Bond	96,625,849	595,412	(2,672,988)	(2,077,576)

At June 30, 2008, the following Fund held open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Loss
Stock Index	E-mini S&P 500 Index	28	$1,793,540	September 08	$(78,757)
	E-mini S&P 400 Index	2	164,240	September 08	(6,654)
	E-mini Russell 2000 Index	4	276,680	September 08	(10,507)
			$2,234,460		$(95,918)

118	2008 Semiannual Report ■ TIAA-CREF Life Funds

continued

For the six months ended June 30, 2008, purchases and sales proceeds of investments, other than short-term investments, were as follows:

Fund	Non-Government Purchases	Government Purchases	Non-Government Sales	Government Sales
Growth Equity	$49,793,495	$—	$48,520,568	$—
Growth & Income	52,408,766	—	52,524,248	—
International Equity	153,799,669	—	155,602,391	—
Large-Cap Value	52,928,687	—	54,676,951	—
Small-Cap Equity	31,950,847	—	32,485,363	—
Stock Index	4,603,429	—	6,075,963	—
Social Choice Equity	4,343,012	—	4,364,798	—
Real Estate Securities	26,082,515	—	26,607,636	—
Bond	10,805,277	37,325,221	13,168,059	26,589,498

Note 4—trustee fees

Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees also participate in a long-term compensation plan. [Amounts deferred may be invested notionally in certain TIAA-CREF products selected by the trustees.] Trustees’ fees, including any deferred and long-term compensation, incurred for the period ended June 30, 2008 are reflected in the Statements of Operations.

Note 5—distributions to shareholders

The tax character of distributions paid to shareholders during the year ended December 31, 2007 was as follows:

	2007
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Growth Equity	$284,965	$—	$—	$284,965
Growth & Income	1,130,983	—	—	1,130,983
International Equity	16,489,097	13,806,923	—	30,296,020
Large-Cap Value	2,836,644	7,145,899	—	9,982,543
Small-Cap Equity	2,898,540	2,414,575	152,007	5,465,122
Stock Index	3,536,312	1,251,863	—	4,788,175
Social Choice Equity	855,836	468,743	—	1,324,579
Real Estate Securities	4,272,693	8,572,187	—	12,844,880
Bond	4,093,995	—	—	4,093,995
Money Market	3,985,575	—	—	3,985,575

TIAA-CREF Life Funds ■ 2008 Semiannual Report	119

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	concluded

Note 6—line of credit

Each of the Funds, except the Bond and Money Market Funds, participate in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Funds are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the period ended June 30, 2008 there were no borrowings under this credit facility by the Funds.

Note 7—in-kind transactions

For the period ended June 30, 2008, there were no in-kind transactions consisting of marketable securities.

Note 8—new accounting pronouncement

In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133” (“SFAS 161”). SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the presentation of the Funds’ financial statements.

120	2008 Semiannual Report ■ TIAA-CREF Life Funds

2007 SPECIAL MEETING (UNAUDITED)

TIAA-CREF LIFE FUNDS

Below are updated results from the special meeting of shareholders that took place on September 17, 2007.

Trustees

The results below were certified by Broadridge Financial Solutions, Inc., independent tabulator for the TIAA-CREF Life Funds.

On September 17, 2007, at a special meeting of shareholders, the following persons were elected to serve on the Board:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Forrest Berkley	$936,865,847.00	97.755%	$2,348,034.70	0.245%	$19,167,630.24	2.000%
Nancy A. Eckl	939,213,881.70	98.000	0.00	0.000	19,167,630.24	2.000
Eugene Flood, Jr.	939,213,881.70	98.000	0.00	0.000	19,167,630.24	2.000
Howell E. Jackson	939,213,881.70	98.000	0.00	0.000	19,167,630.24	2.000
Nancy L. Jacob	936,865,847.00	97.755	2,348,034.70	0.245	19,167,630.24	2.000
Bridget A. Macaskill	936,865,847.00	97.755	2,348,034.70	0.245	19,167,630.24	2.000
James M. Poterba	936,865,847.00	97.755	2,348,034.70	0.245	19,167,630.24	2.000
Maceo K. Sloan	923,093,904.67	96.318	19,023,873.01	1.985	16,263,734.26	1.697
Laura T. Starks	929,553,396.06	96.992	13,283,167.76	1.386	15,544,948.12	1.622

Nancy A. Eckl was elected to office. Forrest Berkley, Eugene Flood, Jr., Howell E. Jackson, Nancy L. Jacob, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

TIAA-CREF Life Funds ■ 2008 Semiannual Report	121

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Funds”) is responsible for overseeing the Funds’ corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940, as amended (the “1940 Act”), and other applicable laws. Among its duties, the Board is responsible for determining annually whether to renew the investment management agreement (the “Agreement”) between the Funds and Teachers Advisors, Inc. (“TAI”). Under the Agreement, TAI is responsible for providing to (or obtaining for) each Fund all of the services necessary for its ordinary operation, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services.

Section 15(c) of the 1940 Act provides that, after an initial period, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Fund, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on April 2, 2008, at which it considered the annual renewal of the Agreement using its previously-established process. As part of this process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee works with management and legal counsel to the Trustees to develop additional guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to April 2, 2008, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees and legal counsel to the Trustees and legal counsel to management, and then evaluated the information produced in accordance with those guidelines.

Among other matters, the Operations Committee followed guidelines regarding reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their annual advisory contract renewal processes.

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of

122	2008 Semiannual Report ■ TIAA-CREF Life Funds

mutual funds that underlie variable insurance products with similar investment objectives and strategies and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act.

Among other matters, the Operations Committee also utilized a framework of factors that could be considered by the Trustees in order to evaluate the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Board meeting held on April 2, 2008, independent legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew each Fund’s Agreement. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of each Fund’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year; (2) a description of any fee waiver or expense reimbursement arrangements that were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, disaster recovery plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interests confronted by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented to the Trustees’ counsel only); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

TIAA-CREF Life Funds ■ 2008 Semiannual Report	123

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

In considering whether to renew the Agreement, the Board, with assistance from its Operations Committee, reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided by TAI to each Fund; (2) the investment performance of each Fund; (3) the costs of the services provided to each Fund and the profits (if any) realized by TAI and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale have been realized as each Fund grows; (5) whether the fee schedules set forth in the Agreement reflect any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Funds. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of each Fund’s Agreement, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from Kirkpatrick & Lockhart Preston Gates Ellis LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement for all Funds at the same meeting on April 2, 2008, the Board received and considered Fund-specific information on a Fund-by-Fund basis and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew each Agreement, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew each Fund’s Agreement.

At its meeting on April 2, 2008, the Board voted unanimously to renew the particular Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by an outline of the specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”). Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Funds to the Boards

124	2008 Semiannual Report ■ TIAA-CREF Life Funds

continued

on a regular basis. The Board considered that TAI has carried out these responsibilities in a professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was reasonable when compared with Fund benchmarks and peer groups of mutual funds that underlie variable insurance products, and that, in the case of underperforming Funds, TAI represented that it had taken or was planning to implement affirmative steps to enhance the investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing efforts to review the performance of certain affiliated and unaffiliated service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over one-, two-, three-, four- and five-year periods. The Board also considered each Fund’s performance as compared to its peer groups and benchmark indices. In this regard, the Board considered that most of the Funds achieved performance that compares favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, ranked in the top three performance quintiles versus their peer groups of mutual funds that underlie variable insurance products. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that in those cases in which Funds had underperformed their benchmarks or peer groups of mutual funds that underlie variable insurance products, TAI had taken reasonable remedial actions or represented that it was in the process of taking such actions. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable. The Board also considered its ongoing efforts to review best execution and portfolio turnover practices of TAI with respect to certain Funds to assess whether those practices continue to be in the best interests of those Funds.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI for the calendar year 2007. The Board considered each Fund’s unitary fee structure under which TAI is obligated to provide (or arrange and pay for) all of the services necessary for each Fund’s ordinary operations, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the

TIAA-CREF Life Funds ■ 2008 Semiannual Report	125

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

Funds. The Board considered that TAI has consistently incurred losses based on its services to each of the Funds under the Agreement. Among other considerations, the Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. In this connection, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds that underlie variable insurance products, as analyzed by Lipper. The Board determined that the management fee rates charged to the Funds under the Agreement typically were lower or significantly lower than the management fee rates charged by many or most comparable mutual funds that underlie variable insurance products. Based on all factors considered, the Board determined that the fee rates under each Agreement were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

ECONOMIES OF SCALE

The Board considered whether TAI has or would experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses in 2007 with respect to its services provided to each of the Funds. The Board determined that current fee rates at current asset levels were low compared to peer groups of mutual funds that underlie variable insurance products. Thus, the Board determined that the Funds’ fee schedules were reasonable in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies. In addition, TAI, through its TIAA-CREF Asset Management division, manages large institutional client assets through unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds. The Board also considered TAI’s representation that, while management fee rates may differ for comparable funds, this is due in part to the unitary nature of each Fund’s fees and to the fact that some of the comparable funds are offered through products that charge additional fees to its investors. In this connection, the Board considered TAI’s representation that because the comparable funds target different types of investors and use different distribution channels, these factors justify different pricing schedules.

126	2008 Semiannual Report ■ TIAA-CREF Life Funds

continued

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain Funds managed by TAI or its affiliates are managed in the same manner and by the same personnel as certain of the CREF Accounts, resulting in certain benefits associated with economies of scale.

FUND-BY FUND FACTORS

The Funds’ Trustees considered the following specific factors (among others) during their determination to renew the Agreement for each Fund described in this Report. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All periods referenced below end as of December 31, 2007. Under the Morningstar rating system, 5 stars is the highest rating category and 1 star is the lowest rating category.

INTERNATIONAL EQUITY FUND

•	The Fund’s contractual management fee is 0.29% of average daily net assets. The Fund utilizes a unitary pricing structure.
•

The Fund’s management fees and total expenses were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-, two-, three-, four- and five-year periods, the Fund was in the 1st quintile of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) and the universe of comparable funds identified by Lipper for expense comparison purposes (“Performance Universe”).

•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Chris Semenuk was promoted to lead portfolio manager, Amy Hatta was added to the portfolio management team and the team de-emphasized its previous individual regional focus.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

GROWTH EQUITY FUND

•	The Fund’s contractual management fee is 0.25% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

TIAA-CREF Life Funds ■ 2008 Semiannual Report	127

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

•

For the one-, two- and three-year periods, the Fund was in the 1st quintile of its Performance Group and Performance Universe and in the 2nd quintile of its Performance Group and Universe during the four- and five-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Susan Hirsch was added as lead portfolio manager and Andrea Mitroff was added to the portfolio management team upon the departure of Greg Luttrell from TCIM.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

GROWTH & INCOME FUND

•	The Fund’s contractual management fee is 0.23% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Group and Performance Universe.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

LARGE-CAP VALUE FUND

•	The Fund’s contractual management fee is 0.24% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-year period, the Fund was in the 3rd quintile of its Performance Group and Performance Universe.
•	For two- and three-year periods, the Fund was in the 1st and 2nd quintiles of its Performance Group and Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

STOCK INDEX FUND

•	The Fund’s contractual management fee is 0.06% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

For the one-year period, the Fund was in the 2nd quintile of its Performance Group, and in the 1st quintile of its Performance Group for the two- and three-year periods. The Fund was in the 3rd quintile of its Performance Universe for the one-, two-, three-, four- and five-year periods.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

128	2008 Semiannual Report ■ TIAA-CREF Life Funds

continued

SOCIAL CHOICE EQUITY FUND

•	The Fund’s contractual management fee is 0.07% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one- and two-year periods, the Fund was in the 4th quintile of its Performance Group and Performance Universe.
•	For the three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Group and Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

SMALL-CAP EQUITY FUND

•	The Fund’s contractual management fee is 0.10% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 5th, 4th, 3rd, 3rd, and 1st quintile of its Performance Group, respectively.
•	For the one-, two- three- and four-year periods, the Fund was in the 4th quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

REAL ESTATE SECURITIES FUND

•	The Fund’s contractual management fee is 0.25% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-year period, the Fund was in the 3rd quintile of its Performance Group and Performance Universe.
•

For the two-year period, the Fund was in the 4th quintile of its Performance Group and Performance Universe, while the Fund ranked in the 5th quintile of its Performance Group and Universe for the three-, four- and five-year periods.

•	The Fund received an Overall Morningstar Rating of 2 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

BOND FUND

•	The Fund’s contractual management fee is 0.10% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.

TIAA-CREF Life Funds ■ 2008 Semiannual Report	129

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT	concluded

•	For the one-year period, the Fund was in the 3rd quintile of its Performance Group and Performance Universe.
•	For the three-year period, the Fund was in the 2nd quintile of its Performance Group and Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

MONEY MARKET FUND

•	The Fund’s contractual management fee is 0.06% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three- and four-year periods, the Fund was in the 1st quintile of its Performance Group and Performance Universe.
•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement.

130	2008 Semiannual Report ■ TIAA-CREF Life Funds

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday-Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

877 825-0411

8 a.m. to 8 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit www.tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Individual & Institutional Services, LLC and Teachers Personal Investors Services, Inc., members FINRA/SIPC, distribute securities products. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Trust Company, FSB provides trust services.

©2008 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

730 Third Avenue

New York, NY 10017-3206

C41961

A10937 (8/08)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

STATEMENT OF INVESTMENTS (unaudited)

June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 102.12%
AMUSEMENT AND RECREATION SERVICES - 2.11%
1,400		Nintendo Co Ltd	$793,902

		TOTAL AMUSEMENT AND RECREATION SERVICES	793,902

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.40%
7,319	e	Lowe’s Cos, Inc	151,869

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	151,869

BUSINESS SERVICES - 13.19%
11,855	*	Adobe Systems, Inc	466,968
16,395	e*	eBay, Inc	448,075
101,221		Experian Group Ltd	748,626
2,146	*	Google, Inc (Class A)	1,129,697
17,608	e*	Intuit, Inc	485,453
1,690	e	Mastercard, Inc (Class A)	448,729
4,080	e	Omnicom Group, Inc	183,110
22,905	*	Oracle Corp	481,005
1,339	*	Sohu.com, Inc	94,319
1,918		Visa, Inc (Class A)	155,953
15,430	e*	Yahoo!, Inc	318,784

		TOTAL BUSINESS SERVICES	4,960,719

CHEMICALS AND ALLIED PRODUCTS - 20.07%
11,135		Abbott Laboratories	589,821
3,990		Air Products & Chemicals, Inc	394,451
27,077	e	Avon Products, Inc	975,314
2,435		Celanese Corp (Series A)	111,182
9,752	e	Colgate-Palmolive Co	673,863
7,492	*	Genentech, Inc	568,643
22,005	*	Gilead Sciences, Inc	1,165,165
15,827		Merck & Co, Inc	596,520
9,316		Monsanto Co	1,177,915
6,720		Mylan Laboratories, Inc	81,110
4,352		Praxair, Inc	410,132
17,489		Teva Pharmaceutical Industries Ltd (ADR)	800,996

		TOTAL CHEMICALS AND ALLIED PRODUCTS	7,545,112

COAL MINING - 1.83%
3,104		Peabody Energy Corp	273,307
7,042	e	Sasol Ltd (ADR)	415,055

		TOTAL COAL MINING	688,362

COMMUNICATIONS - 1.57%
14,002	*	American Tower Corp (Class A)	591,585

		TOTAL COMMUNICATIONS	591,585

DEPOSITORY INSTITUTIONS - 1.47%
22,378	e	Western Union Co	553,184

		TOTAL DEPOSITORY INSTITUTIONS	553,184

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
EATING AND DRINKING PLACES - 0.57%
6,120	e	Yum! Brands, Inc	$214,751

		TOTAL EATING AND DRINKING PLACES	214,751

ELECTRIC, GAS, AND SANITARY SERVICES - 0.15%
817		Questar Corp	58,040

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	58,040

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.61%
7,823		Altera Corp	161,936
4,452	*	Apple Computer, Inc	745,443
24,388	e*	Cisco Systems, Inc	567,265
31,741		Intel Corp	681,797
23,805	e*	Marvell Technology Group Ltd	420,396
7,755	*	Nvidia Corp	145,174
27,180		Qualcomm, Inc	1,205,977
6,952	*	Research In Motion Ltd	812,689

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,740,677

ENGINEERING AND MANAGEMENT SERVICES - 3.85%
13,746	*	Celgene Corp	877,957
4,968	e*	Jacobs Engineering Group, Inc	400,918
1,966	*	Shaw Group, Inc	121,479
1,171	*	URS Corp	49,147

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,449,501

FOOD AND KINDRED PRODUCTS - 1.04%
8,163	e	H.J. Heinz Co	390,600

		TOTAL FOOD AND KINDRED PRODUCTS	390,600

GENERAL MERCHANDISE STORES - 3.51%
13,322		Macy’s, Inc	258,713
19,289	e	TJX Cos, Inc	607,025
8,058		Wal-Mart Stores, Inc	452,860

		TOTAL GENERAL MERCHANDISE STORES	1,318,598

HOLDING AND OTHER INVESTMENT OFFICES - 0.36%
1,487	*	Affiliated Managers Group, Inc	133,919

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	133,919

HOTELS AND OTHER LODGING PLACES - 0.25%
2,762	*	MGM Mirage	93,604

		TOTAL HOTELS AND OTHER LODGING PLACES	93,604

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.53%
20,861	e	Applied Materials, Inc	398,236
11,553	e*	EMC Corp	169,714
8,627		Hewlett-Packard Co	381,400
352	m,v*	Seagate Technology	(0)

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	949,350

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

INSTRUMENTS AND RELATED PRODUCTS - 9.28%
14,961	*	Agilent Technologies, Inc	$531,714
11,550	e	Allergan, Inc	601,178
16,891		Emerson Electric Co	835,260
8,674	*	Flir Systems, Inc	351,904
21,387	*	Hologic, Inc	466,237
1,783	e*	Intuitive Surgical, Inc	480,340
3,376		Roper Industries, Inc	222,411

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,489,044

INSURANCE CARRIERS - 1.79%
3,348	e*	ACE Ltd	184,441
7,797		Aflac, Inc	489,652

		TOTAL INSURANCE CARRIERS	674,093

METAL MINING - 1.41%
7,525		Anglo American plc	528,513

		TOTAL METAL MINING	528,513

MISCELLANEOUS RETAIL - 5.54%
9,848	e*	Amazon.com, Inc	722,154
19,330		CVS Corp	764,888
25,125	e	Staples, Inc	596,719

		TOTAL MISCELLANEOUS RETAIL	2,083,761

OIL AND GAS EXTRACTION - 9.29%
2,085		Chesapeake Energy Corp	137,527
30,896	e*	Denbury Resources, Inc	1,127,704
16,949	*	Nabors Industries Ltd	834,399
6,383	e*	National Oilwell Varco, Inc	566,300
3,127		Petroleo Brasileiro S.A (ADR)	181,210
2,820		Schlumberger Ltd	302,953
5,003	e	XTO Energy, Inc	342,756

		TOTAL OIL AND GAS EXTRACTION	3,492,849

PETROLEUM AND COAL PRODUCTS - 3.04%
3,054		Apache Corp	424,506
3,419		Devon Energy Corp	410,827
3,409	e	Occidental Petroleum Corp	306,333

		TOTAL PETROLEUM AND COAL PRODUCTS	1,141,666

PRIMARY METAL INDUSTRIES - 1.34%
3,075		Precision Castparts Corp	296,338
588		Vallourec	205,641

		TOTAL PRIMARY METAL INDUSTRIES	501,979

RAILROAD TRANSPORTATION - 0.53%
2,658	e	Union Pacific Corp	200,679

		TOTAL RAILROAD TRANSPORTATION	200,679

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 3.19%
35,254		Charles Schwab Corp	$ 724,117
4,168	e*	IntercontinentalExchange, Inc	475,152

		TOTAL SECURITY AND COMMODITY BROKERS	1,199,269

TRANSPORTATION EQUIPMENT - 1.20%
6,467		Boeing Co	425,011
1,464	e*	Spirit Aerosystems Holdings, Inc (Class A)	28,075

		TOTAL TRANSPORTATION EQUIPMENT	453,086

		TOTAL COMMON STOCKS (Cost $38,286,840)	38,398,712

SHORT-TERM INVESTMENTS - 28.53%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.53%
10,728,037		State Street Navigator Securities Lending Prime Portfolio	10,728,037

		TOTAL SHORT-TERM INVESTMENTS (Cost $10,728,037)	10,728,037

		TOTAL PORTFOLIO - 130.65% (Cost $49,014,877)	49,126,749
		OTHER ASSETS & LIABILITIES, NET - (30.65)%	(11,523,496)

		NET ASSETS - 100.00%	$37,603,253

*	Non-income producing

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

ADR—American Depositary Receipt

Plc— Public Limited Company

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS (unaudited)

June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.25%
AMUSEMENT AND RECREATION SERVICES - 2.05%
18,777	*	Activision, Inc	$639,732
834		Nintendo Co Ltd	472,939
13,334	e*	WMS Industries, Inc	396,953

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,509,624

APPAREL AND ACCESSORY STORES - 0.69%
14,805	e	Gap, Inc	246,799
7,906	e*	J Crew Group, Inc	260,977

		TOTAL APPAREL AND ACCESSORY STORES	507,776

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.47%
14,886	e	Home Depot, Inc	348,630

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	348,630

BUSINESS SERVICES - 6.58%
6,424	e*	Affiliated Computer Services, Inc (Class A)	343,620
7,837	*	Check Point Software Technologies	185,502
3,711	e	Ctrip.com International Ltd (ADR)	169,890
16,253	e*	eBay, Inc	444,194
1,859	*	Google, Inc (Class A)	978,615
811	e	Mastercard, Inc (Class A)	215,337
42,196		Microsoft Corp	1,160,812
41,138	*	Oracle Corp	863,898
2,832		Visa, Inc (Class A)	230,270
11,942	*	Yahoo!, Inc	246,722

		TOTAL BUSINESS SERVICES	4,838,860

CHEMICALS AND ALLIED PRODUCTS - 16.07%
23,850		Abbott Laboratories	1,263,335
2,421		Akzo Nobel NV	165,678
8,348	*	Amgen, Inc	393,692
9,539	e	Avon Products, Inc	343,595
7,108		Bayer AG.	598,054
20,703		Bristol-Myers Squibb Co	425,033
8,214	*	Celgene Corp	524,628
7,719	e*	Chattem, Inc	502,121
5,300	e	Clorox Co	276,660
7,763		Colgate-Palmolive Co	536,423
15,013	e	Du Pont (E.I.) de Nemours & Co	643,908
10,752	e*	Elan Corp plc (ADR)	382,234
5,424	e*	Genentech, Inc	411,682
8,211	*	Genzyme Corp	591,356
16,980	*	Gilead Sciences, Inc	899,091
15,211		Merck & Co, Inc	573,303
6,950	e	Monsanto Co	878,758
3,036		Mosaic Co	439,309
3,153	*	NBTY, Inc	101,085
4,989		Praxair, Inc	470,163

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
17,475		Procter & Gamble Co	$1,062,655
3,153	e	Sherwin-Williams Co	144,817
11,556	e*	Valeant Pharmaceuticals International	197,723

		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,825,303

COAL MINING - 0.51%
4,298		Peabody Energy Corp	378,439

		TOTAL COAL MINING	378,439

COMMUNICATIONS - 3.48%
3,946		America Movil S.A. de C.V. (ADR) (Series L)	208,152
28,960		AT&T, Inc	975,662
19,410	e*	Citizens Communications Co	220,109
8,430		Scripps Networks Interactive (Class A)	323,291
23,632		Verizon Communications, Inc	836,573

		TOTAL COMMUNICATIONS	2,563,787

DEPOSITORY INSTITUTIONS - 5.81%
23,933		Bank of America Corp	571,281
40,190		Citigroup, Inc	673,584
19,937	e	JPMorgan Chase & Co	684,038
4,859	e	M&T Bank Corp	342,754
9,942		Northern Trust Corp	681,723
16,590	e	TCF Financial Corp	199,578
16,931	e	US Bancorp	472,206
27,473		Wells Fargo & Co	652,484

		TOTAL DEPOSITORY INSTITUTIONS	4,277,648

EATING AND DRINKING PLACES - 1.56%
2,652	*	Chipotle Mexican Grill, Inc (Class A)	219,108
13,387	e	Darden Restaurants, Inc	427,581
8,901		McDonald’s Corp	500,414

		TOTAL EATING AND DRINKING PLACES	1,147,103

ELECTRIC, GAS, AND SANITARY SERVICES - 3.67%
9,610		Exelon Corp	864,516
11,978	e	PPL Corp	626,090
13,955	e	Public Service Enterprise Group, Inc	640,953
7,990	e	Questar Corp	567,610

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,699,169

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.32%
5,612	*	Apple Computer, Inc	939,673
13,049	e*	Broadcom Corp (Class A)	356,107
35,285	*	Cisco Systems, Inc	820,729
1,653	e*	First Solar, Inc	450,971
8,367		Gamesa Corp Tecnologica S.A.	409,621
3,638	e	Harris Corp	183,683
13,267		Honeywell International, Inc	667,065
40,322		Intel Corp	866,117
14,636	*	Marvell Technology Group Ltd	258,472
91	*	Nortel Networks Corp	748
15,453	e*	PMC - Sierra, Inc	118,215
23,653		Qualcomm, Inc	1,049,484

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,120,885

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 0.43%
5,109	e*	Shaw Group, Inc	$315,685

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	315,685

FABRICATED METAL PRODUCTS - 0.53%
11,131	e	Pentair, Inc	389,808

		TOTAL FABRICATED METAL PRODUCTS	389,808

FOOD AND KINDRED PRODUCTS - 4.58%
18,655		Coca-Cola Co	969,687
12,310		General Mills, Inc	748,079
5,620	e*	Hansen Natural Corp	161,968
9,933		Kraft Foods, Inc (Class A)	282,594
10,342		PepsiCo, Inc	657,648
8,683	e*	TreeHouse Foods, Inc	210,650
11,866		Unilever plc	337,138

		TOTAL FOOD AND KINDRED PRODUCTS	3,367,764

FOOD STORES - 0.21%
5,249		Kroger Co	151,539

		TOTAL FOOD STORES	151,539

GENERAL BUILDING CONTRACTORS - 0.41%
17,166	e	Amec plc	302,488

		TOTAL GENERAL BUILDING CONTRACTORS	302,488

GENERAL MERCHANDISE STORES - 2.77%
2,615	e	Costco Wholesale Corp	183,416
11,775	e*	Saks, Inc	129,290
21,035		TJX Cos, Inc	661,971
18,926		Wal-Mart Stores, Inc	1,063,641

		TOTAL GENERAL MERCHANDISE STORES	2,038,318

HEALTH SERVICES - 2.10%
13,668	e	Cardinal Health, Inc	704,995
13,298	*	Medco Health Solutions, Inc	627,666
5,792	e	Mindray Medical International Ltd (ADR)	216,157

		TOTAL HEALTH SERVICES	1,548,818

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.50%
1,935		Alstom RGPT	443,706
13,228	e	Applied Materials, Inc	252,523
11,109	e	Deere & Co	801,292
60,611		General Electric Co	1,617,708
19,067		Hewlett-Packard Co	842,952
6,964		International Business Machines Corp	825,443
582	m,v*	Seagate Technology	(0)

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,783,624

INSTRUMENTS AND RELATED PRODUCTS - 4.03%
11,207		Covidien Ltd	536,703
12,772		Emerson Electric Co	631,575
17,122		Johnson & Johnson	1,101,629

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

10,226	e	Medtronic, Inc	$529,196
3,378	e*	Teledyne Technologies, Inc	164,813

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,963,916

INSURANCE AGENTS, BROKERS AND SERVICE - 0.76%
12,185	e	AON Corp	559,779

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	559,779

INSURANCE CARRIERS - 3.11%
15,669	*	ACE Ltd	863,205
12,784		Aetna, Inc	518,136
7,237		Aflac, Inc	454,484
13,078	e	American International Group, Inc	346,044
5,401	e	XL Capital Ltd (Class A)	111,045

		TOTAL INSURANCE CARRIERS	2,292,914

LEGAL SERVICES - 0.88%
9,434	e*	FTI Consulting, Inc	645,852

		TOTAL LEGAL SERVICES	645,852

METAL MINING - 1.36%
8,465		Anglo American plc	594,533
3,461		Freeport-McMoRan Copper & Gold, Inc (Class B)	405,595

		TOTAL METAL MINING	1,000,128

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
4,042	e	Hasbro, Inc	144,380

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	144,380

MISCELLANEOUS RETAIL - 0.90%
16,659		CVS Corp	659,197

		TOTAL MISCELLANEOUS RETAIL	659,197

MOTION PICTURES - 0.48%
16,041	*	Discovery Holding Co (Class A)	352,260

		TOTAL MOTION PICTURES	352,260

NONDEPOSITORY INSTITUTIONS - 0.58%
21,745	e*	Fannie Mae	424,245

		TOTAL NONDEPOSITORY INSTITUTIONS	424,245

OIL AND GAS EXTRACTION - 3.56%
11,187	e*	Cameron International Corp	619,200
14,268		Halliburton Co	757,203
11,579		Schlumberger Ltd	1,243,932

		TOTAL OIL AND GAS EXTRACTION	2,620,335

PETROLEUM AND COAL PRODUCTS - 10.25%
6,055		Apache Corp	841,645
8,359		Cabot Oil & Gas Corp	566,155
14,900		Chevron Corp	1,477,037
6,073		Devon Energy Corp	729,732
25,462		Exxon Mobil Corp	2,243,966
2,603		Hess Corp	328,473
1,418		LUKOIL (ADR)	139,260

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
10,033		Marathon Oil Corp	$ 520,412
4,330	e	Occidental Petroleum Corp	389,094
2,249		Petroleo Brasileiro S.A. (ADR)	159,297
1,335		Walter Industries, Inc	145,208

		TOTAL PETROLEUM AND COAL PRODUCTS	7,540,279

RAILROAD TRANSPORTATION - 0.94%
9,204	e	Union Pacific Corp	694,902

		TOTAL RAILROAD TRANSPORTATION	694,902

SECURITY AND COMMODITY BROKERS - 1.91%
2,006	e	BlackRock, Inc	355,062
2,218		Goldman Sachs Group, Inc	387,928
8,809	e	Lazard Ltd (Class A)	300,827
10,008	e	Morgan Stanley	360,989

		TOTAL SECURITY AND COMMODITY BROKERS	1,404,806

TOBACCO PRODUCTS - 1.79%
26,699		Philip Morris International, Inc	1,318,664

		TOTAL TOBACCO PRODUCTS	1,318,664

TRANSPORTATION EQUIPMENT - 2.32%
5,930	e	Boeing Co	389,720
5,231		Harsco Corp	284,619
7,231		Northrop Grumman Corp	483,754
9,734	e	Raytheon Co	547,830

		TOTAL TRANSPORTATION EQUIPMENT	1,705,923

WATER TRANSPORTATION - 0.14%
3,238		K-Sea Transportation Partners LP	103,195

		TOTAL WATER TRANSPORTATION	103,195

WHOLESALE TRADE-NONDURABLE GOODS - 0.30%
3,860		Gazprom (ADR)	222,978

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	222,978

		TOTAL COMMON STOCKS (Cost $71,210,903)	73,769,021

SHORT-TERM INVESTMENTS - 26.75%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -26.75%
19,680,784		State Street Navigator Securities Lending Prime Portfolio	19,680,784
		TOTAL SHORT-TERM INVESTMENTS (Cost $19,680,784)	19,680,784

		TOTAL PORTFOLIO - 127.00% (Cost $90,891,687)	93,449,805
		OTHER ASSETS & LIABILITIES, NET - (27.00)%	(19,866,670)

		NET ASSETS - 100.00%	$73,583,135

*	Non-income producing

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

ADR—American Depositary Receipt

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (unaudited)

June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 103.92%
AMUSEMENT AND RECREATION SERVICES - 0.51%
1,100		Nintendo Co Ltd	$623,780

		TOTAL AMUSEMENT AND RECREATION SERVICES	623,780

BUSINESS SERVICES - 0.39%
7		NTT Data Corp	27,405
46,121		WPP Group plc	440,718

		TOTAL BUSINESS SERVICES	468,123

CHEMICALS AND ALLIED PRODUCTS - 10.30%
254,716		Dabur India Ltd	468,477
47,900		Daiichi Sankyo Co Ltd	1,319,568
61,427		Lanxess AG.	2,523,045
47,396		Reckitt Benckiser Group plc	2,393,894
50		Shin-Etsu Chemical Co Ltd	3,103
4,852,000	e	Sinochem Hong Kong Holding Ltd	3,768,879
28,172		SSL International plc	249,849
3,188		Syngenta AG.	1,032,825
206,000		UBE Industries Ltd	729,667

		TOTAL CHEMICALS AND ALLIED PRODUCTS	12,489,307

COMMUNICATIONS - 2.98%
441,401		BT Group plc	1,748,703
102,682		Deutsche Telekom AG.	1,682,979
8		Nippon Telegraph & Telephone Corp	39,474
20		NTT DoCoMo, Inc	29,335
6,000		Singapore Telecommunications Ltd	15,994
32,992		Vodafone Group plc	97,205

		TOTAL COMMUNICATIONS	3,613,690

DEPOSITORY INSTITUTIONS - 9.46%
1,431		Australia & New Zealand Banking Group Ltd	25,719
984		Commonwealth Bank of Australia	37,942
3,017		DBS Group Holdings Ltd	41,975
10,082		Deutsche Bank AG.	870,326
10,868		Julius Baer Holding AG.	728,840
4,725		Komercni Banka A.S.	1,100,546
122,200		Mitsubishi UFJ Financial Group, Inc	1,079,935
276		Mizuho Financial Group, Inc	1,284,182
1,243		National Australia Bank Ltd	31,562
3,000		Oversea-Chinese Banking Corp	18,070
1,040	e	Societe Generale	90,167
108	e	Sumitomo Mitsui Financial Group, Inc	812,182
253,505	*	UBS A.G.	5,282,598
1	v*	UBS AG.	1
3,000		United Overseas Bank Ltd	41,185
1,413		Westpac Banking Corp	27,139

		TOTAL DEPOSITORY INSTITUTIONS	11,472,369

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 8.30%
700		Chubu Electric Power Co, Inc	$17,098
63,568		Electricite de France	6,021,845
15,568		Fortum Oyj	787,981
222,261	e	Iberdrola S.A.	2,961,358
700		Kansai Electric Power Co, Inc	16,399
9,900		Tokyo Electric Power Co, Inc	254,909

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	10,059,590

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.22%
25,000	e	Hosiden Corp	533,161
2,200		Ibiden Co Ltd	80,115
90		Kyocera Corp	8,490
100		Murata Manufacturing Co Ltd	4,718
58,010		Smiths Group plc	1,249,930
18,700		Sony Corp	819,689

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,696,103

ENGINEERING AND MANAGEMENT SERVICES - 0.57%
10,362		Tecan Group AG.	690,553

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	690,553

FOOD AND KINDRED PRODUCTS - 5.80%
118,700	e	Asahi Breweries Ltd	2,218,920
54,988	e	Groupe Danone	3,847,733
34,300	e	Yakult Honsha Co Ltd	966,242

		TOTAL FOOD AND KINDRED PRODUCTS	7,032,895

FOOD STORES - 0.03%
1,577		Woolworths Ltd	36,957

		TOTAL FOOD STORES	36,957

GENERAL BUILDING CONTRACTORS - 1.84%
36,436	e	Vinci S.A.	2,224,922

		TOTAL GENERAL BUILDING CONTRACTORS	2,224,922

HOLDING AND OTHER INVESTMENT OFFICES - 0.69%
197,000		Japan Asia Investment Co Ltd	825,671
1		Nomura Real Estate Office Fund, Inc	7,531

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	833,202

HOTELS AND OTHER LODGING PLACES - 2.12%
38,724	e	Accor S.A.	2,572,427

		TOTAL HOTELS AND OTHER LODGING PLACES	2,572,427

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.11%
20,370	e	Canon, Inc	1,048,564
17,500		Daikin Industries Ltd	884,850
6,900		Fanuc Ltd	674,801
1,140		FUJIFILM Holdings Corp	39,268
42,926		GEA Group AG.	1,515,596
26,430		Komatsu Ltd	738,087
29,414		Krones AG.	2,514,398
2,300	e	Modec, Inc	75,031
11,932		Rheinmetall AG.	861,308

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
17,389	e	SKF AB (B Shares)	$271,010
100		Sumitomo Heavy Industries Ltd	678

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,623,591

INSTRUMENTS AND RELATED PRODUCTS - 1.34%
19,701	e	Phonak Holding AG.	1,625,923

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,625,923

INSURANCE CARRIERS - 3.36%
22,973		Allianz AG.	4,041,021
799		Mitsui Sumitomo Insurance Group Holdings, Inc	27,615

		TOTAL INSURANCE CARRIERS	4,068,636

METAL MINING - 3.45%
8,335		Anglo American plc	585,402
2,700		BHP Billiton Ltd	114,913
136,311		MMC Norilsk Nickel (ADR)	3,433,891
337	e	Rio Tinto Ltd	43,603

		TOTAL METAL MINING	4,177,809

MISCELLANEOUS RETAIL - 1.68%
199,000		Hutchison Whampoa Ltd	2,006,775
2,217		Origin Energy Ltd	34,300

		TOTAL MISCELLANEOUS RETAIL	2,041,075

NONDEPOSITORY INSTITUTIONS - 1.78%
11,422		Deutsche Postbank AG.	1,004,152
456	e	Kenedix, Inc	559,579
1,411		ORIX Corp	202,093
45,986		Tullett Prebon plc	392,088

		TOTAL NONDEPOSITORY INSTITUTIONS	2,157,912

OIL AND GAS EXTRACTION - 3.26%
132,531		BG Group plc	3,444,166
9,903		Saipem S.p.A.	462,842
712		Woodside Petroleum Ltd	46,021

		TOTAL OIL AND GAS EXTRACTION	3,953,029

PETROLEUM AND COAL PRODUCTS - 2.85%
274,628		BP plc	3,183,120
5,992		Royal Dutch Shell plc (A Shares)	245,623
283		Total S.A.	24,088

		TOTAL PETROLEUM AND COAL PRODUCTS	3,452,831

PRIMARY METAL INDUSTRIES - 0.51%
10,100		Nippon Steel Corp	54,738
5,000		Sumitomo Metal Industries Ltd	22,014
3,700		Sumitomo Metal Mining Co Ltd	56,596
1,390		Vallourec	486,124

		TOTAL PRIMARY METAL INDUSTRIES	619,472

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
RAILROAD TRANSPORTATION - 1.25%
81		Central Japan Railway Co	$892,819
7		East Japan Railway Co	57,017
55,088		Firstgroup plc	568,089

		TOTAL RAILROAD TRANSPORTATION	1,517,925

REAL ESTATE - 0.74%
332	e	Risa Partners, Inc	506,947
19,000		Sumitomo Realty & Development Co Ltd	377,968
1,034		Westfield Group	16,157

		TOTAL REAL ESTATE	901,072

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 7.36%
106,036		Bayer AG.	8,921,675

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	8,921,675

SECURITY AND COMMODITY BROKERS - 5.64%
45,727		Credit Suisse Group	2,081,355
77,400		Hong Kong Exchanges and Clearing Ltd	1,133,810
247,330		Man Group plc	3,055,368
1,800		Nomura Holdings, Inc	26,655
107,000	e	Singapore Exchange Ltd	545,828

		TOTAL SECURITY AND COMMODITY BROKERS	6,843,016

STONE, CLAY, AND GLASS PRODUCTS - 3.74%
893,000		Nippon Sheet Glass Co Ltd	4,425,945
150,000	*	Zhejiang Glass Co Ltd	109,752

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,535,697

TOBACCO PRODUCTS - 2.16%
2,521		British American Tobacco plc	86,960
2,666,631		Huabao International Holdings Ltd	2,531,788

		TOTAL TOBACCO PRODUCTS	2,618,748

TRANSPORTATION BY AIR - 0.03%
1,489		SABMiller plc	34,019

		TOTAL TRANSPORTATION BY AIR	34,019

TRANSPORTATION EQUIPMENT - 6.12%
620		Denso Corp	21,354
288,251	e	Fiat S.p.A.	4,691,836
42,100	e	Honda Motor Co Ltd	1,436,732
27,020		Toyota Motor Corp	1,275,452

		TOTAL TRANSPORTATION EQUIPMENT	7,425,374

TRUCKING AND WAREHOUSING - 3.84%
178,550		Deutsche Post AG.	4,661,780

		TOTAL TRUCKING AND WAREHOUSING	4,661,780

WATER TRANSPORTATION - 0.09%
1,421		Hamburger Hafen und Logistik AG.	110,375

		TOTAL WATER TRANSPORTATION	110,375

WHOLESALE TRADE-DURABLE GOODS - 0.30%
4,117	e	Kloeckner & Co AG.	235,654
1,340		Mitsubishi Corp	44,154

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
3,000		Mitsui & Co Ltd	$66,213
1,350	e	Sumitomo Corp	17,737

		TOTAL WHOLESALE TRADE-DURABLE GOODS	363,758

WHOLESALE TRADE-NONDURABLE GOODS - 2.10%
524,375		Foster’s Group Ltd	2,549,216

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,549,216

		TOTAL COMMON STOCKS (Cost $132,826,942)	126,016,851

SHORT-TERM INVESTMENTS - 12.28%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -12.28%
14,898,371		State Street Navigator Securities Lending Prime Portfolio	14,898,371

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	14,898,371

		TOTAL SHORT-TERM INVESTMENTS (Cost $14,898,371)	14,898,371

		TOTAL PORTFOLIO - 116.20% (Cost $147,725,313)	140,915,222
		OTHER ASSETS & LIABILITIES, NET - (16.20)%	(19,649,922)

		NET ASSETS - 100.00%	$121,265,300

*	Non-income producing

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

ABBREVIATION:

ADR—American Depositary Receipt

Plc— Public Limited Company

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY COUNTRY (Unaudited)

June 30, 2008

	VALUE	% OF MARKET VALUE

DOMESTIC
UNITED STATES	$14,898,371	10.57%

TOTAL DOMESTIC	14,898,371	10.57

FOREIGN
AUSTRALIA	2,963,527	2.10
CHINA	6,410,419	4.55
CZECH REPUBLIC	1,100,546	0.78
FINLAND	787,981	0.56
FRANCE	15,267,307	10.84
GERMANY	28,942,308	20.54
HONG KONG	3,140,586	2.23
INDIA	468,477	0.33
ITALY	5,154,678	3.66
JAPAN	25,234,483	17.91
RUSSIA	3,433,891	2.44
SINGAPORE	663,052	0.47
SPAIN	2,961,358	2.10
SWEDEN	271,010	0.19
SWITZERLAND	11,442,095	8.12
UNITED KINGDOM	17,775,133	12.61

TOTAL FOREIGN	126,016,851	89.43

TOTAL PORTFOLIO	$140,915,222	100.00%

TIAA-CREF LIFE FUND - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.08%
AGRICULTURAL PRODUCTION-LIVESTOCK - 0.28%
12,242	e	Pilgrim’s Pride Corp	$159,024

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	159,024

AMUSEMENT AND RECREATION SERVICES - 0.42%
7,667		Walt Disney Co	239,210

		TOTAL AMUSEMENT AND RECREATION SERVICES	239,210

APPAREL AND ACCESSORY STORES - 1.48%
6,890	e*	AnnTaylor Stores Corp	165,084
24,321	e	Gap, Inc	405,431
7,064	e*	Kohl’s Corp	282,843

		TOTAL APPAREL AND ACCESSORY STORES	853,358

APPAREL AND OTHER TEXTILE PRODUCTS - 0.07%
584	e	Liz Claiborne, Inc	8,264
405	e	VF Corp	28,828

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	37,092

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.08%
20,739		Home Depot, Inc	485,707
6,798		Lowe’s Cos, Inc	141,059

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	626,766

BUSINESS SERVICES - 2.13%
6,617	e*	Affiliated Computer Services, Inc (Class A)	353,943
5,011	*	Autonomy Corp plc	89,826
5,937		CA, Inc	137,085
8,994	e*	Cavium Networks, Inc	188,874
9,826	*	Oracle Corp	206,346
1,553,556		Solomon Systech International Ltd	74,737
2,198		Visa, Inc (Class A)	178,719

		TOTAL BUSINESS SERVICES	1,229,530

CHEMICALS AND ALLIED PRODUCTS - 11.07%
14,336		Abbott Laboratories	759,378
4,537		Akzo Nobel NV	310,483
9,269	e	Alberto-Culver Co	243,497
6,440	*	Amgen, Inc	303,710
5,972	e	Avon Products, Inc	215,111
5,864		Celanese Corp (Series A)	267,750
12,463	e	Clorox Co	650,569
2,542		Colgate-Palmolive Co	175,652
9,096	e	Dow Chemical Co	317,541
11,415	e	Du Pont (E.I.) de Nemours & Co	489,589
1,988	*	Genentech, Inc	150,889
27,352	e*	Keryx Biopharmaceuticals, Inc	13,402
26,558		Merck & Co, Inc	1,000,971
31,651	e	Mylan Laboratories, Inc	382,028

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

32,205		Pfizer, Inc	$562,621
2,005	e	PPG Industries, Inc	115,027
9	e	Tronox, Inc (Class B)	27
17,474	e*	Verasun Energy Corp	72,168
7,698		Wyeth	369,196

		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,399,609

COAL MINING - 0.44%
2,915	e	Peabody Energy Corp	256,666

		TOTAL COAL MINING	256,666

COMMUNICATIONS - 5.91%
26,673		AT&T, Inc	898,613
21,557	e	Comcast Corp (Class A)	408,936
520	e	Fairpoint Communications, Inc	3,749
394	e*	Liberty Media Corp - Capital (Series A)	5,674
1,576	*	Liberty Media Corp - Entertainment (Series A)	38,186
1,970	e*	Liberty Media Holding Corp (Interactive A)	29,077
41,948	*	SONAECOM - SGPS S.A.	139,355
51,331	e	Sprint Nextel Corp	487,645
8,579	e*	Time Warner Cable, Inc (Class A)	227,172
1,411,900	v*	True Corp PCL	169,173
28,582		Verizon Communications, Inc	1,011,803

		TOTAL COMMUNICATIONS	3,419,383

DEPOSITORY INSTITUTIONS - 10.59%
57,037		AMMB Holdings BHD	55,624
4,648	e	Astoria Financial Corp	93,332
24,357		Bank of America Corp	581,402
4,184	e	Bank of New York Mellon Corp	158,281
3,295	e	BB&T Corp	75,027
54,671		Citigroup, Inc	916,286
29,798	e	First Horizon National Corp	221,399
42,996		JPMorgan Chase & Co	1,475,193
2,820	e	M&T Bank Corp	198,923
78,390	e	National City Corp	373,920
4,265		PNC Financial Services Group, Inc	243,532
5,716	e	SunTrust Banks, Inc	207,034
49,751	e	TCF Financial Corp	598,505
39,035		Wells Fargo & Co	927,081

		TOTAL DEPOSITORY INSTITUTIONS	6,125,539

EATING AND DRINKING PLACES - 1.14%
20,696	e	Darden Restaurants, Inc	661,030

		TOTAL EATING AND DRINKING PLACES	661,030

ELECTRIC, GAS, AND SANITARY SERVICES - 6.23%
36,897	e*	Allied Waste Industries, Inc	465,640
20,998	e	CMS Energy Corp	312,870
1,946		Dominion Resources, Inc	92,416
4,837		Exelon Corp	435,137
2,138		FirstEnergy Corp	176,022
7,852	e	FPL Group, Inc	514,934
774		MDU Resources Group, Inc	26,982
4,836	e	PG&E Corp	191,941
13,367	e	PPL Corp	698,693
2,400	e	Progress Energy, Inc	100,392

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
7,635	e	Public Service Enterprise Group, Inc	$350,676
3,360	e	Questar Corp	238,694

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,604,397

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.75%
5,614	e*	Ciena Corp	130,076
4,368		Honeywell International, Inc	219,623
10,371	e*	Marvell Technology Group Ltd	183,152
41,923		Maxim Integrated Products, Inc	886,671
3,833		Qualcomm, Inc	170,070

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,589,592

ENGINEERING AND MANAGEMENT SERVICES - 1.54%
40	e*	Affymax, Inc	636
11,719	e*	Genpact Ltd	174,847
232		KBR, Inc	8,099
8,164	e*	SAIC, Inc	169,893
5,034	e*	Shaw Group, Inc	311,051
5,360	e*	URS Corp	224,959

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	889,485

FABRICATED METAL PRODUCTS - 0.96%
10,004	*	Crown Holdings, Inc	260,004
6,237	e	Illinois Tool Works, Inc	296,320

		TOTAL FABRICATED METAL PRODUCTS	556,324

FOOD AND KINDRED PRODUCTS - 3.93%
2,937		Archer Daniels Midland Co	99,124
1,483		Coca-Cola Co	77,086
5,404		General Mills, Inc	328,401
5,644	e	Hershey Co	185,010
14,198		Kraft Foods, Inc (Class A)	403,933
3,290	e	Molson Coors Brewing Co (Class B)	178,746
11,373		PepsiCo, Inc	723,209
18,718	e	Tyson Foods, Inc (Class A)	279,647

		TOTAL FOOD AND KINDRED PRODUCTS	2,275,156

FOOD STORES - 0.12%
2,418		Kroger Co	69,808

		TOTAL FOOD STORES	69,808

FORESTRY - 0.37%
5,000	e	Rayonier, Inc	212,300

		TOTAL FORESTRY	212,300

FURNITURE AND FIXTURES - 0.32%
11,642	e	Masco Corp	183,129

		TOTAL FURNITURE AND FIXTURES	183,129

GENERAL BUILDING CONTRACTORS - 0.20%
5,290	e	Ryland Group, Inc	115,375

		TOTAL GENERAL BUILDING CONTRACTORS	115,375

GENERAL MERCHANDISE STORES - 0.76%
3,787	e	JC Penney Co, Inc	137,430
9,917		Macy’s, Inc	192,588
1,983		Wal-Mart Stores, Inc	111,445

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

		TOTAL GENERAL MERCHANDISE STORES	$441,463

HEALTH SERVICES - 0.56%
19,521	*	Healthsouth Corp	324,634

		TOTAL HEALTH SERVICES	324,634

HOLDING AND OTHER INVESTMENT OFFICES - 1.61%
21,546	e	Blackstone Group LP	392,353
1,690	e	Boston Properties, Inc	152,472
2	e	Cross Timbers Royalty Trust	120
411	e*	HFF, Inc (Class A)	2,339
4,347	e	Plum Creek Timber Co, Inc	185,660
895		Simon Property Group, Inc	80,452
1,338	e	Vornado Realty Trust	117,744

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	931,140

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.06%
30,390	*	Brocade Communications Systems, Inc	250,414
85,730		General Electric Co	2,288,134
4,637		International Game Technology	115,832
3,849	e*	Riverbed Technology, Inc	52,808
9,725	*	Verigy Ltd	220,855

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,928,043

INSTRUMENTS AND RELATED PRODUCTS - 2.58%
3,399	*	Agilent Technologies, Inc	120,800
6,650		Covidien Ltd	318,469
4,412	e*	Eagle Test Systems, Inc	49,414
4,000	e*	Hologic, Inc	87,200
9,162		Johnson & Johnson	589,483
3,943	*	St. Jude Medical, Inc	161,190
1,441	*	Thermo Electron Corp	80,307
1,274	*	Zimmer Holdings, Inc	86,696

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,493,559

INSURANCE AGENTS, BROKERS AND SERVICE - 0.54%
4,819		Hartford Financial Services Group, Inc	311,163

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	311,163

INSURANCE CARRIERS - 6.55%
3,226	*	ACE Ltd	177,720
3		Aegon NV	39
17,865	e	Aetna, Inc	724,068
3,735		Allstate Corp	170,279
13,201	e	American International Group, Inc	349,298
664	e	Aspen Insurance Holdings Ltd	15,717
5,269		Genworth Financial, Inc (Class A)	93,841
7,497	*	Health Net, Inc	180,378
13,313		Lincoln National Corp	603,345
6,801	e	Max Re Capital Ltd	145,065
6,281	e	MGIC Investment Corp	38,377
7,677	e	Platinum Underwriters Holdings Ltd	250,347
7,722	e	Principal Financial Group	324,092
1,662	e	Prudential Financial, Inc	99,288
9,490		Travelers Cos, Inc	411,866
10,051	e	XL Capital Ltd (Class A)	206,649

		TOTAL INSURANCE CARRIERS	3,790,369

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
METAL MINING - 1.46%
4,760		Anglo American plc	$334,315
4,342		Freeport-McMoRan Copper & Gold, Inc (Class B)	508,839

		TOTAL METAL MINING	843,154

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.02%
161	*	Intrepid Potash, Inc	10,591

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	10,591

MISCELLANEOUS RETAIL - 0.19%
2,791		CVS Corp	110,440

		TOTAL MISCELLANEOUS RETAIL	110,440

MOTION PICTURES - 1.00%
20,221		News Corp (Class A)	304,124
18,661		Time Warner, Inc	276,183

		TOTAL MOTION PICTURES	580,307

NONDEPOSITORY INSTITUTIONS - 1.26%
5,059	e	Capital One Financial Corp	192,293
27,364	e*	Fannie Mae	533,872

		TOTAL NONDEPOSITORY INSTITUTIONS	726,165

OIL AND GAS EXTRACTION - 3.06%
2,440		Anadarko Petroleum Corp	182,610
5,536		BJ Services Co	176,820
352	e	Baker Hughes, Inc	30,744
5,403	e	Chesapeake Energy Corp	356,382
1,142	e	Equitable Resources, Inc	78,867
4,977		Halliburton Co	264,129
12,000	*	Integra Group Holdings (GDR)	132,034
496	e*	Plains Exploration & Production Co	36,193
274	e	W&T Offshore, Inc	16,032
7,212	e	XTO Energy, Inc	494,094

		TOTAL OIL AND GAS EXTRACTION	1,767,905

PAPER AND ALLIED PRODUCTS - 0.38%
3,200	e	MeadWestvaco Corp	76,288
695		Mondi Ltd	4,289
1,143	e*	Smurfit-Stone Container Corp	4,652
4,304		Sonoco Products Co	133,209

		TOTAL PAPER AND ALLIED PRODUCTS	218,438

PETROLEUM AND COAL PRODUCTS - 14.35%
6,924		Apache Corp	962,436
7,249		Cabot Oil & Gas Corp	490,975
24,805		Chevron Corp	2,458,920
7,143		ConocoPhillips	674,228
3,025		Devon Energy Corp	363,484
1,531	e	EOG Resources, Inc	200,867
11,763		Exxon Mobil Corp	1,036,673
1,228		LUKOIL (ADR)	120,600
13,239		Marathon Oil Corp	686,707
6,455	e	Occidental Petroleum Corp	580,046
7,807		Petroleo Brasileiro S.A. (ADR)	552,970
2,674	e*	SandRidge Energy, Inc	172,687

		TOTAL PETROLEUM AND COAL PRODUCTS	8,300,593

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

PIPELINES, EXCEPT NATURAL GAS - 0.08%
1,515		Spectra Energy Corp	$43,541

		TOTAL PIPELINES, EXCEPT NATURAL GAS	43,541

PRIMARY METAL INDUSTRIES - 0.16%
268		Vallourec	93,727

		TOTAL PRIMARY METAL INDUSTRIES	93,727

RAILROAD TRANSPORTATION - 0.49%
3,770		Union Pacific Corp	284,635

		TOTAL RAILROAD TRANSPORTATION	284,635

REAL ESTATE - 0.22%
105,567	*	Unitech Corporate Parks plc	126,042

		TOTAL REAL ESTATE	126,042

SECURITY AND COMMODITY BROKERS - 3.90%
19,492		Charles Schwab Corp	400,366
4,124		Franklin Resources, Inc	377,965
4,482		Goldman Sachs Group, Inc	783,902
6,908	e	Invesco Ltd	165,654
5,313	e	Janus Capital Group, Inc	140,635
5,087	e	Lehman Brothers Holdings, Inc	100,773
3,594		Merrill Lynch & Co, Inc	113,966
4,746	e	Morgan Stanley	171,188

		TOTAL SECURITY AND COMMODITY BROKERS	2,254,449

TOBACCO PRODUCTS - 0.96%
11,279		Philip Morris International, Inc	557,070

		TOTAL TOBACCO PRODUCTS	557,070

TRANSPORTATION BY AIR - 0.04%
4,521	e	UAL Corp	23,600

		TOTAL TRANSPORTATION BY AIR	23,600

TRANSPORTATION EQUIPMENT - 1.18%
28,600	e*	Ford Motor Co	137,566
67	e	Genuine Parts Co	2,659
8,098		Northrop Grumman Corp	541,756

		TOTAL TRANSPORTATION EQUIPMENT	681,981

TRANSPORTATION SERVICES - 0.40%
11,726	e	UTI Worldwide, Inc	233,934

		TOTAL TRANSPORTATION SERVICES	233,934

WATER TRANSPORTATION - 0.46%
11,785	e	Royal Caribbean Cruises Ltd	264,809

		TOTAL WATER TRANSPORTATION	264,809

WHOLESALE TRADE-NONDURABLE GOODS - 1.78%
16,074	e	Cardinal Health, Inc	829,097
4,233	e*	Dean Foods Co	83,051
2,064		Gazprom (ADR)	119,232
162	e	Idearc, Inc	381

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES	COMPANY	VALUE
	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	$ 1,031,761

	TOTAL COMMON STOCKS (Cost $61,985,637)	57,876,286

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 30.09%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.35%
$ 200,000	Federal Home Loan Bank (FHLB), 7/01/08	200,000

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	200,000

SHARES	COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.74%
17,198,310	State Street Navigator Securities Lending Prime Portfolio	17,198,310

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	17,198,310

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,398,310)	17,398,310

	TOTAL PORTFOLIO - 130.17% (Cost $79,383,947)	75,274,596

	OTHER ASSETS & LIABILITIES, NET - (30.17)%	(17,447,329)

	NET ASSETS - 100.00%	$57,827,267

*	Non-income producing

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Plc - Public Limited Company

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.62%
AGRICULTURAL PRODUCTION-CROPS - 0.06%
1,970	*	Chiquita Brands International, Inc	$29,885

		TOTAL AGRICULTURAL PRODUCTION-CROPS	29,885

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.24%
3,395	e	Cal-Maine Foods, Inc	112,001

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	112,001

AMUSEMENT AND RECREATION SERVICES - 0.48%
3,530	e*	Bally Technologies, Inc	119,314
136	e	Dover Downs Gaming & Entertainment, Inc	873
24,200	*	Six Flags, Inc	27,830
2,304	e*	Town Sports International Holdings, Inc	21,519
1,900	e*	WMS Industries, Inc	56,563

		TOTAL AMUSEMENT AND RECREATION SERVICES	226,099

APPAREL AND ACCESSORY STORES - 1.86%
4,890	e*	Aeropostale, Inc	153,204
1,100	e	Buckle, Inc	50,303
5,700	e*	Carter’s, Inc	78,774
226		Cato Corp (Class A)	3,218
3,610	e*	Charlotte Russe Holding, Inc	64,114
3,060	e*	Children’s Place Retail Stores, Inc	110,466
2,900		Christopher & Banks Corp	19,720
2,800	e*	Collective Brands, Inc	32,564
4,040	e*	Dress Barn, Inc	54,055
4,700	*	HOT Topic, Inc	25,427
1,910	e*	J Crew Group, Inc	63,049
2,500	e*	JOS A Bank Clothiers, Inc	66,875
4,000	*	New York & Co, Inc	36,520
2,000	e*	Tween Brands, Inc	32,920
18,246	e*	Wet Seal, Inc (Class A)	87,033

		TOTAL APPAREL AND ACCESSORY STORES	878,242

APPAREL AND OTHER TEXTILE PRODUCTS - 0.87%
2,292	*	G-III Apparel Group Ltd	28,283
3,449	e*	Gymboree Corp	138,201
3,200	*	Maidenform Brands, Inc	43,200
9,640	*	Quiksilver, Inc	94,665
2,370	e*	Warnaco Group, Inc	104,446

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	408,795

AUTO REPAIR, SERVICES AND PARKING - 0.21%
4,800	*	Exide Technologies	80,448
1,300	*	Midas, Inc	17,550
100	*	Wright Express Corp	2,480

		TOTAL AUTO REPAIR, SERVICES AND PARKING	100,478

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.02%
1,300	*	Builders FirstSource, Inc	6,903
100	*	Central Garden & Pet Co	455

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,358

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 11.97%
58,090	e*	3Com Corp	$123,151
2,319	e	Aaron Rents, Inc	51,783
2,335	e	ABM Industries, Inc	51,954
14,153	e*	Actuate Corp	55,338
4,770		Administaff, Inc	133,035
5,990	e*	American Reprographics Co	99,734
694	*	Ansoft Corp	25,262
1,400	*	Blackboard, Inc	53,522
4,300	e*	Blue Coat Systems, Inc	60,673
1,400	*	Bottomline Technologies, Inc	13,622
1,000		Brady Corp (Class A)	34,530
1,200	*	CACI International, Inc (Class A)	54,924
5,900	*	Ciber, Inc	36,639
1,700	*	CMGI, Inc	18,020
3,000	e*	Commvault Systems, Inc	49,920
2,570	e	Compass Diversified Trust	29,375
9,749	e*	CSG Systems International, Inc	107,434
200	e*	DealerTrack Holdings, Inc	2,822
4,050	e	Deluxe Corp	72,171
3,329	e*	Dice Holdings, Inc	27,498
2,710	e*	Digital River, Inc	104,552
3,000	*	DynCorp International, Inc (Class A)	45,450
19,176	e*	Earthlink, Inc	165,872
4,240	e*	Eclipsys Corp	77,846
14,800	*	Evergreen Energy, Inc	25,752
5,500	e*	FalconStor Software, Inc	38,940
900	*	Forrester Research, Inc	27,792
7,710	*	Gartner, Inc	159,751
1,800	*	Gerber Scientific, Inc	20,484
5,800	e*	Global Cash Access, Inc	39,788
5,730	e*	Global Sources Ltd	86,981
6,480	e*	H&E Equipment Services, Inc	77,890
5,950	e	Heartland Payment Systems, Inc	140,420
2,210	e	Heidrick & Struggles International, Inc	61,084
2,300		infoGROUP, Inc	10,097
2,350	e*	Informatica Corp	35,344
105		Infospace, Inc	875
1,600	*	Interactive Intelligence, Inc	18,624
6,300	*	Internap Network Services Corp	29,484
4,800	e*	Interwoven, Inc	57,648
700	e	Jack Henry & Associates, Inc	15,148
6,430	*	JDA Software Group, Inc	116,383
2,400	*	Kenexa Corp	45,216
700	*	Keynote Systems, Inc	9,016
3,385	e*	Kforce, Inc	28,739
1,300	e*	Korn/Ferry International	20,449
8,400	*	Lawson Software, Inc	61,068
4,600	*	Limelight Networks, Inc	17,572
1,500	*	Liquidity Services, Inc	17,295
4,100	*	Magma Design Automation, Inc	24,887
6,460	e*	Manhattan Associates, Inc	153,296
3,233	*	Mantech International Corp (Class A)	155,572
1,226	*	MicroStrategy, Inc (Class A)	79,384
800	*	Monotype Imaging Holdings, Inc	9,744
12,470	e*	MPS Group, Inc	132,556
300	*	NCI, Inc (Class A)	6,864

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,939	*	Ness Technologies, Inc	$19,623
2,310	e*	NetFlix, Inc	60,222
4,597	e*	On Assignment, Inc	36,868
1,100	*	Online Resources Corp	9,185
5,937	e*	Parametric Technology Corp	98,970
6,200	e*	Perficient, Inc	59,892
6,453	*	Perot Systems Corp (Class A)	96,860
7,740	*	Premiere Global Services, Inc	112,849
5,250	*	Progress Software Corp	134,243
9,900	e*	Quest Software, Inc	146,619
2,200	*	Radisys Corp	19,932
5,840	e*	Rent-A-Center, Inc	120,129
2,600		Rollins, Inc	38,532
19,030	e*	Sapient Corp	122,173
2,900	*	Secure Computing Corp	12,006
800	e*	Sonus Networks, Inc	2,736
1,740	e	Sotheby’s	45,884
4,366	*	SPSS, Inc	158,791
1,600	*	SuccessFactors, Inc	17,520
6,950	e*	Sybase, Inc	204,469
6,730	e*	SYKES Enterprises, Inc	126,928
4,439	e*	SYNNEX Corp	111,375
3,000	*	Take-Two Interactive Software, Inc	76,710
6,716	*	TeleTech Holdings, Inc	134,051
2,400	e*	THQ, Inc	48,624
3,833	e*	TIBCO Software, Inc	29,322
11,379	e	United Online, Inc	114,131
5,910	e*	Valueclick, Inc	89,537
2,572	e*	Virtusa Corp	26,054
5,678	e*	Websense, Inc	95,618
6,000	*	Wind River Systems, Inc	65,340

		TOTAL BUSINESS SERVICES	5,654,463

CHEMICALS AND ALLIED PRODUCTS - 7.96%
2,300	e*	Acorda Therapeutics, Inc	75,509
5,600	*	Adolor Corp	30,688
4,485	*	Albany Molecular Research, Inc	59,516
1,100	e*	Alexion Pharmaceuticals, Inc	79,750
3,400	*	Alkermes, Inc	42,024
2,465	e*	Alnylam Pharmaceuticals, Inc	65,889
1,000	e*	Alpharma, Inc (Class A)	22,530
6,080	*	American Oriental Bioengineering, Inc	60,010
4,600		Applera Corp	52,256
2,759		Arch Chemicals, Inc	91,461
2,700	*	Arqule, Inc	8,775
500	e*	Auxilium Pharmaceuticals, Inc	16,810
700	*	Avant Immunotherapeutics, Inc	10,192
200	e*	Bentley Pharmaceuticals, Inc	3,230
800	*	Biodel, Inc	10,400
1,500	*	BioMimetic Therapeutics, Inc	17,880
400	e*	Caraco Pharmaceutical Laboratories Ltd	5,280
2,600	e*	Cell Genesys, Inc	6,760
465		CF Industries Holdings, Inc	71,052
1,780	e*	Chattem, Inc	115,789
8,050	e*	Cubist Pharmaceuticals, Inc	143,773
5,600	e*	Dendreon Corp	24,920
2,200	*	Elizabeth Arden, Inc	33,396
1,800	e*	Emergent Biosolutions, Inc	17,874
8,190		Ferro Corp	153,644

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,800	*	Geron Corp	$23,460
7,200	e*	Halozyme Therapeutics, Inc	38,736
4,200	e	Hercules, Inc	71,106
2,100	*	Idenix Pharmaceuticals, Inc	15,267
700	*	Idera Pharmaceuticals, Inc	10,227
2,244	*	Immucor, Inc	58,075
4,820		Innophos Holdings, Inc	153,999
4,400	e	Innospec, Inc	82,808
2,300	*	Inspire Pharmaceuticals, Inc	9,844
3,306	e	Koppers Holdings, Inc	138,422
1,500	*	Landec Corp	9,705
3,572	e*	Martek Biosciences Corp	120,412
7,471	e*	Medicines Co	148,075
7,100	e	Medicis Pharmaceutical Corp (Class A)	147,538
1,450	e	Minerals Technologies, Inc	92,206
1,100	*	Momenta Pharmaceuticals, Inc	13,530
5,518	e*	Nabi Biopharmaceuticals	21,741
2,900	*	Neurocrine Biosciences, Inc	12,151
1,580	e	NewMarket Corp	104,643
800	e*	Noven Pharmaceuticals, Inc	8,552
1,800	*	NPS Pharmaceuticals, Inc	8,010
5,000	e*	Obagi Medical Products, Inc	42,750
1,700	e	Olin Corp	44,506
1,720	e*	OM Group, Inc	56,399
382	e*	Omrix Biopharmaceuticals, Inc	6,013
1,350	e*	Onyx Pharmaceuticals, Inc	48,060
1,100	*	Orexigen Therapeutics, Inc	8,679
5,344	e*	OSI Pharmaceuticals, Inc	220,814
700	*	Osiris Therapeutics, Inc	8,995
3,333	e*	Pain Therapeutics, Inc	26,331
1,483	e	Perrigo Co	47,115
4,373	e*	PetMed Express, Inc	53,569
2,760	e*	Pozen, Inc	30,029
4,800	*	Prestige Brands Holdings, Inc	51,168
1,900	*	Salix Pharmaceuticals Ltd	13,357
6,913	e	Sciele Pharma, Inc	133,767
1,460	e*	United Therapeutics Corp	142,715
2,480	e*	Valeant Pharmaceuticals International	42,433
11,490	e*	Viropharma, Inc	127,079
5,057	e*	WR Grace & Co	118,789
700	e*	Xenoport, Inc	27,321

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,757,804

COAL MINING - 0.45%
550	*	Alpha Natural Resources, Inc	57,360
5,700	*	International Coal Group, Inc	74,385
1,100	*	James River Coal Co	64,559
700	*	Westmoreland Coal Co	14,777

		TOTAL COAL MINING	211,081

COMMUNICATIONS - 2.56%
2,810	e*	Anixter International, Inc	167,167
3,291	e	Atlantic Tele-Network, Inc	90,535
4,000	e*	Brightpoint, Inc	29,200
22,065	*	Centennial Communications Corp	154,234
41,350	e*	Cincinnati Bell, Inc	164,573
2,827	e*	Cox Radio, Inc (Class A)	33,359
2,000	*	Cumulus Media, Inc (Class A)	7,880
9,715	*	Foundry Networks, Inc	114,831

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,500		IDT Corp (Class B)	$9,350
2,400	*	iPCS, Inc	71,112
5,200	e *	j2 Global Communications, Inc	119,600
500	*	Neutral Tandem, Inc	8,750
6,400	e *	Novatel Wireless, Inc	71,232
5,070		NTELOS Holdings Corp	128,626
1,600	*	TeleCommunication Systems, Inc	7,408
2,500		USA Mobility, Inc	18,875
4,900	*	Virgin Mobile USA, Inc	13,475

		TOTAL COMMUNICATIONS	1,210,207

DEPOSITORY INSTITUTIONS - 5.52%
1,200	e	1st Source Corp	19,320
3,040	e	Ameris Bancorp	26,448
1,172	e	Bancfirst Corp	50,162
100	e	Bank Mutual Corp	1,004
1,316	e	Bank of the Ozarks, Inc	19,556
3,709	e	Banner Corp	32,862
2,700	e	Berkshire Hills Bancorp, Inc	63,855
1,016	e	Chemical Financial Corp	20,726
4,902		Columbia Banking System, Inc	94,756
3,163	e	Community Trust Bancorp, Inc	83,060
298	e	First Bancorp	3,767
4,260	e	First Financial Bancorp	39,192
1,840	e	First Financial Bankshares, Inc	84,290
3,850		First Merchants Corp	69,878
11,524		First Niagara Financial Group, Inc	148,199
1,830	e	First Place Financial Corp	17,202
1,100		Greene County Bancshares, Inc	15,422
2,685	e	Hanmi Financial Corp	13,989
400		Home Bancshares, Inc	8,992
2,870	e	Integra Bank Corp	22,472
900		Lakeland Bancorp, Inc	10,962
400		Lakeland Financial Corp	7,632
900		MainSource Financial Group, Inc	13,950
2,000	e	Nara Bancorp, Inc	21,460
2,200	e	NBT Bancorp, Inc	45,342
3,800	*	Net 1 UEPS Technologies, Inc	92,340
5,430	e	Northwest Bancorp, Inc	118,483
500	e	Old Second Bancorp, Inc	5,810
800	*	Pinnacle Financial Partners, Inc	16,072
5,862	e	Prosperity Bancshares, Inc	156,691
2,000		Provident Financial Services, Inc	28,020
1,670	e	Renasant Corp	24,599
1,665		Republic Bancorp, Inc (Class A)	40,959
800		Sandy Spring Bancorp, Inc	13,264
2,400		Santander BanCorp	25,464
982	e	SCBT Financial Corp	28,046
1,100	e	Sierra Bancorp	18,150
3,130		Simmons First National Corp (Class A)	87,546
5,975	e	Southwest Bancorp, Inc	68,713
12,238	e	Sterling Bancshares, Inc	111,243
5,000	e	Sterling Financial Corp	20,700
100		Suffolk Bancorp	2,938
5,712	e*	Sun Bancorp, Inc	57,977
3,260	e*	SVB Financial Group	156,839
6,520	e*	Texas Capital Bancshares, Inc	104,320
4,690	e	Trustmark Corp	82,779
1,930		UMB Financial Corp	98,951

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,120	e	Umpqua Holdings Corp	$98,496
3,400	e	United Community Banks, Inc	29,002
2,200		Westamerica Bancorporation	115,698
8,002	e	Wilshire Bancorp, Inc	68,577

		TOTAL DEPOSITORY INSTITUTIONS	2,606,175

EATING AND DRINKING PLACES - 1.39%
2,500	e*	AFC Enterprises	19,975
4,760	e	Bob Evans Farms, Inc	136,136
1,000	*	California Pizza Kitchen, Inc	11,190
2,450	e*	CEC Entertainment, Inc	68,625
900		CKE Restaurants, Inc	11,223
24,177	e*	Denny’s Corp	68,663
4,920	e*	Jack in the Box, Inc	110,257
9,500	*	Krispy Kreme Doughnuts, Inc	47,405
4,842	e*	Papa John’s International, Inc	128,749
2,500	e*	PF Chang’s China Bistro, Inc	55,850

		TOTAL EATING AND DRINKING PLACES	658,073

EDUCATIONAL SERVICES - 0.33%
1,200	*	American Public Education, Inc	46,848
850	e	DeVry, Inc	45,577
500	*	Learning Tree International, Inc	8,550
273		Strayer Education, Inc	57,076

		TOTAL EDUCATIONAL SERVICES	158,051

ELECTRIC, GAS, AND SANITARY SERVICES - 3.30%
1,860	e	American States Water Co	64,988
2,620		Avista Corp	56,225
400		Chesapeake Utilities Corp	10,288
1,980	e*	Clean Harbors, Inc	140,699
8,930	e*	El Paso Electric Co	176,814
2,900	e	New Jersey Resources Corp	94,685
2,000	e	Northwest Natural Gas Co	92,520
1,365		NorthWestern Corp	34,698
800	e	Otter Tail Corp	31,064
4,900		Piedmont Natural Gas Co, Inc	128,184
6,613		Portland General Electric Co	148,925
6,454		Southwest Gas Corp	191,877
5,950	e	UIL Holdings Corp	174,990
2,020		Unisource Energy Corp	62,640
4,290		WGL Holdings, Inc	149,035

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,557,632

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.61%
1,900	*	Acme Packet, Inc	14,744
2,000	*	Actel Corp	33,700
3,950	e	Acuity Brands, Inc	189,916
8,200	*	Advanced Analogic Technologies, Inc	33,866
2,500	e*	American Superconductor Corp	89,625
11,970	e*	Amkor Technology, Inc	124,608
4,800	e*	Anadigics, Inc	47,280
1,653	e*	Arris Group, Inc	13,968
3,190	e*	Atheros Communications, Inc	95,700
10,900	*	Avanex Corp	12,317
2,000	e*	AZZ, Inc	79,800
2,850	e	Baldor Electric Co	99,693
6,500	*	Benchmark Electronics, Inc	106,210
4,300	*	BigBand Networks, Inc	20,339

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,400	e *	Ceradyne, Inc	$82,320
1,700	e *	Checkpoint Systems, Inc	35,496
2,300		Cubic Corp	51,244
1,800	*	Energy Conversion Devices, Inc	132,552
9,130	e*	GrafTech International Ltd	244,958
10,510	e*	Harmonic, Inc	99,950
2,900	*	InterVoice, Inc	16,530
700	*	IXYS Corp	8,358
1,700	e*	Littelfuse, Inc	53,635
1,500	*	Mercury Computer Systems, Inc	11,295
12,713		Methode Electronics, Inc	132,851
4,270	e*	Microsemi Corp	107,519
3,500	*	Microvision, Inc	9,625
1,200	e*	MIPS Technologies, Inc	4,500
2,860	*	Monolithic Power Systems, Inc	61,833
1,307	e*	Moog, Inc (Class A)	48,673
3,148	e*	Multi-Fineline Electronix, Inc	87,105
400	*	NVE Corp	12,664
4,756	e*	Omnivision Technologies, Inc	57,500
5,444	e*	ON Semiconductor Corp	49,921
1,600	*	Oplink Communications, Inc	15,360
2,029	*	OSI Systems, Inc	43,461
1,900		Park Electrochemical Corp	46,189
3,000	e*	Pericom Semiconductor Corp	44,520
600	e	Plantronics, Inc	13,392
5,260	e*	Plexus Corp	145,597
14,020	e*	PMC - Sierra, Inc	107,253
6,230	e*	Polycom, Inc	151,763
5,840	e*	Polypore International, Inc	147,927
7,100	*	Quantum Fuel Systems Technologies Worldwide, Inc	21,868
2,210		Regal-Beloit Corp	93,373
7,600	*	Semtech Corp	106,932
13,144	e*	Silicon Image, Inc	95,294
15,637	e*	Silicon Storage Technology, Inc	43,314
9,090	e*	Skyworks Solutions, Inc	89,718
11,800	*	Spansion, Inc (Class A)	26,550
2,700	e*	Standard Microsystems Corp	73,305
3,513	e*	Stoneridge, Inc	59,932
1,380	e*	Synaptics, Inc	52,067
1,650	e	Technitrol, Inc	28,034
4,000	e*	Tekelec	58,840
4,700	e*	Tessera Technologies, Inc	76,939
11,500	e*	Trident Microsystems, Inc	41,975
13,147	*	Triquint Semiconductor, Inc	79,671
5,670	*	TTM Technologies, Inc	74,901
4,100	*	US Geothermal, Inc	12,054
5,000	*	Utstarcom, Inc	27,350
940	*	Viasat, Inc	18,997

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,066,871

ENGINEERING AND MANAGEMENT SERVICES - 2.04%
2,300	e*	Aecom Technology Corp	74,819
5,700	*	Ariad Pharmaceuticals, Inc	13,680
500	e*	comScore, Inc	10,910
900	*	CRA International, Inc	32,535
13,990	e*	Exelixis, Inc	69,950
600	*	ICF International, Inc	9,972
2,700	e*	Isis Pharmaceuticals, Inc	36,801
1,100	*	Kendle International, Inc	39,963

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

200	*	LECG Corp	$1,748
2,142	e*	Luminex Corp	44,018
500		MAXIMUS, Inc	17,410
2,730	e*	Myriad Genetics, Inc	124,270
2,533	e*	PharmaNet Development Group, Inc	39,945
6,500	e*	Regeneron Pharmaceuticals, Inc	93,860
4,800	e*	SAIC, Inc	99,888
3,775	e*	Seattle Genetics, Inc	31,937
4,209	e	Watson Wyatt & Co Holdings (Class A)	222,614

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	964,320

FABRICATED METAL PRODUCTS - 1.30%
3,863	*	Chart Industries, Inc	187,896
1,630	e	CIRCOR International, Inc	79,854
4,069	e	Gulf Island Fabrication, Inc	199,096
2,200	*	NCI Building Systems, Inc	80,806
500	*	Park-Ohio Holdings Corp	7,380
2,600	*	Trimas Corp	15,574
410	e	Valmont Industries, Inc	42,759

		TOTAL FABRICATED METAL PRODUCTS	613,365

FOOD AND KINDRED PRODUCTS - 0.95%
9,630	e*	Darling International, Inc	159,088
1,500		Diamond Foods, Inc	34,560
5,020	e	Flowers Foods, Inc	142,267
1,500	e	National Beverage Corp	10,905
600	*	Omega Protein Corp	8,970
1,000	e*	Ralcorp Holdings, Inc	49,440
3,100		Reddy Ice Holdings, Inc	42,408

		TOTAL FOOD AND KINDRED PRODUCTS	447,638

FOOD STORES - 0.22%
540	e	Ingles Markets, Inc (Class A)	12,598
2,492		Ruddick Corp	85,501
800	*	Susser Holdings Corp	7,744

		TOTAL FOOD STORES	105,843

FURNITURE AND FIXTURES - 0.46%
6,713	e	Herman Miller, Inc	167,087
900		Kimball International, Inc (Class B)	7,452
5,300	e	Tempur-Pedic International, Inc	41,393

		TOTAL FURNITURE AND FIXTURES	215,932

FURNITURE AND HOMEFURNISHINGS STORES - 0.31%
1,600	*	hhgregg, Inc	16,000
10,660		Knoll, Inc	129,519

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	145,519

GENERAL BUILDING CONTRACTORS - 0.45%
1,900		Beazer Homes USA, Inc	10,583
4,390	e*	Perini Corp	145,090
510		Walter Industries, Inc	55,473

		TOTAL GENERAL BUILDING CONTRACTORS	211,146

GENERAL MERCHANDISE STORES - 0.27%
3,400		Casey’s General Stores, Inc	78,778
3,118	*	Conn’s, Inc	50,106

		TOTAL GENERAL MERCHANDISE STORES	128,884

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HEALTH SERVICES - 0.80%
1,300	*	Amsurg Corp	$31,655
4,700	e*	CryoLife, Inc	53,768
5,159	*	Enzo Biochem, Inc	57,884
3,200	*	Five Star Quality Care, Inc	15,136
1,600	e*	Genoptix, Inc	50,480
1,430	*	Healthsouth Corp	23,781
4,000	*	Immunomedics, Inc	8,520
2,200	*	LHC Group, Inc	51,150
600	*	Life Sciences Research, Inc	16,944
2,600	*	Nighthawk Radiology Holdings, Inc	18,408
417	e*	Odyssey HealthCare, Inc	4,062
1,400	*	RehabCare Group, Inc	22,442
2,900	*	Stereotaxis, Inc	15,544
600	*	Virtual Radiologic Corp	7,950

		TOTAL HEALTH SERVICES	377,724

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.34%
2,540	e	Granite Construction, Inc	80,086
2,983	e*	Matrix Service Co	68,788
600	*	Sterling Construction Co, Inc	11,916

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	160,790

HOLDING AND OTHER INVESTMENT OFFICES - 6.27%
1,429	e	Agree Realty Corp	31,509
8,360	e	Anthracite Capital, Inc	58,854
6,750		Anworth Mortgage Asset Corp	43,943
12,440	e	Ashford Hospitality Trust, Inc	57,473
3,700		Capital Lease Funding, Inc	27,713
2,600		Cedar Shopping Centers, Inc	30,472
1,910	e	Corporate Office Properties Trust	65,570
13,680	e	DiamondRock Hospitality Co	148,975
1,900		EastGroup Properties, Inc	81,510
1,700	e	Entertainment Properties Trust	84,048
2,360		Equity Lifestyle Properties, Inc	103,840
2,400	e	Extra Space Storage, Inc	36,864
8,937	e	FelCor Lodging Trust, Inc	93,839
2,000		First Potomac Realty Trust	30,480
2,100		Glimcher Realty Trust	23,478
7,400	e	Hersha Hospitality Trust	55,870
4,170	e	Highwoods Properties, Inc	131,021
32		Home Properties, Inc	1,538
1,500		Investors Real Estate Trust	14,310
3,000	e	iShares Russell 2000 Index Fund	207,090
3,000		Kite Realty Group Trust	37,500
2,000	e	LTC Properties, Inc	51,120
10,000	e	MFA Mortgage Investments, Inc	65,200
3,192	e	Mid-America Apartment Communities, Inc	162,920
2,210	e	Mission West Properties, Inc	24,222
5,000	e	NorthStar Realty Finance Corp	41,600
2,520		Omega Healthcare Investors, Inc	41,958
1,200	e	Post Properties, Inc	35,700
3,161		Potlatch Corp	142,624
1,800		Prospect Capital Corp	23,724
3,395		PS Business Parks, Inc	175,182
2,200	e	Realty Income Corp	50,072
2,430		Saul Centers, Inc	114,186
5,450	e	Senior Housing Properties Trust	106,439
1,576		Sovran Self Storage, Inc	65,499

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,800	e	Strategic Hotels & Resorts, Inc	$101,196
1,600		Sun Communities, Inc	29,168
10,132	e	Sunstone Hotel Investors, Inc	168,191
4,280	e	Tanger Factory Outlet Centers, Inc	153,780
3,050		Urstadt Biddle Properties, Inc (Class A)	44,713

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,963,391

HOTELS AND OTHER LODGING PLACES - 0.03%
2,000	*	Great Wolf Resorts, Inc	8,740
700	*	Riviera Holdings Corp	7,105

		TOTAL HOTELS AND OTHER LODGING PLACES	15,845

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.74%
4,000	e	Actuant Corp (Class A)	125,400
400		Alamo Group, Inc	8,236
3,400	e*	Altra Holdings, Inc	57,154
3,062	e	Ampco-Pittsburgh Corp	136,198
1,753	e*	Astec Industries, Inc	56,341
1,200		Black Box Corp	32,628
5,400	*	Cirrus Logic, Inc	30,024
2,400	e*	Columbus McKinnon Corp	57,792
2,300	*	Cray, Inc	10,672
2,780	e	Curtiss-Wright Corp	124,377
1,000	e*	Dril-Quip, Inc	63,000
10,860	e*	Emulex Corp	126,519
3,878	*	ENGlobal Corp	55,223
4,321	e*	EnPro Industries, Inc	161,346
9,100	*	Extreme Networks, Inc	25,844
300		Graham Corp	22,233
2,850	*	Intermec, Inc	60,078
400	*	Kadant, Inc	9,040
8,400	*	Kulicke & Soffa Industries, Inc	61,236
470	e	Lindsay Manufacturing Co	39,936
1,561	e	Lufkin Industries, Inc	130,000
4,800	e*	Micros Systems, Inc	146,352
5,400	e	Modine Manufacturing Co	66,798
391		Nacco Industries, Inc (Class A)	29,071
1,140	e*	NATCO Group, Inc (Class A)	62,164
3,200	e*	Netgear, Inc	44,352
1,200		NN, Inc	16,728
900		Nordson Corp	65,601
760	e*	Oil States International, Inc	48,214
47,839	e*	Quantum Corp	64,583
4,000	*	Rackable Systems, Inc	53,600
61	*	Rimage Corp	756
5,600	*	Riverbed Technology, Inc	76,832
3,530		Robbins & Myers, Inc	176,041
8,100	e*	Safeguard Scientifics, Inc	10,044
2,260	e	Sauer-Danfoss, Inc	70,399
2,760	e*	Scansource, Inc	73,858
1,100		Standex International Corp	22,814
1,570	*	Super Micro Computer, Inc	11,587
1,000	*	T-3 Energy Services, Inc	79,470
1,820	e	Tennant Co	54,727
4,000		Woodward Governor Co	142,640

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,709,908

INSTRUMENTS AND RELATED PRODUCTS - 6.44%
2,000	*	Affymetrix, Inc	20,580

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

800		Analogic Corp	$50,456
2,600	*	Anaren, Inc	27,482
1,300	*	Angiodynamics, Inc	17,706
1,700	e*	Arthrocare Corp	69,377
1,700	*	Bio-Rad Laboratories, Inc (Class A)	137,513
6,807	e*	Bruker BioSciences Corp	87,470
1,600	*	Cantel Medical Corp	16,192
3,830	e*	Cepheid, Inc	107,700
4,330	e*	Conmed Corp	114,962
5,900	e*	Cynosure, Inc (Class A)	116,938
1,060	*	Dionex Corp	70,352
600	*	Exactech, Inc	15,426
3,542	e*	FARO Technologies, Inc	89,152
2,440	e*	Flir Systems, Inc	98,991
5,010	e*	Fossil, Inc	145,641
810	e*	Haemonetics Corp	44,923
3,200	e*	I-Flow Corp	32,480
3,350	e*	II-VI, Inc	116,982
550	e*	Illumina, Inc	47,911
2,400	e	Invacare Corp	49,056
7,500	e*	ION Geophysical Corp	130,875
800	*	Kensey Nash Corp	25,640
1,800	*	Lydall, Inc	22,590
3,000	e*	Masimo Corp	103,050
1,300	*	Medical Action Industries, Inc	13,481
6,870	*	Merit Medical Systems, Inc	100,989
2,590	e	Mine Safety Appliances Co	103,574
5,030		Movado Group, Inc	99,594
2,997	e	MTS Systems Corp	107,532
1,900	*	NxStage Medical, Inc	7,296
800	e*	Rofin-Sinar Technologies, Inc	24,160
1,100	*	Somanetics Corp	23,320
600	*	SonoSite, Inc	16,806
6,960		STERIS Corp	200,170
800	*	Synovis Life Technologies, Inc	15,064
3,902	*	Teledyne Technologies, Inc	190,379
3,438	*	Varian, Inc	175,544
8,836	e*	Vivus, Inc	59,024
1,100	*	Vnus Medical Technologies, Inc	22,011
2,700	*	Volcano Corp	32,940
2,567	*	Zoll Medical Corp	86,431
400	e*	Zygo Corp	3,932

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,041,692

INSURANCE AGENTS, BROKERS AND SERVICE - 0.09%
100		Hilb Rogal & Hobbs Co	4,346
2,000	e	National Financial Partners Corp	39,640

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	43,986

INSURANCE CARRIERS - 3.89%
5,760	e*	AMERIGROUP Corp	119,808
7,990	e*	Amerisafe, Inc	127,361
1,441	*	Argo Group International Holdings Ltd	48,360
6,050	e	Aspen Insurance Holdings Ltd	143,204
4,740	e	Assured Guaranty Ltd	85,273
1,500		Castlepoint Holdings Ltd	13,635
7,890	*	Centene Corp	132,473
4,830	e*	CNA Surety Corp	61,051
3,200	*	Darwin Professional Underwriters, Inc	98,560

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,200	e*	Hallmark Financial Services	$40,614
3,000	e*	HealthExtras, Inc	90,420
6,470	e*	Healthspring, Inc	109,214
4,200		Meadowbrook Insurance Group, Inc	22,260
3,980	e*	Molina Healthcare, Inc	96,873
600	e	National Interstate Corp	11,028
1,136	*	Navigators Group, Inc	61,401
4,150	e	Odyssey Re Holdings Corp	147,325
5,000	e	Platinum Underwriters Holdings Ltd	163,050
1,500	*	PMA Capital Corp (Class A)	13,815
200	e	Presidential Life Corp	3,084
6,178	e*	Primus Guaranty Ltd	17,978
1,100	*	SeaBright Insurance Holdings, Inc	15,928
600		Tower Group, Inc	12,714
6,506	e*	Universal American Financial Corp	66,491
6,320	e	Validus Holdings Ltd	134,300

		TOTAL INSURANCE CARRIERS	1,836,220

LEATHER AND LEATHER PRODUCTS - 0.33%
2,100	*	Steven Madden Ltd	38,598
4,340	e	Wolverine World Wide, Inc	115,748

		TOTAL LEATHER AND LEATHER PRODUCTS	154,346

LEGAL SERVICES - 0.11%
1,294	*	Pre-Paid Legal Services, Inc	52,562

		TOTAL LEGAL SERVICES	52,562

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.10%
2,150	e*	Emergency Medical Services Corp (Class A)	48,655

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	48,655

LUMBER AND WOOD PRODUCTS - 0.07%
6,000	e*	Champion Enterprises, Inc	35,100

		TOTAL LUMBER AND WOOD PRODUCTS	35,100

METAL MINING - 0.63%
200	e*	Apex Silver Mines Ltd	982
3,000	e*	Coeur d’Alene Mines Corp	8,700
11,590	e*	Hecla Mining Co	107,323
6,400	*	Rosetta Resources, Inc	182,400

		TOTAL METAL MINING	299,405

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.59%
4,100	e	Blyth, Inc	49,323
9,620	e	Callaway Golf Co	113,805
2,400	e*	Jakks Pacific, Inc	52,440
7,000		Nautilus, Inc	35,560
730	e*	RC2 Corp	13,549
2,500	*	Shuffle Master, Inc	12,350

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	277,027

MISCELLANEOUS RETAIL - 1.13%
10,700	*	1-800-FLOWERS.COM, Inc (Class A)	69,015
1,150		Cash America International, Inc	35,650
10,187	*	Ezcorp, Inc (Class A)	129,884
2,700	*	Fuqi International, Inc	23,652
2,930		Longs Drug Stores Corp	123,382
1,300	*	PC Connection, Inc	12,103
1,500	*	PC Mall, Inc	20,340

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,985	e	Systemax, Inc	$87,985
1,500		World Fuel Services Corp	32,910

		TOTAL MISCELLANEOUS RETAIL	534,921

MOTION PICTURES - 0.17%
9,571	e*	Blockbuster, Inc (Class A)	23,928
677	e*	Macrovision Solutions Corp	10,128
3,300		National CineMedia, Inc	35,178
764	e*	tw telecom inc	12,247

		TOTAL MOTION PICTURES	81,481

NONDEPOSITORY INSTITUTIONS - 0.23%
4,924		Advance America Cash Advance Centers, Inc	25,014
200	b*	DVI, Inc	0
1,400	*	Encore Capital Group, Inc	12,362
1,800		Kohlberg Capital Corp	18,000
1,100	*	Mitcham Industries, Inc	18,788
1,200		Patriot Capital Funding, Inc	7,500
3,800	*	thinkorswim Group, Inc	26,790

		TOTAL NONDEPOSITORY INSTITUTIONS	108,454

NONMETALLIC MINERALS, EXCEPT FUELS - 0.31%
1,800		Compass Minerals International, Inc	145,008

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	145,008

OIL AND GAS EXTRACTION - 6.16%
7,800	*	Abraxas Petroleum Corp	42,198
1,100	*	Approach Resources, Inc	29,469
1,900	*	ATP Oil & Gas Corp	74,993
410	e*	Atwood Oceanics, Inc	50,979
4,500	*	Basic Energy Services, Inc	141,750
2,490	e	Berry Petroleum Co (Class A)	146,611
1,260	*	Clayton Williams Energy, Inc	138,537
2,000	e*	Complete Production Services, Inc	72,840
2,224	*	Comstock Resources, Inc	187,772
2,900	*	Concho Resources, Inc	108,170
1,351	e*	Dawson Geophysical Co	80,330
650	e*	Encore Acquisition Co	48,874
9,300	*	Endeavour International Corp	20,181
11,220	e*	Energy Partners Ltd	167,402
9,000	*	Energy XXI Bermuda Ltd	62,280
2,200	*	Gasco Energy, Inc	9,130
500	*	Geokinetics, Inc	9,055
14,162	e*	Grey Wolf, Inc	127,883
2,760	e*	Mariner Energy, Inc	102,037
2,914	e*	McMoRan Exploration Co	80,193
8,700	*	Meridian Resource Corp	25,665
300		Panhandle Oil and Gas, Inc	10,158
2,340		Penn Virginia Corp	176,483
200	m,v*	Petrocorp, Inc	0
1,199	*	PetroHawk Energy Corp	55,526
4,448	e*	Petroquest Energy, Inc	119,651
3,000	*	Quest Resource Corp	34,230
3,280	e*	Stone Energy Corp	216,185
3,100	e*	Swift Energy Co	204,786
2,100	*	Union Drilling, Inc	45,528
2,400	e*	Vaalco Energy, Inc	20,328
1,620	*	W-H Energy Services, Inc	155,099
443	*	Whiting Petroleum Corp	46,993

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,200	*	Willbros Group, Inc	$96,382

		TOTAL OIL AND GAS EXTRACTION	2,907,698

PAPER AND ALLIED PRODUCTS - 0.39%
2,373	*	Buckeye Technologies, Inc	20,076
817		Greif, Inc (Class A)	52,313
3,657	e	Rock-Tenn Co (Class A)	109,673

		TOTAL PAPER AND ALLIED PRODUCTS	182,062

PERSONAL SERVICES - 0.05%
3,400	*	Sally Beauty Holdings, Inc	21,964

		TOTAL PERSONAL SERVICES	21,964

PETROLEUM AND COAL PRODUCTS - 0.37%
5,460	e	Alon USA Energy, Inc	65,302
3,621	*	CVR Energy, Inc	69,704
4,400		Delek US Holdings, Inc	40,524

		TOTAL PETROLEUM AND COAL PRODUCTS	175,530

PRIMARY METAL INDUSTRIES - 1.59%
4,520	e	Belden CDT, Inc	153,138
1,100	e*	Century Aluminum Co	73,139
2,300	*	General Steel Holdings, Inc	36,156
1,173		Matthews International Corp (Class A)	53,090
4,710	e	Mueller Industries, Inc	151,662
1,100		Olympic Steel, Inc	83,512
920		Schnitzer Steel Industries, Inc (Class A)	105,432
600	*	Superior Essex, Inc	26,778
974	*	Universal Stainless & Alloy	36,077
1,500		Worthington Industries, Inc	30,750

		TOTAL PRIMARY METAL INDUSTRIES	749,734

PRINTING AND PUBLISHING - 1.07%
800	e*	ACCO Brands Corp	8,984
5,000	e	Bowne & Co, Inc	63,750
2,600	e*	Consolidated Graphics, Inc	128,102
700		CSS Industries, Inc	16,954
6,200		Ennis, Inc	97,030
1,800	e	Standard Register Co	16,974
6,750	e*	Valassis Communications, Inc	84,510
3,330	e*	VistaPrint Ltd	89,111

		TOTAL PRINTING AND PUBLISHING	505,415

REAL ESTATE - 0.14%
5,740	e*	LoopNet, Inc	64,862

		TOTAL REAL ESTATE	64,862

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.03%
850	e*	Deckers Outdoor Corp	118,320
1,500	e	Schulman (A.), Inc	34,545
3,830	*	Skechers U.S.A., Inc (Class A)	75,681
5,690	e	Tupperware Corp	194,712
1,500	e	West Pharmaceutical Services, Inc	64,920

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	488,178

SECURITY AND COMMODITY BROKERS - 1.55%
1,000	*	Duff & Phelps Corp	16,560
5,900	e	Evercore Partners, Inc (Class A)	56,050
2,400	e*	FCStone Group, Inc	67,032

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,600		GAMCO Investors, Inc (Class A)	$79,392
10,460	e	GFI Group, Inc	94,245
3,030	*	Interactive Brokers Group, Inc (Class A)	97,354
6,900	e*	Knight Capital Group, Inc (Class A)	124,062
1,800	*	LaBranche & Co, Inc	12,744
1,600	e	optionsXpress Holdings, Inc	35,744
2,610	*	Stifel Financial Corp	89,758
3,638	e	SWS Group, Inc	60,427

		TOTAL SECURITY AND COMMODITY BROKERS	733,368

SOCIAL SERVICES - 0.03%
1,600	*	Capital Senior Living Corp	12,064
189	*	Res-Care, Inc	3,360

		TOTAL SOCIAL SERVICES	15,424

SPECIAL TRADE CONTRACTORS - 1.11%
6,346	e*	AsiaInfo Holdings, Inc	75,010
2,400	e	Chemed Corp	87,864
10,210	e	Comfort Systems USA, Inc	137,222
7,910	*	EMCOR Group, Inc	225,672

		TOTAL SPECIAL TRADE CONTRACTORS	525,768

STONE, CLAY, AND GLASS PRODUCTS - 0.25%
5,750	e	Apogee Enterprises, Inc	92,920
3,500		Libbey, Inc	26,040

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	118,960

TEXTILE MILL PRODUCTS - 0.07%
8,500		Xerium Technologies, Inc	33,660

		TOTAL TEXTILE MILL PRODUCTS	33,660

TOBACCO PRODUCTS - 0.18%
1,900	e	Universal Corp	85,918

		TOTAL TOBACCO PRODUCTS	85,918

TRANSPORTATION BY AIR - 0.19%
1,200	e*	Allegiant Travel Co	22,308
100	e*	PHI, Inc	4,017
2,340	e*	Republic Airways Holdings, Inc	20,264
1,400	e	Skywest, Inc	17,710
5,100		UAL Corp	26,622

		TOTAL TRANSPORTATION BY AIR	90,921

TRANSPORTATION EQUIPMENT - 2.16%
3,030	e	American Railcar Industries, Inc	50,843
2,508	e*	Amerigon, Inc	17,832
5,849	e	ArvinMeritor, Inc	72,996
2,000	*	ATC Technology Corp	46,560
10,697	e*	Cogo Group, Inc	97,450
1,700		Ducommun, Inc	39,032
1,350	e	Heico Corp	43,929
600	*	LMI Aerospace, Inc	10,542
4,250	e*	Orbital Sciences Corp	100,130
2,440	e	Polaris Industries, Inc	98,527
2,500	e	Spartan Motors, Inc	18,675
4,560	e*	Tenneco, Inc	61,697
2,350	e	Triumph Group, Inc	110,685
18,300	*	Visteon Corp	48,129
4,140	e	Westinghouse Air Brake Technologies Corp	201,287

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

		TOTAL TRANSPORTATION EQUIPMENT	$1,018,314

TRANSPORTATION SERVICES - 0.93%
500	*	Dynamex, Inc	13,405
4,438	e*	HUB Group, Inc (Class A)	151,469
6,300	*	Lear Corp	89,334
8,620	e	Pacer International, Inc	185,416

		TOTAL TRANSPORTATION SERVICES	439,624

TRUCKING AND WAREHOUSING - 0.22%
2,284	e	Arkansas Best Corp	83,686
1,000	*	Saia, Inc	10,920
700	*	YRC Worldwide, Inc	10,409

		TOTAL TRUCKING AND WAREHOUSING	105,015

WATER TRANSPORTATION - 0.60%
1,540	e	Genco Shipping & Trading Ltd	100,408
800	*	International Shipholding Corp	18,752
2,520	e*	TBS International Ltd (Class A)	100,674
2,100		Teekay Tankers Ltd	48,741
1,000	e*	Ultrapetrol Bahamas Ltd	12,610

		TOTAL WATER TRANSPORTATION	281,185

WHOLESALE TRADE-DURABLE GOODS - 1.83%
6,120	e	Applied Industrial Technologies, Inc	147,920
5,560	e	Barnes Group, Inc	128,380
1,970	e	Castle (A.M.) & Co	56,362
1,500	*	Digi International, Inc	11,775
4,170	e*	Drew Industries, Inc	66,512
1,695	e	Houston Wire & Cable Co	33,731
5,500	e	IKON Office Solutions, Inc	62,040
1,100	*	Insight Enterprises, Inc	12,903
1,626	e*	MWI Veterinary Supply, Inc	53,837
3,630	e	Owens & Minor, Inc	165,855
4,858	*	PSS World Medical, Inc	79,185
1,600	*	Solera Holdings, Inc	44,250

		TOTAL WHOLESALE TRADE-DURABLE GOODS	862,750

WHOLESALE TRADE-NONDURABLE GOODS - 0.60%
1,400	e*	Fresh Del Monte Produce, Inc	32,990
3,200	*	LSB Industries, Inc	63,360
6,933	e	Spartan Stores, Inc	159,459
660	e*	United Stationers, Inc	24,387

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	280,196

		TOTAL COMMON STOCKS (Cost $49,229,336)	47,048,923

SHORT-TERM INVESTMENTS - 29.81%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.81%
14,080,276			14,080,276
		TOTAL SHORT-TERM INVESTMENTS (Cost $14,080,276)	14,080,276

		TOTAL PORTFOLIO - 129.43% (Cost $63,309,612)	61,129,199
		OTHER ASSETS & LIABILITIES, NET - (29.43)%	(13,901,143)

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES	COMPANY	VALUE

	NET ASSETS - 100.00%	$47,228,056

*	Non-income producing.

b	In bankruptcy.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

STATEMENT OF INVESTMENTS (unaudited)

June 30, 2008

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.49%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
439	e*	Chiquita Brands International, Inc	$6,660

		TOTAL AGRICULTURAL PRODUCTION-CROPS	6,660

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
200	e	Cal-Maine Foods, Inc	6,598
439	e	Pilgrim’s Pride Corp	5,703
4	e	Seaboard Corp	6,204

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	18,505

AGRICULTURAL SERVICES - 0.00%**
130	e*	Cadiz, Inc	2,096

		TOTAL AGRICULTURAL SERVICES	2,096

AMUSEMENT AND RECREATION SERVICES - 0.58%
3,318	*	Activision, Inc	113,044
604	e*	Bally Technologies, Inc	20,415
134	e	Churchill Downs, Inc	4,673
267	e	Dover Downs Gaming & Entertainment, Inc	1,714
338		International Speedway Corp (Class A)	13,192
256	e*	Leapfrog Enterprises, Inc	2,130
387	e*	Life Time Fitness, Inc	11,436
749	e*	Live Nation, Inc	7,924
593	e*	Marvel Entertainment, Inc	19,059
843	*	Penn National Gaming, Inc	27,102
793	e*	Pinnacle Entertainment, Inc	8,319
1,200	e*	Six Flags, Inc	1,380
164	e	Speedway Motorsports, Inc	3,342
178	e*	Town Sports International Holdings, Inc	1,663
21,678		Walt Disney Co	676,354
675	e	Warner Music Group Corp	4,820
859	v*	Westwood One, Inc	1,039
500	e*	WMS Industries, Inc	14,885
251	e	World Wrestling Entertainment, Inc	3,883

		TOTAL AMUSEMENT AND RECREATION SERVICES	936,374

APPAREL AND ACCESSORY STORES - 0.49%
944	e	Abercrombie & Fitch Co (Class A)	59,170
763	e*	Aeropostale, Inc	23,905
1,966		American Eagle Outfitters, Inc	26,797
671	e*	AnnTaylor Stores Corp	16,077
380	e	Bebe Stores, Inc	3,652
482	e	Brown Shoe Co, Inc	6,531
97	e	Buckle, Inc	4,436
300	*	Cache, Inc	3,210
638	*	Carter’s, Inc	8,817
318	e*	Casual Male Retail Group, Inc	970
325		Cato Corp (Class A)	4,628

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

270	*	Charlotte Russe Holding, Inc	$4,795
1,400	e*	Charming Shoppes, Inc	6,426
1,896	e*	Chico’s FAS, Inc	10,182
222	e*	Children’s Place Retail Stores, Inc	8,014
390	e	Christopher & Banks Corp	2,652
380	e*	Citi Trends, Inc	8,611
733	e*	Collective Brands, Inc	8,525
600	*	Dress Barn, Inc	8,028
200	*	DSW, Inc (Class A)	2,356
681		Finish Line, Inc (Class A)	5,925
1,692		Foot Locker, Inc	21,065
5,541		Gap, Inc	92,368
1,034	e*	Hanesbrands, Inc	28,063
450	*	HOT Topic, Inc	2,435
510	e*	J Crew Group, Inc	16,835
242	e*	Jo-Ann Stores, Inc	5,573
180	e*	JOS A Bank Clothiers, Inc	4,815
3,515	*	Kohl’s Corp	140,741
3,240		Limited Brands, Inc	54,594
512	*	New York & Co, Inc	4,675
2,071	e	Nordstrom, Inc	62,751
675	e*	Pacific Sunwear Of California, Inc	5,758
1,561		Ross Stores, Inc	55,447
66	e*	Shoe Carnival, Inc	778
411		Stage Stores, Inc	4,796
232	e	Talbots, Inc	2,689
359	e*	Tween Brands, Inc	5,909
311	e*	Under Armour, Inc (Class A)	7,974
1,238	e*	Urban Outfitters, Inc	38,613
1,045	e*	Wet Seal, Inc (Class A)	4,985

		TOTAL APPAREL AND ACCESSORY STORES	784,571

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
165	e	Columbia Sportswear Co	6,064
340	e*	G-III Apparel Group Ltd	4,196
686		Guess ?, Inc	25,691
323	*	Gymboree Corp	12,943
984	e	Jones Apparel Group, Inc	13,530
1,079	e	Liz Claiborne, Inc	15,268
150	e*	Lululemon Athletica, Inc	4,359
300	*	Maidenform Brands, Inc	4,050
583		Phillips-Van Heusen Corp	21,349
663		Polo Ralph Lauren Corp	41,623
1,365	*	Quiksilver, Inc	13,404
141	*	True Religion Apparel, Inc	3,758
995		VF Corp	70,824
488	*	Warnaco Group, Inc	21,506

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	258,565

AUTO REPAIR, SERVICES AND PARKING - 0.08%
100	e*	Amerco, Inc	4,768
268	*	Dollar Thrifty Automotive Group, Inc	2,533
816	*	Exide Technologies	13,676
261	*	Federal Mogul Corp (Class A)	4,210
3,615	*	Hertz Global Holdings, Inc	34,704
251	e*	Midas, Inc	3,389
349	e	Monro Muffler, Inc	5,406

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

655	e	Ryder System, Inc	$45,116
97	*	Standard Parking Corp	1,765
400	*	Wright Express Corp	9,920

		TOTAL AUTO REPAIR, SERVICES AND PARKING	125,487

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.14%
1,084		Advance Auto Parts	42,092
359		Asbury Automotive Group, Inc	4,613
1,314	e*	Autonation, Inc	13,166
467	e*	Autozone, Inc	56,512
2,342	e*	Carmax, Inc	33,233
763	*	Copart, Inc	32,672
495	e*	CSK Auto Corp	5,188
200	e*	MarineMax, Inc	1,434
1,313	*	O’Reilly Automotive, Inc	29,346
570	e	Penske Auto Group, Inc	8,402
333	e*	Rush Enterprises, Inc (Class A)	3,999
287	e	Sonic Automotive, Inc (Class A)	3,699

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	234,356

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.53%
200	e*	Builders FirstSource, Inc	1,062
798	e*	Central Garden and Pet Co (Class A)	3,272
1,436	e	Fastenal Co	61,978
19,168		Home Depot, Inc	448,915
16,631		Lowe’s Cos, Inc	345,093

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	860,320

BUSINESS SERVICES - 7.31%
4,200	*	3Com Corp	8,904
128	e*	3D Systems Corp	1,216
556	e	Aaron Rents, Inc	12,415
474	e	ABM Industries, Inc	10,547
6,794		Accenture Ltd (Class A)	276,652
400	e*	ACI Worldwide, Inc	7,036
620	e*	Actuate Corp	2,424
741	e	Acxiom Corp	8,514
200	e	Administaff, Inc	5,578
6,150	*	Adobe Systems, Inc	242,249
300	e*	Advent Software, Inc	10,824
1,024	*	Affiliated Computer Services, Inc (Class A)	54,774
269	e	Aircastle Ltd	2,262
1,807	e*	Akamai Technologies, Inc	62,866
883	e*	Alliance Data Systems Corp	49,934
2,332	*	Amdocs Ltd	68,607
412	e*	American Reprographics Co	6,860
357	*	AMN Healthcare Services, Inc	6,040
136	*	Ansoft Corp	4,950
845	*	Ansys, Inc	39,816
410		Arbitron, Inc	19,475
968	e*	Ariba, Inc	14,239
1,213	*	Art Technology Group, Inc	3,882
96	e	Asset Acceptance Capital Corp	1,173
234	*	athenahealth, Inc	7,198
2,655	*	Autodesk, Inc	89,766
5,922		Automatic Data Processing, Inc	248,132
1,088	*	Avis Budget Group, Inc	9,107

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
484	e*	Avocent Corp	$9,002
140	e*	Bankrate, Inc	5,470
2,100	ev*	BearingPoint, Inc	1,722
248	*	BGC Partners, Inc (Class A)	1,872
479		Blackbaud, Inc	10,251
353	*	Blackboard, Inc	13,495
390	*	Blue Coat Systems, Inc	5,503
2,197	*	BMC Software, Inc	79,092
300	*	Bottomline Technologies, Inc	2,919
797	e*	BPZ Energy, Inc	23,432
549		Brady Corp (Class A)	18,957
477		Brink’s Co	31,205
4,485		CA, Inc	103,559
357	*	CACI International, Inc (Class A)	16,340
3,072	*	Cadence Design Systems, Inc	31,027
333	*	Callidus Software, Inc	1,665
161	*	Capella Education Co	9,604
342	e*	Cavium Networks, Inc	7,182
854	e*	CBIZ, Inc	6,789
768	e*	Cerner Corp	34,698
783	*	ChoicePoint, Inc	37,741
338	e*	Chordiant Software, Inc	1,690
532	*	Ciber, Inc	3,304
2,090	*	Citrix Systems, Inc	61,467
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	7,132
118	*	Clinical Data, Inc	1,684
529	e*	CMGI, Inc	5,607
706	e*	Cogent Communications Group, Inc	9,460
473	e*	Cogent, Inc	5,378
459	e	Cognex Corp	10,580
3,324	*	Cognizant Technology Solutions Corp (Class A)	108,063
487	*	Commvault Systems, Inc	8,104
227	e	Compass Diversified Trust	2,595
165	*	Compellent Technologies, Inc	1,871
65		Computer Programs & Systems, Inc	1,126
1,718	*	Computer Sciences Corp	80,471
3,298	*	Compuware Corp	31,463
100	e*	COMSYS IT Partners, Inc	912
491	e*	Concur Technologies, Inc	16,316
234	*	Constant Contact, Inc	4,411
1,409	*	Convergys Corp	20,938
222	e*	CoStar Group, Inc	9,868
485	*	CSG Systems International, Inc	5,345
843	*	Cybersource Corp	14,103
377	e*	Data Domain, Inc	8,795
485	e*	DealerTrack Holdings, Inc	6,843
567		Deluxe Corp	10,104
232	*	Digimarc Corp	3,285
453	*	Digital River, Inc	17,477
259	*	DivX, Inc	1,901
202	*	Double-Take Software, Inc	2,775
509	e*	DST Systems, Inc	28,020
372	e*	DynCorp International, Inc (Class A)	5,636
1,405	*	Earthlink, Inc	12,153
12,924	*	eBay, Inc	353,213
24	*	Ebix, Inc	1,865
330	e*	Echelon Corp	3,597

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
621	e*	Eclipsys Corp	$11,402
248	e	Electro Rent Corp	3,110
3,624	*	Electronic Arts, Inc	161,014
5,835		Electronic Data Systems Corp	143,774
714	*	Entrust, Inc	2,099
698	e*	Epicor Software Corp	4,823
405	e*	EPIQ Systems, Inc	5,751
1,500		Equifax, Inc	50,430
435	e*	Equinix, Inc	38,811
1,464	e*	Evergreen Energy, Inc	2,547
250	e*	ExlService Holdings, Inc	3,508
2,359	*	Expedia, Inc	43,358
920	e*	F5 Networks, Inc	26,146
486	e	Factset Research Systems, Inc	27,391
659	e	Fair Isaac Corp	13,687
313	e*	FalconStor Software, Inc	2,216
2,182		Fidelity National Information Services, Inc	80,538
113	e*	First Advantage Corp (Class A)	1,791
1,865	*	Fiserv, Inc	84,615
178	*	Forrester Research, Inc	5,497
300		FTD Group, Inc	3,999
739	e*	Gartner, Inc	15,312
244	e*	Gerber Scientific, Inc	2,777
565	*	Getty Images, Inc	19,170
252	e	Gevity HR, Inc	1,356
362	e*	Global Cash Access, Inc	2,483
190	e*	Global Sources Ltd	2,884
2,694	*	Google, Inc (Class A)	1,418,175
180	e*	H&E Equipment Services, Inc	2,164
476	*	Hackett Group, Inc	2,732
740	e	Healthcare Services Group	11,255
310	e	Heartland Payment Systems, Inc	7,316
200	e	Heidrick & Struggles International, Inc	5,528
2,084	e*	HLTH Corp	23,591
227	e*	HMS Holdings Corp	4,874
326	*	Hudson Highland Group, Inc	3,413
570	*	Hypercom Corp	2,508
400	e*	i2 Technologies, Inc	4,972
213	*	iGate Corp	1,732
492	e*	IHS, Inc (Class A)	34,243
2,061		IMS Health, Inc	48,021
311		infoGROUP, Inc	1,365
974	*	Informatica Corp	14,649
367		Infospace, Inc	3,057
259	e*	Innerworkings, Inc	3,098
87	e	Integral Systems, Inc	3,367
387		Interactive Data Corp	9,725
144	e*	Interactive Intelligence, Inc	1,676
538	e*	Internap Network Services Corp	2,518
405	e*	Internet Capital Group, Inc	3,131
5,198	e*	Interpublic Group of Cos, Inc	44,703
401	*	Interwoven, Inc	4,816
3,650	*	Intuit, Inc	100,631
377	e*	inVentiv Health, Inc	10,477
2,090	e*	Iron Mountain, Inc	55,490
800	e	Jack Henry & Associates, Inc	17,312
245	*	JDA Software Group, Inc	4,435

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
5,853	*	Juniper Networks, Inc	$129,820
300	e	Kelly Services, Inc (Class A)	5,799
276	e*	Kenexa Corp	5,200
168	e*	Keynote Systems, Inc	2,164
271	*	Kforce, Inc	2,301
644	e*	Kinetic Concepts, Inc	25,702
298	e*	Knot, Inc	2,914
500	e*	Korn/Ferry International	7,865
905	e*	Lamar Advertising Co (Class A)	32,607
1,343	*	Lawson Software, Inc	9,764
1,850	e*	Limelight Networks, Inc	7,067
163	*	Liquidity Services, Inc	1,879
570	e*	Magma Design Automation, Inc	3,460
311	*	Manhattan Associates, Inc	7,380
925		Manpower, Inc	53,872
309	*	Mantech International Corp (Class A)	14,869
206	e	Marchex, Inc (Class B)	2,538
844		Mastercard, Inc (Class A)	224,099
1,833	*	McAfee, Inc	62,377
1,031	e*	Mentor Graphics Corp	16,290
91,339	d	Microsoft Corp	2,512,736
100	*	MicroStrategy, Inc (Class A)	6,475
300	e*	Midway Games, Inc	660
165	*	Monotype Imaging Holdings, Inc	2,010
1,346	e*	Monster Worldwide, Inc	27,741
3,079	*	Move, Inc	7,174
1,117	*	MPS Group, Inc	11,874
477	e*	MSC.Software Corp	5,237
1,071	*	NAVTEQ Corp	82,467
74	*	NCI, Inc (Class A)	1,693
2,098	*	NCR Corp	52,870
400	*	Ness Technologies, Inc	4,048
510	e*	NetFlix, Inc	13,296
341	*	Netscout Systems, Inc	3,642
310	e	NIC, Inc	2,117
4,067	*	Novell, Inc	23,955
1,877	*	Nuance Communications, Inc	29,413
3,758		Omnicom Group, Inc	168,659
531	e*	Omniture, Inc	9,861
282	e*	On Assignment, Inc	2,262
222	e*	Online Resources Corp	1,854
44,200	*	Oracle Corp	928,200
1,404	*	Parametric Technology Corp	23,405
237		PC-Tel, Inc	2,273
162		Pegasystems, Inc	2,181
202	*	PeopleSupport, Inc	1,717
320	e*	Perficient, Inc	3,091
953	*	Perot Systems Corp (Class A)	14,305
640	*	Phase Forward, Inc	11,501
306	*	Phoenix Technologies Ltd	3,366
176	e*	Portfolio Recovery Associates, Inc	6,600
762	*	Premiere Global Services, Inc	11,110
476	*	Progress Software Corp	12,171
147	*	PROS Holdings, Inc	1,651
108	e	QAD, Inc	731
199	e	Quality Systems, Inc	5,827
829	e*	Quest Software, Inc	12,277

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
237	*	Radiant Systems, Inc	$2,543
187	*	Radisys Corp	1,694
754	e*	Raser Technologies, Inc	7,344
1,196	*	RealNetworks, Inc	7,894
2,113	e*	Red Hat, Inc	43,718
100	e	Renaissance Learning, Inc	1,121
770	*	Rent-A-Center, Inc	15,839
200	*	RightNow Technologies, Inc	2,734
230	e*	Riskmetrics Group Inc	4,517
1,625	e	Robert Half International, Inc	38,951
466		Rollins, Inc	6,906
230	e*	RSC Holdings, Inc	2,130
792	*	S1 Corp	5,995
1,100	e*	Salesforce.com, Inc	75,053
996	*	Sapient Corp	6,394
618	e*	Secure Computing Corp	2,559
101	e*	SI International, Inc	2,115
620	e*	Smith Micro Software, Inc	3,534
351	e*	Sohu.com, Inc	24,724
542	*	SonicWALL, Inc	3,496
3,028	e*	Sonus Networks, Inc	10,356
720	e	Sotheby’s	18,986
235	*	Sourcefire, Inc	1,817
624	*	Spherion Corp	2,883
200	e*	SPSS, Inc	7,274
419	*	SRA International, Inc (Class A)	9,411
234	e*	Stratasys, Inc	4,320
255	*	SuccessFactors, Inc	2,792
8,985	e*	Sun Microsystems, Inc	97,757
513	*	SupportSoft, Inc	1,667
1,054	e*	Sybase, Inc	31,009
356	*	SYKES Enterprises, Inc	6,714
9,587	*	Symantec Corp	185,508
203	e*	Synchronoss Technologies, Inc	1,833
134	e*	SYNNEX Corp	3,362
1,602	*	Synopsys, Inc	38,304
140	e	Syntel, Inc	4,721
925	*	Take-Two Interactive Software, Inc	23,652
200	e	TAL International Group, Inc	4,548
177	e*	Taleo Corp (Class A)	3,467
455	*	TeleTech Holdings, Inc	9,082
112		Textainer Group Holdings Ltd	2,187
196	e	TheStreet.com, Inc	1,276
787	e*	THQ, Inc	15,945
2,110	*	TIBCO Software, Inc	16,142
259	e*	TNS, Inc	6,206
1,857	e	Total System Services, Inc	41,263
359	e*	TradeStation Group, Inc	3,644
444	e*	Trizetto Group, Inc	9,493
550	e*	TrueBlue, Inc	7,266
242	e*	Ultimate Software Group, Inc	8,622
3,813	*	Unisys Corp	15,061
750	e	United Online, Inc	7,523
1,054	*	United Rentals, Inc	20,669
1,094	*	Valueclick, Inc	16,574
248	e*	Vasco Data Security International	2,611
2,198	*	VeriSign, Inc	83,084

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
263		Viad Corp	$6,783
306	e*	Vignette Corp	3,672
5,062		Visa, Inc (Class A)	411,591
471	e*	VMware, Inc (Class A)	25,368
142	*	Vocus, Inc	4,568
150	e*	Volt Information Sciences, Inc	1,787
5,583		Waste Management, Inc	210,535
51	e*	WebMD Health Corp (Class A)	1,423
564	*	Websense, Inc	9,498
309	*	Website Pros, Inc	2,574
752	*	Wind River Systems, Inc	8,189
15,649	*	Yahoo!, Inc	323,308

		TOTAL BUSINESS SERVICES	11,829,983

CHEMICALS AND ALLIED PRODUCTS - 9.41%
17,533		Abbott Laboratories	928,723
75	*	Abraxis Bioscience, Inc	4,760
300	e*	Acadia Pharmaceuticals, Inc	1,107
552	e*	Acorda Therapeutics, Inc	18,122
524	*	Adolor Corp	2,872
2,397	e	Air Products & Chemicals, Inc	236,967
276	*	Albany Molecular Research, Inc	3,663
1,040		Albemarle Corp	41,506
1,000	e	Alberto-Culver Co	26,270
438	e*	Alexion Pharmaceuticals, Inc	31,755
1,288	e*	Alkermes, Inc	15,920
468	e*	Allos Therapeutics, Inc	3,234
344	e*	Alnylam Pharmaceuticals, Inc	9,195
534	e*	Alpharma, Inc (Class A)	12,031
157	e*	AMAG Pharmaceuticals, Inc	5,354
702	e*	American Oriental Bioengineering, Inc	6,929
146	e	American Vanguard Corp	1,796
12,388	*	Amgen, Inc	584,218
303	e*	APP Pharmaceuticals, Inc	5,066
340	e	Arch Chemicals, Inc	11,271
492	e*	Arena Pharmaceuticals, Inc	2,553
364	e*	Arqule, Inc	1,183
600	e*	Array Biopharma, Inc	2,820
600	e*	Auxilium Pharmaceuticals, Inc	20,172
175	*	Avant Immunotherapeutics, Inc	2,548
550	e*	Aventine Renewable Energy Holdings, Inc	2,420
1,116		Avery Dennison Corp	49,026
4,980		Avon Products, Inc	179,380
184	e	Balchem Corp	4,256
1,229	*	Barr Pharmaceuticals, Inc	55,403
222	e*	Bentley Pharmaceuticals, Inc	3,585
125	*	Biodel, Inc	1,625
3,245	*	Biogen Idec, Inc	181,363
1,137	e*	BioMarin Pharmaceuticals, Inc	32,950
730	e*	BioMimetic Therapeutics, Inc	8,702
22,341		Bristol-Myers Squibb Co	458,661
696	e	Cabot Corp	16,920
730	e*	Calgon Carbon Corp	11,286
206	*	Cambrex Corp	1,209
1,505		Celanese Corp (Series A)	68,718
2,250	e*	Cell Genesys, Inc	5,850
764	e*	Cephalon, Inc	50,951

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
641		CF Industries Holdings, Inc	$97,945
749	*	Charles River Laboratories International, Inc	47,876
249	e*	Chattem, Inc	16,197
2,762		Chemtura Corp	16,130
789	e	Church & Dwight Co, Inc	44,460
1,568		Clorox Co	81,850
5,777		Colgate-Palmolive Co	399,191
554	*	Columbia Laboratories, Inc	1,828
171	*	Cougar Biotechnology, Inc	4,075
711	*	Cubist Pharmaceuticals, Inc	12,698
565	e*	Cypress Bioscience, Inc	4,062
525		Cytec Industries, Inc	28,644
1,113	e*	Dendreon Corp	4,953
3,461	e*	Discovery Laboratories, Inc	5,711
10,586	e	Dow Chemical Co	369,557
10,248		Du Pont (E.I.) de Nemours & Co	439,537
698	e*	Durect Corp	2,562
868		Eastman Chemical Co	59,770
2,062		Ecolab, Inc	88,645
11,292		Eli Lilly & Co	521,239
350	e*	Elizabeth Arden, Inc	5,313
400	e*	Enzon Pharmaceuticals, Inc	2,848
1,158	e	Estee Lauder Cos (Class A)	53,789
494		Ferro Corp	9,267
854		FMC Corp	66,134
3,498	*	Forest Laboratories, Inc	121,521
5,297	*	Genentech, Inc	402,042
3,042	*	Genzyme Corp	219,085
1,012	e*	Geron Corp	3,491
10,494	*	Gilead Sciences, Inc	555,657
400	e*	GTx, Inc	5,740
603		H.B. Fuller Co	13,531
705	e*	Halozyme Therapeutics, Inc	3,793
1,449		Hercules, Inc	24,532
1,809	e*	Hospira, Inc	72,559
1,379	e*	Human Genome Sciences, Inc	7,185
1,847		Huntsman Corp	21,056
325	*	ICO, Inc	1,957
135	e*	Idenix Pharmaceuticals, Inc	981
237	*	Idera Pharmaceuticals, Inc	3,463
720	*	Idexx Laboratories, Inc	35,093
675	e*	ImClone Systems, Inc	27,311
866	*	Immucor, Inc	22,412
507	e*	Indevus Pharmaceuticals, Inc	796
229		Innophos Holdings, Inc	7,317
262		Innospec, Inc	4,931
472	*	Inspire Pharmaceuticals, Inc	2,020
140	e	Inter Parfums, Inc	2,100
314	e*	InterMune, Inc	4,120
910		International Flavors & Fragrances, Inc	35,545
868	e*	Inverness Medical Innovations, Inc	28,792
1,048	e*	Invitrogen Corp	41,144
453	e*	Javelin Pharmaceuticals, Inc	1,051
162	e	Kaiser Aluminum Corp	8,672
2,812	e*	King Pharmaceuticals, Inc	29,442
239		Koppers Holdings, Inc	10,007
360	*	KV Pharmaceutical Co (Class A)	6,959

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
230	e*	Landec Corp	$1,488
993	e*	Ligand Pharmaceuticals, Inc (Class B)	2,582
776		Lubrizol Corp	35,952
342	e	Mannatech, Inc	1,860
300	e*	MannKind Corp	900
338	e*	Martek Biosciences Corp	11,394
1,476	e*	Medarex, Inc	9,756
547	*	Medicines Co	10,842
596	e	Medicis Pharmaceutical Corp (Class A)	12,385
232	e*	Medivation, Inc	2,745
24,421		Merck & Co, Inc	920,427
433	e	Meridian Bioscience, Inc	11,656
246	e	Minerals Technologies, Inc	15,643
571	e*	Momenta Pharmaceuticals, Inc	7,023
6,244		Monsanto Co	789,491
1,791		Mosaic Co	259,158
3,428	e	Mylan Laboratories, Inc	41,376
612	e*	Nabi Biopharmaceuticals	2,411
1,607	e	Nalco Holding Co	33,988
580	*	NBTY, Inc	18,595
559	e*	Neurocrine Biosciences, Inc	2,342
154	e	NewMarket Corp	10,199
113	e	NL Industries, Inc	1,077
200	e*	Noven Pharmaceuticals, Inc	2,138
544	*	NPS Pharmaceuticals, Inc	2,421
203	*	Obagi Medical Products, Inc	1,736
850	e	Olin Corp	22,253
346	*	OM Group, Inc	11,345
151	e*	Omrix Biopharmaceuticals, Inc	2,377
600	e*	Onyx Pharmaceuticals, Inc	21,360
278	*	Optimer Pharmaceuticals, Inc	2,255
360	e*	OraSure Technologies, Inc	1,346
224	*	Orexigen Therapeutics, Inc	1,767
651	e*	OSI Pharmaceuticals, Inc	26,899
170	*	Osiris Therapeutics, Inc	2,185
235	e*	Pacific Ethanol, Inc	425
300	e*	Pain Therapeutics, Inc	2,370
364	e*	Par Pharmaceutical Cos, Inc	5,908
647	*	Parexel International Corp	17,023
1,273		PDL BioPharma, Inc	13,519
889	e	Perrigo Co	28,244
199	e*	PetMed Express, Inc	2,438
76,974		Pfizer, Inc	1,344,736
176	*	Pharmasset, Inc	3,323
321	*	PharMerica Corp	7,251
965	*	PolyOne Corp	6,726
200	e*	Pozen, Inc	2,176
1,886		PPG Industries, Inc	108,200
3,562		Praxair, Inc	335,683
400	*	Prestige Brands Holdings, Inc	4,264
34,735		Procter & Gamble Co	2,112,235
300	e*	Progenics Pharmaceuticals, Inc	4,761
622	*	Questcor Pharmaceuticals, Inc	2,886
333	e*	Quidel Corp	5,501
475	*	Rockwood Holdings, Inc	16,530
1,509	e	Rohm & Haas Co	70,078
1,385	e	RPM International, Inc	28,531

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
382	e*	Salix Pharmaceuticals Ltd	$2,685
18,446		Schering-Plough Corp	363,202
375	e	Sciele Pharma, Inc	7,256
464		Scotts Miracle-Gro Co (Class A)	8,152
600	e	Sensient Technologies Corp	16,896
1,184	e*	Sepracor, Inc	23,585
1,145	e	Sherwin-Williams Co	52,590
1,466		Sigma-Aldrich Corp	78,959
688	*	Solutia, Inc	8,820
100		Stepan Co	4,562
147	e*	SurModics, Inc	6,591
584	*	Theravance, Inc	6,932
498	*	Third Wave Technologies, Inc	5,558
225	*	Ulta Salon Cosmetics & Fragrance, Inc	2,529
240	*	United Therapeutics Corp	23,460
92	e*	USANA Health Sciences, Inc	2,472
1,324	e*	USEC, Inc	8,050
1,091	e*	Valeant Pharmaceuticals International	18,667
1,144	e	Valspar Corp	21,633
1,018	e*	VCA Antech, Inc	28,280
708	e*	Verasun Energy Corp	2,924
1,601	*	Vertex Pharmaceuticals, Inc	53,585
739	e*	Viropharma, Inc	8,173
994	e*	Warner Chilcott Ltd (Class A)	16,848
1,189	*	Watson Pharmaceuticals, Inc	32,305
220	e	Westlake Chemical Corp	3,269
802	e*	WR Grace & Co	18,839
15,169		Wyeth	727,505
288	*	Xenoport, Inc	11,241
1,452	e*	XOMA Ltd	2,454
405	e*	Zymogenetics, Inc	3,410

		TOTAL CHEMICALS AND ALLIED PRODUCTS	15,216,538

COAL MINING - 0.52%
799	*	Alpha Natural Resources, Inc	83,328
1,642	e	Arch Coal, Inc	123,199
2,082		Consol Energy, Inc	233,954
1,314	e*	International Coal Group, Inc	17,148
288	*	James River Coal Co	16,903
917		Massey Energy Co	85,969
293	*	National Coal Corp	2,599
3,089	e	Peabody Energy Corp	271,986
108	*	Westmoreland Coal Co	2,280

		TOTAL COAL MINING	837,366

COMMUNICATIONS - 4.12%
463	e	Alaska Communications Systems Group, Inc	5,528
4,540	*	American Tower Corp (Class A)	191,815
356	e*	Anixter International, Inc	21,178
580	*	Aruba Networks, Inc	3,033
67,592		AT&T, Inc	2,277,174
105	e	Atlantic Tele-Network, Inc	2,889
200	e*	Audiovox Corp (Class A)	1,964
552	e*	Brightpoint, Inc	4,030
2,521	e*	Cablevision Systems Corp (Class A)	56,975
178	e*	Cbeyond Communications, Inc	2,852
766	*	Centennial Communications Corp	5,354

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
410	*	Central European Media Enterprises Ltd (Class A)	$37,117
1,226	*	CenturyTel, Inc	43,633
4,638	e*	Charter Communications, Inc (Class A)	4,870
3,005	*	Cincinnati Bell, Inc	11,960
2,372	e*	Citadel Broadcasting Corp	2,894
4,179	e*	Citizens Communications Co	47,390
5,632	e	Clear Channel Communications, Inc	198,246
765	e*	Clearwire Corp (Class A)	9,914
31,901		Comcast Corp (Class A)	605,162
305	e	Consolidated Communications Holdings, Inc	4,541
496	e*	Cox Radio, Inc (Class A)	5,853
3,142	e*	Crown Castle International Corp	121,690
200	e*	Crown Media Holdings, Inc (Class A)	948
567	*	CTC Media, Inc	13,982
671	e*	Cumulus Media, Inc (Class A)	2,644
145	e*	DG FastChannel, Inc	2,501
6,782	e*	DIRECTV Group, Inc	175,722
2,386	*	DISH Network Corp (Class A)	69,862
1,677		Embarq Corp	79,272
421	e	Entercom Communications Corp (Class A)	2,955
810	e*	Entravision Communications Corp (Class A)	3,256
922	e	Fairpoint Communications, Inc	6,648
1,894	e*	FiberTower Corp	2,652
52	e	Fisher Communications, Inc	1,791
1,594	*	Foundry Networks, Inc	18,841
464	e*	General Communication, Inc (Class A)	3,188
193	e*	GeoEye, Inc	3,418
267	*	Global Crossing Ltd	4,790
882		Global Payments, Inc	41,101
420	e	Gray Television, Inc	1,205
327	e	Hearst-Argyle Television, Inc	6,278
71	e*	Hughes Communications, Inc	3,485
1,912	*	IAC/InterActiveCorp	36,863
361	e	Ibasis, Inc	1,184
1,142	e*	ICO Global Communications Holdings Ltd	3,723
614	e	IDT Corp (Class B)	1,044
400	e	Iowa Telecommunications Services, Inc	7,044
180	*	iPCS, Inc	5,333
680	e*	j2 Global Communications, Inc	15,640
284	e*	Knology, Inc	3,121
598	e*	Leap Wireless International, Inc	25,816
17,634	e*	Level 3 Communications, Inc	52,020
3,741	e*	Liberty Global, Inc (Class A)	117,580
1,471	e*	Liberty Media Corp - Capital (Series A)	21,182
5,884	*	Liberty Media Corp - Entertainment (Series A)	142,569
6,761	*	Liberty Media Holding Corp (Interactive A)	99,792
281	e*	Lin TV Corp (Class A)	1,675
573	*	Mastec, Inc	6,108
493	e*	Mediacom Communications Corp (Class A)	2,633
2,696	e*	MetroPCS Communications, Inc	47,746
832	e*	NeuStar, Inc (Class A)	17,938
189	*	Neutral Tandem, Inc	3,308
301	e*	Nextwave Wireless, Inc	1,216
1,953	*	NII Holdings, Inc	92,748
435	e*	Novatel Wireless, Inc	4,842
307		NTELOS Holdings Corp	7,789
1,022	e*	Orbcomm, Inc	5,825

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,409	e*	PAETEC Holding Corp	$8,947
18,248	e	Qwest Communications International, Inc	71,715
429	e*	RCN Corp	4,625
132	e*	Rural Cellular Corp (Class A)	5,875
423	e*	SAVVIS, Inc	5,461
1,278	*	SBA Communications Corp (Class A)	46,021
174	e	Shenandoah Telecom Co	2,265
383	e	Sinclair Broadcast Group, Inc (Class A)	2,911
31,933		Sprint Nextel Corp	303,364
137	e*	Switch & Data Facilities Co, Inc	2,328
586	*	Syniverse Holdings, Inc	9,493
370	*	TeleCommunication Systems, Inc	1,713
1,183		Telephone & Data Systems, Inc	55,920
500	e*	Terremark Worldwide, Inc	2,730
654	*	TerreStar Corp	2,603
1,742	e*	Time Warner Cable, Inc (Class A)	46,128
932	e*	TiVo, Inc	5,750
200	*	US Cellular Corp	11,310
250		USA Mobility, Inc	1,888
32,434		Verizon Communications, Inc	1,148,164
336	e*	Vonage Holdings Corp	558
4,813	e	Windstream Corp	59,392
3,627	e*	XM Satellite Radio Holdings, Inc (Class A)	28,436

		TOTAL COMMUNICATIONS	6,662,937

DEPOSITORY INSTITUTIONS - 5.60%
121	e	1st Source Corp	1,948
278		Abington Bancorp, Inc	2,535
202	e	Amcore Financial, Inc	1,147
108	e	Ameris Bancorp	940
300	e	Anchor Bancorp Wisconsin, Inc	2,103
100		Arrow Financial Corp	1,813
1,394	e	Associated Banc-Corp	26,890
951		Astoria Financial Corp	19,096
130	e	Bancfirst Corp	5,564
298	e	Banco Latinoamericano de Exportaciones S.A.	4,825
937	e	Bancorpsouth, Inc	16,388
838	e	Bank Mutual Corp	8,414
50,712		Bank of America Corp	1,210,495
664		Bank of Hawaii Corp	31,739
12,863		Bank of New York Mellon Corp	486,607
102	e	Bank of the Ozarks, Inc	1,516
300	e	BankFinancial Corp	3,903
79	e	Banner Corp	700
6,277	e	BB&T Corp	142,927
300	e*	Beneficial Mutual Bancorp, Inc	3,321
57		Berkshire Hills Bancorp, Inc	1,348
290	e	BOK Financial Corp	15,501
381	e	Boston Private Financial Holdings, Inc	2,160
668	e	Brookline Bancorp, Inc	6,379
87		Camden National Corp	2,025
101	e	Capital City Bank Group, Inc	2,198
140	e	Capitol Bancorp Ltd	1,256
332	e	Capitol Federal Financial	12,487
286		Cardinal Financial Corp	1,790
303	e	Cascade Bancorp	2,333
75	e	Cass Information Systems, Inc	2,402

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
518	e	Cathay General Bancorp	$5,631
311	e	Central Pacific Financial Corp	3,315
234	e	Chemical Financial Corp	4,774
61,940		Citigroup, Inc	1,038,114
101		Citizens & Northern Corp	1,673
955	e	Citizens Banking Corp	2,693
121	e	City Bank	1,041
155	e	City Holding Co	6,319
477	e	City National Corp	20,067
150	e	CoBiz, Inc	987
1,743		Colonial Bancgroup, Inc	7,704
170	e	Columbia Banking System, Inc	3,286
1,712	e	Comerica, Inc	43,879
810	e	Commerce Bancshares, Inc	32,125
400	e	Community Bank System, Inc	8,248
139	e	Community Trust Bancorp, Inc	3,650
400	e	Corus Bankshares, Inc	1,664
776	e	Cullen/Frost Bankers, Inc	38,684
616	e	CVB Financial Corp	5,815
309		Dime Community Bancshares	5,102
300	e*	Dollar Financial Corp	4,533
257	e	Downey Financial Corp	712
833	e	East West Bancorp, Inc	5,881
90	e	Enterprise Financial Services Corp	1,697
197		ESSA Bancorp, Inc	2,466
589	e*	Euronet Worldwide, Inc	9,954
5,714	e	Fifth Third Bancorp	58,177
126		Financial Institutions, Inc	2,024
100	e	First Bancorp	1,264
1,292	e	First Bancorp	8,191
291	e	First Busey Corp	3,847
70		First Citizens Bancshares, Inc (Class A)	9,764
739	e	First Commonwealth Financial Corp	6,895
72	e	First Community Bancshares, Inc	2,030
315	e	First Financial Bancorp	2,898
235	e	First Financial Bankshares, Inc	10,765
188	e	First Financial Corp	5,755
133	e	First Financial Holdings, Inc	2,285
261		First Financial Northwest, Inc	2,592
2,229	e	First Horizon National Corp	16,561
315	e	First Merchants Corp	5,717
545	e	First Midwest Bancorp, Inc	10,164
1,301	e	First Niagara Financial Group, Inc	16,731
100	e	First Place Financial Corp	940
88	e	First South Bancorp, Inc	1,133
208	e*	FirstFed Financial Corp	1,672
953		FirstMerit Corp	15,543
485	e	Flagstar Bancorp, Inc	1,460
243		Flushing Financial Corp	4,605
979	e	FNB Corp	11,533
537	e	Frontier Financial Corp	4,575
1,944	e	Fulton Financial Corp	19,537
580	e	Glacier Bancorp, Inc	9,274
95	e	Greene County Bancshares, Inc	1,332
600	e*	Guaranty Bancorp	2,160
294	e	Hancock Holding Co	11,551
384	e	Hanmi Financial Corp	2,001

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
302	e	Harleysville National Corp	$3,370
158	e	Heartland Financial USA, Inc	2,874
126	e	Heritage Commerce Corp	1,247
127	e	Home Bancshares, Inc	2,855
5,959		Hudson City Bancorp, Inc	99,396
4,292	e	Huntington Bancshares, Inc	24,765
125	e	IBERIABANK Corp	5,559
184	e	Independent Bank Corp	4,387
752	ev	IndyMac Bancorp, Inc	421
161	e	Integra Bank Corp	1,261
674	e	International Bancshares Corp	14,403
579	*	Investors Bancorp, Inc	7,562
39,133		JPMorgan Chase & Co	1,342,663
227	e	Kearny Financial Corp	2,497
4,529		Keycorp	49,728
132	e	Lakeland Bancorp, Inc	1,608
92	e	Lakeland Financial Corp	1,755
747	e	M&T Bank Corp	52,693
216	e	MainSource Financial Group, Inc	3,348
2,974	e	Marshall & Ilsley Corp	45,591
400	e	MB Financial, Inc	8,988
991	*	Metavante Technologies, Inc	22,416
85	e	Midwest Banc Holdings, Inc	414
186	e	Nara Bancorp, Inc	1,996
100	e	NASB Financial, Inc	1,778
7,837	e	National City Corp	37,382
842	e	National Penn Bancshares, Inc	11,182
374	e	NBT Bancorp, Inc	7,708
523	e*	Net 1 UEPS Technologies, Inc	12,709
3,411	e	New York Community Bancorp, Inc	60,852
1,211	e	NewAlliance Bancshares, Inc	15,113
2,500		Northern Trust Corp	171,425
227	*	Northfield Bancorp, Inc	2,440
200	e	Northwest Bancorp, Inc	4,364
97		OceanFirst Financial Corp	1,751
869	e	Old National Bancorp	12,392
350	e	Old Second Bancorp, Inc	4,067
273		Oriental Financial Group, Inc	3,893
152	*	Oritani Financial Corp	2,432
528	e	Pacific Capital Bancorp	7,276
270	e	PacWest Bancorp	4,018
165	e	Park National Corp	8,894
95		Peapack Gladstone Financial Corp	2,087
75	e	Peoples Bancorp, Inc	1,424
3,933		People’s United Financial, Inc	61,355
200	e*	Pinnacle Financial Partners, Inc	4,018
3,935		PNC Financial Services Group, Inc	224,689
3,066		Popular, Inc	20,205
228	e	PrivateBancorp, Inc	6,927
449	e	Prosperity Bancshares, Inc	12,002
357	e	Provident Bankshares Corp	2,278
854		Provident Financial Services, Inc	11,965
421	e	Provident New York Bancorp	4,656
8,011	e	Regions Financial Corp	87,400
195	e	Renasant Corp	2,872
120	e	Republic Bancorp, Inc (Class A)	2,952
300	e	S&T Bancorp, Inc	8,718

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
210	e	S.Y. Bancorp, Inc	$4,486
250	e	Sandy Spring Bancorp, Inc	4,145
121		Santander BanCorp	1,284
75		SCBT Financial Corp	2,142
102	e	Seacoast Banking Corp of Florida	792
98		Shore Bancshares, Inc	1,835
319	*	Signature Bank	8,217
108	e	Simmons First National Corp (Class A)	3,021
110		Smithtown Bancorp, Inc	1,788
800	e	South Financial Group, Inc	3,136
121		Southside Bancshares, Inc	2,231
94		Southwest Bancorp, Inc	1,081
5,264	e	Sovereign Bancorp, Inc	38,743
163		State Bancorp, Inc	2,038
4,448		State Street Corp	284,628
256		StellarOne Corp	3,738
119	e	Sterling Bancorp	1,422
808		Sterling Bancshares, Inc	7,345
561	e	Sterling Financial Corp	2,323
88	e	Suffolk Bancorp	2,585
140	e*	Sun Bancorp, Inc	1,421
4,062	e	SunTrust Banks, Inc	147,126
979	e	Susquehanna Bancshares, Inc	13,403
400	e*	SVB Financial Group	19,244
3,166	e	Synovus Financial Corp	27,639
1,433	e	TCF Financial Corp	17,239
300	e*	Texas Capital Bancshares, Inc	4,800
1,177	e	TFS Financial Corp	13,641
119	e	Tompkins Trustco, Inc	4,427
232		TowneBank	3,494
92	e	Trico Bancshares	1,007
852	e	Trustco Bank Corp NY	6,322
491	e	Trustmark Corp	8,666
1,089	e	UCBH Holdings, Inc	2,450
372		UMB Financial Corp	19,072
581	e	Umpqua Holdings Corp	7,048
103	e	Union Bankshares Corp	1,534
482		UnionBanCal Corp	19,482
437	e	United Bankshares, Inc	10,029
335	e	United Community Banks, Inc	2,858
400	e	United Community Financial Corp	1,500
201		United Financial Bancorp, Inc	2,245
121	e	Univest Corp of Pennsylvania	2,403
19,772	e	US Bancorp	551,441
1,581	e	Valley National Bancorp	24,932
124		ViewPoint Financial Group	1,825
1,166	e	W Holding Co, Inc	933
24,589	e	Wachovia Corp	381,867
958	e	Washington Federal, Inc	17,340
12,164	e	Washington Mutual, Inc	59,969
138	e	Washington Trust Bancorp, Inc	2,719
770	e	Webster Financial Corp	14,322
37,574		Wells Fargo & Co	892,383
301	e	WesBanco, Inc	5,162
189		West Bancorporation, Inc	1,644
200		West Coast Bancorp	1,734
390	e	Westamerica Bancorporation	20,510

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
143	e*	Western Alliance Bancorp	$1,110
8,764		Western Union Co	216,646
366	e	Westfield Financial, Inc	3,312
750	e	Whitney Holding Corp	13,725
772	e	Wilmington Trust Corp	20,412
167	e	Wilshire Bancorp, Inc	1,431
248	e	Wintrust Financial Corp	5,915
100	e	WSFS Financial Corp	4,460
135		Yadkin Valley Financial Corp	1,613
1,272	e	Zions Bancorporation	40,055

		TOTAL DEPOSITORY INSTITUTIONS	9,060,251

EATING AND DRINKING PLACES - 0.87%
208	e*	AFC Enterprises	1,662
113	e*	BJ’s Restaurants, Inc	1,099
460	e	Bob Evans Farms, Inc	13,156
1,150		Brinker International, Inc	21,735
144	e*	Buffalo Wild Wings, Inc	3,576
911		Burger King Holdings, Inc	24,406
262	e*	California Pizza Kitchen, Inc	2,932
365	e	CBRL Group, Inc	8,946
343	e*	CEC Entertainment, Inc	9,607
844	e*	Cheesecake Factory	13,428
369	*	Chipotle Mexican Grill, Inc (Class A)	30,487
622		CKE Restaurants, Inc	7,756
1,556	e	Darden Restaurants, Inc	49,699
949	e*	Denny’s Corp	2,695
182	e	DineEquity, Inc	6,800
400	e*	Domino’s Pizza, Inc	4,600
678	e*	Jack in the Box, Inc	15,194
587	e*	Krispy Kreme Doughnuts, Inc	2,929
273	e	Landry’s Restaurants, Inc	4,906
12,896		McDonald’s Corp	725,013
300		O’Charleys, Inc	3,018
200	e*	Papa John’s International, Inc	5,318
277	e*	PF Chang’s China Bistro, Inc	6,188
150	e*	Red Robin Gourmet Burgers, Inc	4,161
661	e	Ruby Tuesday, Inc	3,569
200	e*	Ruth’s Chris Steak House, Inc	1,036
729	e*	Sonic Corp	10,789
8,279	*	Starbucks Corp	130,311
400	e*	Steak N Shake Co	2,532
442	e*	Texas Roadhouse, Inc (Class A)	3,965
2,104	e	Tim Hortons, Inc	60,364
672	e	Triarc Cos (Class B)	4,254
895	e	Wendy’s International, Inc	24,362
5,392		Yum! Brands, Inc	189,205

		TOTAL EATING AND DRINKING PLACES	1,399,698

EDUCATIONAL SERVICES - 0.13%
126	*	American Public Education, Inc	4,919
1,541	*	Apollo Group, Inc (Class A)	68,205
1,003	e*	Career Education Corp	14,654
942	e*	Corinthian Colleges, Inc	10,937
696	e	DeVry, Inc	37,320
445	e*	ITT Educational Services, Inc	36,770
168		Strayer Education, Inc	35,124

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
228	e*	Universal Technical Institute, Inc	$2,841

		TOTAL EDUCATIONAL SERVICES	210,770

ELECTRIC, GAS, AND SANITARY SERVICES - 4.63%
7,565	*	AES Corp	145,324
871		AGL Resources, Inc	30,119
1,871		Allegheny Energy, Inc	93,756
338		Allete, Inc	14,196
1,255		Alliant Energy Corp	42,996
4,084	*	Allied Waste Industries, Inc	51,540
2,387	e	Ameren Corp	100,803
200	e	American Ecology Corp	5,906
4,510		American Electric Power Co, Inc	181,437
150	e	American States Water Co	5,241
720		American Water Works Co, Inc	15,970
1,501		Aqua America, Inc	23,971
4,288	*	Aquila, Inc	16,166
1,066		Atmos Energy Corp	29,390
600		Avista Corp	12,876
986	*	Beacon Power Corp	2,051
446		Black Hills Corp	14,299
225	e	California Water Service Group	7,373
3,727	*	Calpine Corp	84,081
252	e*	Casella Waste Systems, Inc (Class A)	3,072
3,734		Centerpoint Energy, Inc	59,931
110		Central Vermont Public Service Corp	2,131
250	e	CH Energy Group, Inc	8,893
76		Chesapeake Utilities Corp	1,955
245	*	Clean Energy Fuels Corp	2,815
225	*	Clean Harbors, Inc	15,989
655		Cleco Corp	15,281
2,460	e	CMS Energy Corp	36,654
98		Connecticut Water Service, Inc	2,195
3,080	e	Consolidated Edison, Inc	120,397
160	e	Consolidated Water Co, Inc	3,168
2,030		Constellation Energy Group, Inc	166,663
1,373	*	Covanta Holding Corp	36,645
456	e	Crosstex Energy, Inc	15,805
6,604		Dominion Resources, Inc	313,624
1,497	e	DPL, Inc	39,491
2,056	e	DTE Energy Co	87,257
14,280		Duke Energy Corp	248,186
5,637	*	Dynegy, Inc (Class A)	48,196
3,684		Edison International	189,284
7,853		El Paso Corp	170,724
600	*	El Paso Electric Co	11,880
388		Empire District Electric Co	7,194
818		Energen Corp	63,829
1,733		Energy East Corp	42,840
340		EnergySolutions, Inc	7,599
57	e	EnergySouth, Inc	2,796
109	*	EnerNOC, Inc	1,957
2,179		Entergy Corp	262,526
7,626		Exelon Corp	686,035
3,454		FirstEnergy Corp	284,368
4,606		FPL Group, Inc	302,061
1,141	e	Great Plains Energy, Inc	28,844

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
966	e	Hawaiian Electric Industries, Inc	$23,889
515	e	Idacorp, Inc	14,878
851	e	Integrys Energy Group, Inc	43,256
555	e	ITC Holdings Corp	28,366
250	e	Laclede Group, Inc	10,093
1,959		MDU Resources Group, Inc	68,291
287	e	MGE Energy, Inc	9,362
155		Middlesex Water Co	2,571
2,358	e*	Mirant Corp	92,316
923	e	National Fuel Gas Co	54,900
663	e	New Jersey Resources Corp	21,647
493	e	Nicor, Inc	20,997
3,108	e	NiSource, Inc	55,695
1,766		Northeast Utilities	45,086
333	e	Northwest Natural Gas Co	15,405
379		NorthWestern Corp	9,634
2,651	*	NRG Energy, Inc	113,728
1,294		NSTAR	43,763
1,047		OGE Energy Corp	33,200
1,227		Oneok, Inc	59,914
240	e	Ormat Technologies, Inc	11,803
300	e	Otter Tail Corp	11,649
2,289		Pepco Holdings, Inc	58,713
3,984	e	PG&E Corp	158,125
167	e*	Pico Holdings, Inc	7,256
1,017		Piedmont Natural Gas Co, Inc	26,605
200	e*	Pike Electric Corp	3,322
1,096		Pinnacle West Capital Corp	33,724
910	*	Plug Power, Inc	2,139
871		PNM Resources, Inc	10,417
712	e	Portland General Electric Co	16,034
4,245		PPL Corp	221,886
2,961		Progress Energy, Inc	123,859
600	m,v*	Progress Energy, Inc	6
5,750		Public Service Enterprise Group, Inc	264,098
1,475		Puget Energy, Inc	35,385
1,972		Questar Corp	140,091
3,828	*	Reliant Energy, Inc	81,422
1,739	e	Republic Services, Inc	51,648
115	e	Resource America, Inc (Class A)	1,072
1,436	e	SCANA Corp	53,132
2,849		Sempra Energy	160,826
2,662		Sierra Pacific Resources	33,834
138	e	SJW Corp	3,643
340	e	South Jersey Industries, Inc	12,702
8,688		Southern Co	303,385
1,218		Southern Union Co	32,910
494		Southwest Gas Corp	14,687
129	e	Southwest Water Co	1,293
980	*	Stericycle, Inc	50,666
2,190	e	TECO Energy, Inc	47,063
1,162		UGI Corp	33,361
256	e	UIL Holdings Corp	7,529
365		Unisource Energy Corp	11,319
1,078	e	Vectren Corp	33,644
796	*	Waste Connections, Inc	25,416
229	e*	Waste Services, Inc	1,612

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,195	e	Westar Energy, Inc	$25,704
561	e	WGL Holdings, Inc	19,489
6,649		Williams Cos, Inc	268,021
1,446		Wisconsin Energy Corp	65,388
4,703		Xcel Energy, Inc	94,389

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,494,038

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.47%
244	e*	Acme Packet, Inc	1,893
200	*	Actel Corp	3,370
468	e	Acuity Brands, Inc	22,501
900	e*	Adaptec, Inc	2,880
1,296	e*	ADC Telecommunications, Inc	19,142
743		Adtran, Inc	17,713
395	*	Advanced Analogic Technologies, Inc	1,631
472	*	Advanced Battery Technologies, Inc	2,723
504	*	Advanced Energy Industries, Inc	6,905
6,784	e*	Advanced Micro Devices, Inc	39,551
3,409		Altera Corp	70,566
569	e*	American Superconductor Corp	20,399
1,200		Ametek, Inc	56,664
1,245	e*	Amkor Technology, Inc	12,960
1,994		Amphenol Corp (Class A)	89,491
891	e*	Anadigics, Inc	8,776
3,302		Analog Devices, Inc	104,905
10,031	*	Apple Computer, Inc	1,679,591
891	e*	Applied Micro Circuits Corp	7,627
144		Applied Signal Technology, Inc	1,967
1,549	*	Arris Group, Inc	13,089
632	e*	Atheros Communications, Inc	18,960
5,300	*	Atmel Corp	18,444
395	*	ATMI, Inc	11,028
1,823	e*	Avanex Corp	2,060
1,731	*	Avnet, Inc	47,222
484	e	AVX Corp	5,474
129	*	AZZ, Inc	5,147
500	e	Baldor Electric Co	17,490
100	e	Bel Fuse, Inc (Class B)	2,471
750	*	Benchmark Electronics, Inc	12,255
386	*	BigBand Networks, Inc	1,826
1,136	*	Bookham, Inc	1,920
5,836	*	Broadcom Corp (Class A)	159,264
1,643	*	Capstone Turbine Corp	6,884
321	e*	Ceradyne, Inc	11,010
234	*	Ceva, Inc	1,865
500	*	Checkpoint Systems, Inc	10,440
311	*	China Security & Surveillance Technology, Inc	4,192
932	e*	Ciena Corp	21,594
67,211	*	Cisco Systems, Inc	1,563,328
330	*	Comtech Telecommunications Corp	16,170
1,978		Cooper Industries Ltd (Class A)	78,131
1,009	e*	Cree, Inc	23,015
300		CTS Corp	3,015
170		Cubic Corp	3,788
1,711	e*	Cypress Semiconductor Corp	42,347
332	e*	Diodes, Inc	9,176
574	*	Dolby Laboratories, Inc (Class A)	23,132

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
289	*	DSP Group, Inc	$2,023
179	e*	DTS, Inc	5,606
1,803		Eaton Corp	153,201
485	e*	EchoStar Corp (Class A)	15,142
300	*	Electro Scientific Industries, Inc	4,251
834	*	Emcore Corp	5,221
161	*	EMS Technologies, Inc	3,516
617	e*	Energizer Holdings, Inc	45,097
447	*	Energy Conversion Devices, Inc	32,917
481	*	EnerSys	16,465
1,378	e*	Evergreen Solar, Inc	13,353
520	e*	Exar Corp	3,921
1,414	*	Fairchild Semiconductor International, Inc	16,586
2,640	e*	Finisar Corp	3,142
503	*	First Solar, Inc	137,228
234	e	Franklin Electric Co, Inc	9,075
1,210	e*	FuelCell Energy, Inc	8,591
228	*	Globecomm Systems, Inc	1,883
1,200	*	GrafTech International Ltd	32,196
269	e*	Greatbatch, Inc	4,654
662	e	Harman International Industries, Inc	27,400
1,008	*	Harmonic, Inc	9,586
1,532		Harris Corp	77,351
260	e*	Harris Stratex Networks, Inc (Class A)	2,467
334	e*	Helen of Troy Ltd	5,384
1,016	e*	Hexcel Corp	19,609
223	*	Hittite Microwave Corp	7,943
8,436		Honeywell International, Inc	424,162
378	e*	Hutchinson Technology, Inc	5,080
400	e	Imation Corp	9,168
708	e*	Infinera Corp	6,245
1,945	*	Integrated Device Technology, Inc	19,333
65,173		Intel Corp	1,399,916
564	e*	InterDigital, Inc	13,716
915	*	International Rectifier Corp	17,568
1,411		Intersil Corp (Class A)	34,316
359	e*	InterVoice, Inc	2,046
217	*	IPG Photonics Corp	4,082
122	e*	iRobot Corp	1,676
257	*	IXYS Corp	3,069
681	e*	Jarden Corp	12,421
2,562	e*	JDS Uniphase Corp	29,104
789	e*	Kemet Corp	2,556
1,396		L-3 Communications Holdings, Inc	126,855
1,300	e*	Lattice Semiconductor Corp	4,069
475		Lincoln Electric Holdings, Inc	37,383
2,445	e	Linear Technology Corp	79,634
200	*	Littelfuse, Inc	6,310
124	*	Loral Space & Communications, Inc	2,185
131		LSI Industries, Inc	1,064
7,263	e*	LSI Logic Corp	44,595
5,518	*	Marvell Technology Group Ltd	97,448
593	e*	Mattson Technology, Inc	2,823
211	*	Maxwell Technologies, Inc	2,241
518	e*	Medis Technologies Ltd	1,746
2,536	*	MEMC Electronic Materials, Inc	156,065
223	e*	Mercury Computer Systems, Inc	1,679

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
300		Methode Electronics, Inc	$3,135
797	e	Micrel, Inc	7,293
2,137	e	Microchip Technology, Inc	65,264
8,593	e*	Micron Technology, Inc	51,558
771	e*	Microsemi Corp	19,414
1,000	e*	Microtune, Inc	3,460
625	*	Microvision, Inc	1,719
436	e*	MIPS Technologies, Inc	1,635
1,511	e	Molex, Inc	36,884
300	*	Monolithic Power Systems, Inc	6,486
510	e*	Moog, Inc (Class A)	18,992
26,320		Motorola, Inc	193,189
1,945	e*	MRV Communications, Inc	2,315
160	e*	Multi-Fineline Electronix, Inc	4,427
43	e	National Presto Industries, Inc	2,760
2,758		National Semiconductor Corp	56,649
3,909	e*	NetApp, Inc	84,669
200	e*	Netlogic Microsystems, Inc	6,640
1,139	*	Novellus Systems, Inc	24,135
6,163	*	Nvidia Corp	115,371
634	e*	Omnivision Technologies, Inc	7,665
4,506	e*	ON Semiconductor Corp	41,320
123	*	Oplink Communications, Inc	1,181
205	e*	OpNext, Inc	1,103
136	e*	OSI Systems, Inc	2,913
232	e	Park Electrochemical Corp	5,640
265	*	Parkervision, Inc	2,631
200	*	Pericom Semiconductor Corp	2,968
500	e*	Photronics, Inc	3,520
554	e	Plantronics, Inc	12,365
600	*	Plexus Corp	16,608
410	e*	PLX Technology, Inc	3,128
2,300	e*	PMC - Sierra, Inc	17,595
1,022	*	Polycom, Inc	24,896
184	*	Polypore International, Inc	4,661
61	*	Powell Industries, Inc	3,075
343	*	Power Integrations, Inc	10,842
1,100	e*	Power-One, Inc	2,079
1,294	e*	Powerwave Technologies, Inc	5,500
1,796	e*	QLogic Corp	26,204
18,416		Qualcomm, Inc	817,118
822	*	Quantum Fuel Systems Technologies Worldwide, Inc	2,532
1,485	e	RadioShack Corp	18,221
218	*	Radyne Corp	2,492
1,152	e*	Rambus, Inc	21,969
138		Raven Industries, Inc	4,524
420	e	Regal-Beloit Corp	17,745
3,137	e*	RF Micro Devices, Inc	9,097
200	*	Rogers Corp	7,518
149	*	Rubicon Technology, Inc	3,028
7,966	*	Sanmina-SCI Corp	10,196
334	e*	Seachange International, Inc	2,391
733	*	Semtech Corp	10,313
495	*	ShoreTel, Inc	2,188
1,131	e*	Silicon Image, Inc	8,200
601	*	Silicon Laboratories, Inc	21,690
1,350	e*	Silicon Storage Technology, Inc	3,740

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
17,195	e*	Sirius Satellite Radio, Inc	$33,014
1,872	e*	Skyworks Solutions, Inc	18,477
549	e*	Smart Modular Technologies WWH, Inc	2,103
1,064	e*	Spansion, Inc (Class A)	2,394
456	e*	Spectrum Brands, Inc	1,163
300	e*	Standard Microsystems Corp	8,145
341	e*	Starent Networks Corp	4,290
171	*	Stoneridge, Inc	2,917
423	e*	Sunpower Corp (Class A)	30,448
100	e*	Supertex, Inc	2,334
1,936	*	Sycamore Networks, Inc	6,234
396	e*	Symmetricom, Inc	1,521
283	e*	Synaptics, Inc	10,678
227	*	Synthesis Energy Systems, Inc	2,043
500		Technitrol, Inc	8,495
163	e*	Techwell, Inc	2,008
744	*	Tekelec	10,944
437		Teleflex, Inc	24,293
4,811	e*	Tellabs, Inc	22,371
520	*	Tessera Technologies, Inc	8,512
14,974		Texas Instruments, Inc	421,668
645	*	Thomas & Betts Corp	24,413
140	*	Transmeta Corp	1,933
598	*	Trident Microsystems, Inc	2,183
1,402	*	Triquint Semiconductor, Inc	8,496
433	*	TTM Technologies, Inc	5,720
5,439		Tyco Electronics Ltd	194,825
209	*	Ultra Clean Holdings	1,664
269	e*	Universal Display Corp	3,314
100	e*	Universal Electronics, Inc	2,090
1,960	e*	Utstarcom, Inc	10,721
581	*	Valence Technology, Inc	2,574
846	e*	Varian Semiconductor Equipment Associates, Inc	29,458
219	*	Viasat, Inc	4,426
200	e	Vicor Corp	1,996
1,891	*	Vishay Intertechnology, Inc	16,773
288	e*	Volterra Semiconductor Corp	4,971
855	e	Whirlpool Corp	52,779
3,179	e	Xilinx, Inc	80,270
350	e*	Zoltek Cos, Inc	8,488
532	*	Zoran Corp	6,224

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,470,576

ENGINEERING AND MANAGEMENT SERVICES - 1.06%
188	*	Advisory Board Co	7,394
846	e*	Aecom Technology Corp	27,520
116	*	Affymax, Inc	1,846
1,568	e*	Amylin Pharmaceuticals, Inc	39,812
906		Applera Corp (Celera Genomics Group)	10,292
556	e*	Ariad Pharmaceuticals, Inc	1,334
100		CDI Corp	2,544
4,851	*	Celgene Corp	309,833
210	*	China Architectural Engineering, Inc	2,052
205	*	comScore, Inc	4,473
117	e*	Cornell Cos, Inc	2,821
387		Corporate Executive Board Co	16,273
167	e*	CRA International, Inc	6,037

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
865	*	CV Therapeutics, Inc	$7,119
641	*	Dyax Corp	1,987
723	*	eResearch Technology, Inc	12,609
1,064	e*	Exelixis, Inc	5,320
172	*	Exponent, Inc	5,403
1,003		Fluor Corp	186,638
408	*	Furmanite Corp	3,256
692	e*	Genpact Ltd	10,325
594	*	Gen-Probe, Inc	28,203
237	*	Greenfield Online, Inc	3,536
1,037	*	Hewitt Associates, Inc (Class A)	39,748
270	*	Hill International, Inc	4,439
188	e*	Huron Consulting Group, Inc	8,524
1,305	e*	Incyte Corp	9,931
1,170	e*	Isis Pharmaceuticals, Inc	15,947
1,364	*	Jacobs Engineering Group, Inc	110,075
1,971		KBR, Inc	68,808
135	*	Kendle International, Inc	4,905
84		Landauer, Inc	4,724
139	*	LECG Corp	1,215
954	*	Lexicon Pharmaceuticals, Inc	1,526
348	e*	Luminex Corp	7,151
241		MAXIMUS, Inc	8,392
317	e*	Maxygen, Inc	1,075
2,576	*	McDermott International, Inc	159,429
80	*	Michael Baker Corp	1,750
2,243	e	Moody’s Corp	77,249
506	e*	Myriad Genetics, Inc	23,033
631	*	Navigant Consulting, Inc	12,342
292	e*	Omnicell, Inc	3,849
3,683		Paychex, Inc	115,204
282	*	PharmaNet Development Group, Inc	4,447
1,632	e	Quest Diagnostics, Inc	79,103
693	e*	Regeneron Pharmaceuticals, Inc	10,007
1,490	e*	Rentech, Inc	2,831
514		Resources Connection, Inc	10,460
517	*	Rigel Pharmaceuticals, Inc	11,715
611	*	RTI Biologics, Inc	5,346
2,100	*	SAIC, Inc	43,701
410	*	Sangamo Biosciences, Inc	4,080
560	e*	Savient Pharmaceuticals, Inc	14,168
694	e*	Seattle Genetics, Inc	5,871
515	*	Sequenom, Inc	8,219
882	e*	Shaw Group, Inc	54,499
99	*	Stanley, Inc	3,318
299	*	Symyx Technologies, Inc	2,087
100	e*	Tejon Ranch Co	3,606
677	*	Tetra Tech, Inc	15,314
840	*	URS Corp	35,255
512		Watson Wyatt & Co Holdings (Class A)	27,080

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,717,050

FABRICATED METAL PRODUCTS - 0.56%
383	e*	Alliant Techsystems, Inc	38,943
105	e	Ameron International Corp	12,598
778		Aptargroup, Inc	32,637
1,163		Ball Corp	55,522

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
323	*	Chart Industries, Inc	$15,711
170	e	CIRCOR International, Inc	8,328
1,236	e	Commercial Metals Co	46,597
132	e*	Commercial Vehicle Group, Inc	1,234
593		Crane Co	22,848
1,813	*	Crown Holdings, Inc	47,120
270	e	Dynamic Materials Corp	8,897
420	e*	Griffon Corp	3,679
190		Gulf Island Fabrication, Inc	9,297
5,280		Illinois Tool Works, Inc	250,853
155	e	Insteel Industries, Inc	2,838
153	e*	Ladish Co, Inc	3,150
400	e*	Mobile Mini, Inc	8,000
1,254	e	Mueller Water Products, Inc (Class A)	10,120
260	e*	NCI Building Systems, Inc	9,550
1,908		Parker Hannifin Corp	136,079
220	e*	Park-Ohio Holdings Corp	3,247
1,126	e	Pentair, Inc	39,433
450		Quanex Building Products Corp	6,687
262		Silgan Holdings, Inc	13,294
400	e	Simpson Manufacturing Co, Inc	9,496
314	e*	Smith & Wesson Holding Corp	1,636
657		Snap-On, Inc	34,171
892		Stanley Works	39,988
122	e	Sun Hydraulics Corp	3,937
812	e*	Taser International, Inc	4,052
203	e	Valmont Industries, Inc	21,171
341	e	Watts Water Technologies, Inc (Class A)	8,491

		TOTAL FABRICATED METAL PRODUCTS	909,604

FOOD AND KINDRED PRODUCTS - 3.58%
228	*	AgFeed Industries, Inc	3,413
8,153		Anheuser-Busch Cos, Inc	506,464
7,324		Archer Daniels Midland Co	247,185
226		B&G Foods, Inc (Class A)	2,111
100	e*	Boston Beer Co, Inc (Class A)	4,068
1,392	e	Bunge Ltd	149,904
2,699		Campbell Soup Co	90,309
77	e	Coca-Cola Bottling Co Consolidated	2,847
26,240		Coca-Cola Co	1,363,955
3,623		Coca-Cola Enterprises, Inc	62,678
5,690		ConAgra Foods, Inc	109,703
2,101	*	Constellation Brands, Inc (Class A)	41,726
828		Corn Products International, Inc	40,663
878	*	Darling International, Inc	14,505
2,062		Del Monte Foods Co	14,640
182		Diamond Foods, Inc	4,193
2,887	*	Dr Pepper Snapple Group, Inc	60,569
200	e	Farmer Bros Co	4,230
952		Flowers Foods, Inc	26,980
3,668		General Mills, Inc	222,904
3,587		H.J. Heinz Co	171,638
826	e*	Hansen Natural Corp	23,805
1,846	e	Hershey Co	60,512
810		Hormel Foods Corp	28,034
125	e	Imperial Sugar Co	1,941
192	e	J&J Snack Foods Corp	5,263

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
633		J.M. Smucker Co	$25,725
2,694		Kellogg Co	129,366
17,249		Kraft Foods, Inc (Class A)	490,734
317		Lancaster Colony Corp	9,599
400	e	Lance, Inc	7,508
107	e*	M&F Worldwide Corp	4,206
1,421	e	McCormick & Co, Inc	50,673
1,344		Molson Coors Brewing Co (Class B)	73,020
211	*	Omega Protein Corp	3,154
149	e*	Peet’s Coffee & Tea, Inc	2,953
129		Penford Corp	1,920
1,656		Pepsi Bottling Group, Inc	46,236
737		PepsiAmericas, Inc	14,578
18,046		PepsiCo, Inc	1,147,545
343	e*	Ralcorp Holdings, Inc	16,958
236	e	Reddy Ice Holdings, Inc	3,228
1,964	e	Reynolds American, Inc	91,660
189	e	Sanderson Farms, Inc	6,524
8,050		Sara Lee Corp	98,613
718	*	Smart Balance, Inc	5,177
1,266	e*	Smithfield Foods, Inc	25,168
358	e	Tootsie Roll Industries, Inc	8,997
323	e*	TreeHouse Foods, Inc	7,836
2,963		Tyson Foods, Inc (Class A)	44,267
2,709		Wrigley (Wm.) Jr Co	210,706

		TOTAL FOOD AND KINDRED PRODUCTS	5,790,591

FOOD STORES - 0.33%
15	e	Arden Group, Inc (Class A)	1,901
403	e*	Great Atlantic & Pacific Tea Co, Inc	9,196
100	e	Ingles Markets, Inc (Class A)	2,333
7,517		Kroger Co	217,016
327	e*	Panera Bread Co (Class A)	15,127
248	e*	Pantry, Inc	2,644
431	e	Ruddick Corp	14,788
5,033		Safeway, Inc	143,692
2,450	*	Supervalu, Inc	75,681
188	e	Weis Markets, Inc	6,104
1,546	e	Whole Foods Market, Inc	36,625
610	*	Winn-Dixie Stores, Inc	9,772

		TOTAL FOOD STORES	534,879

FORESTRY - 0.10%
988	e	Rayonier, Inc	41,950
2,453	e	Weyerhaeuser Co	125,446

		TOTAL FORESTRY	167,396

FURNITURE AND FIXTURES - 0.24%
279	e	Ethan Allen Interiors, Inc	6,863
642	e	Furniture Brands International, Inc	8,577
700	e	Herman Miller, Inc	17,423
808	e	Hill-Rom Holdings, Inc	21,800
567		HNI Corp	10,013
64	e	Hooker Furniture Corp	1,108
597		Interface, Inc (Class A)	7,480
6,717		Johnson Controls, Inc	192,644
300		Kimball International, Inc (Class B)	2,484

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
500		La-Z-Boy, Inc	$3,825
1,986	e	Leggett & Platt, Inc	33,305
4,134	e	Masco Corp	65,028
508	e	Sealy Corp	2,916
1,019	e	Tempur-Pedic International, Inc	7,958

		TOTAL FURNITURE AND FIXTURES	381,424

FURNITURE AND HOMEFURNISHINGS STORES - 0.15%
2,945	e*	Bed Bath & Beyond, Inc	82,755
1,868	e	Circuit City Stores, Inc	5,399
1,778	*	GameStop Corp (Class A)	71,831
166	e	Haverty Furniture Cos, Inc	1,667
546		Knoll, Inc	6,634
643	e*	Mohawk Industries, Inc	41,216
1,075	e*	Pier 1 Imports, Inc	3,698
838	e	Steelcase, Inc (Class A)	8,405
228		Tuesday Morning Corp	937
1,054	e	Williams-Sonoma, Inc	20,911

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	243,453

GENERAL BUILDING CONTRACTORS - 0.20%
100	e	Amrep Corp	4,759
39	e*	Avatar Holdings, Inc	1,181
917	e	Beazer Homes USA, Inc	5,108
139	e	Brookfield Homes Corp	1,707
72	*	Cavco Industries, Inc	2,357
1,320	e	Centex Corp	17,648
3,593	e	DR Horton, Inc	38,984
439	e*	Hovnanian Enterprises, Inc (Class A)	2,406
857	e	KB Home	14,509
1,474	e	Lennar Corp (Class A)	18,189
451	e	M/I Homes, Inc	7,094
274		McGrath RentCorp	6,738
388		MDC Holdings, Inc	15,155
594	e*	Meritage Homes Corp	9,011
50	e*	NVR, Inc	25,004
100	e*	Palm Harbor Homes, Inc	553
316	e*	Perini Corp	10,444
2,600	e	Pulte Homes, Inc	25,038
506		Ryland Group, Inc	11,036
1,250	e	Standard-Pacific Corp	4,225
160	e*	Team, Inc	5,491
1,474	e*	Toll Brothers, Inc	27,608
596		Walter Industries, Inc	64,827

		TOTAL GENERAL BUILDING CONTRACTORS	319,072

GENERAL MERCHANDISE STORES - 1.65%
521	e*	99 Cents Only Stores	3,439
961	e*	Big Lots, Inc	30,022
713	e*	BJ’s Wholesale Club, Inc	27,593
547		Casey’s General Stores, Inc	12,674
100	e*	Conn’s, Inc	1,607
4,929		Costco Wholesale Corp	345,720
670	e	Dillard’s, Inc (Class A)	7,752
1,650	e	Family Dollar Stores, Inc	32,901
480	e	Fred’s, Inc	5,395
2,561		JC Penney Co, Inc	92,939

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
4,765		Macy’s, Inc	$92,536
298	e*	Retail Ventures, Inc	1,371
1,641	e*	Saks, Inc	18,018
200	e	Stein Mart, Inc	902
8,973		Target Corp	417,155
4,784		TJX Cos, Inc	150,552
25,528		Wal-Mart Stores, Inc	1,434,674

		TOTAL GENERAL MERCHANDISE STORES	2,675,250

HEALTH SERVICES - 1.16%
107	*	Alliance Imaging, Inc	928
72	*	Almost Family, Inc	1,915
288	e*	Amedisys, Inc	14,521
1,903		AmerisourceBergen Corp	76,101
542	*	Amsurg Corp	13,198
569	e*	Apria Healthcare Group, Inc	11,033
664	e*	Assisted Living Concepts, Inc (A Shares)	3,652
300	e*	Bio-Reference Labs, Inc	6,693
384	e	Brookdale Senior Living, Inc	7,818
3,197		Cigna Corp	113,142
1,047	*	Community Health Systems, Inc	34,530
90	*	Corvel Corp	3,048
716	*	Covance, Inc	61,590
1,712	*	Coventry Health Care, Inc	52,079
296	*	Cross Country Healthcare, Inc	4,265
253	*	CryoLife, Inc	2,894
1,203	*	DaVita, Inc	63,915
660	*	Edwards Lifesciences Corp	40,946
280	e*	eHealth, Inc	4,945
280	e*	Emeritus Corp	4,094
242	*	Enzo Biochem, Inc	2,715
2,394	*	Express Scripts, Inc	150,152
357	*	Five Star Quality Care, Inc	1,689
300	e*	Genomic Health, Inc	5,745
95	*	Genoptix, Inc	2,997
285	e*	Gentiva Health Services, Inc	5,429
2,818	e*	Health Management Associates, Inc (Class A)	18,345
790	*	Healthsouth Corp	13,138
402	e*	Healthways, Inc	11,899
3,404	e*	Immunomedics, Inc	7,251
402	*	Kindred Healthcare, Inc	11,562
1,277	*	Laboratory Corp of America Holdings	88,918
124	*	LHC Group, Inc	2,883
100	*	Life Sciences Research, Inc	2,824
634	e*	LifePoint Hospitals, Inc	17,942
836	*	Lincare Holdings, Inc	23,742
488	*	Magellan Health Services, Inc	18,071
3,155		McKesson Corp	176,396
164	*	Medcath Corp	2,949
5,765	*	Medco Health Solutions, Inc	272,108
100	e	National Healthcare Corp	4,583
981	e*	Nektar Therapeutics	3,286
235	e*	Nighthawk Radiology Holdings, Inc	1,664
336	e*	Odyssey HealthCare, Inc	3,273
1,211	e	Omnicare, Inc	31,752
538	*	Pediatrix Medical Group, Inc	26,486
1,098		Pharmaceutical Product Development, Inc	47,104

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
610	e*	Psychiatric Solutions, Inc	$23,082
300	*	RehabCare Group, Inc	4,809
246	e*	Skilled Healthcare Group, Inc (Class A)	3,301
300	e*	Stereotaxis, Inc	1,608
722	*	Sun Healthcare Group, Inc	9,668
483	e*	Sunrise Senior Living, Inc	10,858
5,457	e*	Tenet Healthcare Corp	30,341
527	e	Universal Health Services, Inc (Class B)	33,317
133	*	US Physical Therapy, Inc	2,183
5,985	*	WellPoint, Inc	285,245

		TOTAL HEALTH SERVICES	1,880,622

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.10%
250	*	Comverge, Inc	3,495
1,636	*	Foster Wheeler Ltd	119,673
396	e	Granite Construction, Inc	12,486
670	e	Great Lakes Dredge & Dock Corp	4,094
440	*	Matrix Service Co	10,146
247	*	Orion Marine Group, Inc	3,490
133	*	Sterling Construction Co, Inc	2,641

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	156,025

HOLDING AND OTHER INVESTMENT OFFICES - 2.32%
400	e	Acadia Realty Trust	9,260
466	e*	Affiliated Managers Group, Inc	41,968
79	e	Agree Realty Corp	1,742
24	e*	Alexander’s, Inc	7,454
392	e	Alexandria Real Estate Equities, Inc	38,157
1,832	e	Allied Capital Corp	25,446
1,200	e	AMB Property Corp	60,456
374	*	American Apparel, Inc	2,487
503	e	American Campus Communities, Inc	14,029
110		American Capital Agency Corp	1,830
6,212		Annaly Mortgage Management, Inc	96,348
503	e	Anthracite Capital, Inc	3,541
734		Anworth Mortgage Asset Corp	4,778
1,105	e	Apartment Investment & Management Co (Class A)	37,636
1,618	e	Apollo Investment Corp	23,186
134	e	Arbor Realty Trust, Inc	1,202
1,067	e	Ashford Hospitality Trust, Inc	4,930
167		Associated Estates Realty Corp	1,789
872	e	AvalonBay Communities, Inc	77,748
675	e	BioMed Realty Trust, Inc	16,558
1,181	e	Boston Properties, Inc	106,550
918	e	Brandywine Realty Trust	14,468
557	e	BRE Properties, Inc (Class A)	24,107
612	e	Camden Property Trust	27,087
472	e	Capital Lease Funding, Inc	3,535
47	e	Capital Southwest Corp	4,899
200	e	Capital Trust, Inc (Class A)	3,842
608		Capstead Mortgage Corp	6,597
698	e	CBL & Associates Properties, Inc	15,942
400		Cedar Shopping Centers, Inc	4,688
65	e	Cherokee, Inc	1,310
507	e	Colonial Properties Trust	10,150
429	e	Corporate Office Properties Trust	14,728
529		Cousins Properties, Inc	12,220

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
209		Danvers Bancorp, Inc	$2,299
1,850	e	DCT Industrial Trust, Inc	15,318
1,405	e	Developers Diversified Realty Corp	48,768
1,064	e	DiamondRock Hospitality Co	11,587
753	e	Digital Realty Trust, Inc	30,805
1,381	e	Douglas Emmett, Inc	30,341
1,556		Duke Realty Corp	34,932
451	e	EastGroup Properties, Inc	19,348
231		Education Realty Trust, Inc	2,691
350	e	Entertainment Properties Trust	17,304
238		Equity Lifestyle Properties, Inc	10,472
415	e	Equity One, Inc	8,528
3,080		Equity Residential	117,872
291	e	Essex Property Trust, Inc	30,992
903	e	Extra Space Storage, Inc	13,870
697	e	Federal Realty Investment Trust	48,093
628	e	FelCor Lodging Trust, Inc	6,594
500	e	First Industrial Realty Trust, Inc	13,735
172	e	First Potomac Realty Trust	2,621
538	e	Franklin Street Properties Corp	6,800
2,050	e	Friedman Billings Ramsey Group, Inc (Class A)	3,075
2,579	e	General Growth Properties, Inc	90,342
164	e	Getty Realty Corp	2,363
239	e	Gladstone Capital Corp	3,642
252		Gladstone Investment Corp	1,620
511	e	Glimcher Realty Trust	5,713
574	e	Gramercy Capital Corp	6,653
132		Hatteras Financial Corp	3,035
2,599	e	HCP, Inc	82,674
1,023		Health Care REIT, Inc	45,524
605		Healthcare Realty Trust, Inc	14,381
298	e	Hersha Hospitality Trust	2,250
629		Highwoods Properties, Inc	19,763
1,026	e*	Hilltop Holdings, Inc	10,578
424		Home Properties, Inc	20,377
1,066	e	Hospitality Properties Trust	26,074
5,912	e	Host Marriott Corp	80,699
2,467		HRPT Properties Trust	16,702
710	e	Inland Real Estate Corp	10,238
678	e	Investors Real Estate Trust	6,468
5,730	e	iShares Russell 3000 Index Fund	429,177
1,431	e	iStar Financial, Inc	18,904
284	e	JER Investors Trust, Inc	1,789
348	e	Kilroy Realty Corp	16,366
2,453	e	Kimco Realty Corp	84,678
715	e	Kite Realty Group Trust	8,938
442	e	LaSalle Hotel Properties	11,107
736	e	Lexington Corporate Properties Trust	10,032
1,005	e	Liberty Property Trust	33,316
249		LTC Properties, Inc	6,364
781	e	Macerich Co	48,524
749		Mack-Cali Realty Corp	25,593
527	e	Maguire Properties, Inc	6,414
950		Medical Properties Trust, Inc	9,614
1,250	*	Meruelo Maddux Properties, Inc	2,725
1,708		MFA Mortgage Investments, Inc	11,136
298	e	Mid-America Apartment Communities, Inc	15,210

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
220	e	Mission West Properties, Inc	$2,411
520		MVC Capital, Inc	7,119
200		National Health Investors, Inc	5,702
839		National Retail Properties, Inc	17,535
1,097	e	Nationwide Health Properties, Inc	34,545
463	e	Newcastle Investment Corp	3,246
800	e	NorthStar Realty Finance Corp	6,656
735		Omega Healthcare Investors, Inc	12,238
149		Parkway Properties, Inc	5,026
216	e	PennantPark Investment Corp	1,557
385	e	Pennsylvania Real Estate Investment Trust	8,909
1,970	e	Plum Creek Timber Co, Inc	84,139
500	e	Post Properties, Inc	14,875
449	e	Potlatch Corp	20,259
2,913	e	Prologis	158,322
218	e	Prospect Capital Corp	2,873
235		PS Business Parks, Inc	12,126
1,440		Public Storage, Inc	116,338
1,238	e	RAIT Investment Trust	9,186
201		Ramco-Gershenson Properties	4,129
1,149	e	Realty Income Corp	26,151
379		Redwood Trust, Inc	8,637
795		Regency Centers Corp	47,000
500	e	Resource Capital Corp	3,605
200		Saul Centers, Inc	9,398
1,080	e	Senior Housing Properties Trust	21,092
2,494		Simon Property Group, Inc	224,186
649		SL Green Realty Corp	53,685
249		Sovran Self Storage, Inc	10,348
798	e	Strategic Hotels & Resorts, Inc	7,477
236	e	Sun Communities, Inc	4,302
631	e	Sunstone Hotel Investors, Inc	10,475
357	e	Tanger Factory Outlet Centers, Inc	12,827
694	e	Taubman Centers, Inc	33,763
1,487	e	UDR, Inc	33,279
200		Universal Health Realty Income Trust	6,000
213	e	Urstadt Biddle Properties, Inc (Class A)	3,123
499		U-Store-It Trust	5,963
1,470		Ventas, Inc	62,578
3,345	e	Virgin Media, Inc	45,525
1,509	e	Vornado Realty Trust	132,792
745		WABCO Holdings, Inc	34,613
562	e	Washington Real Estate Investment Trust	16,888
842	e	Weingarten Realty Investors	25,529
1,210		Winthrop Realty Trust	4,356

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,756,479

HOTELS AND OTHER LODGING PLACES - 0.28%
436	e	Ameristar Casinos, Inc	6,026
459	e*	Bluegreen Corp	2,777
584	e	Boyd Gaming Corp	7,335
370	e	Choice Hotels International, Inc	9,805
424	e*	Gaylord Entertainment Co	10,159
300	e*	Great Wolf Resorts, Inc	1,311
162	e*	Isle of Capri Casinos, Inc	776
1,201	e*	Las Vegas Sands Corp	56,975
300	*	Lodgian, Inc	2,349

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
200		Marcus Corp	$2,990
3,396	e	Marriott International, Inc (Class A)	89,111
1,409	e*	MGM Mirage	47,751
200	e*	Monarch Casino & Resort, Inc	2,360
510	e*	Morgans Hotel Group Co	5,253
465	e	Orient-Express Hotels Ltd (Class A)	20,200
200	e*	Riviera Holdings Corp	2,030
2,143		Starwood Hotels & Resorts Worldwide, Inc	85,870
378	e*	Vail Resorts, Inc	16,190
1,996		Wyndham Worldwide Corp	35,748
620	e	Wynn Resorts Ltd	50,437

		TOTAL HOTELS AND OTHER LODGING PLACES	455,453

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.78%
302	*	3PAR, Inc	2,368
129	e	Aaon, Inc	2,485
637	e	Actuant Corp (Class A)	19,970
1,043	e*	AGCO Corp	54,664
301	e	Albany International Corp (Class A)	8,729
400	*	Allis-Chalmers Energy, Inc	7,120
296	*	Altra Holdings, Inc	4,976
79		Ampco-Pittsburgh Corp	3,514
15,397		Applied Materials, Inc	293,929
200	e*	Astec Industries, Inc	6,428
800	e*	Asyst Technologies, Inc	2,856
280	*	AuthenTec, Inc	2,918
900	*	Axcelis Technologies, Inc	4,392
722	e	Black & Decker Corp	41,522
243		Black Box Corp	6,607
315	*	Blount International, Inc	3,657
100	*	Bolt Technology Corp	2,257
547	e	Briggs & Stratton Corp	6,936
4,603	*	Brocade Communications Systems, Inc	37,929
831	*	Brooks Automation, Inc	6,872
842		Bucyrus International, Inc (Class A)	61,483
678	e	Carlisle Cos, Inc	19,662
126	e	Cascade Corp	5,332
6,998	e	Caterpillar, Inc	516,592
1,000	e*	Cirrus Logic, Inc	5,560
242	*	Colfax Corp	6,072
196	*	Columbus McKinnon Corp	4,720
347	e*	Cray, Inc	1,610
2,311		Cummins, Inc	151,417
500		Curtiss-Wright Corp	22,370
400	e*	Cymer, Inc	10,752
4,904		Deere & Co	353,726
20,810	*	Dell, Inc	455,323
772		Diebold, Inc	27,468
978		Donaldson Co, Inc	43,658
2,154		Dover Corp	104,189
938	*	Dresser-Rand Group, Inc	36,676
352	*	Dril-Quip, Inc	22,176
630	*	Electronics for Imaging, Inc	9,198
23,520	*	EMC Corp	345,509
1,000	*	Emulex Corp	11,650
408	*	Ener1, Inc	3,027
507	e*	ENGlobal Corp	7,220

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
215	e*	EnPro Industries, Inc	$8,028
1,363	e*	Entegris, Inc	8,928
1,016	e*	Extreme Networks, Inc	2,885
562	e*	Flotek Industries, Inc	11,588
413	e*	Flow International Corp	3,221
623		Flowserve Corp	85,164
1,430	*	FMC Technologies, Inc	110,010
190	e*	Fuel Tech, Inc	3,348
655	*	Gardner Denver, Inc	37,204
106	*	Gehl Co	1,568
113,405		General Electric Co	3,026,779
194	e	Gorman-Rupp Co	7,729
771	e	Graco, Inc	29,352
57		Graham Corp	4,224
28,043		Hewlett-Packard Co	1,239,781
60	e*	Hurco Cos, Inc	1,853
939		IDEX Corp	34,593
289	e*	Immersion Corp	1,968
3,537		Ingersoll-Rand Co Ltd (Class A)	132,409
664	e*	Intermec, Inc	13,997
15,594		International Business Machines Corp	1,848,357
3,589		International Game Technology	89,653
278	e*	Intevac, Inc	3,136
2,078		ITT Industries, Inc	131,600
2,356		Jabil Circuit, Inc	38,662
1,220		Joy Global, Inc	92,513
85	*	Kadant, Inc	1,921
300	e	Kaydon Corp	15,423
857		Kennametal, Inc	27,895
64	*	Key Technology, Inc	2,036
631	*	Kulicke & Soffa Industries, Inc	4,600
1,422	*	Lam Research Corp	51,405
657		Lennox International, Inc	19,027
1,076	e*	Lexmark International, Inc (Class A)	35,971
136	e	Lindsay Manufacturing Co	11,556
200		Lufkin Industries, Inc	16,656
1,392		Manitowoc Co, Inc	45,282
171		Met-Pro Corp	2,283
1,000	*	Micros Systems, Inc	30,490
192	e*	Middleby Corp	8,431
500	e	Modine Manufacturing Co	6,185
66		Nacco Industries, Inc (Class A)	4,907
227	*	NATCO Group, Inc (Class A)	12,378
136	*	Natural Gas Services Group, Inc	4,145
451	*	Netezza Corp	5,177
400	*	Netgear, Inc	5,544
179		NN, Inc	2,495
369		Nordson Corp	26,896
540	*	Oil States International, Inc	34,258
1,385		Pall Corp	54,957
1,132	e	Palm, Inc	6,101
72	*	Peerless Manufacturing Co	3,375
1,916	e*	Quantum Corp	2,587
301	*	Rackable Systems, Inc	4,033
200	*	RBC Bearings, Inc	6,664
113	e*	Rimage Corp	1,400
475	e*	Riverbed Technology, Inc	6,517

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
310		Robbins & Myers, Inc	$15,460
1,656		Rockwell Automation, Inc	72,417
1,316	e*	Safeguard Scientifics, Inc	1,632
2,558	*	SanDisk Corp	47,835
200	e	Sauer-Danfoss, Inc	6,230
266	e*	Scansource, Inc	7,118
702	e*	Scientific Games Corp (Class A)	20,793
1,500	m,v*	Seagate Technology	(0)
5,517		Seagate Technology, Inc	105,540
100	e*	Semitool, Inc	751
417	e*	Sigma Designs, Inc	5,792
608		SPX Corp	80,092
100	e	Standex International Corp	2,074
790	e*	STEC, Inc	8,113
258	*	Super Micro Computer, Inc	1,904
142	*	T-3 Energy Services, Inc	11,285
208	*	Tecumseh Products Co (Class A)	6,818
200		Tennant Co	6,014
2,098	*	Teradata Corp	48,548
1,127	*	Terex Corp	57,894
156	*	Thermadyne Holdings Corp	2,307
1,037		Timken Co	34,159
426	e	Toro Co	14,173
555	e*	TurboChef Technologies, Inc	2,653
100	e	Twin Disc, Inc	2,093
200	e*	Ultratech, Inc	3,104
1,552	e*	Varian Medical Systems, Inc	80,471
678	e*	VeriFone Holdings, Inc	8,102
280	e	Watsco, Inc	11,704
2,428	e*	Western Digital Corp	83,839
680		Woodward Governor Co	24,249
762	*	Zebra Technologies Corp (Class A)	24,872

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	10,972,700

INSTRUMENTS AND RELATED PRODUCTS - 4.93%
247	e*	Abaxis, Inc	5,960
400	e*	Abiomed, Inc	7,100
419	e*	Accuray, Inc	3,055
708	e*	Advanced Medical Optics, Inc	13,268
766	*	Affymetrix, Inc	7,882
4,237	*	Agilent Technologies, Inc	150,583
700	e*	Align Technology, Inc	7,343
3,464		Allergan, Inc	180,301
728	e*	American Medical Systems Holdings, Inc	10,884
87	e	American Science & Engineering, Inc	4,483
150		Analogic Corp	9,461
200	*	Anaren, Inc	2,114
275	*	Angiodynamics, Inc	3,746
2,057		Applied Biosystems, Inc	68,868
94	e*	Argon ST, Inc	2,331
300	e*	Arthrocare Corp	12,243
99	*	Axsys Technologies, Inc	5,152
166	e	Badger Meter, Inc	8,388
1,129		Bard (C.R.), Inc	99,296
7,137		Baxter International, Inc	456,340
745		Beckman Coulter, Inc	50,310
2,792		Becton Dickinson & Co	226,990

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
208	*	Bio-Rad Laboratories, Inc (Class A)	$16,825
16,637	*	Boston Scientific Corp	204,469
762	*	Bruker BioSciences Corp	9,792
146	*	Cantel Medical Corp	1,478
223	*	Cardiac Science Corp	1,829
609	*	Cepheid, Inc	17,125
271	*	Coherent, Inc	8,100
200		Cohu, Inc	2,936
450	*	Conmed Corp	11,948
512	e	Cooper Cos, Inc	19,021
5,626		Covidien Ltd	269,429
200	e*	Cyberonics, Inc	4,340
85	e*	Cynosure, Inc (Class A)	1,685
2,809		Danaher Corp	217,136
149	e	Datascope Corp	7,003
1,822		Dentsply International, Inc	67,050
567	*	Depomed, Inc	1,820
296	*	DexCom, Inc	1,788
284	e*	Dionex Corp	18,849
446	e	DRS Technologies, Inc	35,109
41	*	DXP Enterprises, Inc	1,707
3,150	e	Eastman Kodak Co	45,455
8,884		Emerson Electric Co	439,314
270	*	ESCO Technologies, Inc	12,668
333	*	Esterline Technologies Corp	16,404
801	e *	ev3, Inc	7,593
78	*	Exactech, Inc	2,005
81	*	Excel Technology, Inc	1,808
163	e*	FARO Technologies, Inc	4,103
386	e*	FEI Co	8,793
1,536	e*	Flir Systems, Inc	62,316
497	e*	Formfactor, Inc	9,160
469	e*	Fossil, Inc	13,634
1,458	e	Garmin Ltd	62,461
392	*	Haemonetics Corp	21,740
259	*	Hanger Orthopedic Group, Inc	4,271
153	*	Herley Industries, Inc	2,032
698	e	Hillenbrand, Inc	14,937
2,784	e*	Hologic, Inc	60,691
111	*	ICU Medical, Inc	2,540
193	e*	I-Flow Corp	1,959
276	e*	II-VI, Inc	9,638
632	e*	Illumina, Inc	55,054
205	*	Insulet Corp	3,225
289	e*	Integra LifeSciences Holdings Corp	12,855
434	*	Intuitive Surgical, Inc	116,920
316	e	Invacare Corp	6,459
900	e*	ION Geophysical Corp	15,705
205	*	IRIS International, Inc	3,208
388	e*	Itron, Inc	38,160
345	*	Ixia	2,398
32,063		Johnson & Johnson	2,062,933
66	e*	Kensey Nash Corp	2,115
1,934	e	Kla-Tencor Corp	78,733
800	*	Kopin Corp	2,296
27	*	K-Tron International, Inc	3,499
699	e*	L-1 Identity Solutions, Inc	9,311

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
138	*	LaBarge, Inc	$1,794
522	e*	LTX Corp	1,148
193	*	Lydall, Inc	2,422
523	e*	Masimo Corp	17,965
114	e*	Measurement Specialties, Inc	2,005
147	*	Medical Action Industries, Inc	1,524
12,777		Medtronic, Inc	661,210
409	e	Mentor Corp	11,378
310	*	Merit Medical Systems, Inc	4,557
414	*	Mettler-Toledo International, Inc	39,272
167	e*	Micrus Endovascular Corp	2,341
681	*	Millipore Corp	46,213
352	e	Mine Safety Appliances Co	14,076
550	*	MKS Instruments, Inc	12,045
200	e	Movado Group, Inc	3,960
221	e	MTS Systems Corp	7,929
650		National Instruments Corp	18,441
316	e*	Natus Medical, Inc	6,617
167	*	Neogen Corp	3,823
407	e*	Newport Corp	4,636
404	*	NuVasive, Inc	18,043
222	e*	NxStage Medical, Inc	852
181	e*	Orthofix International NV	5,240
42	e*	OYO Geospace Corp	2,475
200	e*	Palomar Medical Technologies, Inc	1,996
1,291		PerkinElmer, Inc	35,954
196	*	Photon Dynamics Inc	2,956
2,432		Pitney Bowes, Inc	82,931
878	e*	Resmed, Inc	31,380
1,827		Rockwell Collins, Inc	87,623
324	e*	Rofin-Sinar Technologies, Inc	9,785
1,017		Roper Industries, Inc	67,000
351	e*	Rudolph Technologies, Inc	2,703
561	e*	Sirf Technology Holdings, Inc	2,424
182	e*	Sirona Dental Systems, Inc	4,717
142	*	Somanetics Corp	3,010
326	e*	Sonic Solutions, Inc	1,943
150	e*	SonoSite, Inc	4,202
330	*	Spectranetics Corp	3,254
3,854	*	St. Jude Medical, Inc	157,552
800		STERIS Corp	23,008
3,501		Stryker Corp	220,143
376	*	Symmetry Medical, Inc	6,099
146	*	Synovis Life Technologies, Inc	2,749
450	*	Techne Corp	34,826
385	*	Teledyne Technologies, Inc	18,784
2,014	*	Teradyne, Inc	22,295
4,780	*	Thermo Electron Corp	266,389
616	e*	Thoratec Corp	10,712
144	*	Trans1, Inc	2,170
1,381	e*	Trimble Navigation Ltd	49,302
379	*	Varian, Inc	19,352
362	e*	Veeco Instruments, Inc	5,821
200	*	Vital Images, Inc	2,488
119	e	Vital Signs, Inc	6,757
623	e*	Vivus, Inc	4,162
146	*	Vnus Medical Technologies, Inc	2,921

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
541	*	Volcano Corp	$6,600
1,139	*	Waters Corp	73,466
391	e*	Wright Medical Group, Inc	11,108
10,279		Xerox Corp	139,383
2,667	*	Zimmer Holdings, Inc	181,489
200	e*	Zoll Medical Corp	6,734
198	*	Zygo Corp	1,946

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,980,030

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
3,388		AON Corp	155,645
1,316		Brown & Brown, Inc	22,885
245	e*	Crawford & Co (Class B)	1,958
1,275	e	Gallagher (Arthur J.) & Co	30,728
3,595		Hartford Financial Services Group, Inc	232,129
394		Hilb Rogal & Hobbs Co	17,123
5,926		Marsh & McLennan Cos, Inc	157,335
378	e	National Financial Partners Corp	7,492
271	e*	United America Indemnity Ltd (Class A)	3,623
100		White Mountains Insurance Group Ltd	42,900

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	671,818

INSURANCE CARRIERS - 3.50%
3,726	*	ACE Ltd	205,265
5,527		Aetna, Inc	224,009
5,437		Aflac, Inc	341,444
61	e*	Alleghany Corp	20,255
555		Allied World Assurance Holdings Ltd	21,989
6,265		Allstate Corp	285,621
3,286	e	Ambac Financial Group, Inc	4,403
629	e	American Equity Investment Life Holding Co	5,126
928		American Financial Group, Inc	24,824
25,995		American International Group, Inc	687,828
167		American National Insurance Co	16,369
130		American Physicians Capital, Inc	6,297
118	*	American Safety Insurance Holdings Ltd	1,697
606	*	AMERIGROUP Corp	12,605
202	*	Amerisafe, Inc	3,220
398	e	Amtrust Financial Services, Inc	5,015
557	*	Arch Capital Group Ltd	36,940
322	*	Argo Group International Holdings Ltd	10,806
961		Aspen Insurance Holdings Ltd	22,747
1,325		Assurant, Inc	87,397
742	e	Assured Guaranty Ltd	13,349
1,691		Axis Capital Holdings Ltd	50,409
125	e	Baldwin & Lyons, Inc (Class B)	2,185
377		Castlepoint Holdings Ltd	3,427
444	*	Centene Corp	7,455
4,157		Chubb Corp	203,735
1,660	e	Cincinnati Financial Corp	42,164
387	e*	Citizens, Inc	2,372
303	e	CNA Financial Corp	7,620
100	*	CNA Surety Corp	1,264
2,054	*	Conseco, Inc	20,376
89	*	Darwin Professional Underwriters, Inc	2,741
476	e	Delphi Financial Group, Inc (Class A)	11,015
143	e	Donegal Group, Inc (Class A)	2,269

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
620		Employers Holdings, Inc	$12,834
641	e	Endurance Specialty Holdings Ltd	19,736
76	e*	Enstar Group Ltd	6,650
363	e	Erie Indemnity Co (Class A)	16,752
704		Everest Re Group Ltd	56,116
155		FBL Financial Group, Inc (Class A)	3,081
2,428	e	Fidelity National Title Group, Inc (Class A)	30,593
180	e*	First Acceptance Corp	576
1,057	e	First American Corp	27,905
136	e*	First Mercury Financial Corp	2,399
346		Flagstone Reinsurance Holdings Ltd	4,079
210	e*	Fpic Insurance Group, Inc	9,517
4,970		Genworth Financial, Inc (Class A)	88,516
327	*	Greenlight Capital Re Ltd (Class A)	7,475
600		Hanover Insurance Group, Inc	25,500
206		Harleysville Group, Inc	6,969
1,378		HCC Insurance Holdings, Inc	29,131
1,227	*	Health Net, Inc	29,522
398	*	HealthExtras, Inc	11,996
521	*	Healthspring, Inc	8,794
467		Horace Mann Educators Corp	6,547
1,894	*	Humana, Inc	75,324
205	e	Infinity Property & Casualty Corp	8,512
647		IPC Holdings Ltd	17,178
77		Kansas City Life Insurance Co	3,215
200	e	LandAmerica Financial Group, Inc	4,438
1,882	e	Leucadia National Corp	88,341
2,903		Lincoln National Corp	131,564
3,572	e	Loews Corp	167,527
553		Maiden Holdings Ltd	3,539
116	*	Markel Corp	42,572
662	e	Max Re Capital Ltd	14,120
2,532	e	MBIA, Inc	11,115
288	e	Meadowbrook Insurance Group, Inc	1,526
303	e	Mercury General Corp	14,156
5,141		Metlife, Inc	271,291
1,399	e	MGIC Investment Corp	8,548
110	*	Molina Healthcare, Inc	2,677
1,226	e	Montpelier Re Holdings Ltd	18,084
173	e	National Interstate Corp	3,180
19	e	National Western Life Insurance Co (Class A)	4,152
590	e	Nationwide Financial Services, Inc (Class A)	28,326
149	*	Navigators Group, Inc	8,053
65	e	NYMAGIC, Inc	1,245
311	e	Odyssey Re Holdings Corp	11,041
2,437	e	Old Republic International Corp	28,854
313	e	OneBeacon Insurance Group Ltd	5,499
619	e	PartnerRe Ltd	42,791
609	*	Philadelphia Consolidated Holding Co	20,688
1,122	e	Phoenix Cos, Inc	8,538
654		Platinum Underwriters Holdings Ltd	21,327
400	*	PMA Capital Corp (Class A)	3,684
973	e	PMI Group, Inc	1,897
200	e	Presidential Life Corp	3,084
499	e*	Primus Guaranty Ltd	1,452
2,944	e	Principal Financial Group	123,560
338	*	ProAssurance Corp	16,261

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
152		Procentury Corp	$2,408
7,712		Progressive Corp	144,369
887		Protective Life Corp	33,750
4,937		Prudential Financial, Inc	294,936
794		Quanta Capital Holdings Ltd	2,096
910		Radian Group, Inc	1,320
310	e	Reinsurance Group Of America, Inc	13,491
735		RenaissanceRe Holdings Ltd	32,832
200	e	RLI Corp	9,894
1,023		Safeco Corp	68,705
200	e	Safety Insurance Group, Inc	7,130
100	*	SCPIE Holdings Inc	2,799
169	*	SeaBright Insurance Holdings, Inc	2,447
656		Selective Insurance Group, Inc	12,307
628		Stancorp Financial Group, Inc	29,491
200	e	State Auto Financial Corp	4,786
200	e	Stewart Information Services Corp	3,868
1,044		Torchmark Corp	61,231
176		Tower Group, Inc	3,729
334		Transatlantic Holdings, Inc	18,861
6,882		Travelers Cos, Inc	298,679
130	e*	Triple-S Management Corp (Class B)	2,126
234	e	United Fire & Casualty Co	6,302
13,978		UnitedHealth Group, Inc	366,923
500	e	Unitrin, Inc	13,785
417	e*	Universal American Financial Corp	4,262
3,938		UnumProvident Corp	80,532
462	e	Validus Holdings Ltd	9,818
1,629		W.R. Berkley Corp	39,357
481	*	WellCare Health Plans, Inc	17,388
15		Wesco Financial Corp	5,730
2,037		XL Capital Ltd (Class A)	41,881
401		Zenith National Insurance Corp	14,099

		TOTAL INSURANCE CARRIERS	5,667,617

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
560	e*	Geo Group, Inc	12,600

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	12,600

LEATHER AND LEATHER PRODUCTS - 0.10%
3,885	*	Coach, Inc	112,199
960	e*	CROCS, Inc	7,690
344	e*	Genesco, Inc	10,619
643	e*	Iconix Brand Group, Inc	7,767
150	*	Steven Madden Ltd	2,757
558	e*	Timberland Co (Class A)	9,123
60	e	Weyco Group, Inc	1,592
600	e	Wolverine World Wide, Inc	16,002

		TOTAL LEATHER AND LEATHER PRODUCTS	167,749

LEGAL SERVICES - 0.03%
542	e*	FTI Consulting, Inc	37,105
154	e*	Pre-Paid Legal Services, Inc	6,255

		TOTAL LEGAL SERVICES	43,360

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
101	e*	Emergency Medical Services Corp (Class A)	2,286

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	$2,286

LUMBER AND WOOD PRODUCTS - 0.02%
80	e	American Woodmark Corp	1,690
1,056	e*	Champion Enterprises, Inc	6,178
100	e	Deltic Timber Corp	5,351
1,157	e	Louisiana-Pacific Corp	9,823
100	e	Skyline Corp	2,350
200	e	Universal Forest Products, Inc	5,992

		TOTAL LUMBER AND WOOD PRODUCTS	31,384

METAL MINING - 0.72%
502	*	Allied Nevada Gold Corp	2,957
627	e*	Apex Silver Mines Ltd	3,079
1,040		Cleveland-Cliffs, Inc	123,958
6,278	e*	Coeur d’Alene Mines Corp	18,206
496		Foundation Coal Holdings, Inc	43,936
4,352		Freeport-McMoRan Copper & Gold, Inc (Class B)	510,011
1,552	e*	Hecla Mining Co	14,372
4,945	e	Newmont Mining Corp	257,931
303	e*	Patriot Coal Corp	46,447
607	*	Rosetta Resources, Inc	17,300
384		Royal Gold, Inc	12,042
690	e*	ShengdaTech, Inc	6,852
839	e	Southern Copper Corp	89,463
656	e*	Stillwater Mining Co	7,760
1,250	e*	Uranium Resources, Inc	4,613

		TOTAL METAL MINING	1,158,927

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
213	e	Armstrong World Industries, Inc	6,224
300	e	Blyth, Inc	3,609
806	e	Callaway Golf Co	9,535
423	e	Daktronics, Inc	8,532
1,752		Fortune Brands, Inc	109,342
1,404	e	Hasbro, Inc	50,151
392	*	Intrepid Potash, Inc	25,786
311	e*	Jakks Pacific, Inc	6,795
4,122		Mattel, Inc	70,569
275	e	Nautilus, Inc	1,397
191	*	RC2 Corp	3,545
100	*	Russ Berrie & Co, Inc	797
393	e*	Shuffle Master, Inc	1,941
100	e*	Steinway Musical Instruments, Inc	2,640
5,488	e	Tyco International Ltd	219,740

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	520,603

MISCELLANEOUS RETAIL - 1.27%
198	*	1-800-FLOWERS.COM, Inc (Class A)	1,277
3,582	*	Amazon.com, Inc	262,668
409	e	Barnes & Noble, Inc	10,160
3,801		Best Buy Co, Inc	150,520
334	e	Big 5 Sporting Goods Corp	2,528
158	e*	Blue Nile, Inc	6,718
792	e	Borders Group, Inc	4,752
200	e*	Build-A-Bear Workshop, Inc	1,454
585	e*	Cabela’s, Inc	6,441

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
400		Cash America International, Inc	$12,400
558	e*	CKX, Inc	4,883
657	e*	Coldwater Creek, Inc	3,469
16,263		CVS Corp	643,527
886	e*	Dick’s Sporting Goods, Inc	15,718
1,067	*	Dollar Tree, Inc	34,880
969	*	Drugstore.Com	1,841
393	*	Ezcorp, Inc (Class A)	5,011
324	e*	GSI Commerce, Inc	4,416
373	e*	Hibbett Sports, Inc	7,870
359		Longs Drug Stores Corp	15,117
497		MSC Industrial Direct Co (Class A)	21,923
473	e	Nutri/System, Inc	6,688
3,008	*	Office Depot, Inc	32,908
769	e	OfficeMax, Inc	10,689
176	e*	Overstock.com, Inc	4,567
1,486	e	Petsmart, Inc	29,646
422	e*	Priceline.com, Inc	48,724
145	e	Pricesmart, Inc	2,868
6,114	e*	Rite Aid Corp	9,721
671	e*	Sears Holdings Corp	49,426
160	e*	Shutterfly, Inc	1,954
192	e*	Stamps.com, Inc	2,396
7,990		Staples, Inc	189,763
220	e	Systemax, Inc	3,883
1,436	e	Tiffany & Co	58,517
11,268		Walgreen Co	366,323
362		World Fuel Services Corp	7,942
490	e*	Zale Corp	9,256
155	*	Zumiez, Inc	2,570

		TOTAL MISCELLANEOUS RETAIL	2,055,414

MOTION PICTURES - 0.93%
466	e*	Avid Technology, Inc	7,917
1,979	e*	Blockbuster, Inc (Class A)	4,948
6,711		CBS Corp (Class B)	130,797
306	e	Cinemark Holdings, Inc	3,996
3,197	*	Discovery Holding Co (Class A)	70,206
909	*	DreamWorks Animation SKG, Inc (Class A)	27,097
171	e*	Gaiam, Inc (Class A)	2,310
850	e*	Macrovision Solutions Corp	12,716
460		National CineMedia, Inc	4,904
26,348		News Corp (Class A)	396,274
912	e	Regal Entertainment Group (Class A)	13,935
40,711		Time Warner, Inc	602,523
1,640	e*	tw telecom inc	26,289
6,426	*	Viacom, Inc (Class B)	196,250

		TOTAL MOTION PICTURES	1,500,162

NONDEPOSITORY INSTITUTIONS - 0.93%
700	e	Advance America Cash Advance Centers, Inc	3,556
403	e	Advanta Corp (Class B)	2,535
2,310		American Capital Ltd	54,909
11,453		American Express Co	431,435
1,288	e*	AmeriCredit Corp	11,103
1,297	e	Ares Capital Corp	13,074
400	e*	Boise, Inc	1,540

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
4,267	e	Capital One Financial Corp	$162,189
1,828	e	CapitalSource, Inc	20,254
370	e	Chimera Investment Corp	3,334
3,188	e	CIT Group, Inc	21,710
218	e*	CompuCredit Corp	1,308
6,651		Countrywide Financial Corp	28,267
103	e*	Credit Acceptance Corp	2,633
5,495	e	Discover Financial Services	72,369
12,111	e*	Fannie Mae	236,286
160	e	Federal Agricultural Mortgage Corp (Class C)	3,965
274	e	Financial Federal Corp	6,017
250	e*	First Cash Financial Services, Inc	3,748
641	e	First Marblehead Corp	1,647
7,508	e	Freddie Mac	123,131
1,040	e	GLG Partners, Inc	8,112
386	e*	Guaranty Financial Group, Inc	2,073
255	e	Hercules Technology Growth Capital, Inc	2,277
187		Kohlberg Capital Corp	1,870
778	e	MCG Capital Corp	3,096
289	e*	Mercadolibre, Inc	9,968
115	*	Mitcham Industries, Inc	1,964
200	e	Nelnet, Inc (Class A)	2,246
300	e	NGP Capital Resources Co	4,623
300	e*	Ocwen Financial Corp	1,395
199	e	Patriot Capital Funding, Inc	1,244
544	*	PHH Corp	8,350
5,310	*	SLM Corp	102,749
42	e	Student Loan Corp	4,119
2,838		Textron, Inc	136,025
838	e*	thinkorswim Group, Inc	5,908
40	e	TICC Capital Corp	218
199	e*	World Acceptance Corp	6,700

		TOTAL NONDEPOSITORY INSTITUTIONS	1,507,947

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
292	e	AMCOL International Corp	8,310
350		Compass Minerals International, Inc	28,196
1,260	e*	General Moly, Inc	9,916
1,107	e	Vulcan Materials Co	66,176

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	112,598

OIL AND GAS EXTRACTION - 5.31%
468	*	Abraxas Petroleum Corp	2,532
5,283		Anadarko Petroleum Corp	395,380
280	e	APCO Argentina, Inc	8,106
104	*	Approach Resources, Inc	2,786
399	*	Arena Resources, Inc	21,075
508		Atlas America, Inc	22,908
314	*	ATP Oil & Gas Corp	12,394
282	*	Atwood Oceanics, Inc	35,064
3,504		Baker Hughes, Inc	306,039
448	*	Basic Energy Services, Inc	14,112
487	e	Berry Petroleum Co (Class A)	28,675
417	*	Bill Barrett Corp	24,774
3,343		BJ Services Co	106,775
426	*	BMB Munai, Inc	2,530
184	*	Bois d’Arc Energy, Inc	4,473

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
523	e*	Brigham Exploration Co	$8,279
610	e*	Bronco Drilling Co, Inc	11,212
630	e*	Cal Dive International, Inc	9,003
230	e*	Callon Petroleum Co	6,293
2,408	*	Cameron International Corp	133,283
433	*	Cano Petroleum, Inc	3,438
312	e*	Carrizo Oil & Gas, Inc	21,244
599	e*	Cheniere Energy, Inc	2,618
6,148	e	Chesapeake Energy Corp	405,522
900		Cimarex Energy Co	62,703
90	e*	Clayton Williams Energy, Inc	9,896
303	*	CNX Gas Corp	12,738
548	*	Complete Production Services, Inc	19,958
469	*	Comstock Resources, Inc	39,598
567	*	Concho Resources, Inc	21,149
145	e*	Contango Oil & Gas Co	13,473
340	e*	Continental Resources, Inc	23,569
80	*	Dawson Geophysical Co	4,757
892	e*	Delta Petroleum Corp	22,764
2,753	*	Denbury Resources, Inc	100,485
783	e	Diamond Offshore Drilling, Inc	108,947
93	*	Double Eagle Petroleum Co	1,695
591	*	Encore Acquisition Co	44,437
1,293	*	Endeavour International Corp	2,806
453	*	Energy Partners Ltd	6,759
802	*	Energy XXI Bermuda Ltd	5,550
1,653		ENSCO International, Inc	133,463
1,410		Equitable Resources, Inc	97,375
849	e*	EXCO Resources, Inc	31,337
747	e*	Exterran Holdings, Inc	53,403
893	e*	Forest Oil Corp	66,529
386	e*	FX Energy, Inc	2,034
1,074	*	Gasco Energy, Inc	4,457
1,000	e*	GeoGlobal Resources, Inc	2,130
207	*	Geomet, Inc	1,962
1,315	*	Global Industries Ltd	23,578
267	e*	GMX Resources, Inc	19,785
321	e*	Goodrich Petroleum Corp	26,617
2,200	e*	Grey Wolf, Inc	19,866
520	*	Gulfport Energy Corp	8,564
10,042		Halliburton Co	532,929
318	e*	Harvest Natural Resources, Inc	3,517
1,044	e*	Helix Energy Solutions Group, Inc	43,472
1,188		Helmerich & Payne, Inc	85,560
1,011	*	Hercules Offshore, Inc	38,438
1,423	*	Key Energy Services, Inc	27,635
1,000	e*	Mariner Energy, Inc	36,970
594	e*	McMoRan Exploration Co	16,347
910	*	Meridian Resource Corp	2,685
3,234	e*	Nabors Industries Ltd	159,210
4,724	*	National Oilwell Varco, Inc	419,113
1,000	e*	Newpark Resources, Inc	7,860
3,030		Noble Corp	196,829
226	*	Northern Oil And Gas, Inc	3,001
597	*	Oceaneering International, Inc	45,999
2,675	e*	Oilsands Quest, Inc	17,388
85		Panhandle Oil and Gas, Inc	2,878

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
522	*	Parallel Petroleum Corp	$10,508
1,200	e*	Parker Drilling Co	12,012
1,800	e	Patterson-UTI Energy, Inc	64,872
440		Penn Virginia Corp	33,185
2,358	*	PetroHawk Energy Corp	109,199
165	*	Petroleum Development Corp	10,971
435	e*	Petroquest Energy, Inc	11,702
568	e*	Pioneer Drilling Co	10,684
1,352	e	Pioneer Natural Resources Co	105,835
1,223	*	Plains Exploration & Production Co	89,242
1,930	*	Pride International, Inc	91,270
222	*	Quest Resource Corp	2,533
1,098	e*	Quicksilver Resources, Inc	42,427
421	*	RAM Energy Resources, Inc	2,652
1,730		Range Resources Corp	113,384
188	*	Rex Energy Corp	4,963
1,280	e	Rowan Cos, Inc	59,840
337	e	RPC, Inc	5,662
13,575		Schlumberger Ltd	1,458,362
234	e*	SEACOR Holdings, Inc	20,945
2,282	e	Smith International, Inc	189,725
3,892	*	Southwestern Energy Co	185,298
699	e	St. Mary Land & Exploration Co	45,183
323	*	Stone Energy Corp	21,289
1,233	e*	Sulphco, Inc	2,799
868	*	Superior Energy Services	47,862
174	e*	Superior Well Services, Inc	5,518
327	e*	Swift Energy Co	21,602
810	*	Tetra Technologies, Inc	19,205
617		Tidewater, Inc	40,124
248	e*	Toreador Resources Corp	2,115
3,616		Transocean, Inc	551,042
127	e*	Trico Marine Services, Inc	4,625
264	*	Tri-Valley Corp	1,962
311	e*	TXCO Resources, Inc	3,657
300	*	Union Drilling, Inc	6,504
520	*	Unit Corp	43,144
621	e*	Vaalco Energy, Inc	5,260
231	*	Venoco, Inc	5,362
289	e	W&T Offshore, Inc	16,909
580	*	Warren Resources, Inc	8,514
7,731	*	Weatherford International Ltd	383,380
347	*	W-H Energy Services, Inc	33,222
444	*	Whiting Petroleum Corp	47,100
442	*	Willbros Group, Inc	19,364
5,826		XTO Energy, Inc	399,139

		TOTAL OIL AND GAS EXTRACTION	8,590,882

PAPER AND ALLIED PRODUCTS - 0.41%
607	e	AbitibiBowater, Inc	5,663
1,131	e	Bemis Co	25,357
600	*	Buckeye Technologies, Inc	5,076
676	*	Cenveo, Inc	6,605
5,529	*	Domtar Corporation	30,133
397	e	Glatfelter	5,363
1,659	e*	Graphic Packaging Holding Co	3,351
378	e	Greif, Inc (Class A)	24,203

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
4,965	e	International Paper Co	$115,685
4,762		Kimberly-Clark Corp	284,672
1,977	e	MeadWestvaco Corp	47,132
500	e*	Mercer International, Inc	3,740
162	e	Neenah Paper, Inc	2,707
1,183		Packaging Corp of America	25,446
390		Rock-Tenn Co (Class A)	11,696
136	e	Schweitzer-Mauduit International, Inc	2,292
2,686	e*	Smurfit-Stone Container Corp	10,932
1,093		Sonoco Products Co	33,828
1,158	e	Temple-Inland, Inc	13,051
334	e	Wausau Paper Corp	2,575

		TOTAL PAPER AND ALLIED PRODUCTS	659,507

PERSONAL SERVICES - 0.14%
83		Angelica Corp	1,765
1,502		Cintas Corp	39,818
300	e*	Coinstar, Inc	9,813
387	e	G & K Services, Inc (Class A)	11,788
3,704		H&R Block, Inc	79,266
300	e	Jackson Hewitt Tax Service, Inc	3,666
542		Regis Corp	14,282
887	e*	Sally Beauty Holdings, Inc	5,730
2,964	e	Service Corp International	29,225
185	e*	Steiner Leisure Ltd	5,245
155		Unifirst Corp	6,922
389		Weight Watchers International, Inc	13,852

		TOTAL PERSONAL SERVICES	221,372

PETROLEUM AND COAL PRODUCTS - 8.39%
142	e	Alon USA Energy, Inc	1,698
419	*	American Oil & Gas, Inc	1,642
3,796		Apache Corp	527,644
717		Ashland, Inc	34,559
1,079		Cabot Oil & Gas Corp	73,081
23,556		Chevron Corp	2,335,106
17,552		ConocoPhillips	1,656,733
220	*	CVR Energy, Inc	4,235
69		Delek US Holdings, Inc	635
5,077		Devon Energy Corp	610,052
2,836		EOG Resources, Inc	372,083
60,361		Exxon Mobil Corp	5,319,615
1,200		Frontier Oil Corp	28,692
1,080	*	Gran Tierra Energy, Inc	8,608
474	e*	Headwaters, Inc	5,579
3,200		Hess Corp	403,808
524	e	Holly Corp	19,346
8,074		Marathon Oil Corp	418,798
2,129		Murphy Oil Corp	208,748
1,511	*	Newfield Exploration Co	98,593
1,850		Noble Energy, Inc	186,036
9,474		Occidental Petroleum Corp	851,334
116		Quaker Chemical Corp	3,093
840	e*	SandRidge Energy, Inc	54,247
1,331	e	Sunoco, Inc	54,158
1,494	e	Tesoro Corp	29,536
6,013		Valero Energy Corp	247,615

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
174	e	WD-40 Co	$5,090
283	e	Western Refining, Inc	3,351

		TOTAL PETROLEUM AND COAL PRODUCTS	13,563,715

PIPELINES, EXCEPT NATURAL GAS - 0.13%
7,170		Spectra Energy Corp	206,066

		TOTAL PIPELINES, EXCEPT NATURAL GAS	206,066

PRIMARY METAL INDUSTRIES - 1.24%
1,349		AK Steel Holding Corp	93,081
9,231		Alcoa, Inc	328,808
1,122	e	Allegheny Technologies, Inc	66,512
500	e	Belden CDT, Inc	16,940
300	e*	Brush Engineered Materials, Inc	7,326
574		Carpenter Technology Corp	25,055
376	e*	Century Aluminum Co	25,000
514	e*	Coleman Cable, Inc	5,304
794	e*	CommScope, Inc	41,899
17,851		Corning, Inc	411,466
255	e	Encore Wire Corp	5,403
533	e*	Esmark, Inc	10,191
161	*	Fushi Copperweld, Inc	3,821
571	e*	General Cable Corp	34,745
250	e	Gibraltar Industries, Inc	3,993
128	e*	Haynes International, Inc	7,366
391	*	Horsehead Holding Corp	4,755
649	e	Hubbell, Inc (Class B)	25,876
111	*	LB Foster Co (Class A)	3,685
337	e	Matthews International Corp (Class A)	15,253
277	*	Metalico, Inc	4,853
372		Mueller Industries, Inc	11,978
96	e*	Northwest Pipe Co	5,357
3,570		Nucor Corp	266,572
89	e	Olympic Steel, Inc	6,757
1,555		Precision Castparts Corp	149,855
240	*	RTI International Metals, Inc	8,549
246	e	Schnitzer Steel Industries, Inc (Class A)	28,192
1,908	e	Steel Dynamics, Inc	74,546
226	*	Superior Essex, Inc	10,086
298	e	Texas Industries, Inc	16,727
973	e	Titanium Metals Corp	13,612
314	e	Tredegar Corp	4,616
1,348		United States Steel Corp	249,083
72	e*	Universal Stainless & Alloy	2,667
735	e	Worthington Industries, Inc	15,068

		TOTAL PRIMARY METAL INDUSTRIES	2,004,997

PRINTING AND PUBLISHING - 0.37%
594	e*	ACCO Brands Corp	6,671
189	e	AH Belo Corp (Class A)	1,077
600		American Greetings Corp (Class A)	7,404
946		Belo (A.H.) Corp (Class A)	6,915
300		Bowne & Co, Inc	3,825
100	*	Consolidated Graphics, Inc	4,927
73	e	Courier Corp	1,466
46	e	CSS Industries, Inc	1,114
245	*	Dolan Media Co	4,459

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
635		Dun & Bradstreet Corp	$55,651
269		Ennis, Inc	4,210
1,065	e*	EW Scripps Co (Class A)	44,240
2,605	e	Gannett Co, Inc	56,450
165	e	GateHouse Media, Inc	406
700	e	Harte-Hanks, Inc	8,015
531	e	John Wiley & Sons, Inc (Class A)	23,911
474	e	Journal Communications, Inc (Class A)	2,285
478	e	Lee Enterprises, Inc	1,907
239	e*	Martha Stewart Living Omnimedia, Inc (Class A)	1,769
571	e	McClatchy Co (Class A)	3,871
3,654	e	McGraw-Hill Cos, Inc	146,598
235		Media General, Inc (Class A)	2,808
480	e	Meredith Corp	13,579
500	*	MSCI, Inc	18,145
105		Multi-Color Corp	2,204
1,565	e	New York Times Co (Class A)	24,085
100	e*	Playboy Enterprises, Inc (Class B)	494
322	*	Presstek, Inc	1,597
485	e	Primedia, Inc	2,260
816	e*	R.H. Donnelley Corp	2,448
2,448		R.R. Donnelley & Sons Co	72,681
100	e	Schawk, Inc	1,199
376	e	Scholastic Corp	10,776
235	e	Standard Register Co	2,216
554	e*	Valassis Communications, Inc	6,936
470	e*	VistaPrint Ltd	12,577
68	e	Washington Post Co (Class B)	39,909

		TOTAL PRINTING AND PUBLISHING	601,085

RAILROAD TRANSPORTATION - 0.84%
3,203		Burlington Northern Santa Fe Corp	319,948
4,574		CSX Corp	287,293
369	*	Genesee & Wyoming, Inc (Class A)	12,553
850	*	Kansas City Southern Industries, Inc	37,392
4,222		Norfolk Southern Corp	264,593
5,879		Union Pacific Corp	443,865

		TOTAL RAILROAD TRANSPORTATION	1,365,644

REAL ESTATE - 0.10%
1,955	e*	CB Richard Ellis Group, Inc (Class A)	37,536
59	e	Consolidated-Tomoka Land Co	2,482
390	e	DuPont Fabros Technology, Inc	7,270
843	e	Forest City Enterprises, Inc (Class A)	27,161
386	e*	Forestar Real Estate Group, Inc	7,353
111	e*	FX Real Estate and Entertainment, Inc	211
680	e	Grubb & Ellis Co	2,618
389	e	Jones Lang LaSalle, Inc	23,414
297	e*	LoopNet, Inc	3,356
1,063	e	St. Joe Co	36,482
1,142		Stewart Enterprises, Inc (Class A)	8,222
263	e	Thomas Properties Group, Inc	2,588

		TOTAL REAL ESTATE	158,693

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.29%
78	e*	AEP Industries, Inc	1,355
700	e	Cooper Tire & Rubber Co	5,488

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
140	*	Deckers Outdoor Corp	$19,488
2,711	e*	Goodyear Tire & Rubber Co	48,337
158	e*	Metabolix, Inc	1,548
3,056		Newell Rubbermaid, Inc	51,310
4,043		Nike, Inc (Class B)	241,003
353		Schulman (A.), Inc	8,130
1,782	e	Sealed Air Corp	33,876
377	*	Skechers U.S.A., Inc (Class A)	7,450
267	e	Spartech Corp	2,518
410	e	Titan International, Inc	14,604
122	e*	Trex Co, Inc	1,431
661		Tupperware Corp	22,619
331	e	West Pharmaceutical Services, Inc	14,326

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	473,483

SECURITY AND COMMODITY BROKERS - 2.34%
2,526		Ameriprise Financial, Inc	102,732
198	e	BlackRock, Inc	35,046
1,592	e	Broadridge Financial Solutions, Inc	33,512
200	e	Calamos Asset Management, Inc (Class A)	3,406
10,634		Charles Schwab Corp	218,422
621	e*	CME Group, Inc	237,961
144	e	Cohen & Steers, Inc	3,740
1,460	*	Corrections Corp of America	40,106
22	*	Diamond Hill Investment Group, Inc	1,837
116	*	Duff & Phelps Corp	1,921
5,056	e*	E*Trade Financial Corp	15,876
1,207	e	Eaton Vance Corp	47,990
95	e	Evercore Partners, Inc (Class A)	903
300	e*	FBR Capital Markets Corp	1,509
259	e*	FCStone Group, Inc	7,234
991	e	Federated Investors, Inc (Class B)	34,110
1,898		Franklin Resources, Inc	173,952
69	e	GAMCO Investors, Inc (Class A)	3,424
704	e	GFI Group, Inc	6,343
4,485		Goldman Sachs Group, Inc	784,427
191	e	Greenhill & Co, Inc	10,287
441	e*	Interactive Brokers Group, Inc (Class A)	14,169
803	*	IntercontinentalExchange, Inc	91,542
4,850	e	Invesco Ltd	116,303
452	*	Investment Technology Group, Inc	15,124
2,042		Janus Capital Group, Inc	54,052
1,431	e	Jefferies Group, Inc	24,069
300	e*	KBW, Inc	6,174
1,234	*	Knight Capital Group, Inc (Class A)	22,187
600	e*	LaBranche & Co, Inc	4,248
1,077	e*	Ladenburg Thalmann Financial Services, Inc	1,626
565	e	Lazard Ltd (Class A)	19,295
1,561		Legg Mason, Inc	68,013
6,047	e	Lehman Brothers Holdings, Inc	119,791
239	*	MarketAxess Holdings, Inc	1,807
11,082		Merrill Lynch & Co, Inc	351,410
1,470	e*	MF Global Ltd	9,276
12,601		Morgan Stanley	454,518
184	e*	Morningstar, Inc	13,254
1,571	e*	Nasdaq Stock Market, Inc	41,710
1,040	e	Nymex Holdings, Inc	87,859

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
3,001		NYSE Euronext	$152,031
480		optionsXpress Holdings, Inc	10,723
300	*	Penson Worldwide, Inc	3,585
190	e*	Piper Jaffray Cos	5,573
1,150	e	Raymond James Financial, Inc	30,349
209	e	Sanders Morris Harris Group, Inc	1,417
1,360		SEI Investments Co	31,987
244	*	Stifel Financial Corp	8,408
181	e	SWS Group, Inc	3,006
2,954	e	T Rowe Price Group, Inc	166,812
2,718	e*	TD Ameritrade Holding Corp	49,169
200	e*	Thomas Weisel Partners Group, Inc	1,094
126	e	US Global Investors, Inc (Class A)	2,111
988		Waddell & Reed Financial, Inc (Class A)	34,590
61		Westwood Holdings Group, Inc	2,428

		TOTAL SECURITY AND COMMODITY BROKERS	3,784,448

SOCIAL SERVICES - 0.01%
236	e*	Capital Senior Living Corp	1,779
97	e*	Providence Service Corp	2,048
319	*	Res-Care, Inc	5,672

		TOTAL SOCIAL SERVICES	9,499

SPECIAL TRADE CONTRACTORS - 0.08%
100	e	Alico, Inc	3,466
337	e*	AsiaInfo Holdings, Inc	3,983
266	e	Chemed Corp	9,738
409	e	Comfort Systems USA, Inc	5,497
596	*	Dycom Industries, Inc	8,654
744	*	EMCOR Group, Inc	21,226
400	e*	Insituform Technologies, Inc (Class A)	6,092
167	e*	Integrated Electrical Services, Inc	2,872
220	e*	Layne Christensen Co	9,634
1,918	*	Quanta Services, Inc	63,812

		TOTAL SPECIAL TRADE CONTRACTORS	134,974

STONE, CLAY, AND GLASS PRODUCTS - 0.46%
8,013		3M Co	557,625
311	e	Apogee Enterprises, Inc	5,026
280	*	Cabot Microelectronics Corp	9,282
234	e	CARBO Ceramics, Inc	13,654
582	e	Eagle Materials, Inc	14,742
1,606	e	Gentex Corp	23,191
154		Libbey, Inc	1,146
868	e*	Owens Corning, Inc	19,747
1,819	*	Owens-Illinois, Inc	75,834
363	e*	US Concrete, Inc	1,728
814	e*	USG Corp	24,070

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	746,045

TEXTILE MILL PRODUCTS - 0.00%**
200	e	Oxford Industries, Inc	3,830
300	e	Xerium Technologies, Inc	1,188

		TOTAL TEXTILE MILL PRODUCTS	5,018

TOBACCO PRODUCTS - 1.18%
23,922		Altria Group, Inc	491,836

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,771	*	Lorillard, Inc	$122,482
24,000		Philip Morris International, Inc	1,185,360
341	e	Universal Corp	15,420
1,692	e	UST, Inc	92,400
303	e	Vector Group Ltd	4,887

		TOTAL TOBACCO PRODUCTS	1,912,385

TRANSPORTATION BY AIR - 0.33%
114	e*	Air Methods Corp	2,850
995	e*	Airtran Holdings, Inc	2,030
458	e*	Alaska Air Group, Inc	7,026
153	*	Allegiant Travel Co	2,844
2,844	e*	AMR Corp	14,561
211	e*	Atlas Air Worldwide Holdings, Inc	10,436
281	e*	Bristow Group, Inc	13,907
1,243	e*	Continental Airlines, Inc (Class B)	12,567
339		Copa Holdings S.A. (Class A)	9,546
3,310	e*	Delta Air Lines, Inc	18,867
3,504		FedEx Corp	276,080
457	*	Hawaiian Holdings, Inc	3,176
1,884	e*	JetBlue Airways Corp	7,027
2,882	*	Northwest Airlines Corp	19,194
149	e*	PHI, Inc	5,985
620	e*	Republic Airways Holdings, Inc	5,369
692	e	Skywest, Inc	8,754
7,835		Southwest Airlines Co	102,168
1,265	e	UAL Corp	6,603
644	e*	US Airways Group, Inc	1,610

		TOTAL TRANSPORTATION BY AIR	530,600

TRANSPORTATION EQUIPMENT - 2.23%
223	e	A.O. Smith Corp	7,321
408	e*	AAR Corp	5,520
300	e*	Accuride Corp	1,275
118	*	Aerovironment, Inc	3,207
449	e	American Axle & Manufacturing Holdings, Inc	3,588
90	e	American Railcar Industries, Inc	1,510
234	e*	Amerigon, Inc	1,664
738	e	ArvinMeritor, Inc	9,210
237	*	ATC Technology Corp	5,517
871		Autoliv, Inc	40,606
1,031	*	BE Aerospace, Inc	24,012
8,549		Boeing Co	561,840
975	e	Brunswick Corp	10,335
540	e	Clarcor, Inc	18,954
211	*	Cogo Group, Inc	1,922
1,129	*	Dana Holding Corp	6,040
121		Ducommun, Inc	2,778
520	e	Federal Signal Corp	6,240
570	e*	Fleetwood Enterprises, Inc	1,493
744	e*	Force Protection, Inc	2,463
24,682	e*	Ford Motor Co	118,720
227	e	Freightcar America, Inc	8,059
140	*	Fuel Systems Solutions, Inc	5,390
575	e*	GenCorp, Inc	4,117
4,534		General Dynamics Corp	381,733
5,466	e	General Motors Corp	62,859

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
111	e*	GenTek, Inc	$2,985
1,864		Genuine Parts Co	73,964
1,402		Goodrich Corp	66,539
110	e	Greenbrier Cos, Inc	2,233
300	e	Group 1 Automotive, Inc	5,961
2,677		Harley-Davidson, Inc	97,068
936		Harsco Corp	50,928
2,375	e*	Hayes Lemmerz International, Inc	6,745
225	e	Heico Corp	7,322
380		Kaman Corp	8,649
101	*	LMI Aerospace, Inc	1,775
3,741		Lockheed Martin Corp	369,087
3,891		Northrop Grumman Corp	260,308
706	*	Orbital Sciences Corp	16,633
850	e	Oshkosh Truck Corp	17,587
4,153		Paccar, Inc	173,720
1,493	*	Pactiv Corp	31,696
433	e	Polaris Industries, Inc	17,485
4,812		Raytheon Co	270,819
355	e	Spartan Motors, Inc	2,652
1,096	*	Spirit Aerosystems Holdings, Inc (Class A)	21,021
200	e	Superior Industries International, Inc	3,376
547	*	Tenneco, Inc	7,401
400	e	Thor Industries, Inc	8,504
376	e*	TransDigm Group, Inc	12,630
964	e	Trinity Industries, Inc	33,441
229	e	Triumph Group, Inc	10,786
569	*	TRW Automotive Holdings Corp	10,509
11,073		United Technologies Corp	683,204
1,603	e*	Visteon Corp	4,216
270	e	Wabash National Corp	2,041
492		Westinghouse Air Brake Technologies Corp	23,921
353	e	Winnebago Industries, Inc	3,597

		TOTAL TRANSPORTATION EQUIPMENT	3,605,176

TRANSPORTATION SERVICES - 0.20%
184	e	Ambassadors Group, Inc	2,745
1,891		CH Robinson Worldwide, Inc	103,702
121	*	Dynamex, Inc	3,244
2,422		Expeditors International Washington, Inc	104,146
538		GATX Corp	23,850
500	*	HUB Group, Inc (Class A)	17,065
875	*	Lear Corp	12,408
830	e*	Orbitz Worldwide, Inc	4,158
400		Pacer International, Inc	8,604
482	e	Ship Finance International Ltd	14,233
1,085	e	UTI Worldwide, Inc	21,646

		TOTAL TRANSPORTATION SERVICES	315,801

TRUCKING AND WAREHOUSING - 0.39%
300	e	Arkansas Best Corp	10,992
250	e*	Celadon Group, Inc	2,498
512		Con-way, Inc	24,197
289	e	Forward Air Corp	9,999
770	e	Heartland Express, Inc	11,481
1,049	e	J.B. Hunt Transport Services, Inc	34,911
662		Landstar System, Inc	36,556

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
160	*	Marten Transport Ltd	$2,555
472	e*	Old Dominion Freight Line	14,169
133	*	Saia, Inc	1,452
7,545		United Parcel Service, Inc (Class B)	463,791
457	e	Werner Enterprises, Inc	8,491
649	e*	YRC Worldwide, Inc	9,651

		TOTAL TRUCKING AND WAREHOUSING	630,743

WATER TRANSPORTATION - 0.28%
464		Alexander & Baldwin, Inc	21,135
672	e*	American Commercial Lines, Inc	7,345
148	e	Arlington Tankers Ltd	3,437
4,954	e	Carnival Corp	163,284
449		DHT Maritime, Inc	4,503
530	e	Eagle Bulk Shipping, Inc	15,672
550	e	Frontline Ltd	38,379
194	e	Genco Shipping & Trading Ltd	12,649
315	e	General Maritime Corp	8,184
383	e	Golar LNG Ltd	5,933
249	*	Gulfmark Offshore, Inc	14,487
369	e	Horizon Lines, Inc (Class A)	3,672
253	e*	Hornbeck Offshore Services, Inc	14,297
584	e*	Kirby Corp	28,032
185		Knightsbridge Tankers Ltd	5,959
389	e	Nordic American Tanker Shipping	15,101
438	e*	Odyssey Marine Exploration, Inc	1,734
314	e	Overseas Shipholding Group, Inc	24,969
1,568	e	Royal Caribbean Cruises Ltd	35,233
160	*	TBS International Ltd (Class A)	6,392
480	e	Teekay Corp	21,686
140	e	Teekay Tankers Ltd	3,249
166	e*	Ultrapetrol Bahamas Ltd	2,093

		TOTAL WATER TRANSPORTATION	457,425

WHOLESALE TRADE-DURABLE GOODS - 0.37%
400	e	Agilysys, Inc	4,536
450		Applied Industrial Technologies, Inc	10,877
1,424	*	Arrow Electronics, Inc	43,745
480	e	Barnes Group, Inc	11,083
474	e*	Beacon Roofing Supply, Inc	5,029
1,214	e	BorgWarner, Inc	53,877
200	e	Castle (A.M.) & Co	5,722
128	*	Chindex International, Inc	1,878
342	e*	Conceptus, Inc	6,324
229	*	DemandTec, Inc	1,720
400	*	Digi International, Inc	3,140
290	e*	Drew Industries, Inc	4,626
191	*	Hansen Medical, Inc	3,194
186	e	Houston Wire & Cable Co	3,701
1,300		IKON Office Solutions, Inc	14,664
1,833	*	Ingram Micro, Inc (Class A)	32,536
718	*	Insight Enterprises, Inc	8,422
297	*	Interline Brands, Inc	4,731
600	e	Knight Transportation, Inc	10,980
45	e	Lawson Products, Inc	1,115
1,427	*	LKQ Corp	25,786
467	e	Martin Marietta Materials, Inc	48,377

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
160	*	MedAssets, Inc	$2,728
100	e *	MWI Veterinary Supply, Inc	3,311
468	e	Owens & Minor, Inc	21,383
1,474	e *	Patterson Cos, Inc	43,321
614	e	PEP Boys-Manny Moe & Jack	5,354
567	e	Pool Corp	10,070
731	e *	PSS World Medical, Inc	11,915
689		Reliance Steel & Aluminum Co	53,115
585	*	Solera Holdings, Inc	16,181
616	*	Tech Data Corp	20,876
82	*	Titan Machinery, Inc	2,568
466	e *	TomoTherapy, Inc	4,161
432	e *	Tyler Technologies, Inc	5,862
871		W.W. Grainger, Inc	71,248
494	*	WESCO International, Inc	19,780

		TOTAL WHOLESALE TRADE-DURABLE GOODS	597,936

WHOLESALE TRADE-NONDURABLE GOODS - 0.58%
282		Aceto Corp	2,154
943		Airgas, Inc	55,062
1,200	e *	Akorn, Inc	3,972
850	e *	Alliance One International, Inc	4,344
605	e *	Allscripts Healthcare Solutions, Inc	7,508
207	e	Andersons, Inc	8,427
578	e *	Bare Escentuals, Inc	10,826
299	e *	BMP Sunstone Corp	1,704
897	e	Brown-Forman Corp (Class B)	67,786
4,140		Cardinal Health, Inc	213,541
418	e *	Central European Distribution Corp	30,995
108	e *	Core-Mark Holding Co, Inc	2,830
1,480	*	Dean Foods Co	29,038
1,365	*	Endo Pharmaceuticals Holdings, Inc	33,019
476	e *	Fresh Del Monte Produce, Inc	11,219
300	e *	Green Mountain Coffee Roasters, Inc	11,271
435	e *	Hain Celestial Group, Inc	10,214
1,050	*	Henry Schein, Inc	54,149
702		Herbalife Ltd	27,203
1,606	e	Idearc, Inc	3,774
100	e	Kenneth Cole Productions, Inc (Class A)	1,270
330	e	K-Swiss, Inc (Class A)	4,851
161	*	LSB Industries, Inc	3,188
593	e	Men’s Wearhouse, Inc	9,660
286		Myers Industries, Inc	2,331
180	e	Nash Finch Co	6,169
559		Nu Skin Enterprises, Inc (Class A)	8,340
300	e *	Perry Ellis International, Inc	6,366
241	e *	School Specialty, Inc	7,165
217		Spartan Stores, Inc	4,991
114	*	Synutra International, Inc	3,684
7,000		Sysco Corp	192,570
1,014		Terra Industries, Inc	50,041
390	e *	Tractor Supply Co	11,326
433	e *	United Natural Foods, Inc	8,435
323	*	United Stationers, Inc	11,935
100	e	Valhi, Inc	2,725
143	e *	Volcom, Inc	3,422
260	e	Zep, Inc	3,869

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
203	*	Zhongpin, Inc	$ 2,538

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	933,912

		TOTAL COMMON STOCKS (Cost $148,341,121)	159,310,990

MUTUAL FUND - 0.00%**
107	e	Kayne Anderson Energy Development Co (Cost $2,712)	2,456

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 18.78%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.48%
$2,390,000		Federal Home Loan Bank (FHLB), 07/01/08	2,390,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITES LOANED - 17.30%
27,980,528		State Street Navigator Securities Lending Primc Portfolio	27,980,528

		TOTAL SHORT-TERM INVESTMENTS (Cost $30,370,528)	30,370,528

		TOTAL PORTFOLIO - 117.27% (Cost $178,714,361)	189,683,974
		OTHER ASSETS & LIABILITIES, NET - (17.27)%	(27,938,969)

		NET ASSETS - 100.0%	$161,745,005

*	Non-income producing

e	All or a portion of these securities are out on loan.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $2,512,736.

m	Indicates a security has been deemed illiquid.

v	Securities valued at fair value.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY

STATEMENT OF INVESTMENTS (unaudited)

June 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.90%
AMUSEMENT AND RECREATION SERVICES - 0.86%
9,327		Walt Disney Co	$291,002

		TOTAL AMUSEMENT AND RECREATION SERVICES	291,002

APPAREL AND ACCESSORY STORES - 0.55%
600		American Eagle Outfitters, Inc	8,178
89	*	AnnTaylor Stores Corp	2,132
100	*	Charming Shoppes, Inc	459
400	*	Chico’s FAS, Inc	2,148
400		Foot Locker, Inc	4,980
3,091		Gap, Inc	51,527
1,200	*	Kohl’s Corp	48,048
1,800		Limited Brands, Inc	30,330
800		Nordstrom, Inc	24,240
400		Ross Stores, Inc	14,208

		TOTAL APPAREL AND ACCESSORY STORES	186,250

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
300		Liz Claiborne, Inc	4,245
200		Phillips-Van Heusen Corp	7,324
100		Polo Ralph Lauren Corp	6,278
300		VF Corp	21,354

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	39,201

AUTO REPAIR, SERVICES AND PARKING - 0.04%
544	*	Hertz Global Holdings, Inc	5,222
68		Ryder System, Inc	4,684
162	*	Wright Express Corp	4,018

		TOTAL AUTO REPAIR, SERVICES AND PARKING	13,924

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
200	*	Autozone, Inc	24,202
456	*	Carmax, Inc	6,471

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	30,673

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.88%
8,128		Home Depot, Inc	190,358
5,190		Lowe’s Cos, Inc	107,693

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	298,051

BUSINESS SERVICES - 6.50%
140	*	3Com Corp	297
301	*	3D Systems Corp	2,860
1,893	*	Adobe Systems, Inc	74,565
330		Aircastle Ltd	2,775
463	*	Akamai Technologies, Inc	16,108
249	*	Alliance Data Systems Corp	14,081
1,116	*	Art Technology Group, Inc	3,571
600	*	Autodesk, Inc	20,286
3,583		Automatic Data Processing, Inc	150,128
744	v*	BearingPoint, Inc	610
200	*	Blue Coat Systems, Inc	2,822
764	*	BMC Software, Inc	27,504
370	*	Bottomline Technologies, Inc	3,600
404	*	BPZ Energy, Inc	11,878
200	*	Cerner Corp	9,036

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
190	*	Ciber, Inc	$1,180
491	*	Citrix Systems, Inc	14,440
214	*	CMGI, Inc	2,268
460	*	Cogent, Inc	5,230
593	*	Compuware Corp	5,657
514	*	COMSYS IT Partners, Inc	4,688
100	*	CSG Systems International, Inc	1,102
400	*	DST Systems, Inc	22,020
647	*	Earthlink, Inc	5,597
3,364	*	eBay, Inc	91,938
100	*	Equinix, Inc	8,922
868	*	Expedia, Inc	15,954
169		Fair Isaac Corp	3,510
46	*	Getty Images, Inc	1,561
678		Gevity HR, Inc	3,648
619	*	Google, Inc (Class A)	325,854
200		Jack Henry & Associates, Inc	4,328
850		IMS Health, Inc	19,805
336	*	Informatica Corp	5,053
2,350	*	Innovative Solutions & Support, Inc	15,158
400	*	Internap Network Services Corp	1,872
450	*	Interwoven, Inc	5,405
1,148	*	Intuit, Inc	31,650
369	*	Iron Mountain, Inc	9,797
200	*	Kinetic Concepts, Inc	7,982
300	*	Lamar Advertising Co (Class A)	10,809
626	*	Lawson Software, Inc	4,551
242	*	Lionbridge Technologies	624
205	*	Liquidity Services, Inc	2,364
498	*	Magma Design Automation, Inc	3,023
170		Manpower, Inc	9,901
249		Marchex, Inc (Class B)	3,068
271	*	Mentor Graphics Corp	4,282
25,029		Microsoft Corp	688,548
2,745	v	MoneyGram International, Inc	2,498
544	*	Monster Worldwide, Inc	11,212
531	*	Network Equipment Technologies, Inc	1,885
1,600		NIC, Inc	10,928
1,918	*	Novell, Inc	11,297
594	*	Nuance Communications, Inc	9,308
1,800		Omnicom Group, Inc	80,784
98	*	Omniture, Inc	1,820
290	*	Parametric Technology Corp	4,834
268	*	PDF Solutions, Inc	1,595
395	*	PeopleSupport, Inc	3,358
975	*	Radisys Corp	8,834
819	*	RealNetworks, Inc	5,405
645	*	Red Hat, Inc	13,345
600		Robert Half International, Inc	14,382
452	*	S1 Corp	3,422
375	*	Salesforce.com, Inc	25,586
500	*	Sapient Corp	3,210
196	*	Smith Micro Software, Inc	1,117
363	*	SonicWALL, Inc	2,341
1,340	*	Sonus Networks, Inc	4,583
3,229	*	Sun Microsystems, Inc	35,132
173	*	Sybase, Inc	5,090
4,019	*	Symantec Corp	77,768
1,069	*	TIBCO Software, Inc	8,178
480	*	TNS, Inc	11,501
1,135		Total System Services, Inc	25,220
600	*	Unisys Corp	2,370
249		United Online, Inc	2,497
273	*	Vasco Data Security International	2,875
417	*	Vignette Corp	5,004
597	*	VirnetX Holding Corp	2,806
1,370		Visa, Inc (Class A)	111,395

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
		TOTAL BUSINESS SERVICES	$2,193,490

CHEMICALS AND ALLIED PRODUCTS - 9.39%
1,900		Air Products & Chemicals, Inc	187,834
100	*	Alexion Pharmaceuticals, Inc	7,250
795	*	Alexza Pharmaceuticals, Inc	3,132
100	*	Alkermes, Inc	1,236
4,511	*	Amgen, Inc	212,739
101	*	Auxilium Pharmaceuticals, Inc	3,396
1,000		Avery Dennison Corp	43,930
1,300		Avon Products, Inc	46,826
525	*	Barr Pharmaceuticals, Inc	23,667
600	*	Bentley Pharmaceuticals, Inc	9,690
301	*	Biodel, Inc	3,913
1,030	*	Biogen Idec, Inc	57,567
400	*	BioMarin Pharmaceuticals, Inc	11,592
402	*	BioMimetic Therapeutics, Inc	4,792
7,609		Bristol-Myers Squibb Co	156,213
255	*	Calgon Carbon Corp	3,942
420	*	Caraco Pharmaceutical Laboratories Ltd	5,544
633	*	Cell Genesys, Inc	1,646
339		Clorox Co	17,696
2,403		Colgate-Palmolive Co	166,047
175	*	Cypress Bioscience, Inc	1,258
504	*	Dendreon Corp	2,243
3,076	*	Durect Corp	11,289
1,600		Ecolab, Inc	68,784
2,111	*	Genentech, Inc	160,225
1,008	*	Genzyme Corp	72,596
300	*	Geron Corp	1,035
3,388	*	Gilead Sciences, Inc	179,395
537		H.B. Fuller Co	12,050
500	*	Human Genome Sciences, Inc	2,605
240	*	Idexx Laboratories, Inc	11,698
182		Innophos Holdings, Inc	5,815
261	*	Inverness Medical Innovations, Inc	8,657
200	*	Invitrogen Corp	7,852
1,754	*	Javelin Pharmaceuticals, Inc	4,069
4,392		Eli Lilly & Co	202,735
300		Lubrizol Corp	13,899
200	*	Medarex, Inc	1,322
300		Nalco Holding Co	6,345
238	*	Neurocrine Biosciences, Inc	997
442	*	Noven Pharmaceuticals, Inc	4,725
200	*	OraSure Technologies, Inc	748
200	*	Par Pharmaceutical Cos, Inc	3,246
200		PDL BioPharma, Inc	2,124
552		Perrigo Co	17,537
232	*	Pharmasset, Inc	4,380
193	*	PharMerica Corp	4,360
200	*	Pozen, Inc	2,176
875		PPG Industries, Inc	50,199
2,250		Praxair, Inc	212,040
731	*	Prestige Brands Holdings, Inc	7,792
9,956		Procter & Gamble Co	605,424
227	*	Progenics Pharmaceuticals, Inc	3,602
1,635		Rohm & Haas Co	75,929
500		RPM International, Inc	10,300
450	*	Salix Pharmaceuticals Ltd	3,164
5,380		Schering-Plough Corp	105,932
437		Sciele Pharma, Inc	8,456
200	*	Sepracor, Inc	3,984
1,000		Sigma-Aldrich Corp	53,860
500	*	SuperGen, Inc	1,025
58	*	United Therapeutics Corp	5,670
300		Valspar Corp	5,673
303	*	VCA Antech, Inc	8,417

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
200	*	Vertex Pharmaceuticals, Inc	$6,694
4,597		Wyeth	220,472
529	*	Zymogenetics, Inc	4,454

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,175,904

COMMUNICATIONS - 4.18%
1,026		Alaska Communications Systems Group, Inc	12,250
2,074	*	American Tower Corp (Class A)	87,627
656	*	Centennial Communications Corp	4,585
6,471	*	Citizens Communications Co	73,381
749	*	Cox Radio, Inc (Class A)	8,838
1,825	*	Crown Castle International Corp	70,682
125	*	DG FastChannel, Inc	2,156
3,704	*	DIRECTV Group, Inc	95,971
1,335		Embarq Corp	63,105
200		Entercom Communications Corp (Class A)	1,404
2,364	*	Entravision Communications Corp (Class A)	9,503
2,481		Fairpoint Communications, Inc	17,888
5,400	*	FiberTower Corp	7,560
100		Fisher Communications, Inc	3,444
383	*	GeoEye, Inc	6,783
2,921		Gray Television, Inc	8,383
1,244	*	IAC/InterActiveCorp	23,984
1,481	*	ICO Global Communications Holdings Ltd	4,828
170	*	iPCS, Inc	5,037
449	*	Leap Wireless International, Inc	19,383
1,812	*	Liberty Global, Inc (Class A)	56,951
3,096	*	Liberty Media Corp - Entertainment (Series A)	75,016
3,274	*	Liberty Media Holding Corp (Interactive A)	48,324
1,929	*	Liberty Media Corp - Capital (Series A)	27,778
1,349	*	Lin TV Corp (Class A)	8,040
487	*	Mediacom Communications Corp (Class A)	2,601
879	*	MetroPCS Communications, Inc	15,567
120	*	NeuStar, Inc (Class A)	2,587
661	*	NII Holdings, Inc	31,391
274		NTELOS Holdings Corp	6,951
103	*	Rural Cellular Corp (Class A)	4,585
10,111		Sprint Nextel Corp	96,055
718		SureWest Communications	6,053
388	*	Syniverse Holdings, Inc	6,286
902	*	Terremark Worldwide, Inc	4,925
719	*	TerreStar Corp	2,862
2,000	*	Time Warner Cable, Inc (Class A)	52,960
279	*	TiVo, Inc	1,721
10,476		Verizon Communications, Inc	370,850
4,612		Windstream Corp	56,912
900	*	XM Satellite Radio Holdings, Inc (Class A)	7,056

		TOTAL COMMUNICATIONS	1,412,263

DEPOSITORY INSTITUTIONS - 5.62%
14,350		Bank of America Corp	342,535
4,474		Bank of New York Mellon Corp	169,251
1,325		BankAtlantic Bancorp, Inc (Class A)	2,332
3,500		BB&T Corp	79,695
200		City National Corp	8,414
698		Colonial Bancgroup, Inc	3,085
800		Comerica, Inc	20,504
4,100		Fifth Third Bancorp	41,738
950		First Horizon National Corp	7,059
2,096		Flagstar Bancorp, Inc	6,309
1,381		Hudson City Bancorp, Inc	23,035
3,788	v	IndyMac Bancorp, Inc	2,121
2,600		Keycorp	28,548
640		M&T Bank Corp	45,146
1,400		Marshall & Ilsley Corp	21,462
300	*	Metavante Technologies, Inc	6,786
1,346		New York Community Bancorp, Inc	24,013

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

900		Northern Trust Corp	$61,713
2,249		PNC Financial Services Group, Inc	128,418
526		Popular, Inc	3,466
4,160		Regions Financial Corp	45,386
2,604		Sovereign Bancorp, Inc	19,165
1,500		State Street Corp	95,985
2,300		SunTrust Banks, Inc	83,306
900		Synovus Financial Corp	7,857
9,200		US Bancorp	256,588
1,847		UCBH Holdings, Inc	4,156
5,590		Washington Mutual, Inc	27,559
13,987		Wells Fargo & Co	332,191
100		Zions Bancorporation	3,149

		TOTAL DEPOSITORY INSTITUTIONS	1,900,972

EATING AND DRINKING PLACES - 1.31%
900	*	AFC Enterprises	7,191
793		Darden Restaurants, Inc	25,328
13		DineEquity, Inc	486
6,166		McDonald’s Corp	346,653
3,234	*	Starbucks Corp	50,903
400		Wendy’s International, Inc	10,888

		TOTAL EATING AND DRINKING PLACES	441,449

EDUCATIONAL SERVICES - 0.01%
60	*	ITT Educational Services, Inc	4,958

		TOTAL EDUCATIONAL SERVICES	4,958

ELECTRIC, GAS, AND SANITARY SERVICES - 6.59%
3,672	*	AES Corp	70,539
1,096		AGL Resources, Inc	37,900
921		Alliant Energy Corp	31,553
800		Aqua America, Inc	12,776
1,100		Atmos Energy Corp	30,327
2,028		Avista Corp	43,521
947	*	Calpine Corp	21,364
1,760		Centerpoint Energy, Inc	28,248
364		Central Vermont Public Service Corp	7,051
1,362	*	Clean Energy Fuels Corp	15,649
2,217		Cleco Corp	51,723
3,139		Consolidated Edison, Inc	122,704
600		Crosstex Energy, Inc	20,796
1,254		Edison International	64,431
4,082		El Paso Corp	88,743
300		Energen Corp	23,409
1,736		Energy East Corp	42,914
200		EnergySouth, Inc	9,812
1,567		FPL Group, Inc	102,764
2,200		Hawaiian Electric Industries, Inc	54,406
2,000		Idacorp, Inc	57,780
500		MGE Energy, Inc	16,310
1,500		National Fuel Gas Co	89,220
592		Nicor, Inc	25,213
4,686		NiSource, Inc	83,973
1,093		Northeast Utilities	27,904
1,211	*	NRG Energy, Inc	51,952
900		NSTAR	30,438
3,000		OGE Energy Corp	95,130
800		Oneok, Inc	39,064
1,057		PG&E Corp	41,952
4,800		Pepco Holdings, Inc	123,120
1,010		Piedmont Natural Gas Co, Inc	26,422
640		Pinnacle West Capital Corp	19,693
1,669		PPL Corp	87,239
1,550		Public Service Enterprise Group, Inc	71,192
1,652		Questar Corp	117,358
1,009		Resource America, Inc (Class A)	9,404

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

914		Sempra Energy	$51,595
2,900		Sierra Pacific Resources	36,859
500		South Jersey Industries, Inc	18,680
2,976		TECO Energy, Inc	63,954
400		UGI Corp	11,484
200		UIL Holdings Corp	5,882
287		WGL Holdings, Inc	9,970
3,378		Williams Cos, Inc	136,167

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,228,585

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.46%
2,047	*	Adaptec, Inc	6,550
277	*	Advanced Energy Industries, Inc	3,795
1,662	*	Advanced Micro Devices, Inc	9,689
1,368		Ametek, Inc	64,597
281	*	Avnet, Inc	7,666
161		Baldor Electric Co	5,632
147	*	Benchmark Electronics, Inc	2,402
18,668	*	Cisco Systems, Inc	434,218
297	*	Conexant Systems, Inc	1,337
308	*	Cree, Inc	7,025
178	*	Dolby Laboratories, Inc (Class A)	7,173
506		Eaton Corp	42,995
81	*	Energy Conversion Devices, Inc	5,965
1,100	*	Finisar Corp	1,309
172	*	First Solar, Inc	46,925
312	*	FuelCell Energy, Inc	2,215
377	*	GrafTech International Ltd	10,115
100		Harman International Industries, Inc	4,139
300	*	Harmonic, Inc	2,853
530	*	Hutchinson Technology, Inc	7,123
19,609		Intel Corp	421,201
100	*	InterDigital, Inc	2,432
600	*	InterVoice, Inc	3,420
512	*	Lattice Semiconductor Corp	1,603
77		Lincoln Electric Holdings, Inc	6,060
538	*	Loral Space & Communications, Inc	9,480
2,267	*	LSI Logic Corp	13,919
181	*	Medis Technologies Ltd	610
2,856	*	Micron Technology, Inc	17,136
8,640		Motorola, Inc	63,418
1,151	*	NetApp, Inc	24,931
1,509	*	ON Semiconductor Corp	13,838
645	*	Oplink Communications, Inc	6,192
505	*	Optium Corp	3,676
293		Plantronics, Inc	6,540
357	*	Polycom, Inc	8,697
200	*	Power-One, Inc	378
621	*	Powerwave Technologies, Inc	2,639
441	*	QLogic Corp	6,434
6,100		Qualcomm, Inc	270,657
586	*	Quantum Fuel Systems Technologies Worldwide, Inc	1,805
200		RadioShack Corp	2,454
706	*	RF Micro Devices, Inc	2,047
760	*	Silicon Storage Technology, Inc	2,105
7,971	*	Sirius Satellite Radio, Inc	15,304
487	*	Skyworks Solutions, Inc	4,807
823	*	Spansion, Inc (Class A)	1,852
168	*	Sunpower Corp (Class A)	12,093
400	*	Sycamore Networks, Inc	1,288
568	*	Symmetricom, Inc	2,181
94	*	Synaptics, Inc	3,547
312	*	Tekelec	4,590
240		Teleflex, Inc	13,342
1,300	*	Tellabs, Inc	6,045
135	*	Tessera Technologies, Inc	2,210
5,674		Texas Instruments, Inc	159,780

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

338	*	Thomas & Betts Corp	$12,793
944	*	Triquint Semiconductor, Inc	5,721
184	*	TTM Technologies, Inc	2,431
693	*	Utstarcom, Inc	3,791
100		Whirlpool Corp	6,173
800		Xilinx, Inc	20,200
111	*	Zoran Corp	1,299

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,844,842

ENGINEERING AND MANAGEMENT SERVICES - 0.62%
200	*	Amylin Pharmaceuticals, Inc	5,078
906		Applera Corp (Celera Genomics Group)	2,272
200	*	Ariad Pharmaceuticals, Inc	480
1,147	*	Celgene Corp	73,259
42		Corporate Executive Board Co	1,766
100	*	CV Therapeutics, Inc	823
200	*	Hewitt Associates, Inc (Class A)	7,666
767	*	Incyte Corp	5,837
435	*	Isis Pharmaceuticals, Inc	5,929
139	*	Navigant Consulting, Inc	2,719
1,352		Paychex, Inc	42,291
865		Quest Diagnostics, Inc	41,927
211	*	Regeneron Pharmaceuticals, Inc	3,047
3,969	*	Rentech, Inc	7,541
100	*	Symyx Technologies, Inc	698
318	*	Tetra Tech, Inc	7,193

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	208,526

FABRICATED METAL PRODUCTS - 0.81%
150		Quanex Building Products Corp	2,229
720		Commercial Metals Co	27,144
258		Dynamic Materials Corp	8,501
100		Gulf Island Fabrication, Inc	4,893
4,002		Illinois Tool Works, Inc	190,135
200		Pentair, Inc	7,004
147		Snap-On, Inc	7,645
600		Stanley Works	26,898

		TOTAL FABRICATED METAL PRODUCTS	274,449

FOOD AND KINDRED PRODUCTS - 3.61%
1,603		Campbell Soup Co	53,636
2,700		General Mills, Inc	164,079
1,908		H.J. Heinz Co	91,298
124	*	Hansen Natural Corp	3,574
964		Hershey Co	31,600
2,664		Kellogg Co	127,925
6,453		Kraft Foods, Inc (Class A)	183,588
6,521		PepsiCo, Inc	414,670
2,399		Sara Lee Corp	29,388
1,535		Wrigley (Wm.) Jr Co	119,392

		TOTAL FOOD AND KINDRED PRODUCTS	1,219,150

FOOD STORES - 0.23%
51	*	Great Atlantic & Pacific Tea Co, Inc	1,164
1,808		Safeway, Inc	51,618
604	*	Supervalu, Inc	18,658
260		Whole Foods Market, Inc	6,159

		TOTAL FOOD STORES	77,599

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
FORESTRY - 0.14%
953		Weyerhaeuser Co	$48,736

		TOTAL FORESTRY	48,736

FURNITURE AND FIXTURES - 0.52%
470		Hill-Rom Holdings, Inc	12,681
4,100		Johnson Controls, Inc	117,588
700		Leggett & Platt, Inc	11,739
2,240		Masco Corp	35,235

		TOTAL FURNITURE AND FIXTURES	177,243

FURNITURE AND HOMEFURNISHINGS STORES - 0.12%
865	*	Bed Bath & Beyond, Inc	24,307
199	*	GameStop Corp (Class A)	8,040
100	*	Mohawk Industries, Inc	6,410
100		Williams-Sonoma, Inc	1,984

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	40,741

GENERAL BUILDING CONTRACTORS - 0.07%
400		Centex Corp	5,348
180	*	Hovnanian Enterprises, Inc (Class A)	986
400		Lennar Corp (Class A)	4,936
169		M/I Homes, Inc	2,658
300		Standard-Pacific Corp	1,014
400	*	Toll Brothers, Inc	7,492

		TOTAL GENERAL BUILDING CONTRACTORS	22,434

GENERAL MERCHANDISE STORES - 1.34%
2,300		Costco Wholesale Corp	161,322
940		JC Penney Co, Inc	34,113
800		Macy’s, Inc	15,536
3,860		Target Corp	179,451
2,000		TJX Cos, Inc	62,940

		TOTAL GENERAL MERCHANDISE STORES	453,362

HEALTH SERVICES - 0.75%
186	*	Amsurg Corp	4,529
112	*	Corvel Corp	3,793
100	*	Edwards Lifesciences Corp	6,204
791	*	Five Star Quality Care, Inc	3,741
161	*	Healthways, Inc	4,766
600	*	Laboratory Corp of America Holdings	41,778
421		LCA-Vision, Inc	2,008
337	*	LifePoint Hospitals, Inc	9,537
1,668	*	Nektar Therapeutics	5,588
185	*	Pediatrix Medical Group, Inc	9,108
334	*	Psychiatric Solutions, Inc	12,639
3,112	*	WellPoint, Inc	148,318

		TOTAL HEALTH SERVICES	252,009

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.13%
572	*	Foster Wheeler Ltd	41,842
159	*	Matrix Service Co	3,667

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	45,509

HOLDING AND OTHER INVESTMENT OFFICES - 1.98%
442		Alesco Financial, Inc	884
2,412		Annaly Mortgage Management, Inc	37,410
800		Anworth Mortgage Asset Corp	5,208
1,347		Ashford Hospitality Trust, Inc	6,223
180		AvalonBay Communities, Inc	16,049

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

370		Boston Properties, Inc	$33,381
441		Capstead Mortgage Corp	4,785
1,664		CBRE Realty Finance, Inc	5,724
1,009		Duke Realty Corp	22,652
1,918		Equity Residential	73,402
796		General Growth Properties, Inc	27,884
300		HCP, Inc	9,543
140		Hospitality Properties Trust	3,424
1,940		Host Marriott Corp	26,481
700		HRPT Properties Trust	4,739
800		iStar Financial, Inc	10,568
260		JER Investors Trust, Inc	1,638
1,200		Kimco Realty Corp	41,424
300		Liberty Property Trust	9,945
557	*	NexCen Brands, Inc	312
1,786		NorthStar Realty Finance Corp	14,860
1,000		Prologis	54,350
600		Public Storage, Inc	48,474
213		RAIT Investment Trust	1,580
1,050		Simon Property Group, Inc	94,385
2,062		Virgin Media, Inc	28,064
600		Vornado Realty Trust	52,800
300		WABCO Holdings, Inc	13,938
679		Weingarten Realty Investors	20,587

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	670,714

HOTELS AND OTHER LODGING PLACES - 0.28%
600		Choice Hotels International, Inc	15,900
500	*	Gaylord Entertainment Co	11,980
1,201	*	Great Wolf Resorts, Inc	5,248
1,200	*	Lodgian, Inc	9,396
200		Marcus Corp	2,990
1,240		Marriott International, Inc (Class A)	32,538
448		Starwood Hotels & Resorts Worldwide, Inc	17,951

		TOTAL HOTELS AND OTHER LODGING PLACES	96,003

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.18%
400	*	AGCO Corp	20,964
88	*	Allis-Chalmers Energy, Inc	1,566
5,600		Applied Materials, Inc	106,904
699	*	Axcelis Technologies, Inc	3,411
400		Black & Decker Corp	23,004
200		Briggs & Stratton Corp	2,536
1,961	*	Brocade Communications Systems, Inc	16,159
2,056		Caterpillar, Inc	151,774
1,082	*	Cray, Inc	5,020
1,336		Cummins, Inc	87,535
2,700		Deere & Co	194,751
7,480	*	Dell, Inc	163,662
138	*	Emulex Corp	1,608
241	*	Entegris, Inc	1,579
82	*	Flotek Industries, Inc	1,691
600	*	FMC Technologies, Inc	46,158
283		Graco, Inc	10,774
9,219		Hewlett-Packard Co	407,572
772	*	Immersion Corp	5,257
607		Ingersoll-Rand Co Ltd (Class A)	22,720
4,834		International Business Machines Corp	572,974
124	*	Intevac, Inc	1,399
364	*	Lam Research Corp	13,159
300	*	Lexmark International, Inc (Class A)	10,029

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
516		Manitowoc Co, Inc	$16,785
292		Modine Manufacturing Co	3,612
400		Nordson Corp	29,156
300		Pall Corp	11,904
1,149		Palm, Inc	6,193
2,748	*	Quantum Corp	3,710
71	*	Rackable Systems, Inc	951
278		Rockwell Automation, Inc	12,157
2,812		Seagate Technology, Inc	53,794
508	*	Semitool, Inc	3,815
210	*	Sigma Designs, Inc	2,917
406	*	STEC, Inc	4,170
132	*	Tecumseh Products Co (Class A)	4,327
1,000		Tennant Co	30,070
214	*	Terex Corp	10,993
83	*	TurboChef Technologies, Inc	397
170	*	Ultratech, Inc	2,638
400	*	Varian Medical Systems, Inc	20,740

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,090,535

INSTRUMENTS AND RELATED PRODUCTS - 7.16%
470		Hillenbrand, Inc	10,058
177	*	Advanced Medical Optics, Inc	3,317
100	*	Affymetrix, Inc	1,029
1,539	*	Agilent Technologies, Inc	54,696
1,298		Allergan, Inc	67,561
400		Bard (C.R.), Inc	35,180
3,100		Baxter International, Inc	198,214
370		Beckman Coulter, Inc	24,986
1,500		Becton Dickinson & Co	121,950
200	*	Bruker BioSciences Corp	2,570
584	*	Cardiac Science Corp	4,789
365	*	Cepheid, Inc	10,264
1,121		Danaher Corp	86,653
600		Dentsply International, Inc	22,080
5,556		Emerson Electric Co	274,744
396	*	Flir Systems, Inc	16,066
104	*	Formfactor, Inc	1,917
601		Garmin Ltd	25,747
871	*	Hologic, Inc	18,988
112	*	Illumina, Inc	9,756
139	*	Intuitive Surgical, Inc	37,447
564	*	ION Geophysical Corp	9,842
361	*	Ixia	2,509
9,736		Johnson & Johnson	626,414
598	*	LTX Corp	1,316
5,566		Medtronic, Inc	288,041
200	*	Millipore Corp	13,572
71	*	MKS Instruments, Inc	1,555
200		Movado Group, Inc	3,960
212	*	Natus Medical, Inc	4,439
1,200		Pitney Bowes, Inc	40,920
178		Roper Industries, Inc	11,727
1,400	*	St. Jude Medical, Inc	57,232
1,500		Stryker Corp	94,320

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,532	*	Thermo Electron Corp	$85,378
260	*	Trimble Navigation Ltd	9,282
636	*	Vivus, Inc	4,248
300	*	Waters Corp	19,350
4,244		Xerox Corp	57,549
900	*	Zimmer Holdings, Inc	61,245

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,420,911

INSURANCE AGENTS, BROKERS AND SERVICES - 0.59%
1,359		AON Corp	62,432
1,576	*	Crawford & Co (Class B)	12,592
1,949		Hartford Financial Services Group, Inc	125,847

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICES	200,871

INSURANCE CARRIERS - 4.06%
2,494		Aetna, Inc	101,082
3,600		Aflac, Inc	226,067
700		Ambac Financial Group, Inc	938
100	*	Arch Capital Group Ltd	6,632
853		Aspen Insurance Holdings Ltd	20,191
613		Assurant, Inc	40,433
700		W.R. Berkley Corp	16,912
263	*	Centene Corp	4,416
3,300		Chubb Corp	161,733
2,061		Cincinnati Financial Corp	52,349
332		Endurance Specialty Holdings Ltd	10,222
100		Erie Indemnity Co (Class A)	4,615
1,970		Genworth Financial, Inc (Class A)	35,086
150		Hanover Insurance Group, Inc	6,375
183	*	HealthExtras, Inc	5,516
737	*	Humana, Inc	29,310
835		Leucadia National Corp	39,195
2,018		Lincoln National Corp	91,456
30	*	Markel Corp	11,010
700		MBIA, Inc	3,073
360		MGIC Investment Corp	2,200
177	*	Molina Healthcare, Inc	4,308
765		Montpelier Re Holdings Ltd	11,284
300		Nationwide Financial Services, Inc (Class A)	14,403
468		Phoenix Cos, Inc	3,561
347		Platinum Underwriters Holdings Ltd	11,316
200		PMI Group, Inc	390
1,800		Principal Financial Group	75,546
3,900		Progressive Corp	73,008
300		Protective Life Corp	11,415
220		Radian Group, Inc	319
1,100		Safeco Corp	73,876
4,016		Travelers Cos, Inc	174,294
1,457		UnumProvident Corp	29,796
1,041		XL Capital Ltd (Class A)	21,403

		TOTAL INSURANCE CARRIERS	1,373,730

LEATHER AND LEATHER PRODUCTS - 0.10%
1,184	*	Coach, Inc	34,194

		TOTAL LEATHER AND LEATHER PRODUCTS	34,194

LEGAL SERVICES - 0.03%
128	*	FTI Consulting, Inc	8,763

		TOTAL LEGAL SERVICES	8,763

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
LUMBER AND WOOD PRODUCTS - 0.01%
400	*	Champion Enterprises, Inc	$2,340

		TOTAL LUMBER AND WOOD PRODUCTS	2,340

METAL MINING - 0.11%
821	*	Allied Nevada Gold Corp	4,836
1,000		Royal Gold, Inc	31,360

		TOTAL METAL MINING	36,196

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.33%
318		Armstrong World Industries, Inc	9,292
200		Callaway Golf Co	2,366
2,982		Mattel, Inc	51,052
1,259		Tyco International Ltd	50,410

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	113,120

MISCELLANEOUS RETAIL - 1.54%
986	*	Amazon.com, Inc	72,303
1,050		Best Buy Co, Inc	41,580
4,426		CVS Corp	175,137
188	*	GSI Commerce, Inc	2,562
790	*	Hibbett Sports, Inc	16,669
700	*	Office Depot, Inc	7,658
200		Petsmart, Inc	3,990
88	*	Priceline.com, Inc	10,160
2,460		Staples, Inc	58,425
300		Tiffany & Co	12,225
3,700		Walgreen Co	120,287

		TOTAL MISCELLANEOUS RETAIL	520,996

MOTION PICTURES - 1.15%
97	*	Avid Technology, Inc	1,648
1,119	*	Discovery Holding Co (Class A)	24,573
200		Regal Entertainment Group (Class A)	3,056
17,064		Time Warner, Inc	252,547
361	*	tw telecom inc	5,787
3,307	*	Viacom, Inc (Class B)	100,996

		TOTAL MOTION PICTURES	388,607

NONDEPOSITORY INSTITUTIONS - 1.29%
5,353		American Express Co	201,648
756	*	AmeriCredit Corp	6,517
1,809		Capital One Financial Corp	68,760
500		CapitalSource, Inc	5,540
2,742		Centerline Holding Co	4,579
2,202		CIT Group, Inc	14,996
2,202		Discover Financial Services	29,000
279		Federal Agricultural Mortgage Corp (Class C)	6,914
3,900		Freddie Mac	63,960
1,477	*	Guaranty Financial Group, Inc	7,931
106	*	thinkorswim Group, Inc	747
1,872		Medallion Financial Corp	17,634
1,040	*	NewStar Financial, Inc	6,146
105	*	World Acceptance Corp	3,535

		TOTAL NONDEPOSITORY INSTITUTIONS	437,907

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
900		AMCOL International Corp	$25,614
68		Compass Minerals International, Inc	5,478
723		Vulcan Materials Co	43,221

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	74,313

OIL AND GAS EXTRACTION - 7.32%
378		Atlas America, Inc	17,029
122	*	ATP Oil & Gas Corp	4,815
400		Berry Petroleum Co (Class A)	23,552
395	*	Bronco Drilling Co, Inc	7,260
1,029	*	Callon Petroleum Co	28,153
800	*	Cameron International Corp	44,280
400	*	Cheniere Energy, Inc	1,748
2,791		Chesapeake Energy Corp	184,094
615		Cimarex Energy Co	42,847
225	*	Complete Production Services, Inc	8,195
325	*	Contango Oil & Gas Co	30,199
112	*	Dawson Geophysical Co	6,660
300	*	Delta Petroleum Corp	7,656
2,400	*	Denbury Resources, Inc	87,600
400	*	Edge Petroleum Corp	2,156
300	*	Encore Acquisition Co	22,557
980		ENSCO International, Inc	79,125
2,200		Equitable Resources, Inc	151,932
124	*	EXCO Resources, Inc	4,577
249	*	Geokinetics, Inc	4,509
591	*	Geomet, Inc	5,603
900	*	Global Industries Ltd	16,137
92	*	GMX Resources, Inc	6,817
369	*	Goodrich Petroleum Corp	30,597
1,800	*	Grey Wolf, Inc	16,254
530	*	Helix Energy Solutions Group, Inc	22,069
1,008		Helmerich & Payne, Inc	72,596
683	*	McMoRan Exploration Co	18,796
2,560	*	Meridian Resource Corp	7,552
880	*	Nabors Industries Ltd	43,322
1,957	*	National Oilwell Varco, Inc	173,625
964		Noble Corp	62,621
753	*	Parker Drilling Co	7,538
1,754	*	PetroHawk Energy Corp	81,228
200	*	Petroleum Development Corp	13,298
415	*	Petroquest Energy, Inc	11,164
697	*	Pioneer Drilling Co	13,111
1,009		Pioneer Natural Resources Co	78,985
1,122	*	Plains Exploration & Production Co	81,872
1,100	*	Pride International, Inc	52,019
800	*	Quicksilver Resources, Inc	30,912
600		Range Resources Corp	39,324
988		Smith International, Inc	82,142
778	*	Southwestern Energy Co	37,041
500		St. Mary Land & Exploration Co	32,320
100	*	Stone Energy Corp	6,591
2,287	*	Sulphco, Inc	5,191
400	*	Swift Energy Co	26,424

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
426	*	Toreador Resources Corp	$3,634
1,806		Transocean, Inc	275,216
424	*	TXCO Resources, Inc	4,986
300	*	Unit Corp	24,891
374	*	Venoco, Inc	8,681
500		W&T Offshore, Inc	29,255
967	*	Weatherford International Ltd	47,954
300	*	Whiting Petroleum Corp	31,824
3,121		XTO Energy, Inc	213,820

		TOTAL OIL AND GAS EXTRACTION	2,474,354

PAPER AND ALLIED PRODUCTS - 0.80%
400		Bemis Co	8,968
150	*	Buckeye Technologies, Inc	1,269
1,245	*	Domtar Corporation	6,785
1,496		International Paper Co	34,857
2,400		Kimberly-Clark Corp	143,472
1,800		MeadWestvaco Corp	42,912
300		Packaging Corp of America	6,453
700		Sonoco Products Co	21,665
500		Temple-Inland, Inc	5,635

		TOTAL PAPER AND ALLIED PRODUCTS	272,016

PETROLEUM AND COAL PRODUCTS - 4.85%
222		Alon USA Energy, Inc	2,655
2,302		Apache Corp	319,978
100		Ashland, Inc	4,820
700		Cabot Oil & Gas Corp	47,411
2,534		Devon Energy Corp	304,485
1,676		EOG Resources, Inc	219,891
1,559		Hess Corp	196,730
1,567		Murphy Oil Corp	153,644
600	*	Newfield Exploration Co	39,150
1,754		Noble Energy, Inc	176,382
1,000		Sunoco, Inc	40,690
3,000		Valero Energy Corp	123,540
779		Western Refining, Inc	9,223

		TOTAL PETROLEUM AND COAL PRODUCTS	1,638,599

PIPELINES, EXCEPT NATURAL GAS - 0.40%
4,671		Spectra Energy Corp	134,245

		TOTAL PIPELINES, EXCEPT NATURAL GAS	134,245

PRIMARY METAL INDUSTRIES - 2.04%
2,074		Alcoa, Inc	73,876
190		Allegheny Technologies, Inc	11,263
489	*	Century Aluminum Co	32,514
5,868		Corning, Inc	135,257
400	*	LB Foster Co (Class A)	13,280
350		Gibraltar Industries, Inc	5,590
300		Hubbell, Inc (Class B)	11,961
1,986		Nucor Corp	148,295
139		Olympic Steel, Inc	10,553
1,276		Steel Dynamics, Inc	49,853
500		Tredegar Corp	7,350
828		United States Steel Corp	152,998
1,705		Worthington Industries, Inc	34,953

		TOTAL PRIMARY METAL INDUSTRIES	687,743

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 0.56%
400		Dun & Bradstreet Corp	$35,056
2,109		Journal Communications, Inc (Class A)	10,165
200		Meredith Corp	5,658
1,322		New York Times Co (Class A)	20,346
1,318	*	R.H. Donnelley Corp	3,954
600		R.R. Donnelley & Sons Co	17,814
700	*	EW Scripps Co (Class A)	29,078
863		Standard Register Co	8,138
100		Washington Post Co (Class B)	58,690

		TOTAL PRINTING AND PUBLISHING	188,899

RAILROAD TRANSPORTATION - 1.08%
2,494		CSX Corp	156,648
500	*	Kansas City Southern Industries, Inc	21,995
2,985		Norfolk Southern Corp	187,070

		TOTAL RAILROAD TRANSPORTATION	365,713

REAL ESTATE - 0.04%
480	*	CB Richard Ellis Group, Inc (Class A)	9,216
166	*	Forestar Real Estate Group, Inc	3,162
100		Stewart Enterprises, Inc (Class A)	720

		TOTAL REAL ESTATE	13,098

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.44%
2,400		Nike, Inc (Class B)	143,064
340		Sealed Air Corp	6,463

		RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	149,527

SECURITY AND COMMODITY BROKERS - 2.83%
692		Ameriprise Financial, Inc	28,144
211		BlackRock, Inc	37,347
683		Broadridge Financial Solutions, Inc	14,377
4,100		Charles Schwab Corp	84,214
201	*	CME Group, Inc	77,021
388	*	Duff & Phelps Corp	6,425
200		Eaton Vance Corp	7,952
363		Evercore Partners, Inc (Class A)	3,449
300		Federated Investors, Inc (Class B)	10,326
1,300		Franklin Resources, Inc	119,145
1,610		Goldman Sachs Group, Inc	281,589
205	*	IntercontinentalExchange, Inc	23,370
2,274		Invesco Ltd	54,531
2,034	*	Ladenburg Thalmann Financial Services, Inc	3,071
406		Lazard Ltd (Class A)	13,865
556		Legg Mason, Inc	24,225
542	*	Nasdaq Stock Market, Inc	14,390
180		Nymex Holdings, Inc	15,206
1,006		NYSE Euronext	50,964
600		SEI Investments Co	14,112
1,200		T Rowe Price Group, Inc	67,764
259		US Global Investors, Inc (Class A)	4,338

		TOTAL SECURITY AND COMMODITY BROKERS	955,825

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
SOCIAL SERVICES - 0.02%
688	*	Capital Senior Living Corp	$5,188

		TOTAL SOCIAL SERVICES	5,188

SPECIAL TRADE CONTRACTORS - 0.06%
75		Chemed Corp	2,746
518	*	Quanta Services, Inc	17,234

		TOTAL SPECIAL TRADE CONTRACTORS	19,980

STONE, CLAY, AND GLASS PRODUCTS - 0.89%
3,766		3M Co	262,076
100		Apogee Enterprises, Inc	1,616
51	*	Cabot Microelectronics Corp	1,691
150		CARBO Ceramics, Inc	8,753
54		Eagle Materials, Inc	1,368
400		Gentex Corp	5,776
241	*	Owens Corning, Inc	5,483
290	*	Owens-Illinois, Inc	12,090

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	298,853

TEXTILE MILL PRODUCTS - 0.01%
200		Oxford Industries, Inc	3,830

		TOTAL TEXTILE MILL PRODUCTS	3,830

TRANSPORTATION BY AIR - 0.67%
101	*	Air Methods Corp	2,525
2,987	*	Airtran Holdings, Inc	6,093
700	*	Continental Airlines, Inc (Class B)	7,077
2,034	*	Delta Air Lines, Inc	11,594
5,819	v*	ExpressJet Holdings, Inc	3,259
1,538		FedEx Corp	121,179
3,057	*	JetBlue Airways Corp	11,403
267		Skywest, Inc	3,378
4,089		Southwest Airlines Co	53,321
1,422		UAL Corp	7,423

		TOTAL TRANSPORTATION BY AIR	227,252

TRANSPORTATION EQUIPMENT - 0.90%
200		American Axle & Manufacturing Holdings, Inc	1,598
400		ArvinMeritor, Inc	4,992
1,670	*	BE Aerospace, Inc	38,894
64	*	Fuel Systems Solutions, Inc	2,464
1,400		Genuine Parts Co	55,552
1,329		Harley-Davidson, Inc	48,190
660		Harsco Corp	35,911
791	*	Hayes Lemmerz International, Inc	2,246
1,360		Paccar, Inc	56,889
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	25,951
200		Superior Industries International, Inc	3,376
800	*	Tenneco, Inc	10,824
1,400	*	Visteon Corp	3,682
300		Westinghouse Air Brake Technologies Corp	14,586

		TOTAL TRANSPORTATION EQUIPMENT	305,155

TRANSPORTATION SERVICES - 0.05%
150		CH Robinson Worldwide, Inc	8,226
139		Expeditors International Washington, Inc	5,977

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
404	*	Orbitz Worldwide, Inc	$ 2,024

		TOTAL TRANSPORTATION SERVICES	16,227

TRUCKING AND WAREHOUSING - 0.74%
4,044		United Parcel Service, Inc (Class B)	248,585

		TOTAL TRUCKING AND WAREHOUSING	248,585

WATER TRANSPORTATION - 0.12%
400	*	Gulfmark Offshore, Inc	23,272
300	*	Hornbeck Offshore Services, Inc	16,953

		TOTAL WATER TRANSPORTATION	40,225

WHOLESALE TRADE-DURABLE GOODS - 0.63%
465	*	Chindex International, Inc	6,822
932		Agilysys, Inc	10,569
800		Barnes Group, Inc	18,472
400		BorgWarner, Inc	17,752
400		Castle (A.M.) & Co	11,444
200		IKON Office Solutions, Inc	2,256
58		Martin Marietta Materials, Inc	6,008
104	*	MWI Veterinary Supply, Inc	3,443
400	*	Patterson Cos, Inc	11,756
900		Reliance Steel & Aluminum Co	69,381
600		W.W. Grainger, Inc	49,080
109	*	WESCO International, Inc	4,364

		TOTAL WHOLESALE TRADE-DURABLE GOODS	211,347

WHOLESALE TRADE-NONDURABLE GOODS - 0.48%
623	*	Akorn, Inc	2,062
600	*	Allscripts Healthcare Solutions, Inc	7,446
500	*	Endo Pharmaceuticals Holdings, Inc	12,095
586		Herbalife Ltd	22,708
2,061		Idearc, Inc	4,843
4,076		Sysco Corp	112,131

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	161,285

		TOTAL COMMON STOCKS (Cost $33,445,336)	33,768,468

		TOTAL PORTFOLIO - 99.90% (Cost $33,445,336)	33,768,468
		OTHER ASSETS & LIABILITIES, NET - .10%	34,033

		NET ASSETS - 100.00%	$33,802,501

*	Non-income producing

v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS (unaudited)

June 30, 2008

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.72%
HOLDING AND OTHER INVESTMENT OFFICES - 94.44%
14,000	e	Acadia Realty Trust	$324,100
16,350		Alexandria Real Estate Equities, Inc	1,591,509
31,700	e	AMB Property Corp	1,597,046
13,900		American Campus Communities, Inc	386,976
8,000	e	American Land Lease, Inc	152,000
18,700	e	AvalonBay Communities, Inc	1,667,292
31,800	e	BioMed Realty Trust, Inc	780,054
5,344		Boardwalk Real Estate Investment Trust	199,935
46,600	e	Boston Properties, Inc	4,204,252
29,400	e	Camden Property Trust	1,301,244
13,900	e	Corporate Office Properties Trust	477,187
65,000	e	DCT Industrial Trust, Inc	538,200
13,200	e	Digital Realty Trust, Inc	540,012
18,800		Douglas Emmett, Inc	413,036
38,484		Duke Realty Corp	863,966
23,900	e	EastGroup Properties, Inc	1,025,310
4,000		Equity Lifestyle Properties, Inc	176,000
50,000		Equity Residential	1,913,500
18,900	e	Essex Property Trust, Inc	2,012,850
42,500	e	Federal Realty Investment Trust	2,932,500
45,600	e	General Growth Properties, Inc	1,597,368
35,000	e	Gramercy Capital Corp	405,650
20,000	g,m*	GSC Capital Corp	0
70,800		HCP, Inc	2,252,148
6,600		Highwoods Properties, Inc	207,372
138,000	e	Host Marriott Corp	1,883,700
14,200		Kilroy Realty Corp	667,826
47,600	e	Kimco Realty Corp	1,643,152
15,000		Liberty Property Trust	497,250
36,300		Macerich Co	2,255,319
9,500	e*	Maguire Properties, Inc	115,615
87,250	e	Mission West Properties, Inc	956,260
35,000		Nationwide Health Properties, Inc	1,102,150
28,800	g,m*	People’s Choice Financial Corp	0
42,800	e	Post Properties, Inc	1,273,300
73,700		Prologis	4,005,595
34,000	e	Public Storage, Inc	2,746,860
36,000		Regency Centers Corp	2,128,320
78,600		Simon Property Group, Inc	7,065,354
21,500		SL Green Realty Corp	1,778,480
39,900	e	Strategic Hotels & Resorts, Inc	373,860
11,424	e	Sunstone Hotel Investors, Inc	189,635
45,000		Taubman Centers, Inc	2,189,250
36,500	e	UDR, Inc	816,870
51,600		Ventas, Inc	2,196,612
39,700		Vornado Realty Trust	3,493,600

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	64,938,515

HOTELS AND OTHER LODGING PLACES - 0.85%
14,600		Starwood Hotels & Resorts Worldwide, Inc	585,022

		TOTAL HOTELS AND OTHER LODGING PLACES	585,022

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 2.31%
40,000	g,m,v*	Asset Capital Corp, Inc	204,400
20,000		British Land Co plc	281,257
35,100		Brookfield Properties Co	624,429
48,700	e	Thomas Properties Group, Inc	479,208

		TOTAL REAL ESTATE	1,589,294

SECURITY AND COMMODITY BROKERS - 2.12%

SHARES		COMPANY	VALUE
53,000	e*	Corrections Corp of America	$ 1,455,910

		TOTAL SECURITY AND COMMODITY BROKERS	1,455,910

		TOTAL COMMON STOCKS (Cost $74,315,185)	68,568,741

PRINCIPAL		ISSUER	VALUE

SHORT-TERM INVESTMENTS - 4.66%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.53%
$ 1,050,000		Federal Home Loan Bank (FHLB), 07/01/08	1,050,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,050,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.13%
2,153,509		State Street Navigator Securities Lending Prime Portfolio	2,153,509

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	2,153,509

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,203,509)	3,203,509

		TOTAL PORTFOLIO - 104.38% (Cost $77,518,694)	71,772,250
		OTHER ASSETS & LIABILITIES, NET - (4.38)%	(3,008,399)

		NET ASSETS - 100.00%	$68,763,851

*	Non-income producing

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers.

At June 30, 2008, the value of these securities amounted to $204,400 or 0.30% of net assets.

m	Indicates a security has been deemed illiquid

v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

STATEMENT OF INVESTMENTS (unaudited)

June 30, 2008

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

BONDS - 78.90%
CORPORATE BONDS - 21.89%
AMUSEMENT AND RECREATION SERVICES - 0.11%
$ 100,000	e	Walt Disney Co	5.700%	07/15/11	A2	$104,464

		TOTAL AMUSEMENT AND RECREATION SERVICES				104,464

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.05%
50,000	e	Home Depot, Inc	5.250	12/16/13	Baa1	47,956

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				47,956

BUSINESS SERVICES - 0.22%
63,000		Lamar Media Corp	6.625	08/15/15	Ba3	57,330
50,000		Oracle Corp	4.950	04/15/13	A2	50,483
90,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	90,450

		TOTAL BUSINESS SERVICES				198,263

CHEMICALS AND ALLIED PRODUCTS - 0.67%
50,000		Abbott Laboratories	5.600	05/15/11	A1	52,286
100,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	97,795
50,000		Amgen, Inc	5.850	06/01/17	A3	49,248
50,000	e	Bristol-Myers Squibb Co	5.450	05/01/18	A2	49,323
25,000		Bristol-Myers Squibb Co	6.125	05/01/38	A2	24,249
75,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	74,714
35,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	A1	34,742
50,000		Johnson & Johnson	5.850	07/15/38	Aaa	50,851
125,000		Johnson & Johnson	5.950	08/15/37	Aaa	129,769
50,000		Praxair, Inc	5.250	11/15/14	A2	50,582

		TOTAL CHEMICALS AND ALLIED PRODUCTS				613,559

COMMUNICATIONS - 2.10%
150,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	148,500
100,000		America Movil SAB de C.V.	6.125	11/15/37	A3	90,975
100,000		AT&T, Inc	6.150	09/15/34	A2	93,437
50,000		AT&T, Inc	6.500	09/01/37	A2	48,391
100,000	e	BellSouth Corp	6.875	10/15/31	A2	99,894
75,000		Comcast Corp	6.400	05/15/38	Baa2	69,185
100,000		Comcast Corp	6.500	11/15/35	Baa2	95,063
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	114,738
100,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	118,658
100,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	105,859
100,000		Sprint Capital Corp	8.750	03/15/32	Baa3	95,250
75,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	68,644
25,000		Telecom Italia Capital S.A.	6.999	06/04/18	Baa2	25,213
100,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	99,952
100,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	98,990
100,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	94,980
100,000		Verizon Communications, Inc	5.250	04/15/13	A3	99,425
50,000		Verizon Communications, Inc	6.400	02/15/38	A3	46,544
200,000		Viacom, Inc	5.750	04/30/11	Baa3	200,466
100,000	e	Vodafone Group plc	6.250	11/30/32	Baa1	92,559

		TOTAL COMMUNICATIONS				1,906,723

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

DEPOSITORY INSTITUTIONS - 6.67%
810,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	$840,456
1,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	1,055,657
500,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	498,750
25,000		Bank of America Corp	4.900	05/01/13	Aa2	24,126
75,000		Bank of America Corp	5.650	05/01/18	Aa2	70,019
200,000		Bank of America NA	5.300	03/15/17	Aa1	183,590
100,000		Bank One Corp	5.250	01/30/13	Aa3	98,340
50,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	42,486
100,000		Citigroup, Inc	5.100	09/29/11	Aa3	98,837
225,000		Citigroup, Inc	5.125	05/05/14	Aa3	214,863
75,000		Citigroup, Inc	6.875	03/05/38	Aa3	72,375
150,000		Credit Suisse	5.000	05/15/13	Aa1	145,975
900,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	854,847
100,000		Deutsche Bank AG.	4.875	05/20/13	Aa1	98,371
200,000		HSBC Holdings plc	6.500	09/15/37	Aa3	182,317
100,000	i	Huntington Capital III	6.650	05/15/37	Baa1	62,970
200,000		JPMorgan Chase & Co	6.400	05/15/38	Aa2	185,507
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	245,056
50,000		National City Corp	4.000	02/01/11	A1	40,438
250,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	253,732
100,000	g,i	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa1	90,003
150,000		Union Bank of California NA	5.950	05/11/16	A1	142,289
100,000		US Bank NA	5.700	12/15/08	Aa2	101,014
150,000	eg	VTB Capital S.A.	6.875	05/29/18	A2	146,250
25,000		Wachovia Bank NA	4.800	11/01/14	Aa2	22,639
100,000		Wachovia Bank NA	5.850	02/01/37	Aa2	79,602
25,000		Wachovia Corp	5.500	05/01/13	Aa3	23,928
50,000	i	Wachovia Corp	7.980	12/30/49	A2	45,920
50,000		Wells Fargo & Co	4.375	01/31/13	Aa1	48,415
100,000	e	Wells Fargo Bank NA	4.750	02/09/15	Aa1	95,384

		TOTAL DEPOSITORY INSTITUTIONS				6,064,156

EATING AND DRINKING PLACES - 0.03%
25,000		McDonald’s Corp	5.350	03/01/18	A3	24,391

		TOTAL EATING AND DRINKING PLACES				24,391

ELECTRIC, GAS, AND SANITARY SERVICES - 1.20%
125,000		American Water Capital Corp	6.085	10/15/17	Baa2	119,900
100,000		Centerpoint Energy, Inc	6.500	05/01/18	Ba1	97,667
100,000		Exelon Generation Co LLC	6.200	10/01/17	A3	97,400
100,000	e	Florida Power & Light Co	4.850	02/01/13	Aa3	100,257
100,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	Baa2	97,425
50,000		Midamerican Energy Co	5.800	10/15/36	A2	46,508
100,000	e	Nevada Power Co	6.650	04/01/36	Baa3	96,520
50,000		Northern States Power Co	6.250	06/01/36	A2	51,112
103,000		Progress Energy, Inc	7.100	03/01/11	Baa2	108,381
50,000		Sempra Energy	6.150	06/15/18	Baa1	49,530
100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	106,755
25,000		Veolia Environnement	5.250	06/03/13	A3	24,977
100,000	e	Virginia Electric and Power Co	4.750	03/01/13	Baa1	98,411

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,094,843

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.28%
250,000		Koninklijke Philips Electronics NV	6.875	03/11/38	A3	258,105

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				258,105

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

FOOD AND KINDRED PRODUCTS - 0.77%
50,000		Archer-Daniels-Midland Co	5.450	03/15/18	A2	$48,782
60,000		Bottling Group LLC	4.625	11/15/12	Aa2	60,671
100,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	90,949
98,000	e	ConAgra Foods, Inc	5.819	06/15/17	Baa2	98,193
62,000		ConAgra Foods, Inc	6.750	09/15/11	Baa1	64,560
50,000	g	Dr. Pepper Snapple Group, Inc	6.820	05/01/18	Baa3	50,206
25,000	eg	Dr. Pepper Snapple Group, Inc	7.450	05/01/38	Baa3	26,235
100,000		Kraft Foods, Inc	6.000	02/11/13	Baa2	101,032
50,000		Kraft Foods, Inc	6.125	08/23/18	Baa2	48,421
110,000	g	Miller Brewing Co	4.250	08/15/08	Baa1	110,150

		TOTAL FOOD AND KINDRED PRODUCTS				699,199

FOOD STORES - 0.17%
50,000		Delhaize Group	6.500	06/15/17	Baa3	50,436
100,000		Kroger Co	6.400	08/15/17	Baa2	101,996

		TOTAL FOOD STORES				152,432

GENERAL MERCHANDISE STORES - 0.58%
100,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	89,222
50,000		Macys Retail Holdings, Inc	7.875	07/15/15	Baa3	50,366
220,000		Sears Roebuck Acceptance	6.750	08/15/11	Ba2	211,772
50,000	e	Target Corp	6.000	01/15/18	A2	50,179
25,000		Wal-Mart Stores, Inc	4.250	04/15/13	Aa2	24,860
100,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	98,255

		TOTAL GENERAL MERCHANDISE STORES				524,654

HEALTH SERVICES - 0.11%
100,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	99,059

		TOTAL HEALTH SERVICES				99,059

HOLDING AND OTHER INVESTMENT OFFICES - 0.11%
15,000	e	BHP Billiton Finance Ltd	5.400	03/29/17	A1	14,318
100,000		iStar Financial, Inc	5.700	03/01/14	Baa2	84,000

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				98,318

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.22%
200,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	199,960

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				199,960

INSTRUMENTS AND RELATED PRODUCTS - 0.22%
100,000		Medtronic, Inc	4.750	09/15/15	A1	97,052
100,000		Xerox Corp	7.625	06/15/13	Baa2	103,841

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				200,893

INSURANCE CARRIERS - 0.73%
100,000		American International Group, Inc	5.050	10/01/15	Aa2	90,608
100,000		Chubb Corp	6.000	05/11/37	A2	90,984
100,000	i	Chubb Corp	6.375	03/29/67	A3	91,475
100,000		Metlife, Inc	5.000	06/15/15	A2	97,152
100,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	98,618
100,000	g	Prudential Funding LLC	6.750	09/15/23	A1	97,330
100,000		Travelers Property Casualty Corp	6.375	03/15/33	A2	95,510

		TOTAL INSURANCE CARRIERS				661,677

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

METAL MINING - 0.27%
50,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	$47,639
100,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	96,166
50,000		Rio Tinto Finance USA Ltd	5.875	07/15/13	A3	50,277
50,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	A3	50,152

		TOTAL METAL MINING				244,234

MOTION PICTURES - 0.10%
100,000		Historic TW, Inc	6.625	05/15/29	Baa2	90,998

		TOTAL MOTION PICTURES				90,998

NONDEPOSITORY INSTITUTIONS - 1.72%
450,000		General Electric Capital Corp	5.500	06/04/14	Aaa	459,261
50,000		General Electric Capital Corp	6.000	06/15/12	Aaa	51,669
200,000	e	HSBC Finance Corp	4.750	07/15/13	Aa3	191,028
100,000		HSBC Finance Corp	5.250	01/14/11	Aa3	100,240
125,000		HSBC Finance Corp	5.900	06/19/12	Aa3	125,499
100,000		International Lease Finance Corp	5.650	06/01/14	A1	86,867
50,000		International Lease Finance Corp	6.625	11/15/13	A1	44,925
300,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	NR	297,653
100,000	e	MBNA Corp	6.125	03/01/13	Aa2	102,805
100,000	e	Toyota Motor Credit Corp	2.875	08/01/08	Aaa	99,976

		TOTAL NONDEPOSITORY INSTITUTIONS				1,559,923

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
25,000		Vulcan Materials Co	6.300	06/15/13	A3	25,329

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				25,329

OIL AND GAS EXTRACTION - 1.82%
100,000		Baker Hughes, Inc	6.875	01/15/29	A2	108,879
50,000		BJ Services Co	5.750	06/01/11	Baa1	50,529
100,000		Burlington Resources Finance Co	7.200	08/15/31	A2	113,392
100,000	e	Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	100,173
100,000		Husky Energy, Inc	6.800	09/15/37	Baa2	99,072
100,000		Nexen, Inc	6.400	05/15/37	Baa2	94,684
250,000	eg	Pemex Projec Funding Master Trust	5.750	03/01/18	Baa1	246,875
500,000	g	Pemex Projec Funding Master Trust	6.625	06/15/38	Baa1	511,898
125,000		Petrobras International Finance Co	5.875	03/01/18	Baa1	120,243
100,000		Weatherford International, Inc	5.950	06/15/12	Baa1	101,976
100,000	e	XTO Energy, Inc	6.250	04/15/13	Baa2	102,980

		TOTAL OIL AND GAS EXTRACTION				1,650,701

PAPER AND ALLIED PRODUCTS - 0.26%
90,000	e	Cenveo Corp	7.875	12/01/13	B3	75,150
50,000		International Paper Co	7.400	06/15/14	Baa3	49,904
100,000		Kimberly-Clark Corp	6.625	08/01/37	A2	107,100

		TOTAL PAPER AND ALLIED PRODUCTS				232,154

PETROLEUM AND COAL PRODUCTS - 0.05%
50,000		Valero Energy Corp	6.625	06/15/37	Baa3	45,842

		TOTAL PETROLEUM AND COAL PRODUCTS				45,842

PIPELINES, EXCEPT NATURAL GAS - 0.15%
50,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	50,550
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	88,627

		TOTAL PIPELINES, EXCEPT NATURAL GAS				139,177

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

PRIMARY METAL INDUSTRIES - 0.32%
100,000	g	ArcelorMittal	5.375	06/01/13	Baa2	$98,468
100,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	98,918
100,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	96,190

		TOTAL PRIMARY METAL INDUSTRIES				293,576

PRINTING AND PUBLISHING - 0.42%
100,000		Idearc, Inc	8.000	11/15/16	B3	62,875
122,000		Morris Publishing Group LLC	7.000	08/01/13	B2	74,420
100,000		News America, Inc	5.300	12/15/14	Baa2	98,025
100,000		Thomson Corp	5.700	10/01/14	Baa1	98,456
50,000		Thomson Corp	5.950	07/15/13	Baa1	50,201

		TOTAL PRINTING AND PUBLISHING				383,977

RAILROAD TRANSPORTATION - 0.15%
100,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	90,396
50,000	g	Norfolk Southern Corp	5.750	04/01/18	Baa1	49,209

		TOTAL RAILROAD TRANSPORTATION				139,605

SECURITY AND COMMODITY BROKERS - 1.82%
100,000		Bear Stearns Cos, Inc	6.400	10/02/17	Baa1	98,819
100,000		Eaton Vance Corp	6.500	10/02/17	A3	100,882
100,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	69,536
100,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	96,797
25,000		Goldman Sachs Group, Inc	5.950	01/18/18	Aa3	23,999
50,000		Goldman Sachs Group, Inc	6.150	04/01/18	Aa3	48,508
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	22,869
100,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	65,250
100,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	94,633
50,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	38,227
50,000		Lehman Brothers Holdings, Inc	6.875	05/02/18	A1	48,405
75,000		Lehman Brothers Holdings, Inc	7.500	05/11/38	A2	69,568
125,000		Merrill Lynch & Co, Inc	6.875	04/25/18	A1	118,966
250,000		Morgan Stanley	5.550	04/27/17	Aa3	223,599
100,000		Morgan Stanley	5.750	10/18/16	Aa3	92,437
480,000	g	Nuveen Investments, Inc	10.500	11/15/15	B3	442,800

		TOTAL SECURITY AND COMMODITY BROKERS				1,655,295

TRANSPORTATION BY AIR - 0.11%
100,000		FedEx Corp	3.500	04/01/09	Baa2	99,661

		TOTAL TRANSPORTATION BY AIR				99,661

TRANSPORTATION EQUIPMENT - 0.36%
100,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	102,819
100,000		Boeing Co	6.125	02/15/33	A2	101,202
75,000		Honeywell International, Inc	5.700	03/15/37	A2	70,661
50,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	49,467

		TOTAL TRANSPORTATION EQUIPMENT				324,149

WHOLESALE TRADE-NONDURABLE GOODS - 0.07%
65,000		Procter & Gamble Co	5.550	03/05/37	Aa3	62,473

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				62,473

		TOTAL CORPORATE BONDS (Cost $20,473,575)				19,895,746

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

GOVERNMENT BONDS - 57.01%
AGENCY SECURITIES - 10.48%
550,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	$550,163
550,000		FFCB	4.125	04/15/09	Aaa	555,413
600,000		FFCB	2.625	04/21/11	Aaa	585,596
1,000,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	1,006,063
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/29/13	Aaa	971,686
400,000		FHLMC	3.750	06/28/13	Aaa	392,670
200,000		FHLMC	5.750	06/27/16	Aa2	202,447
1,500,000		FHLMC	5.125	10/18/16	Aaa	1,542,440
1,575,000		FHLMC	5.125	11/17/17	Aaa	1,618,097
1,000,000		Federal National Mortgage Association (FNMA)	5.100	09/10/09	Aaa	1,004,200
100,000		FNMA	2.375	05/20/10	Aaa	98,566
500,000		FNMA	5.375	06/12/17	Aaa	522,679
100,000		FNMA	5.625	07/15/37	Aaa	106,330
359,375		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	366,401

		TOTAL AGENCY SECURITIES				9,522,751

FOREIGN GOVERNMENT BONDS - 4.06%
250,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	258,201
100,000	e	China Development Bank	5.000	10/15/15	A1	97,739
100,000		Development Bank of Japan	4.250	06/09/15	Aaa	99,950
100,000		Eksportfinans A/S	5.000	02/14/12	Aaa	103,038
100,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	102,241
100,000	e	European Investment Bank	4.875	02/15/36	Aaa	98,384
250,000		Federal Republic of Germany	3.875	06/01/10	Aaa	251,225
200,000	e	Federative Republic of Brazil	6.000	01/17/17	Ba1	203,900
250,000		Federative Republic of Brazil	8.000	01/15/18	NR	277,625
100,000		Hellenic Republic Government International Bond	4.625	06/25/13	A1	99,938
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	105,270
100,000		Mexico Government International Bond	6.050	01/11/40	Baa1	96,150
1,000,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	1,018,411
190,000		Province of Ontario	3.375	05/20/11	Aa1	188,425
110,000	e	Province of Quebec Canada	4.625	05/14/18	Aa2	107,920
500,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	580,253

		TOTAL FOREIGN GOVERNMENT BONDS				3,688,670

MORTGAGE BACKED SECURITIES - 33.63%
358,815		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		357,081
276,083		FGLMC	4.500	07/01/20		268,526
100,856		FGLMC	4.500	07/01/33		94,019
345,595		FGLMC	5.000	07/01/33		333,290
288,098		FGLMC	5.000	11/01/33		277,840
526,138		FGLMC	6.000	11/01/33		534,513
74,737		FGLMC	6.500	05/01/36		77,142
139,199		FGLMC	6.500	12/01/36		142,589
617,415		FGLMC	5.500	04/01/37		608,830
715,409		FGLMC	5.500	05/01/37		705,461
368,410		FGLMC	6.000	08/01/37		372,548
196,368		FGLMC	6.500	09/01/37		202,624
153,720		FGLMC	6.500	05/01/38		158,618
111,744	i	Federal Home Loan Mortgage Corp (FHLMC)	5.060	02/01/36		112,848
564,670	i	FHLMC	5.800	07/01/36		576,907
76,420	i	FHLMC	5.924	09/01/36		78,067
340,722	i	FHLMC	6.106	09/01/36		348,785

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

98,462	i	FHLMC	5.005	09/01/36		$98,722
267,348	i	FHLMC	5.708	03/01/37		270,392
445,643	i	FHLMC	5.878	04/01/37		453,341
254,119	i	FHLMC	6.079	05/01/37		258,563
258,460		Federal National Mortgage Association (FNMA)	6.261	12/01/08		259,957
26,683		FNMA	5.000	06/01/13		26,835
1,678,911		FNMA	4.557	01/01/15		1,633,587
129,829		FNMA	5.500	04/01/18		131,874
96,521		FNMA	5.500	05/01/18		97,939
150,000		FNMA	4.000	02/25/19		139,548
144,321		FNMA	4.500	03/01/19		140,777
325,890		FNMA	5.500	07/01/20		330,470
241,969		FNMA	4.500	12/01/20		235,421
156,340		FNMA	4.500	03/01/23		151,230
385,125		FNMA	5.000	04/01/23		381,309
227,548		FNMA	5.500	02/01/24		227,401
522,577		FNMA	5.500	07/01/24		521,890
19,406		FNMA	5.500	09/01/24		19,381
163,859		FNMA	5.500	01/01/33		162,576
859,992		FNMA	5.500	07/01/33		852,719
225,518		FNMA	5.500	07/01/33		223,612
525,596		FNMA	5.500	07/01/33		521,152
334,230		FNMA	4.500	08/01/33		311,422
419,717		FNMA	4.500	09/01/33		391,337
634,865		FNMA	6.000	10/01/33		644,177
1,480,912		FNMA	5.500	11/01/33		1,468,389
294,102		FNMA	5.000	11/01/33		283,722
648,071		FNMA	5.000	03/01/34		625,199
1,163,354		FNMA	5.000	03/01/34		1,122,296
168,788		FNMA	5.500	04/01/34		167,045
96,716		FNMA	5.000	08/01/34		93,331
64,584		FNMA	6.500	02/01/35		66,743
1,224,062		FNMA	5.000	02/25/35		1,226,364
290,965		FNMA	5.500	04/01/35		287,959
460,249		FNMA	4.500	05/01/35		428,841
93,647		FNMA	7.500	06/01/35		99,938
113,617		FNMA	5.500	07/01/35		112,337
50,502		FNMA	7.500	07/01/35		53,895
159,080		FNMA	5.000	08/01/35		153,019
431,057		FNMA	5.500	09/01/35		427,412
154,134		FNMA	5.500	10/01/35		152,397
327,398		FNMA	6.000	06/01/36		333,213
294,960	i	FNMA	5.986	07/01/36		300,674
413,182	i	FNMA	5.976	07/01/36		421,900
161,669		FNMA	6.500	09/01/36		166,668
230,508		FNMA	6.000	10/01/36		232,881
131,559		FNMA	6.500	12/01/36		134,599
129,820		FNMA	5.000	02/01/37		124,562
582,747		FNMA	5.500	02/01/37		575,452
141,522		FNMA	7.000	02/01/37		148,505
462,561		FNMA	5.500	03/01/37		456,528
391,616		FNMA	6.500	03/01/37		403,641
221,358		FNMA	7.000	04/01/37		232,280
254,746		FNMA	6.000	07/01/37		257,314

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

57,152		FNMA	6.500	08/01/37		$58,908
285,894		FNMA	6.500	10/01/37		294,673
237,341		FNMA	6.500	11/01/37		244,629
144,302		FNMA	7.000	11/01/37		151,422
232,899		FNMA	5.500	01/01/38		229,862
27,189		FNMA	6.500	01/01/38		28,024
1,776,395		FNMA	5.500	02/01/38		1,753,046
640,259		FNMA	5.500	02/01/38		631,843
16,940		FNMA	6.500	02/01/38		17,460
149,479		FNMA	6.000	03/01/38		150,971
32,901		FNMA	6.500	03/01/38		33,908
232,230		FNMA	6.500	03/01/38		239,338
384,286		FNMA	6.500	03/01/38		396,048
106,853		FNMA	6.500	03/01/38		110,124
74,362		FNMA	6.500	03/01/38		76,639
65,790		FNMA	7.000	03/01/38		69,037
104,683		FNMA	7.000	03/01/38		109,850
47,959		FNMA	7.000	03/01/38		50,326
368,037		Government National Mortgage Association (GNMA)	5.500	07/20/33		366,280
58,728		GNMA	5.000	03/15/34		57,121
290,180		GNMA	5.000	06/15/34		282,238
494,817		GNMA	5.000	01/15/38		480,268
449,543		GNMA	5.500	05/15/38		448,125

		TOTAL MORTGAGE BACKED SECURITIES				30,572,564

U.S. TREASURY SECURITIES - 8.84%
550,000		United States Treasury Bond	2.625	05/31/10		550,344
199,000		United States Treasury Bond	2.500	03/31/13		191,988
99,000		United States Treasury Bond	3.125	04/30/13		98,172
1,165,000		United States Treasury Bond	3.500	05/31/13		1,173,647
136,000		United States Treasury Bond	4.000	02/15/15		142,088
17,000		United States Treasury Bond	3.500	02/15/18		16,364
538,000		United States Treasury Bond	3.875	05/15/18		533,503
93,000		United States Treasury Bond	8.000	11/15/21		126,139
184,000		United States Treasury Bond	5.000	05/15/37		197,743
800,000		United States Treasury Bond	4.375	02/15/38		779,750
3,197,118		United States Treasury Inflation Indexed Bonds	0.875	04/15/10		3,252,320
541,045		United States Treasury Inflation Indexed Bonds	2.375	04/15/11		573,296
1,000,000	j	United States Treasury Strip Principal		08/15/27		403,723

		TOTAL U.S. TREASURY SECURITIES				8,039,077

		TOTAL GOVERNMENT BONDS (Cost $51,931,308)				51,823,062

STRUCTURED ASSETS - 17.53%
ASSET BACKED - 10.04%
250,000		AmeriCredit Automobile Receivables Trust Series 2006-AF (Class A4)	5.640	09/06/13	Aaa	251,785
500,000		AmeriCredit Automobile Receivables Trust Series 2007-BF (Class A3A)	5.160	04/06/12	Aaa	499,681
200,000		Capital One Auto Finance Trust Series 2007-B (Class A3A)	5.030	04/15/12	A3	195,004
644,940		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	628,275
400,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	355,096
424,754	i	Chase Funding Loan Acquisition Trust Series 2001-C2 (Class IA5)	6.468	02/25/13	Aaa	402,854

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

394,902	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	$188,130
341,152		CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	6.390	12/25/30	A3	228,009
75,000		Countrywide Alternative Loan Trust Series 2004-29CB (Class A7)	5.375	01/25/35	NR	71,477
103,094		Countrywide Alternative Loan Trust Series 2004-30CB (Class 1A15)	5.500	08/25/16	Aaa	95,949
1,000,000		Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3)	5.781	01/25/35	A2	792,810
47,129	i	GE Capital Commercial Mortgage Corp	5.512	11/10/45	Aaa	45,000
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa3	203,623
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	135,463
84,983	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	85,120
562,871		HFC Home Equity Loan Asset Backed Certificates Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	563,984
1,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	1,004,260
250,000		JPMorgan Auto Receivables Trust Series 2007-A (Class A3)	5.190	02/15/11	Aaa	251,932
172,853		Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	167,414
499,787		Marriott Vacation Club Owner Trust Series 2006-2A (Class A)	5.362	10/20/28	Aaa	480,944
29,522	m, v	New York City Tax Lien Series 2006-AA (Class A)	5.930	11/10/19	Aaa	29,559
100,000		Private Export Funding Corp	3.550	04/15/13	Aaa	96,855
250,000		Renaissance Home Equity Loan Trust Series 2006-3 (Class AF3)	5.586	11/25/36	Aaa	239,160
100,000		Residential Accredit Loans, Inc Series 2005-QS17 (Class A1)	6.000	12/25/35	Aaa	83,536
100,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	53,815
250,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI5 (Class A2)	5.520	04/25/21	A3	187,340
161,536	m	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	A2	153,468
815,330	m, v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aa3	742,715
259,889	m, v	Wachovia Amortization Controlled Heloc NIM Series 2006-N1 (Class N1)	5.683	08/12/47	NR	249,185
453,935		Wachovia Auto Loan Owner Trust Series 2006-2A (Class A3)	5.230	08/22/11	Aaa	457,211
112,905	i	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2 (Class 2A3)	5.106	03/25/36	NR	109,375
83,961	i	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR4 (Class 1A1)	5.858	04/25/36	NR	77,225

		TOTAL ASSET BACKED				9,126,254

OTHER MORTGAGE BACKED SECURITIES - 7.49%
50,000		Banc of America Commercial Mortgage, Inc Series 2006-6 (Class AJ)	5.421	10/10/45	Aaa	40,205
200,000	i	Banc of America Commercial Mortgage, Inc Series 2007-2 (Class A2)	5.634	04/10/49	NR	196,330

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

110,535		Banc of America Mortgage Securities, Inc Series 2006-1 (Class A8)	6.000	05/25/36	Aaa	$110,970
397,267		Bank of America Alternative Loan Trust Series 2004-7 (Class 2A1)	6.000	08/25/34	Aaa	398,013
175,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW13 (Class A4)	5.540	09/11/41	NR	167,610
150,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-T22 (Class A4)	5.631	04/12/38	Aaa	144,961
75,000		Bear Stearns Commercial Mortgage Securities Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	71,761
93,000	i	Bear Stearns Commercial Mortgage Securities Series 2007-PW16 (Class AJ)	5.902	06/11/40	Aaa	74,104
62,422	i	Bear Stearns Commercial Mortgage Securities Series 2007-PW17 (Class AM)	5.915	06/11/50	NR	57,147
65,000	i	Bear Stearns Commercial Mortgage Securities Series 2007-T28 (Class AJ)	6.175	09/11/42	NR	52,407
100,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	96,092
201,528		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	199,028
100,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	95,057
250,000		Credit Suisse Mortgage Capital Certificates Series 2006-C5 (Class A3)	5.311	12/15/39	Aaa	234,781
15,832	i	Credit Suisse Mortgage Capital Certificates Series 2006-TF2A (Class A1)	2.571	10/15/21	Aaa	15,173
95,000	i	Credit Suisse Mortgage Capital Certificates Series 2007-C1 (Class AJ)	5.457	02/15/40	Aaa	74,196
65,000	i	Credit Suisse Mortgage Capital Certificates Series 2007-C3 (Class AM)	5.913	06/15/39	Aaa	59,093
108,817		First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)	5.500	11/25/33	NR	108,354
200,000		Greenwich Capital Commercial Funding Corp Series 2007-GG11 (Class A2)	5.597	12/10/49	NR	194,430
20,000		Greenwich Capital Commercial Funding Corp Series 2007-GG11 (Class A4)	5.736	12/10/49	NR	18,906
100,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A2)	5.479	11/10/39	Aaa	99,166
50,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A4)	5.560	11/10/39	Aaa	47,867
250,000	i	GS Mortgage Securities Corp II Series 2007-GG10 (Class A2)	5.778	08/10/45	Aaa	246,736
95,000	i	GS Mortgage Securities Corp II Series 2007-GG10 (Class A4)	5.993	08/10/45	Aaa	90,840
750,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	756,116
150,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series 2006-LDP7 (Class A2)	6.051	04/15/45	Aaa	150,819
100,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	93,010
65,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series 2007-CB19 (Class AM)	5.937	02/12/49	Aaa	59,252
50,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series 2008-C2 (Class AM)	6.799	02/12/51	Aaa	48,065

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	MOODY’S RATING+	VALUE

90,000	i	LB-UBS Commercial Mortgage Trust Series 2007-C2 (Class AJ)	5.562	02/15/40	NR	$70,730
65,000	i	LB-UBS Commercial Mortgage Trust Series 2008-C1 (Class A2)	6.317	04/15/41	Aaa	63,382
500,000	i	Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ)	4.922	10/12/41	NR	437,727
41,024	i	Merrill Lynch Mortgage Trust Series 2005-CIP1 (Class AM)	5.107	07/12/38	Aaa	38,565
75,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.842	05/12/39	NR	72,973
80,000	i	Merrill Lynch Mortgage Trust Series 2008-C1 (Class AJ)	6.266	02/12/51	Aaa	67,009
50,000	i	Merrill Lynch Mortgage Trust Series 2008-C1 (Class AM)	6.266	02/12/51	Aaa	47,145
35,000	g, i	Merrill Lynch Mortgage Trust Series 2008-C1 (Class C)	6.266	02/12/51	Aa2	24,171
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 (Class A4)	5.603	02/12/39	NR	71,970
105,000		Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 (Class A4)	5.378	08/12/48	Aaa	97,284
65,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8 (Class AM)	6.156	08/12/49	NR	59,087
50,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9 (Class AM)	5.856	09/12/49	NR	45,528
200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	199,721
102,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	NR	98,890
50,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.948	10/15/42	NR	41,688
250,000		Morgan Stanley Capital I Series 2007-HQ11 (Class A31)	5.439	02/12/44	Aaa	239,370
85,000		Morgan Stanley Capital I Series 2007-IQ13 (Class A4)	5.364	03/15/44	NR	78,582
90,000	i	Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A (Class A2)	2.591	09/15/21	Aaa	84,810
100,000	i	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 (Class AJ)	5.413	12/15/43	Aaa	77,775
100,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C30 (Class AM)	5.383	12/15/43	Aaa	88,630
200,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C31 (Class A2)	5.421	04/15/47	Aaa	194,867
630,678		Wells Fargo Mortgage Backed Securities Trust Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	604,269

		TOTAL OTHER MORTGAGE BACKED SECURITIES				6,804,662

		TOTAL STRUCTURED ASSETS (Cost $17,238,745)				15,930,916

TIAA-CREF LIFE FUNDS - Bond Fund

SHARES		COMPANY

PREFERRED STOCKS - 0.88%
DEPOSITORY INSTITUTIONS - 0.09%
4,000	e	Bank of America Corp	6.204	12/30/49		$ 80,000

						80,000

NONDEPOSITORY INSTITUTIONS - 0.79%
24,609	e	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Aa3	564,777
6,520	e	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	Aa3	158,436

						723,213

		TOTAL PREFERRED STOCKS (Cost $878,225)				803,213

PRINCIPAL		ISSUER
SHORT TERM INVESTMENTS - 6.71%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.65%
$1,500,000		Federal Home Loan Bank (FHLB)	0.000	07/01/08		1,500,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.06%
4,595,336		State Street Navigator Securities Lending Prime Portfolio				4,595,336

		TOTAL SHORT TERM INVESTMENTS (Cost $6,095,336)				6,095,336

		TOTAL PORTFOLIO - 104.02%				94,548,273
		(Cost $96,617,189)
		OTHER ASSETS & LIABILITIES, NET (4.02)%				$(3,649,895)

		NET ASSETS - 100.00%				$90,898,378

+	As provided by Moody’s Investors Service (unaudited).

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At June 30, 2008, the value of these securities amounted to $5,543,789 or 6.03% of net assets.

i	Floating rate or variable rate securities reflects the rate as of June 30, 2008.

j	Zero coupon

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

NR - Not Rated

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

STATEMENT OF INVESTMENTS (unaudited)

June 30, 2008

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT TERM INVESTMENTS - 99.78%
BANK ACCEPTANCES - 2.28%
$1,110,000	JPMorgan Chase Bank NA	0.000%	09/04/08	$1,105,290
426,000	JPMorgan Chase Bank NA	0.000	07/07/08	425,838
1,000,000	Wachovia Bank NA	0.000	07/08/08	999,553

	TOTAL BANKERS ACCEPTANCE			2,530,681

CERTIFICATES OF DEPOSIT - 12.49%
500,000	Abbey National Treasury	2.600	08/11/08	500,011
1,500,000	American Express Bank FSB	2.690	08/21/08	1,500,042
300,000	American Express Bank FSB	2.900	07/21/08	300,003
1,000,000	American Express Bank FSB	4.080	07/14/08	1,000,007
1,000,000	Banco Bilbao Vizcaya Argentaria S.A.	2.945	07/23/08	1,000,003
1,145,000	Bank of Montreal	2.650	09/03/08	1,145,040
1,000,000	Bank of Montreal	2.800	09/24/08	1,000,047
2,050,000	Bank of Nova Scotia	2.550	08/13/08	2,050,000
1,415,000	Canadian Imperial Bank	2.635	08/20/08	1,415,000
1,000,000	Deutsche Bank AG.	2.720	07/31/08	1,000,000
1,000,000	Dexia Credit Local S.A.	2.630	08/26/08	1,000,031
1,000,000	Toronto Dominion Bank	2.500	08/14/08	1,000,000
930,000	Toronto Dominion Bank	2.950	08/27/08	930,000

	TOTAL CERTIFICATES OF DEPOSIT			13,840,184

COMMERCIAL PAPER - 56.57%
2,000,000	American Honda Finance Corp		09/05/08	1,991,310
710,000	American Honda Finance Corp		08/04/08	708,592
550,000	Bank of America Corp		07/01/08	550,000
400,000	Bank of America Corp		08/11/08	398,834
500,000	Bank of America Corp		08/26/08	498,024
1,000,000	Bank of America Corp		09/09/08	994,764
1,000,000	Bank of Nova Scotia		10/03/08	992,846
850,000	Bank of Scotland plc		08/06/08	847,748
1,500,000	Bank of Scotland plc		07/08/08	1,499,207
955,000	Canadian Imperial Holding, Inc		09/19/08	948,994
650,000	Ciesco LLC		07/01/08	650,000
500,000	Ciesco LLC		07/03/08	499,930
1,240,000	Ciesco LLC		07/29/08	1,237,444
1,000,000	Citigroup Funding, Inc		08/11/08	997,039
1,210,000	Citigroup Funding, Inc		08/15/08	1,206,189
500,000	Citigroup Funding, Inc		07/18/08	499,339
1,580,000	Coca-Cola Co		07/09/08	1,579,242
500,000	Danske Corp		07/14/08	499,522
750,000	Danske Corp		07/15/08	749,271
465,000	Danske Corp		07/21/08	464,354
730,000	Danske Corp		07/22/08	728,757
960,000	Dexia Delaware LLC		08/12/08	957,010
240,000	Dexia Delaware LLC		09/25/08	238,395
600,000	Edison Asset Securitization LLC		08/19/08	597,942
1,500,000	Edison Asset Securitization LLC		07/15/08	1,498,367
1,980,000	General Electric Capital Corp		08/25/08	1,972,680
1,000,000	General Electric Capital Corp		10/30/08	991,396
400,000	General Electric Co		09/02/08	398,334
400,000	Govco LLC		07/21/08	399,373

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
500,000	Govco LLC		09/12/08	$497,283
1,985,000	Govco LLC		09/23/08	1,972,448
500,000	Govco LLC		12/17/08	492,841
1,000,000	HSBC Finance Corp		09/02/08	995,590
1,400,000	HSBC Finance Corp		07/09/08	1,399,166
500,000	HSBC Finance Corp		08/12/08	498,571
900,000	ING US Funding LLC		07/10/08	899,422
1,000,000	ING US Funding LLC		07/17/08	998,829
500,000	JPMorgan Chase & Co		07/21/08	499,278
740,000	JPMorgan Chase & Co		07/24/08	738,771
550,000	JPMorgan Chase & Co		08/05/08	548,636
782,000	Kitty Hawk Funding Corp		07/17/08	781,051
1,160,000	Kitty Hawk Funding Corp		07/24/08	1,158,147
1,000,000	Kitty Hawk Funding Corp		10/02/08	992,715
595,000	Lloyds Bank plc		07/01/08	595,000
700,000	Lloyds Bank plc		07/23/08	698,866
800,000	Lloyds Bank plc		10/17/08	793,880
400,000	Nestle Capital Corp		03/10/09	393,308
570,000	Nestle Capital Corp		07/07/08	569,796
310,000	Nestle Capital Corp		07/16/08	309,729
500,000	Nestle Capital Corp		08/04/08	499,032
645,000	Nestle Capital Corp		08/07/08	643,595
1,195,000	Paccar Financial Corp		07/11/08	1,194,306
1,000,000	Pfizer, Inc		08/06/08	997,980
1,000,000	Pfizer, Inc		08/28/08	995,892
500,000	Private Export Funding Corp		09/03/08	498,178
1,000,000	Private Export Funding Corp		09/04/08	996,010
870,000	Procter & Gamble International		08/05/08	868,148
1,200,000	Rabobank USA Financial Corp		07/07/08	1,199,506
900,000	Rabobank USA Financial Corp		08/12/08	897,386
615,000	Rabobank USA Financial Corp		09/15/08	611,754
1,000,000	Ranger Funding Co LLC		07/10/08	999,288
1,000,000	Ranger Funding Co LLC		08/20/08	996,347
325,000	Societe Generale North America, Inc		07/11/08	324,642
800,000	Svensk Exportkredit AB		08/22/08	797,492
1,700,000	Toyota Motor Credit Corp		09/26/08	1,689,524
1,400,000	Toyota Motor Credit Corp		09/16/08	1,392,724
500,000	Toyota Motor Credit Corp		10/29/08	495,817
1,000,000	Unilever Capital Corp		10/20/08	991,798
1,000,000	Wells Fargo & Co		07/22/08	998,781
650,000	Yorktown Capital LLC		07/03/08	649,903
1,046,000	Yorktown Capital LLC		07/16/08	1,044,858
1,000,000	Yorktown Capital LLC		08/07/08	997,225
500,000	Yorktown Capital LLC		08/19/08	498,251

	TOTAL COMMERCIAL PAPER			62,706,667

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 27.54%
480,000	Federal Home Loan Bank (FHLB)		08/01/08	479,128
507,000	Federal Home Loan Bank (FHLB)		08/13/08	505,722
620,000	Federal Home Loan Bank (FHLB)		09/24/08	616,516
650,000	Federal Home Loan Bank (FHLB)		10/01/08	645,930
200,000	Federal Home Loan Bank (FHLB)		10/27/08	198,610
514,000	Federal Home Loan Bank (FHLB)		11/06/08	510,162
1,085,000	Federal Home Loan Bank (FHLB)		07/02/08	1,084,940
200,000	Federal Home Loan Bank (FHLB)		07/21/08	199,761
1,000,000	Federal Home Loan Bank (FHLB)		12/03/08	989,150

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
861,000		Federal Home Loan Mortgage Corp (FHLMC)		07/07/08	$ 860,700
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)		07/11/08	999,417
380,000		Federal Home Loan Mortgage Corp (FHLMC)		07/28/08	379,413
772,000		Federal Home Loan Mortgage Corp (FHLMC)		08/06/08	770,410
470,000		Federal Home Loan Mortgage Corp (FHLMC)		09/05/08	468,208
2,500,000		Federal Home Loan Mortgage Corp (FHLMC)		09/25/08	2,486,682
1,190,000		Federal Home Loan Mortgage Corp (FHLMC)		11/05/08	1,179,379
366,000		Federal Home Loan Mortgage Corp (FHLMC)		01/05/09	360,935
775,000		Federal Home Loan Mortgage Corp (FHLMC)		09/15/08	771,564
2,325,000		Federal Home Loan Mortgage Corp (FHLMC)		09/22/08	2,313,475
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)		09/29/08	993,941
1,085,000		Federal National Mortgage Association (FNMA)		07/28/08	1,083,291
1,390,000		Federal National Mortgage Association (FNMA)		08/18/08	1,386,256
465,000		Federal National Mortgage Association (FNMA)		07/16/08	464,601
1,400,000		Federal National Mortgage Association (FNMA)		07/25/08	1,398,031
1,000,000		Federal National Mortgage Association (FNMA)		07/30/08	998,389
789,000		Federal National Mortgage Association (FNMA)		07/31/08	787,613
1,500,000		Federal National Mortgage Association (FNMA)		08/08/08	1,496,564
1,275,000		Federal National Mortgage Association (FNMA)		08/27/08	1,270,801
1,340,000		Federal National Mortgage Association (FNMA)		08/29/08	1,335,059
235,000		Federal National Mortgage Association (FNMA)		11/28/08	232,533
1,070,000		Federal National Mortgage Association (FNMA)		09/29/08	1,064,062
2,215,000		Federal National Mortgage Association (FNMA)		09/30/08	2,202,525

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			30,533,768

VARIABLE NOTE - 0.90%
1,000,000	i	Wachovia Bank NA	2.990	11/25/08	1,000,000

		TOTAL VARIABLE NOTE			1,000,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $110,611,300)			110,611,300

		TOTAL PORTFOLIO - 99.78% (Cost $110,611,300)			110,611,300
		OTHER ASSETS & LIABILITIES, NET - 0.22%			248,604

		NET ASSETS - 100.0%			$110,859,904

i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2008.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s first fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

12(a)(2)(i)	Section 302 certification of the principal executive officer

12(a)(2)(ii)	Section 302 certification of the principal financial officer

12(b)	Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: August 21, 2008	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 21, 2008	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Dated: August 21, 2008	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12.	Exhibits.

12(a)(2)(i)	Section 302 certification of the principal executive officer

12(a)(2)(ii)	Section 302 certification of the principal financial officer

12(b)	Section 906 certification of principal executive officer and principal financial officer